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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number          811-5686
                                  ----------------------------------------------


                        AIM Investment Securities Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:       07/31
                        ------------------

Date of reporting period:     7/31/2003
                         -----------------


Explanatory Note

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR originally filed with the Securities and Exchange Commission on October 3, 2003 to provide the proper form of Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended that were required at the original time of filing. This Form N-CSR/A is also being filed to amend Item 1 "Reports to Stockholders" with respect to the AIM Short Term Bond Fund's annual report to provide the chart in such annual report that shows the total return of the fund's Class C shares during the period between 8/30/02 and 7/03. This Form N-CSR/A also updates Item 9 "Controls and Procedures" and Item 10 "Exhibits" as required. Other than the aforementioned revisions this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

                            AIM SHORT TERM BOND FUND
    Supplement dated August 3, 2004 to the Annual Report dated July 31, 2003

A line chart depicting the hypothetical results of a $10,000 investment in the Class C shares of AIM Short Term Bond Fund should have appeared in the Fund's annual report dated July 31, 2003. Such line chart appears below.

AIM SHORT TERM BOND FUND
GROWTH OF $10,000

8/30/02 (inception date of Class C shares) - 7/31/03
Index data from 8/31/02


           AIM SHORT TERM     LIPPER SHORT   LEHMAN BROS. 1-3      LEHMAN U.S.
           BOND FUND CLASS     INVESTMENT    YEAR GOVERNMENT /      AGGREGATE
              C SHARES         GRADE FUND    CREDIT  BOND INDEX    BOND INDEX
                                 INDEX
------------------------------------------------------------------------------
8/30/2002    $10,000.00        $10,000.00        $10,000.00        $10,000.00
9/02         $10,051.00        $10,065.00        $10,087.00        $10,162.00
10/02        $10,062.06        $10,071.04        $10,100.11        $10,115.25
11/02        $10,051.99        $10,075.07        $10,100.11        $10,112.22
12/02        $10,142.46        $10,175.82        $10,209.19        $10,321.54
1/03         $10,146.52        $10,192.10        $10,221.45        $10,330.83
2/03         $10,201.31        $10,253.25        $10,277.66        $10,473.40
3/03         $10,224.77        $10,268.63        $10,299.25        $10,465.02
4/03         $10,277.94        $10,312.79        $10,339.41        $10,551.88
5/03         $10,320.08        $10,371.57        $10,398.35        $10,748.14
6/03         $10,352.07        $10,390.24        $10,421.22        $10,726.65
7/03         $10,258.28        $10,299.68        $10,352.69        $10,366.67


Source: Lipper Inc.

If you wish to obtain a copy of the Annual Report dated July 31, 2003, please contact us:

By Mail: AIM Investment Services, Inc.
         P.O. Box 4739
         Houston, TX  77210-4739

By Telephone: 800-959-4246

On the Internet:  You can send us a request by email or download the
                  Annual Report dated July 31, 2002, via our Web site, aiminvestments.com

Past performance cannot guarantee comparable future results.

Fund performance includes reinvested distributions, fund expenses and management fees. Index results include reinvested dividends. Performance of an index of funds reflects fund expenses; performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance of the indexes does not reflect the effects of taxes.

AIMinvestments.com      STB-STK-1 8/04         A I M Distributors, Inc.

Your goals.                     [AIM Investments logo appears here]
Our solutions.                  --Registered Trademark--
--Registered Trademark--

                                   [COVER ART]

                              AIM HIGH YIELD FUND

                                  JULY 31, 2003

                                  ANNUAL REPORT

                          YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

================================================================================

                                 [COVER IMAGE]

                             FLOWERING GARDEN, 1888

                              BY VINCENT VAN GOGH

================================================================================

AIM HIGH YIELD FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME.

o AIM High Yield Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized.

o The fund invests in higher-yielding, lower-rated corporate bonds, commonly known as junk bonds, which have a greater risk of price fluctuation and loss of principal and income than do U.S. government securities such as U.S. Treasury bills and bonds, for which principal and any applicable interest are guaranteed by the government if held to maturity.

o The average credit quality of the fund's holdings as of the close of the reporting period represents the weighted average quality rating of the securities in the portfolio as assigned by Nationally Recognized Statistical Rating Organizations based on assessment of the credit quality of the individual securities.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In this report, industry classifications used generally are according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman High Yield Index, which represents the performance of high-yield debt securities, is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lipper High Yield Bond Fund Index represents an average of the 30 largest high-yield bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.


A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND USES TO DETERMINE HOW
 TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE,
         UPON REQUEST, BY CALLING 800-959-4246, OR ON THE AIM WEB SITE,
                               AIMinvestments.com.

            NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

     This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           We are pleased to send you this annual report for AIM High
ROBERT H.           Yield Fund for the fiscal year ended July 31, 2003. The
GRAHAM]             report includes a managers' discussion of market conditions and fund strategy, charts tracking fund and index
WE ENCOURAGE YOU    performance, a complete list of portfolio holdings, and
TO WORK CLOSELY     other relevant information as of July 31, 2003. We hope you
WITH YOUR FINANCIAL will find the information in this report helpful.
ADVISOR, ESPECIALLY
AS YOUR FINANCIAL   CONSULT WITH YOUR FINANCIAL ADVISOR
GOALS MAY CHANGE
OVER TIME.          Market conditions can be challenging, as the last few years
ROBERT H. GRAHAM    have demonstrated. Moreover, a wide variety of investment
                    options now exists. We strongly believe that investors can benefit from the guidance of a financial advisor, who can help them make investment choices consistent with their financial objectives and tolerance for risk. Your financial advisor also can help you stay focused on your financial goals regardless of sometimes unsettling market and economic trends. We encourage you to continue to work closely with your financial advisor, especially as your financial goals may change over time.

VISIT OUR WEB SITE

Up-to-date information about your fund is available at our Web site, aiminvestments.com. The Web site also offers economic and market commentary from senior AIM investment officers, educational articles on various investment topics, and other financial information. You also can order forms and literature at our Web site. In addition, you can check your account, conduct transactions and view your account statements. We encourage you to take advantage of the services offered at our Web site.

    As always, members of our award-winning Client Services department also are ready to help you. They can be reached at 800-959-4246.

THANK YOU FOR YOUR COMMITMENT TO AIM INVESTMENTS

We want to express our appreciation to you for your continued participation in AIM Investments. We realize the last few years have been trying for many investors, and future market trends are unpredictable. However, we believe that those who maintain a long-term perspective and adhere to a diversified approach to investing should ultimately be rewarded for their perseverance.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
July 31, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND DELIVERS POSITIVE RETURNS, CURRENT INCOME

This report covers the fiscal year ended July 31, 2003. AIM High Yield Fund Class A shares at NAV returned 22.06% for the fiscal year. Over the same time period, the fund closely tracked its peer group, the Lipper High Yield Bond Fund Index, which returned 22.25%, but underperformed the Lehman High Yield Index which returned 26.96%.

    The fund underperformed the Lehman High Yield Index due to the underperformance of lower-quality securities and outperformance of higher-quality securities in the first few months of the reporting period. Late in the fall of 2002 and into 2003, however, those lower-quality securities performed better than the higher quality part of the market.

MARKET CONDITIONS

In the U.S. fixed-rate securities market, high yield issues far outperformed their investment-grade counterparts for the fiscal year. The Lehman High Yield Index, which represents the performance of U.S. corporate high yield debt securities, returned 26.96% over the period. By comparison, the U.S. investment-grade fixed-rate bond market, as measured by the Lehman Aggregate Bond Index, returned 5.42%.

    With the exception of outflows from bond funds in July of 2003, investor interest in most fixed income funds remained strong through most of the fiscal year. According to AMG Data Services-a provider of mutual fund money flow and holdings data-investors poured $102.9 billion into taxable bond funds from the fourth quarter of 2002 through the second quarter of 2003. High yield bond funds in particular witnessed strong inflows, with $27.9 billion flowing into high yield funds over the same period.

    For most of the fiscal year, the Federal Reserve Board (the Fed) kept the short-term federal funds rate at 1.25%. On June 25, 2003, it lowered that rate to 1.00%, its lowest level since 1958. The Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth.

    This low interest rate environment kept yields on investment-grade bonds such as Treasuries at low levels throughout much of the fiscal year. In June, however, yields jumped rather dramatically. For example, the yield on the 10-year Treasury was 3.35% at the end of May but rose 112 basis points (100 basis points equals 1%) over the next two months to end the reporting period at 4.47%.

==========================================================================================================================
PORTFOLIO COMPOSITION*

as of 7/31/03, based on total net assets

TOP 10 ISSUERS*                                                 TOP 10 INDUSTRIES*
--------------------------------------------------------------------------------------------------------------------------
 1. Qwest Capital Funding, Inc.                      2.1%        1. Broadcasting & Cable TV                         15.8%

 2. Cablevision Systems New York Group               2.0         2. Multi-Utilities & Unregulated Power              7.9

 3. Pegasus Communications Corp.                     1.8         3. Wireless Telecommunication Services              7.6

 4. Charter Communications Holdings, LLC/Charter                 4. Oil & Gas Refining, Marketing & Transportation   4.6
    Communications Holdings Capital Corp.            1.7
                                                                 5. Hotels, Resorts & Cruise Lines                   4.4
 5. Williams Cos., Inc. (The)                        1.5
                                                                 6. Metal & Glass Containers                         3.9
 6. Dobson Communications Corp.                      1.5
                                                                 7. Integrated Telecommunications Services           2.8
 7. aaiPharma Inc.                                   1.3
                                                                 8. Electric Utilities                               2.6
 8. Adelphia Communications Corp.                    1.2
                                                                 9. Railroads                                        2.1
 9. Nextel Communications, Inc.                      1.1
                                                                10. Integrated Oil & Gas                             2.0
10. El Paso Energy Partners, L.P.                    1.1

                                                                TOTAL NUMBER OF HOLDINGS*                            267

                                                                TOTAL NET ASSETS                           $1.15 billion

* Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==========================================================================================================================

================================================================================

                             IN THE U.S. FIXED-RATE

                            SECURITIES MARKET, HIGH

                                YIELD ISSUES FAR

                      OUTPERFORMED THEIR INVESTMENT-GRADE

                              COUNTERPARTS FOR THE

                                  FISCAL YEAR.

================================================================================

    Meanwhile, the yield spread between Treasuries and comparable-maturity high yield bonds narrowed more than 350 basis points during the fiscal year. Nonetheless, as depicted in the chart on page 3, the yield on the fund's class A shares as of July 31, 2003 was significantly higher than that of the 10-year Treasury.

YOUR FUND

The fund's average credit quality remains B, with 50.5% of the fund's assets in B-rated bonds as of July 31, 2003. However, we are also careful to maintain exposure to other quality rating tiers within the high yield universe.

    The fund's positioning proved advantageous, as B-rated bonds and CCC-rated bonds significantly outperformed BB-rated bonds-the highest rated sector of the high yield market-during the fiscal year.

    Select industry exposure also contributed to fund performance. Specifically, investments in the cable, wireless and utility sectors contributed positively to fund performance. It is our opinion that these sectors and the high yield market in general benefited from improving fundamentals. Meanwhile, select investments in the food/tobacco and metals/mining sectors detracted slightly from fund performance.

    Recognizing the possibility of a down draft in any particular industry or sector, we continue to diversify the portfolio amid a broad array of sectors and industries. At the same time, we believe a large cross section of holdings also helps limit issuer-specific risk.

IN CLOSING

We know that market conditions in recent years have been largely disappointing. We are pleased, however, that high yield returns (represented by the Lehman High Yield Index) were positive for 10 out of 12 months during the fiscal year and that the fund's absolute performance has responded as well.

    We want to assure you that your fund management team continues to work diligently to meet the fund's goal of achieving a high level of current income.

                    PETER EHRET

[PHOTO OF           Mr. Ehret, Chartered Financial Analyst, is Vice President of
PETER EHRET]        A I M Capital Management, Inc. and co-manager of AIM High
                    Yield Fund. He joined AIM in 2001 and graduated cum laude
with a B.S. in economics from the University of Minnesota. He also has an M.S. in real estate appraisal and investment analysis from the University of Wisconsin-Madison.

                    CAROLYN L. GIBBS

[PHOTO OF           Ms. Gibbs, Chartered Financial Analyst, is Senior Vice
CAROLYN L. GIBBS]   President of A I M Capital Management, Inc. and co-manager of AIM High Yield Fund. She has been in the investment
business since 1983. Ms. Gibbs is a Phi Beta Kappa graduate from Texas Christian University, where she received a B.A. in English. She also received an M.B.A. in finance from The Wharton School at the University of Pennsylvania.

Assisted by the High Yield Taxable Team


================================================================================

YIELD VS. TREASURIES

YIELD ADVANTAGE
30-day yield as of 7/31/03

                                    [BAR CHART]

HIGH YIELD FUND
CLASS A SHARES                         7.66%

HIGH YIELD FUND
CLASS B & C SHARES                     7.24%

10-YEAR U.S. TREASURY                  4.47%

================================================================================

================================================================================

FUND VS. BENCHMARKS

FUND VS. INDEXES

Average Annual Total returns 7/31/02-7/31/03
Excluding sales charges

CLASS A SHARES                      22.06%

CLASS B SHARES                      21.12

CLASS C SHARES                      20.89

LEHMAN AGGREGATE BOND INDEX
(Broad Market Index)                 5.42

LEHMAN HIGH YIELD INDEX
(Style-Specific Index)              26.96

LIPPER HIGH YIELD BOND
Fund Index (Peer Group Index)       22.25

Source: Bloomberg

================================================================================

[GRAPHIC]

FOR MORE INFORMATION VISIT AIMinvestments.com

                          See important fund and index
                        disclosures inside front cover.

FUND PERFORMANCE

================================================================================

RESULTS OF A $10,000 INVESTMENT
7/31/93-7/31/03

                                [MOUNTAIN CHART]

            AIM HIGH
            YIELD FUND           LEHMAN AGGREGATE     LEHMAN HIGH      LIPPER HIGH YIELD
DATE        CLASS A SHARES       BOND INDEX           YIELD INDEX      BOND FUND INDEX
--------    --------------       ----------------     -----------      -----------------
7/31/93             $ 9525                 $10000          $10000                 $10000
10/31/93              9792                  10240           10315                  10340
1/31/94              10287                  10346           10721                  10861
4/30/94               9869                   9835           10218                  10330
7/31/94               9803                  10008           10342                  10321
10/31/94              9927                   9864           10442                  10339
1/31/95               9931                  10106           10528                  10297
4/30/95              10609                  10556           11286                  10973
7/31/95              11042                  11020           11823                  11500
10/31/95             11274                  11408           12080                  11746
1/31/96              11671                  11819           12596                  12216
4/30/96              11908                  11467           12625                  12387
7/31/96              12100                  11629           12866                  12548
10/31/96             12750                  12073           13421                  13145
1/31/97              13415                  12203           13909                  13670
4/30/97              13294                  12279           14074                  13713
7/31/97              14201                  12882           14988                  14700
10/31/97             14645                  13148           15263                  15031
1/31/98              15176                  13513           15825                  15617
4/30/98              15506                  13619           16131                  16042
7/31/98              15464                  13894           16338                  16162
10/31/98             13574                  14374           15188                  14504
1/31/99              14315                  14603           16072                  15585
4/30/99              14797                  14472           16441                  16205
7/31/99              14517                  14237           16250                  15903
10/31/99             13968                  14449           15850                  15575
1/31/00              14376                  14330           16147                  15960
4/30/00              13661                  14653           15864                  15726
7/31/00              13428                  15086           16142                  15760
10/31/00             11828                  15503           15595                  15075
1/31/01              11882                  16313           16410                  15441
4/30/01              11076                  16468           16035                  14780
7/31/01              10746                  17002           16098                  14586
10/31/01             10306                  17763           15568                  13927
1/31/02              10622                  17546           16183                  14366
4/30/02              10445                  17760           16602                  14542
7/31/02               9120                  18284           14626                  13140
10/31/02              8860                  18807           14717                  13098
1/31/03               9773                  19208           16374                  14295
4/30/03              10733                  19619           18064                  15578
7/31/03             $11132                 $19274          $18569                 $16063

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.

Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's share classes will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover. Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance of the indexes does not reflect the effects of taxes.

    This chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

================================================================================

FUND RETURNS

================================================================================

AVERAGE ANNUAL TOTAL RETURNS
As of 7/31/03, including sales charges

CLASS A SHARES
 Inception (7/11/78)        7.59%
  10 Years                  1.08
   5 Years                 -7.27
   1 Year                  16.12

CLASS B SHARES
 Inception (9/1/93)         0.90%
   5 Years                 -7.29
   1 Year                  16.12

CLASS C SHARES
 Inception (8/4/97)        -4.77%
   5 Years                 -7.10
   1 Year                  19.89

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of June 30, 2003, the most recent calendar quarter-end, which were:
Class A shares, inception (7/11/78), 7.64%; 10 years, 1.24%; five years, -7.11%; one year, 12.39%. Class B shares, inception (9/1/93); 0.96%; five years, -7.13%; one year, 11.96%. Class C shares, inception (8/4/97); -4.70%; five years, -6.91%; one year, 16.01%.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
July 31, 2003


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
BONDS & NOTES-97.26%

AEROSPACE & DEFENSE-0.94%

Hexcel Corp.,
  Sr. Sec. Notes, 9.88%, 10/01/08
  (Acquired 03/07/03; Cost $816,354)(a)        $   825,000   $      895,125
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 9.75%, 01/15/09         6,870,000        6,870,000
---------------------------------------------------------------------------
Orbital Sciences Corp., Sr. Notes, 9.00%,
  07/15/11 (Acquired 07/02/03; Cost
  $2,945,000)(a)                                 2,945,000        2,989,175
===========================================================================
                                                                 10,754,300
===========================================================================

AIRLINES-1.66%

Delta Air Lines, Inc.,
  Series C, Medium Term Notes, 6.65%,
  03/15/04                                       4,415,000        4,216,325
---------------------------------------------------------------------------
  Unsec. Notes, 7.90%, 12/15/09                  9,225,000        7,057,125
---------------------------------------------------------------------------
Northwest Airlines Inc.,
  Sr. Unsec. Gtd. Notes, 8.88%, 06/01/06         3,840,000        2,860,800
---------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes, 8.52%, 04/07/04      5,300,000        4,955,500
===========================================================================
                                                                 19,089,750
===========================================================================

ALTERNATIVE CARRIERS-0.31%

LCI International, Inc., Sr. Notes, 7.25%,
  06/15/07                                       4,825,000        3,546,375
===========================================================================

APPAREL RETAIL-0.41%

Mothers Work, Inc., Sr. Unsec. Gtd. Notes,
  11.25%, 08/01/10                               4,330,000        4,741,350
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.44%

Perry Ellis International Inc.-Series B, Sr.
  Sec. Notes, 9.50%, 03/15/09                    1,890,000        1,975,050
---------------------------------------------------------------------------
Phillips-Van Heusen Corp., Sr. Notes, 8.13%,
  05/01/13 (Acquired 04/30/03; Cost
  $1,855,000)(a)                                 1,855,000        1,892,100
---------------------------------------------------------------------------
Russell Corp., Sr. Unsec. Gtd. Global Notes,
  9.25%, 05/01/10                                4,735,000        5,090,125
---------------------------------------------------------------------------
Warnaco Inc., Sr. Notes, 8.88%, 06/15/13
  (Acquired 06/05/03-07/07/03; Cost
  $2,913,400)(a)                                 2,875,000        2,982,812
---------------------------------------------------------------------------
William Carter Co. (The)-Series B, Sr. Unsec.
  Gtd. Sub. Global Notes, 10.88%, 08/15/11       4,115,000        4,629,375
===========================================================================
                                                                 16,569,462
===========================================================================

AUTO PARTS & EQUIPMENT-0.90%

Dura Operating Corp.-Series B, Sr. Unsec.
  Gtd. Global Notes, 8.63%, 04/15/12               460,000          476,100
---------------------------------------------------------------------------
Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(b)(c)(d)                             26,310,000                3
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT-(CONTINUED)

Tenneco Automotive Inc.,
  Series B, Sr. Unsec. Gtd. Sub. Notes,
  11.63%, 10/15/09                             $ 3,690,000   $    3,247,200
---------------------------------------------------------------------------
  Sr. Sec. Second Lien Notes, 10.25%,
  07/15/13 (Acquired 06/10/03; Cost
  $2,920,000)(a)                                 2,920,000        2,934,600
---------------------------------------------------------------------------
TRW Automotive Inc., Sr. Notes, 9.38%,
  02/15/13 (Acquired 02/06/03; Cost
  $3,380,000)(a)                                 3,380,000        3,734,900
===========================================================================
                                                                 10,392,803
===========================================================================

AUTOMOBILE MANUFACTURERS-0.05%

General Motors Corp., Sr. Unsec. Global
  Notes, 7.13%, 07/15/13                           610,000          587,467
===========================================================================

BROADCASTING & CABLE TV-13.68%

Adelphia Communications Corp.,
  Series B, Sr. Unsec. Notes, 9.88%,
  03/01/07(b)(d)                                 4,220,000        2,795,750
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 10.88%, 10/01/10(b)(d)      15,970,000       10,580,125
---------------------------------------------------------------------------
Allbritton Communications Co., Sr. Unsec.
  Sub. Global Notes, 7.75%, 12/15/12             1,675,000        1,666,625
---------------------------------------------------------------------------
Avalon Cable LLC, Sr. Disc. Notes, 11.88%,
  12/01/08(e)                                    2,715,000        2,674,275
---------------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp.,
  Sr. Unsec. Sub. Disc. Notes,
  9.92%, 04/01/11(e)                            16,215,000       11,512,650
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 11.13%,
  01/15/11                                       9,655,000        7,917,100
---------------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Deb.,
  11.20%, 11/15/07(e)                            8,135,000        8,053,650
---------------------------------------------------------------------------
DirecTV Holdings LLC, Sr. Notes, 8.38%,
  03/15/13 (Acquired 02/25/03; Cost
  $5,795,000)(a)                                 5,795,000        6,417,962
---------------------------------------------------------------------------
Granite Broadcasting Corp., Sr. Sub. Notes,
  10.38%, 05/15/05                               3,923,000        3,903,385
---------------------------------------------------------------------------
Insight Midwest, L.P./Insight Capital Inc.,
  Sr. Unsec. Global Notes, 10.50%, 11/01/10      6,865,000        7,414,200
---------------------------------------------------------------------------
Knology, Inc., Sr. Unsec. PIK Notes, 12.00%,
  11/30/09 (Acquired 01/06/98-05/15/03; Cost
  $18,357,943)(a)                               11,048,225        9,501,473
---------------------------------------------------------------------------
LBI Media Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.13%, 07/15/12                        5,810,000        6,361,950
---------------------------------------------------------------------------
Mediacomm LLC/Mediacomm Capital Corp., Sr.
  Unsec. Notes, 9.50%, 01/15/13                  8,820,000        8,775,900
---------------------------------------------------------------------------
Nextmedia Operating Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 07/01/11                   4,865,000        5,375,825
---------------------------------------------------------------------------


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Pegasus Communications Corp.-Series B,
  Sr. Notes, 9.63%, 10/15/05                   $10,010,000   $    9,209,200
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 12.50%, 08/01/07            11,960,000       11,063,000
---------------------------------------------------------------------------
Pegasus Media & Communications Inc.- Series
  B, Sr. Sub. Notes, 12.50%, 07/01/05            8,745,000        8,788,725
---------------------------------------------------------------------------
Salem Communications Holding Corp.-Series B,
  Sr. Unsec. Gtd. Sub. Global Notes, 9.00%,
  07/01/11                                       5,495,000        5,852,175
---------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 9.63%, 11/01/09        6,669,000        7,169,175
---------------------------------------------------------------------------
United Pan-Europe Communications N.V.
  (Netherlands)-Series B, Sr. Unsec. Yankee Notes,
    11.25%, 02/01/10(b)(d)                      13,665,000        4,321,556
---------------------------------------------------------------------------
    11.50%, 02/01/10(b)(d)                       8,850,000        2,820,937
---------------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Sec. Notes,
  12.00%, 06/15/10 (Acquired 06/12/03-
  07/22/03; Cost $11,252,700)(a)                11,260,000       11,203,700
---------------------------------------------------------------------------
Young Broadcasting Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes,
  8.75%, 06/15/07                                2,870,000        2,898,700
---------------------------------------------------------------------------
  9.00%, 01/15/06                                  970,000          979,700
===========================================================================
                                                                157,257,738
===========================================================================

BUILDING PRODUCTS-1.15%

Associated Materials Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.75%, 04/15/12             1,930,000        2,007,200
---------------------------------------------------------------------------
Building Materials Corp., Sr. Unsec. Gtd.
  Notes, 8.00%, 12/01/08                         5,800,000        5,466,500
---------------------------------------------------------------------------
MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                        8,085,000        5,699,925
===========================================================================
                                                                 13,173,625
===========================================================================

CASINOS & GAMING-0.97%

Herbst Gaming, Inc.-Series B, Sr. Sec. Global
  Notes, 10.75%, 09/01/08                        4,745,000        5,255,087
---------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Global Notes, 8.00%, 04/01/12        1,470,000        1,572,900
---------------------------------------------------------------------------
Venetian Casino Resort, LLC, Sec. Gtd.
  Mortgage Global Notes, 11.00%, 06/15/10        3,905,000        4,344,312
===========================================================================
                                                                 11,172,299
===========================================================================

COMMODITY CHEMICALS-1.25%

Equistar Chemicals L.P./Equistar Funding Corp.,
  Sr. Unsec. Gtd. Global Notes, 10.13%, 09/01/08 7,275,000        7,311,375
---------------------------------------------------------------------------
ISP Chemco Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Global Notes, 10.25%, 07/01/11            3,840,000        4,320,000
---------------------------------------------------------------------------
Methanex Corp. (Canada), Sr. Unsec. Notes,
  8.75%, 08/15/12                                2,420,000        2,698,300
===========================================================================
                                                                 14,329,675
===========================================================================

COMMUNICATIONS EQUIPMENT-0.47%

Nortel Network Ltd. (Canada), Sr. Global
  Notes, 6.13%, 02/15/06                         2,255,000        2,159,162
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

Nortel Networks Corp. (Canada), Sr. Unsec.
  Gtd. Conv. Global Notes, 4.25%, 09/01/08     $ 3,860,000   $    3,247,225
===========================================================================
                                                                  5,406,387
===========================================================================

COMPUTER STORAGE & PERIPHERALS-0.05%

Seagate Technology Hdd Holdings, Sr. Unsec.
  Gtd. Global Notes, 8.00%, 05/15/09               480,000          520,800
===========================================================================

CONSTRUCTION & ENGINEERING-0.47%

Schuff Steel Co., Sr. Unsec. Gtd. Notes,
  10.50%, 06/01/08                               7,185,000        5,424,675
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.89%

Case New Holland Inc., Sr. Notes, 9.25%,
  08/01/11 (Acquired 07/29/03; Cost
  $2,899,457)(a)                                 2,940,000        2,883,199
---------------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 07/15/11                         6,835,000        7,313,450
===========================================================================
                                                                 10,196,649
===========================================================================

DEPARTMENT STORES-1.03%

JC Penney Co. Inc.,
  Sr. Unsec. Notes, 8.00%, 03/01/10              4,825,000        4,921,500
---------------------------------------------------------------------------
  Unsec. Notes, 7.60%, 04/01/07                  6,755,000        6,923,875
===========================================================================
                                                                 11,845,375
===========================================================================

DISTILLERS & VINTNERS-0.11%

Constellation Brands, Inc.-Series B, Sr. Gtd.
  Sub. Notes, 8.13%, 01/15/12                    1,220,000        1,287,100
===========================================================================

DIVERSIFIED CHEMICALS-0.98%

FMC Corp., Sr. Sec. Global Notes, 10.25%,
  11/01/09                                       2,250,000        2,508,750
---------------------------------------------------------------------------
Huntsman International LLC,
  Sr. Notes, 9.88%, 03/01/09
  (Acquired 04/03/03; Cost $1,020,925)(a)          970,000          979,700
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 9.88%,
  03/01/09                                       7,690,000        7,766,900
===========================================================================
                                                                 11,255,350
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.99%

United Rentals North America Inc.,
  Series B, Sr. Unsec. Gtd. Global Notes,
  10.75%, 04/15/08                               5,455,000        5,891,400
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 10.75%, 04/15/08
  (Acquired 12/17/02; Cost $2,838,566)(a)        2,925,000        3,159,000
---------------------------------------------------------------------------
Wackenhut Corrections Corp., Sr. Notes,
  8.25%, 07/15/13 (Acquired 07/01/03; Cost
  $2,230,000)(a)                                 2,230,000        2,330,350
===========================================================================
                                                                 11,380,750
===========================================================================


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

DIVERSIFIED METALS & MINING-0.30%

Wolverine Tube, Inc., Sr. Notes, 7.38%,
  08/01/08 (Acquired 03/18/03-06/04/03; Cost
  $3,516,269)(a)                               $ 3,650,000   $    3,449,250
===========================================================================

DRUG RETAIL-1.08%

Rite Aid Corp.,
  Sr. Notes, 9.25%, 06/01/13
  (Acquired 05/13/03-06/10/03;
  Cost $9,555,682)(a)                            9,720,000        9,598,500
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 7.13%, 01/15/07       2,895,000        2,829,862
===========================================================================
                                                                 12,428,362
===========================================================================

ELECTRIC UTILITIES-2.60%

CMS Energy Corp.,
  Sr. Notes, 7.75%, 08/01/10
  (Acquired 07/09/03; Cost $1,090,281)(a)        1,105,000        1,055,275
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.63%, 11/15/04              1,935,000        1,944,675
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.90%, 07/15/08       4,140,000        4,181,400
---------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Unsec. Unsub.
  Notes,
  8.13%, 03/15/05                                9,605,000        9,749,075
---------------------------------------------------------------------------
  8.75%, 02/15/12                                1,935,000        1,625,400
---------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08                       12,050,000        6,205,750
---------------------------------------------------------------------------
Orion Power Holdings, Inc., Sr. Unsec. Global
  Notes, 12.00%, 05/01/10                        2,905,000        3,355,275
---------------------------------------------------------------------------
PG&E Corp., Sr. Sec. Notes, 6.88%, 07/15/08
  (Acquired 06/27/03; Cost $1,735,000)(a)        1,735,000        1,768,538
===========================================================================
                                                                 29,885,388
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.88%

Midwest Generation LLC-Series B., Global
  Asset-Backed Pass Through Ctfs., 8.56%,
  01/02/16                                       7,660,000        7,238,700
---------------------------------------------------------------------------
Thomas & Betts Corp., Sr. Unsec. Notes,
  7.25%, 06/01/13                                2,885,000        2,892,212
===========================================================================
                                                                 10,130,912
===========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.85%

Flextronics International Ltd. (Singapore),
  Sr. Unsec. Sub. Yankee Notes, 9.88%,
  07/01/10                                       3,930,000        4,264,050
---------------------------------------------------------------------------
Sanmina-SCI Corp., Sr. Gtd. Sec. Global
  Notes, 10.38%, 01/15/10                        4,830,000        5,518,275
===========================================================================
                                                                  9,782,325
===========================================================================

ENVIRONMENTAL SERVICES-0.82%

Allied Waste North America Inc.,
  Sr. Sec. Gtd. Global Notes, 9.25%, 09/01/12    4,000,000        4,390,000
---------------------------------------------------------------------------
  Sr. Sec. Gtd. Sub. Global Notes, 8.50%,
  12/01/08                                       4,750,000        5,035,000
===========================================================================
                                                                  9,425,000
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------


FERTILIZERS & AGRICULTURAL CHEMICALS-0.49%

IMC Global Inc., Sr. Notes, 10.88%, 08/01/13
  (Acquired 07/18/03; Cost $5,440,982)(a)      $ 5,540,000   $    5,623,100
===========================================================================

FOOD RETAIL-0.70%

Ahold Finance USA Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 8.25%, 07/15/10                  2,900,000        2,885,500
---------------------------------------------------------------------------
Ahold Lease USA, Inc.-Series 2001, Class A-1,
  Gtd. Disc. Asset-Backed Pass Through Ctfs.,
  7.82%, 01/02/20                                5,612,905        5,191,937
===========================================================================
                                                                  8,077,437
===========================================================================

FOREST PRODUCTS-1.51%

Georgia-Pacific Corp.,
  Sr. Notes, 7.38%, 07/15/08
  (Acquired 05/21/03; Cost $3,850,000)(a)        3,850,000        3,830,750
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.88%, 02/01/10 (Acquired
  01/23/03; Cost $5,285,952)(a)                  5,320,000        5,559,400
---------------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 9.88%, 05/15/08       7,680,000        7,987,200
===========================================================================
                                                                 17,377,350
===========================================================================

GAS UTILITIES-0.34%

SEMCO Energy, Inc., Sr. Notes,
  7.13%, 05/15/08 (Acquired 05/14/03; Cost
  $2,885,000)(a)                                 2,885,000        2,928,275
---------------------------------------------------------------------------
  7.75%, 05/15/13 (Acquired 05/14/03; Cost
  $960,000)(a)                                     960,000          974,400
===========================================================================
                                                                  3,902,675
===========================================================================

GENERAL MERCHANDISE STORES-0.91%

Pantry, Inc. (The), Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 10/15/07                       10,100,000       10,453,500
===========================================================================

HEALTH CARE DISTRIBUTORS-0.27%

AmerisourceBergen Corp., Sr. Unsec. Gtd.
  Global Notes, 7.25%, 11/15/12                  2,900,000        3,052,250
===========================================================================

HEALTH CARE EQUIPMENT-0.87%

Medex, Inc., Sr. Sub. Notes, 8.88%, 05/15/13
  (Acquired 05/14/03-07/09/03; Cost
  $2,793,400)(a)                                 2,725,000        2,861,250
---------------------------------------------------------------------------
Medquest Inc.-Series B, Sr. Unsec. Sub.
  Global Notes, 11.88%, 08/15/12                 2,880,000        3,024,000
---------------------------------------------------------------------------
Vicar Operating, Inc., Sr. Unsec. Gtd. Notes,
  9.88%, 12/01/09                                3,800,000        4,161,000
===========================================================================
                                                                 10,046,250
===========================================================================

HEALTH CARE FACILITIES-1.37%

Hanger Orthopedic Group, Inc.,
  Sr. Gtd. Sub. Notes, 11.25%, 06/15/09          5,175,000        5,640,750
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 10.38%,
  02/15/09                                         920,000        1,007,400
---------------------------------------------------------------------------
Province Healthcare Co., Sr. Sub. Notes,
  7.50%, 06/01/13                                  960,000          945,600
---------------------------------------------------------------------------


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
HEALTH CARE FACILITIES-(CONTINUED)

Triad Hospitals, Inc.-Series B, Sr. Unsec.
  Gtd. Global Notes, 8.75%, 05/01/09           $ 2,855,000   $    3,054,850
---------------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes, 10.00%,
  12/15/11                                       4,740,000        5,131,050
===========================================================================
                                                                 15,779,650
===========================================================================

HEALTH CARE SUPPLIES-1.16%

DJ Orthopedics LLC/DJ Orthopedics Capital
  Corp., Sr. Unsec. Gtd. Sub. Notes, 12.63%,
  06/15/09                                       5,765,000        6,197,375
---------------------------------------------------------------------------
Fisher Scientific International Inc.,
  Sr. Sub. Global Notes, 8.13%, 05/01/12
  (Acquired 01/09/03; Cost $4,061,200)(a)        3,905,000        4,178,350
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 8.13%,
  05/01/12                                       2,810,000        3,006,700
===========================================================================
                                                                 13,382,425
===========================================================================

HOME FURNISHINGS-0.76%

Sealy Mattress Co.-Series B, Sr. Gtd. Sub.
  Notes, 9.88%, 12/15/07                         8,960,000        8,736,000
===========================================================================

HOMEBUILDING-1.68%

Beazer Homes USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 8.38%, 04/15/12                  3,775,000        4,039,250
---------------------------------------------------------------------------
D.R. Horton, Inc., Sr. Unsec. Gtd. Notes,
  5.88%, 07/01/13                                4,110,000        3,781,200
---------------------------------------------------------------------------
Technical Olympic USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 07/01/10                  3,910,000        4,125,050
---------------------------------------------------------------------------
WCI Communities Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 02/15/11                 6,770,000        7,413,150
===========================================================================
                                                                 19,358,650
===========================================================================

HOTELS, RESORTS & CRUISE LINES-4.44%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                       4,140,000        4,419,450
---------------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Gtd.
  Global Notes, 10.50%, 02/01/10                 7,740,000        8,455,950
---------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., Sr. First
  Mortgage Global Notes, 8.88%, 05/15/12         1,880,000        1,978,700
---------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  08/15/11                                       4,690,000        5,041,750
---------------------------------------------------------------------------
La Quinta Properties, Sr. Notes, 8.88%,
  03/15/11 (Acquired 03/14/03; Cost
  $4,830,000)(a)                                 4,830,000        5,095,650
---------------------------------------------------------------------------
MeriStar Hospitality Corp., Sr. Unsec. Gtd.
  Global Notes, 9.13%, 01/15/11                  8,690,000        8,559,650
---------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia),
  Sr. Unsec. Notes, 8.00%, 05/15/10              2,845,000        2,944,575
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 8.75%,
  02/02/11                                       7,470,000        7,955,550
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

---------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES-(CONTINUED)

Starwood Hotels Resorts, Sr. Gtd. Global
  Notes, 7.88%, 05/01/12                       $ 6,235,000   $    6,640,275
===========================================================================
                                                                 51,091,550
===========================================================================

INDUSTRIAL CONGLOMERATES-0.59%

TD Funding Corp., Sr. Sub. Notes, 8.38%,
  07/15/11 (Acquired 07/15/03; Cost
  $1,475,000)(a)                                 1,475,000        1,504,500
---------------------------------------------------------------------------
Tyco International Group S.A. (Luxembourg),
  Sr. Gtd. Conv. Putable Notes,
  2.75%, 01/15/08 (Acquired 01/07/03;
  Cost $2,334,000)(a)                            2,334,000        2,436,112
---------------------------------------------------------------------------
  3.13%, 01/15/15 (Acquired 01/07/03; Cost
  $2,674,000)(a)                                 2,674,000        2,824,413
===========================================================================
                                                                  6,765,025
===========================================================================

INDUSTRIAL MACHINERY-1.22%

Cabot Safety Corp., Sr. Sub. Notes, 12.50%,
  07/15/05                                       8,630,000        8,802,600
---------------------------------------------------------------------------
Dresser, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.38%, 04/15/11                           960,000          984,000
---------------------------------------------------------------------------
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd.
  Sub. Global Notes, 10.50%, 08/01/12            3,870,000        4,198,950
===========================================================================
                                                                 13,985,550
===========================================================================

INTEGRATED OIL & GAS-1.95%

El Paso CGP Co.,
  Sr. Unsec. Notes, 6.20%, 05/15/04              4,840,000        4,755,300
---------------------------------------------------------------------------
  Unsec. Deb., 9.75%, 08/01/03                   1,935,000        1,935,000
---------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/10                  4,925,000        4,013,875
---------------------------------------------------------------------------
PDVSA Finance Ltd. (Cayman Islands), Global
  Notes, 8.50%, 11/16/12                         5,235,000        4,724,588
---------------------------------------------------------------------------
Petrobras International Finance Co., Global
  Notes, 9.13%, 07/02/13                         6,725,000        6,943,563
===========================================================================
                                                                 22,372,326
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.82%

Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10                                       7,810,000        7,536,650
---------------------------------------------------------------------------
PTC International Finance II S.A.
  (Luxembourg), Sr. Unsec. Gtd. Sub. Yankee
  Notes, 11.25%, 12/01/09                        1,065,000        1,176,825
---------------------------------------------------------------------------
Qwest Capital Funding, Inc., Unsec. Gtd.
  Global Notes,
  5.88%, 08/03/04                                6,535,000        6,175,575
---------------------------------------------------------------------------
  7.00%, 08/03/09                                8,580,000        6,563,700
---------------------------------------------------------------------------
  7.25%, 02/15/11                               14,385,000       11,004,525
===========================================================================
                                                                 32,457,275
===========================================================================


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

LEISURE FACILITIES-1.25%

Six Flags, Inc.,
  Sr. Unsec. Global Notes, 8.88%, 02/01/10     $ 5,000,000   $    4,550,000
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 9.75%, 06/15/07              4,210,000        3,999,500
---------------------------------------------------------------------------
Town Sports International, Inc., Sr. Unsec.
  Gtd. Global Notes, 9.63%, 04/15/11             2,415,000        2,559,900
---------------------------------------------------------------------------
Universal City Development, Sr. Notes,
  11.75%, 04/01/10 (Acquired 03/21/03; Cost
  $2,866,186)(a)                                 2,900,000        3,219,000
===========================================================================
                                                                 14,328,400
===========================================================================

LIFE & HEALTH INSURANCE-0.16%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $1,877,504)(a)        1,900,000        1,829,491
===========================================================================

MARINE-1.07%

General Maritime Corp. (Republic of Marshall
  Islands), Sr. Notes, 10.00%, 03/15/13
  (Acquired 03/17/03-03/21/03; Cost
  $5,113,302)(a)                                 5,130,000        5,668,650
---------------------------------------------------------------------------
Overseas Shipholding Group, Inc., Sr. Unsec.
  Notes, 8.25%, 03/15/13 (Acquired 03/04/03-
  06/10/03; Cost $4,893,482)(a)                  4,840,000        5,057,800
---------------------------------------------------------------------------
Stena A.B. (Sweden), Sr. Unsec. Global Notes,
  9.63%, 12/01/12                                1,415,000        1,552,963
===========================================================================
                                                                 12,279,413
===========================================================================

MARINE PORTS & SERVICES-0.23%

Seabulk International, Inc., Sr. Notes,
  9.50%, 08/15/13 (Acquired 07/29/03; Cost
  $2,675,000)(a)                                 2,675,000        2,661,625
===========================================================================

METAL & GLASS CONTAINERS-3.86%

AEP Industries Inc., Sr. Unsec. Sub. Notes,
  9.88%, 11/15/07                                2,045,000        1,912,075
---------------------------------------------------------------------------
Anchor Glass Container Corp., Sr. Sec. Global
  Notes, 11.00%, 02/15/13                        4,825,000        5,211,000
---------------------------------------------------------------------------
Crown European Holdings S.A (France), Sr.
  Sec. Second Lien Notes, 9.50%, 03/01/11
  (Acquired 02/11/03; Cost $4,825,000)(a)        4,825,000        5,018,000
---------------------------------------------------------------------------
Greif Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/01/12                         6,775,000        7,283,125
---------------------------------------------------------------------------
Jarden Corp., Sr. Sec. Gtd. Sub. Notes,
  9.75%, 05/01/12                                  960,000        1,032,000
---------------------------------------------------------------------------
Owens-Brockway,
  Sr. Sec. Gtd. Global Notes, 8.75%, 11/15/12    3,900,000        4,114,500
---------------------------------------------------------------------------
  Sr. Sec. Notes, 7.75%, 05/15/11 (Acquired
  04/29/03; Cost $1,885,000)(a)                  1,885,000        1,913,275
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.25%, 05/15/13 (Acquired
  04/29/03; Cost $2,900,000)(a)                  2,900,000        2,943,500
---------------------------------------------------------------------------
Owens-Illinois, Inc., Sr. Unsec. Deb., 7.50%,
  05/15/10                                       4,600,000        4,439,000
---------------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd.
  Global Notes, 10.75%, 09/01/11                 4,870,000        5,259,600
---------------------------------------------------------------------------

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

METAL & GLASS CONTAINERS-(CONTINUED)

Pliant Corp., Sr. Sec. Second Lien Notes,
  11.13%, 09/01/09 (Acquired 05/22/03; Cost
  $3,775,000)(a)                               $ 3,775,000   $    4,001,500
---------------------------------------------------------------------------
Stone Container Corp., Sr. Unsec. Global
  Notes, 8.38%, 07/01/12                           165,000          169,125
---------------------------------------------------------------------------
U.S. Can Corp., Sr. Sec. Notes, 10.88%,
  07/15/10 (Acquired 07/15/03; Cost
  $1,105,000)(a)                                 1,105,000        1,121,575
===========================================================================
                                                                 44,418,275
===========================================================================

MOVIES & ENTERTAINMENT-1.69%

AMC Entertainment Inc., Sr. Unsec. Sub.
  Notes, 9.50%, 02/01/11                         9,210,000        9,624,450
---------------------------------------------------------------------------
Imax Corp. (Canada), Sr. Unsec. Yankee Notes,
  7.88%, 12/01/05                                9,925,000        9,776,125
===========================================================================
                                                                 19,400,575
===========================================================================

MULTI-UTILITIES & UNREGULATED POWER-7.24%

AES Corp. (The),
  Sr. Sec. Notes, 8.75%, 05/15/13
  (Acquired 05/01/03; Cost $2,410,000)(a)        2,410,000        2,361,800
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 8.50%, 11/01/07         7,005,000        6,392,063
---------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19                                5,713,207        5,913,169
---------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Notes, 8.50%, 05/01/08         6,295,000        4,689,775
---------------------------------------------------------------------------
Calpine Corp.,
  Sr. Sec. Notes, 8.75%, 07/15/13
  (Acquired 07/10/03; Cost $2,468,144)(a)        2,470,000        2,229,175
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.25%, 08/15/05              6,985,000        6,321,425
---------------------------------------------------------------------------
Gemstone Investors Ltd., Sr. Unsec. Gtd.
  Notes, 7.71%, 10/31/04 (Acquired
  02/27/03-05/15/03; Cost $8,954,650)(a)         9,595,000        9,307,150
---------------------------------------------------------------------------
Mirant Americas Generation, LLC, Sr. Unsec.
  Notes, 7.63%, 05/01/06(d)(f)                  12,580,000        9,623,700
---------------------------------------------------------------------------
Reliant Resources, Inc., Sr. Sec. Notes,
  9.25%, 07/15/10 (Acquired 06/26/03; Cost
  $4,805,000)(a)                                 4,805,000        4,684,875
---------------------------------------------------------------------------
  9.50%, 07/15/13 (Acquired 06/26/03; Cost
  $4,805,000)(a)                                 4,805,000        4,684,875
---------------------------------------------------------------------------
Sierra Pacific Resources, Sr. Unsec. Unsub.
  Notes, 8.75%, 05/15/05                         4,830,000        4,902,450
---------------------------------------------------------------------------
Southern Natural Gas Co., Sr. Unsec. Global
  Notes, 8.88%, 03/15/10                         1,450,000        1,511,625
---------------------------------------------------------------------------
Transcontinental Gas Pipe Line, Notes, 6.13%,
  01/15/05                                       3,320,000        3,311,700
---------------------------------------------------------------------------
Williams Cos., Inc. (The),
  Notes, 7.13%, 09/01/11                         9,580,000        8,957,300
---------------------------------------------------------------------------
  Sr. Notes, 8.63%, 06/01/10                     3,835,000        3,844,588
---------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 9.25%,
  03/15/04                                       4,365,000        4,452,300
===========================================================================
                                                                 83,187,970
===========================================================================


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------

OFFICE ELECTRONICS-0.82%

IOS Capital, Inc., Sr. Unsec. Notes, 7.25%,
  06/30/08                                     $ 2,920,000   $    2,726,550
---------------------------------------------------------------------------
Xerox Corp., Sr. Notes,
  7.13%, 06/15/10                                3,650,000        3,522,250
---------------------------------------------------------------------------
  7.63%, 06/15/13                                3,250,000        3,136,250
===========================================================================
                                                                  9,385,050
===========================================================================

OFFICE SERVICES & SUPPLIES-0.17%

Falcon Products, Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 11.38%, 06/15/09              2,515,000        1,898,825
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.83%

Grant Prideco Escrow Corp., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 12/15/09                  1,950,000        2,096,250
---------------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Global Notes,
  8.88%, 05/15/11                                6,815,000        7,394,275
===========================================================================
                                                                  9,490,525
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.85%

Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                         2,910,000        3,099,150
---------------------------------------------------------------------------
Comstock Resources, Inc., Sr. Unsec. Gtd.
  Notes, 11.25%, 05/01/07                        3,285,000        3,531,375
---------------------------------------------------------------------------
Westport Resources Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.25%, 11/01/11             2,880,000        3,096,000
===========================================================================
                                                                  9,726,525
===========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-4.56%

Citgo Petroleum Corp., Sr. Notes, 11.38%,
  02/01/11 (Acquired 02/20/03; Cost
  $7,667,167)(a)                                 7,715,000        8,525,075
---------------------------------------------------------------------------
Clark Refining & Marketing, Inc., Sr. Unsec.
  Notes, 8.63%, 08/15/08                         3,150,000        3,244,500
---------------------------------------------------------------------------
El Paso Energy Partners, L.P.-Series B, Sr.
  Unsec. Gtd. Sub. Global Notes, 8.50%,
  06/01/11                                      11,835,000       12,485,925
---------------------------------------------------------------------------
El Paso Natural Gas Co., Unsec. Unsub. Notes,
  6.75%, 11/15/03                                2,850,000        2,864,250
---------------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec.
  Gtd. Notes, 7.75%, 06/01/13 (Acquired
  05/20/03; Cost $8,720,000)(a)                  8,720,000        8,109,600
---------------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Sub. Notes,
  11.75%, 11/15/09                               8,805,000        9,729,525
---------------------------------------------------------------------------
GulfTerra Energy Partners, L.P., Sr. Unsec.
  Notes, 6.25%, 06/01/10 (Acquired 06/26/03;
  Cost $4,805,000)(a)                            4,805,000        4,672,863
---------------------------------------------------------------------------
Premcor Refining Group Inc. (The), Sr. Unsec.
  Global Notes, 9.25%, 02/01/10                    905,000          963,825
---------------------------------------------------------------------------
Western Gas Resources, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 06/15/09                   1,615,000        1,784,575
===========================================================================
                                                                 52,380,138
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

---------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-0.17%

Huntsman Advanced Materials LLC, Sr. Sec.
  Second Lien Notes, 11.00%, 07/15/10
  (Acquired 06/23/03; Cost $1,900,000)(a)      $ 1,900,000   $    2,004,500
===========================================================================

PACKAGED FOODS & MEATS-0.69%

Dole Food Co., Inc., Sr. Notes, 8.88%,
  03/15/11 (Acquired 03/17/03-07/09/03; Cost
  $7,724,844)(a)                                 7,495,000        7,869,750
===========================================================================

PAPER PACKAGING-1.42%

Constar International Inc., Sr. Sub. Notes,
  11.00%, 12/01/12                               8,640,000        8,683,200
---------------------------------------------------------------------------
Graphic Packaging Corp., Unsec. Gtd. Sub.
  Global Notes, 8.63%, 02/15/12                  3,805,000        3,919,150
---------------------------------------------------------------------------
Jefferson Smurfit Corp., Sr. Notes, 7.50%,
  06/01/13 (Acquired 05/16/03; Cost
  $3,775,000)(a)                                 3,775,000        3,737,250
===========================================================================
                                                                 16,339,600
===========================================================================

PAPER PRODUCTS-0.78%

Bowater Inc., Sr. Notes, 6.50%, 06/15/13
  (Acquired 06/16/03; Cost $5,737,536)(a)        5,760,000        5,178,413
---------------------------------------------------------------------------
Cascades Inc. (Canada), Sr. Notes, 7.25%,
  02/15/13 (Acquired 01/31/03; Cost
  $3,860,000)(a)                                 3,860,000        3,821,400
===========================================================================
                                                                  8,999,813
===========================================================================

PERSONAL PRODUCTS-1.14%

Elizabeth Arden, Inc., Sr. Sec. Global Notes,
  11.75%, 02/01/11                               6,835,000        7,689,375
---------------------------------------------------------------------------
Herbalife International Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 11.75%, 07/15/10            4,845,000        5,450,625
===========================================================================
                                                                 13,140,000
===========================================================================

PHARMACEUTICALS-1.60%

aaiPharma Inc., Sr. Sub. Unsec. Gtd. Global
  Notes, 11.00%, 04/01/10                       12,865,000       14,408,800
---------------------------------------------------------------------------
Biovail Corp. (Canada), Sr. Sub. Yankee
  Notes, 7.88%, 04/01/10                         3,865,000        4,019,600
===========================================================================
                                                                 18,428,400
===========================================================================

PUBLISHING-0.55%

PRIMEDIA Inc., Sr. Notes, 8.00%, 05/15/13
  (Acquired 05/08/03; Cost $6,253,181)(a)        6,265,000        6,296,325
===========================================================================

RAILROADS-2.05%

Kansas City Southern Railway, Sr. Unsec. Gtd.
  Global Notes, 9.50%, 10/01/08                  8,784,000        9,838,080
---------------------------------------------------------------------------
RailAmerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10              3,605,000        4,019,575
---------------------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr. Unsec. Gtd.
  Yankee Deb., 11.75%, 06/15/09                  8,223,000        8,428,575
---------------------------------------------------------------------------


                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
RAILROADS-(CONTINUED)

Wabtec Corp., Sr. Notes, 6.88%, 07/31/13
  (Acquired 07/23/03; Cost $1,225,000)(a)      $ 1,225,000   $    1,228,063
===========================================================================
                                                                 23,514,293
===========================================================================

REAL ESTATE-1.17%

Host Marriott Corp., Sr. Sec. Gtd. Notes,
  7.88%, 08/01/08                                5,720,000        5,734,300
---------------------------------------------------------------------------
Host Marriott L.P.,
  Series E, Sr. Sec. Gtd. Notes, 8.38%,
  02/15/06                                         300,000          307,500
---------------------------------------------------------------------------
  Series G, Sr. Gtd. Global Notes, 9.25%,
  10/01/07                                       5,400,000        5,751,000
---------------------------------------------------------------------------
iStar Financial Inc.,
  Sr. Notes, 7.00%, 03/15/08                       985,000        1,002,238
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.75%, 08/15/08                615,000          661,125
===========================================================================
                                                                 13,456,163
===========================================================================

REGIONAL BANKS-0.70%

Western Financial Bank, Unsec. Sub. Deb.,
  8.88%, 08/01/07                                   95,000           97,850
---------------------------------------------------------------------------
  9.63%, 05/15/12                                7,225,000        7,983,625
===========================================================================
                                                                  8,081,475
===========================================================================

RESTAURANTS-0.18%

Friendly Ice Cream Corp., Sr. Unsec. Gtd.
  Notes, 10.50%, 12/01/07                        2,000,000        2,020,000
===========================================================================

SEMICONDUCTOR EQUIPMENT-0.24%

Amkor Technology Inc., Sr. Notes, 7.75%,
  05/15/13 (Acquired 05/01/03; Cost
  $2,899,825)(a)                                 2,895,000        2,793,675
===========================================================================

SPECIALTY CHEMICALS-1.04%

OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 12/15/11                         4,785,000        4,713,225
---------------------------------------------------------------------------
Rhodia S.A. (France), Sr. Notes, 7.63%,
  06/01/10 (Acquired 05/20/03; Cost
  $2,885,000)(a)                                 2,885,000        2,827,300
---------------------------------------------------------------------------
Westlake Chemical Corp., Sr. Notes, 8.75%,
  07/15/11 (Acquired 07/21/03; Cost
  $4,435,000)(a)                                 4,435,000        4,435,000
===========================================================================
                                                                 11,975,525
===========================================================================

SPECIALTY STORES-0.99%

CSK Auto, Inc., Sr. Unsec. Gtd. Global Notes,
  12.00%, 06/15/06                               3,310,000        3,690,650
---------------------------------------------------------------------------
Petco Animal Supplies Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 10.75%, 11/01/11            4,740,000        5,308,800
---------------------------------------------------------------------------
Petro Stopping Centers L.P., Sr. Unsec.
  Notes, 10.50%, 02/01/07                        2,400,000        2,388,000
===========================================================================
                                                                 11,387,450
===========================================================================

STEEL-0.48%

IPSCO, Inc (Canada), Sr. Notes, 8.75%,
  06/01/13 (Acquired 06/13/03-06/20/03; Cost
  $5,667,000)(a)                                 5,520,000        5,547,600
===========================================================================

                                                PRINCIPAL        MARKET
                                                 AMOUNT          VALUE

---------------------------------------------------------------------------

TRUCKING-0.55%

North American Van Lines, Sr. Unsec. Gtd.
  Sub. Global Notes, 13.38%, 12/01/09          $ 5,830,000   $    6,369,275
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-5.42%

AirGate PCS, Inc., Sr. Sub. Disc. Notes,
  13.50%, 10/01/09(e)(g)                         8,080,000        4,444,000
---------------------------------------------------------------------------
Alamosa Holdings, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 12.88%, 02/15/10(e)                     5,830,000        3,935,250
---------------------------------------------------------------------------
American Tower Corp., Sr. Global Notes,
  9.38%, 02/01/09                                8,905,000        9,083,100
---------------------------------------------------------------------------
American Tower Escrow Corp., Unsec. Disc.
  Global Notes, 12.25%, 08/01/08(h)              4,350,000        2,871,000
---------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial
  Communications Corp., Sr. Notes, 10.13%,
  06/15/13 (Acquired 06/16/03-07/09/03; Cost
  $6,794,700)(a)                                 6,780,000        6,644,400
---------------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc.
  Global Notes, 14.00%, 10/01/10(d)(f)           5,150,000          849,750
---------------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(d)(f)                                 6,335,000          411,775
---------------------------------------------------------------------------
IWO Holdings, Inc., Sr. Unsec. Gtd. Global
  Notes, 14.00%, 01/15/11                       10,740,000        1,664,700
---------------------------------------------------------------------------
Nextel Communications, Inc.,
  Class A, Sr. Notes, 7.38%, 08/01/15            2,220,000        2,195,025
---------------------------------------------------------------------------
  Sr. Global Notes, 12.00%, 11/01/08             9,705,000       10,469,269
---------------------------------------------------------------------------
Nextel Partners, Inc., Sr. Unsec. Notes,
  8.13%, 07/01/11 (Acquired 06/16/03; Cost
  $2,880,000)(a)                                 2,880,000        2,671,200
---------------------------------------------------------------------------
Rural Cellular Corp.-Class A, Sr. Notes,
  9.88%, 02/01/10 (Acquired 07/23/03; Cost
  $3,710,000)(a)                                 3,710,000        3,543,050
---------------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Global
  Notes, 10.25%, 02/01/09                        4,070,000        3,805,450
---------------------------------------------------------------------------
Triton PCS, Inc., Sr. Notes, 8.50%, 06/01/13
  (Acquired 05/30/03; Cost $2,885,000)(a)(d)     2,885,000        3,000,400
---------------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Unsec. Gtd.
  Disc. Notes, 14.00%, 05/15/10 (Acquired
  02/21/03; Cost $430,400)(a)(e)                 2,152,000        1,237,400
---------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Disc. Notes, 13.38%, 11/01/09(e)          4,910,000        2,553,200
---------------------------------------------------------------------------
Western Wireless Corp., Sr. Sec. Notes,
  9.25%, 07/15/13 (Acquired 07/11/03; Cost
  $2,990,000)(a)                                 2,990,000        2,855,450
===========================================================================
                                                                 62,234,419
===========================================================================
    Total Bonds & Notes (Cost $1,155,648,715)                 1,117,939,255
===========================================================================



                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

WARRANTS & OTHER EQUITY INTERESTS-5.56%

ALTERNATIVE CARRIERS-0.00%

KMC Telecom Holdings, Inc.-Wts., expiring
  4/15/08(i)                                            35                9
===========================================================================

BROADCASTING & CABLE TV-2.11%

Cablevision Systems New York Group,
  Series H, 11.75% Pfd.                            136,375       14,251,187
---------------------------------------------------------------------------
  Series M, 11.13% PIK Pfd.                         86,800        9,027,200
---------------------------------------------------------------------------
Knology Inc.,
  Series D, Conv. Pfd. (Acquired 01/06/98-
  01/12/00; Cost $0)(a)(d)(j)                      649,310          973,965
---------------------------------------------------------------------------
  Wts., expiring 10/22/07 (Acquired 03/12/98-
  02/01/00; Cost $270)(a)(c)(d)(i)                  47,295                0
===========================================================================
                                                                 24,252,352
===========================================================================

COMMUNICATIONS EQUIPMENT-0.00%

Loral Space & Communications, Ltd.-Wts.,
  expiring 12/26/06(i)                              74,000              740
===========================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost
  $10,000)(a)(d)(i)                                 10,780            2,695
===========================================================================

GENERAL MERCHANDISE STORES-0.01%

Travelcenters of America Inc.,
  Wts., expiring 05/01/09(i)                         4,900           13,475
---------------------------------------------------------------------------
  Wts., expiring 05/01/09 (Acquired 01/29/01;
  Cost $0)(a)(d)(i)                                 14,700          150,675
===========================================================================
                                                                    164,150
===========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.,
  Series B, Pfd. Wts., expiring 11/15/09
  (Acquired 06/13/00; Cost $0)(a)(d)(i)             21,155              212
---------------------------------------------------------------------------
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(a)(d)(i)                                 21,155              212
===========================================================================
                                                                        424
===========================================================================


---------------------------------------------------------------------------
                                                                 MARKET
                                                 SHARES          VALUE

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(a)(d)(i)                       16,535   $          165
===========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.65%

AES Trust VII -- $3.00 Conv. Pfd.                  191,495        7,492,242
===========================================================================

PUBLISHING-0.57%

PRIMEDIA Inc.,
  Series D, 10.00% Pfd.                             31,900        3,030,500
---------------------------------------------------------------------------
  Series F, 9.20% Pfd.                              37,800        3,534,300
===========================================================================
                                                                  6,564,800
===========================================================================

RAILROADS-0.03%

RailAmerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(a)(d)(i)             15,525          283,331
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.19%

American Tower Corp.-Wts., expiring 08/01/08
  (Acquired 01/22/03; Cost $231,642)(a)(d)(i)        4,350          479,588
---------------------------------------------------------------------------
Dobson Communications Corp, 12.25% PIK Pfd.         17,358       17,010,840
---------------------------------------------------------------------------
Horizon PCS, Inc.-Wts., expiring 10/01/10
  (Acquired 05/02/01; Cost $0)(a)(d)(i)             29,480               29
---------------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 07/15/10 (Acquired
  01/29/01; Cost $0)(a)(d)(i)                        6,880               69
---------------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(a)(d)(i)             14,340              143
---------------------------------------------------------------------------
SpectraSite, Inc.(j)                               131,359        7,684,502
---------------------------------------------------------------------------
UbiquiTel Inc.-Wts., expiring 04/15/10
  (Acquired 08/10/00; Cost $0)(a)(d)(i)             27,680              277
===========================================================================
                                                                 25,175,448
===========================================================================
    Total Warrants & Other Equity Interests
      (Cost $60,942,796)                                         63,936,356
===========================================================================
TOTAL INVESTMENTS-102.82% (Cost
  $1,216,591,511)                                             1,181,875,611
===========================================================================
OTHER ASSETS LESS LIABILITIES-(2.82%)                           (32,457,694)
===========================================================================
NET ASSETS-100.00%                                           $1,149,417,917
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
PIK     - Payment in Kind
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/03 was $251,184,225, which represented 21.85% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 07/31/03 was $36,295,357, which represented 3.16% of the Fund's net assets.
(e) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Defaulted security. Issuer has filed for protection under Chapter 11 of the U.S. Bankruptcy Code.
(g) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.
(h) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j) Non-income producing security.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

July 31, 2003

ASSETS:

Investments, at market value (cost
  $1,216,591,511)                            $ 1,181,875,611
------------------------------------------------------------
Receivables for:
  Investments sold                                37,502,515
------------------------------------------------------------
  Fund shares sold                                   652,314
------------------------------------------------------------
  Dividends and interest                          24,905,375
------------------------------------------------------------
  Investment matured (Note 7)                         31,800
------------------------------------------------------------
Investment for deferred compensation plan            109,014
------------------------------------------------------------
Other assets                                          74,816
============================================================
    Total assets                               1,245,151,445
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           24,077,856
------------------------------------------------------------
  Fund shares reacquired                          39,193,414
------------------------------------------------------------
  Amount due custodian bank                       27,369,123
------------------------------------------------------------
  Dividends                                        3,377,990
------------------------------------------------------------
  Deferred compensation plan                         109,014
------------------------------------------------------------
Accrued distribution fees                            647,351
------------------------------------------------------------
Accrued trustees' fees                                 1,237
------------------------------------------------------------
Accrued transfer agent fees                          588,874
------------------------------------------------------------
Accrued operating expenses                           368,669
============================================================
    Total liabilities                             95,733,528
============================================================
Net assets applicable to shares outstanding  $ 1,149,417,917
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 3,112,636,351
------------------------------------------------------------
Undistributed net investment income                  689,140
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                       (1,929,191,674)
------------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                          (34,715,900)
============================================================
                                             $ 1,149,417,917
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $   547,092,013
____________________________________________________________
============================================================
Class B                                      $   530,239,480
____________________________________________________________
============================================================
Class C                                      $    72,086,424
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          133,278,778
____________________________________________________________
============================================================
Class B                                          128,772,009
____________________________________________________________
============================================================
Class C                                           17,568,964
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          4.10
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $4.10 divided
      by 95.25%)                             $          4.30
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          4.12
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          4.10
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the year ended July 31, 2003

INVESTMENT INCOME:

Interest                                                      $ 107,890,624
---------------------------------------------------------------------------
Dividends                                                         2,609,425
---------------------------------------------------------------------------
Dividends from affiliated money market funds                        614,168
===========================================================================
    Total investment income                                     111,114,217
===========================================================================

EXPENSES:

Advisory fees                                                     5,533,331
---------------------------------------------------------------------------
Administrative services fees                                        245,247
---------------------------------------------------------------------------
Custodian fees                                                      122,865
---------------------------------------------------------------------------
Distribution fees -- Class A                                      1,269,061
---------------------------------------------------------------------------
Distribution fees -- Class B                                      4,663,992
---------------------------------------------------------------------------
Distribution fees -- Class C                                        556,053
---------------------------------------------------------------------------
Transfer agent fees                                               2,991,806
---------------------------------------------------------------------------
Trustees' fees                                                       14,681
---------------------------------------------------------------------------
Other                                                               438,011
===========================================================================
    Total expenses                                               15,835,047
===========================================================================
Less: Fees waived and expenses paid indirectly                      (62,958)
===========================================================================
    Net expenses                                                 15,772,089
===========================================================================
Net investment income                                            95,342,128
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities            (164,599,730)
---------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                    278,571,487
===========================================================================
Net gain from investment securities                             113,971,757
===========================================================================
Net increase in net assets resulting from operations          $ 209,313,885
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

For the years ended July 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   95,342,128    $  141,056,268
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (164,599,730)     (486,124,409)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   278,571,487       148,209,888
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  209,313,885      (196,858,253)
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (48,175,551)      (69,550,001)
----------------------------------------------------------------------------------------------
  Class B                                                        (41,662,189)      (71,741,714)
----------------------------------------------------------------------------------------------
  Class C                                                         (4,898,704)       (7,514,536)
==============================================================================================
  Decrease in net assets resulting from distributions            (94,736,444)     (148,806,251)
==============================================================================================
Share transactions-net:
  Class A                                                         68,038,018      (111,693,259)
----------------------------------------------------------------------------------------------
  Class B                                                         13,140,786      (114,155,181)
----------------------------------------------------------------------------------------------
  Class C                                                         16,219,386       (13,464,843)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           97,398,190      (239,313,283)
==============================================================================================
    Net increase (decrease) in net assets                        211,975,631      (584,977,787)
==============================================================================================

NET ASSETS:

  Beginning of year                                              937,442,286     1,522,420,073
==============================================================================================
  End of year                                                 $1,149,417,917    $  937,442,286
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended July 31, 2003, AIM waived fees of $8,331.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $245,247 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $1,489,770 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. Investor Class shares have not commenced operations. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the Class A, Class B and Class C shares paid $1,269,061, $4,663,992 and $556,053, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2003, AIM Distributors retained $129,415 in front-end sales commissions from the sale of Class A shares and $27,969, $5,042 and $12,196 from Class A, Class B and Class C, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $19,341 and reductions in custodian fees of $35,286 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $54,627.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid legal fees of $4,620 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended July 31, 2003 and 2002 was as follows:

                                      2003            2002
--------------------------------------------------------------
Distributions paid from:
  Ordinary income                  $94,736,444    $148,806,251
______________________________________________________________
==============================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                $     2,903,666
------------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                  (40,148,326)
------------------------------------------------------------
Temporary book/tax differences                      (243,800)
------------------------------------------------------------
Capital loss carryforward                     (1,835,099,716)
------------------------------------------------------------
Post-October capital loss deferral               (90,630,258)
------------------------------------------------------------
Shares of beneficial interest                  3,112,636,351
============================================================
Total net assets                             $ 1,149,417,917
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the treatment of defaulted bonds and bond premium amortization.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation, retirement plan expenses and treatment of interest on defaulted bonds.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
------------------------------------------------------------
July 31, 2006                                 $  115,531,161
------------------------------------------------------------
July 31, 2007                                    297,433,797
------------------------------------------------------------
July 31, 2008                                    303,063,104
------------------------------------------------------------
July 31, 2009                                    150,303,692
------------------------------------------------------------
July 31, 2010                                    473,407,401
------------------------------------------------------------
July 31, 2011                                    495,360,561
============================================================
Total capital loss carryforward               $1,835,099,716
____________________________________________________________
============================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $1,042,880,730 and $982,528,271, respectively.

  Receivable for investment matured represents the estimated proceeds to the fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

                 UNREALIZED APPRECIATION (DEPRECIATION) OF
                    INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $ 58,328,227
----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (98,476,553)
============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                    $(40,148,326)
____________________________________________________________________________
============================================================================
Cost of investments for tax purposes is $1,222,023,937.


NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of defaulted bond adjustments and capital loss carryforwards of merger transactions on July 31, 2003, undistributed net investment income was increased by $12,508,902, undistributed net realized gains (losses) decreased by $38,165,906 and shares of beneficial interest increased by $25,657,004. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Investor Class shares have not commenced operations.

                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                              -------------------------------------------------------------
                                                                          2003                             2002
                                                              -----------------------------    ----------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      163,631,121    $ 631,077,903     61,671,459    $ 274,866,210
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       30,851,723      117,940,158     28,855,909      131,251,628
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                       12,379,160       47,768,358      7,361,669       32,891,393
===========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        7,455,053       28,454,055      9,782,026       43,420,316
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                        5,176,658       19,722,338      7,389,848       32,867,780
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                          768,448        2,934,254        918,849        4,077,812
===========================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                        8,999,611       37,602,120             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       10,480,525       43,922,476             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                        1,949,995        8,144,636             --               --
===========================================================================================================================
Automatic conversion of Class B shares to Class A shares:**
  Class A                                                        7,570,103       29,132,839             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (7,535,951)     (29,132,839)            --               --
===========================================================================================================================
Reacquired:
  Class A                                                     (167,318,004)    (658,228,899)   (97,447,190)    (429,979,785)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (36,609,427)    (139,311,347)   (63,245,842)    (278,274,589)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (11,045,541)     (42,627,862)   (11,408,493)     (50,434,048)
===========================================================================================================================
                                                                26,753,474    $  97,398,190    (56,121,765)   $(239,313,283)
___________________________________________________________________________________________________________________________
===========================================================================================================================

* As of the opening of business on June 23, 2003, the Fund acquired all of the net assets of AIM High Yield Fund II pursuant to a plan of reorganization approved by AIM High Yield Fund II shareholders on June 4, 2003. The acquisition was accomplished by a tax-free exchange of 21,430,131 shares of the Fund for 14,799,134 shares of AIM High Yield Fund II outstanding as of the close of business June 20, 2003. AIM High Yield Fund II net assets at that date of $89,669,232 including $(611,924) of unrealized (depreciation), were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $1,256,561,728. Included in net assets of the acquiring fund is undistributed net investment income (loss) of $(338,019) and undistributed net realized gain (loss) of $(73,445,461).
** Prior to the year ended July 31, 2002, conversion of Class B shares to Class
   A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--SIGNIFICANT EVENT

The Board of Trustees of AIM Investment Securities Funds ("Buyer") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM High Yield Fund ("Buying Fund"), a series of Buyer would acquire all of the assets of INVESCO High Yield Fund ("Selling Fund"), a series of INVESCO Bond Funds, Inc. ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A
                                                           --------------------------------------------------------------------
                                                                                                   SEVEN MONTHS
                                                                   YEAR ENDED JULY 31,                ENDED        YEAR ENDED
                                                           ------------------------------------     JULY 31,       DECEMBER 31,
                                                             2003          2002          2001         2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   3.70      $   4.92      $   7.00     $     8.07      $     8.77
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.37(a)       0.49(b)       0.68           0.47            0.85
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.40         (1.19)        (2.03)         (1.03)          (0.66)
===============================================================================================================================
    Total from investment operations                           0.77         (0.70)        (1.35)         (0.56)           0.19
===============================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.37)        (0.52)        (0.69)         (0.49)          (0.87)
-------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                              --            --         (0.03)         (0.02)          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income               --            --         (0.01)            --              --
===============================================================================================================================
    Total distributions                                       (0.37)        (0.52)        (0.73)         (0.51)          (0.89)
===============================================================================================================================
Net asset value, end of period                             $   4.10      $   3.70      $   4.92     $     7.00      $     8.07
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                               22.10%       (15.36)%      (19.98)%        (7.12)%          2.21%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $547,092      $417,974      $683,845     $1,056,453      $1,364,502
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                        1.16%(d)      1.07%         0.99%          0.93%(e)        0.92%
===============================================================================================================================
Ratio of net investment income to average net assets           9.64%(d)     11.15%(b)     11.98%         10.79%(e)       10.06%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                                      101%           59%           55%            23%             79%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 11.22%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $507,624,606.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                          CLASS B
                                                           ---------------------------------------------------------------------
                                                                                                    SEVEN MONTHS
                                                                    YEAR ENDED JULY 31,                ENDED        YEAR ENDED
                                                           -------------------------------------     JULY 31,       DECEMBER 31,
                                                             2003           2002          2001         2000            1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $   3.71       $   4.93      $   7.01     $     8.07      $     8.76
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.34(a)        0.45(b)       0.64           0.44            0.79
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.41          (1.18)        (2.03)         (1.03)          (0.66)
================================================================================================================================
    Total from investment operations                           0.75          (0.73)        (1.39)         (0.59)           0.13
================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.34)         (0.49)        (0.65)         (0.45)          (0.80)
--------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                              --             --         (0.03)         (0.02)          (0.02)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income               --             --         (0.01)            --              --
================================================================================================================================
    Total distributions                                       (0.34)         (0.49)        (0.69)         (0.47)          (0.82)
================================================================================================================================
Net asset value, end of period                             $   4.12       $   3.71      $   4.93     $     7.01      $     8.07
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                               21.44%        (15.99)%      (20.60)%        (7.49)%          1.46%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $530,239       $469,408      $756,704     $1,206,737      $1,559,864
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets                        1.91%(d)       1.82%         1.75%          1.69%(e)        1.68%
================================================================================================================================
Ratio of net investment income to average net assets           8.89%(d)      10.40%(b)     11.22%         10.03%(e)        9.30%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(f)                                      101%            59%           55%            23%             79%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $466,399,161.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                          CLASS C
                                                             ------------------------------------------------------------------
                                                                                                   SEVEN MONTHS
                                                                    YEAR ENDED JULY 31,              ENDED         YEAR ENDED
                                                             ----------------------------------     JULY 31,       DECEMBER 31,
                                                              2003          2002         2001         2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  3.70       $  4.92      $  6.99      $   8.05        $   8.74
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.34(a)       0.45(b)      0.65          0.44            0.78
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.40         (1.18)       (2.03)        (1.03)          (0.65)
===============================================================================================================================
    Total from investment operations                            0.74         (0.73)       (1.38)        (0.59)           0.13
===============================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.34)        (0.49)       (0.65)        (0.45)          (0.80)
-------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                               --            --        (0.03)        (0.02)          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions in excess of net investment income                --            --        (0.01)           --              --
===============================================================================================================================
    Total distributions                                        (0.34)        (0.49)       (0.69)        (0.47)          (0.82)
===============================================================================================================================
Net asset value, end of period                               $  4.10       $  3.70      $  4.92      $   6.99        $   8.05
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                21.22%       (16.02)%     (20.52)%       (7.51)%          1.46%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $72,086       $50,060      $81,871      $110,297        $129,675
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                         1.91%(d)      1.82%        1.75%         1.69%(e)        1.68%
===============================================================================================================================
Ratio of net investment income to average net assets            8.89%(d)     10.40%(b)    11.22%        10.03%(e)        9.30%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(f)                                       101%           59%          55%           23%             79%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $55,605,334.
(e)  Annualized
(f)  Not annualized for periods less than one year.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM High Yield Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM High Yield Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM High Yield Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 10, 2003

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Investment Securities Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
---------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988             Director and Chairman, A I M Management Group
   Trustee, Chairman and                            Inc. (financial services holding company); and
   President                                        Director and Vice Chairman, AMVESCAP PLC and
                                                    Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.; Director,
                                                    Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); and Director
                                                    and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M
                                                    Distributors, Inc. (registered broker dealer),
                                                    AIM Investment Services, Inc.(3), (registered
                                                    transfer agent), and Fund Management Company
                                                    (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
---------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive
   Trustee and Executive Vice                       Officer, A I M Management Group Inc. (financial
   President                                        services holding company); Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor) and A I M Distributors, Inc.
                                                    (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3)
                                                    (registered transfer agent); and Fund
                                                    Management Company (registered broker dealer);
                                                    and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and
                                                    Chief Executive Officer, INVESCO Funds Group,
                                                    Inc. and INVESCO Distributors, Inc.; Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer
                                                    of NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie
   Trustee
---------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992             Chairman, Crockett Technology Associates
   Trustee                                          (technology consulting company)
---------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000             Director of a number of public and private
   Trustee                                          business corporations, including the Boss Group
                                                    Ltd. (private investment and management) and
                                                    Magellan Insurance Company
                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
---------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage Corp.;
   Trustee                                          President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
---------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First Century
   Trustee                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
---------------------------------------------------------------------------------------------------


NAME, YEAR OF BIRTH AND           OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   HELD BY TRUSTEE
--------------------------------  -------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946    None
   Trustee, Chairman and
   President
---------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951  Director and Chairman, INVESCO
   Trustee and Executive Vice     Bond Funds, Inc., INVESCO
   President                      Combination Stock & Bond Funds,
                                  Inc., INVESCO Counselor Series
                                  Funds, Inc., INVESCO
                                  International Funds, Inc.,
                                  INVESCO Manager Series Funds,
                                  Inc., INVESCO Money Market
                                  Funds, Inc., INVESCO Sector
                                  Funds, Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series Funds, Inc.
                                  and INVESCO Variable Investment
                                  Funds, Inc.
---------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939        Badgley Funds, Inc. (registered
   Trustee                        investment company)
---------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944      ACE Limited (insurance
   Trustee                        company); and Captaris, Inc.
                                  (unified messaging provider)
---------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941       Cortland Trust, Inc. (Chairman)
   Trustee                        (registered investment
                                  company); Annuity and Life Re
                                  (Holdings), Ltd. (insurance
                                  company)
---------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935    None
   Trustee
---------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952         Administaff
   Trustee
---------------------------------------------------------------------------------------------------

  (1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

  (2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each trustee and officer of AIM Investment Securities Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937          1990               Partner, law firm of Kramer Levin Naftalis and
   Trustee                                             Frankel LLP
------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950       1998               Formerly: Chief Executive Officer, YWCA of the USA
   Trustee
------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942         1988               Partner, law firm of Pennock & Cooper
   Trustee
------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935          2001               Retired
   Trustee
------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939           1990               Executive Vice President, Development and Operations
   Trustee                                             Hines Interests Limited Partnership (real estate
                                                       development company)
------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------

   Kevin M. Carome(4) -- 1956       2003               Director, Senior Vice President, Secretary and
   Senior Vice President                               General Counsel, A I M Management Group Inc.
                                                       (financial services holding company) and A I M
                                                       Advisors, Inc.; Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors, Inc. and AIM
                                                       Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management
                                                       Company
                                                       Formerly: Senior Vice President and General Counsel,
                                                       Liberty Financial Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty Funds Group,
                                                       LLC
------------------------------------------------------------------------------------------------------------

   Gary T. Crum(5) -- 1947          1991               Director, Chairman and Director of Investments, A I M
   Senior Vice President                               Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and
                                                       Senior Vice President, A I M Advisors, Inc.; and
                                                       Director, A I M Distributors, Inc. and AMVESCAP PLC
------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955           2002               Managing Director and Chief Research Officer -- Fixed
   Vice President                                      Income, A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943          1992               Vice President and Chief Compliance Officer, A I M
   Vice President                                      Advisors, Inc. and A I M Capital Management, Inc.;
                                                       and Vice President, AIM Investment Services, Inc.(3)
------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960        1992               Managing Director and Chief Cash Management Officer,
   Vice President                                      A I M Capital Management, Inc.; Director and
                                                       President, Fund Management Company; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(5) -- 1940       2002               Vice President, A I M Advisors, Inc., and President,
   Vice President                                      Chief Executive Officer and Chief Investment Officer,
                                                       A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959           1988               Vice President and Fund Treasurer, A I M Advisors,
   Vice President and Treasurer                        Inc.
------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         Cortland Trust, Inc.
   Trustee                         (registered investment company)
------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      None
   Trustee
------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        None
   Trustee
------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         None
   Trustee
------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          None
   Trustee
------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------

   Kevin M. Carome(4) -- 1956      N/A
   Senior Vice President
------------------------------------------------------------------------------------------------------------

   Gary T. Crum(5) -- 1947         N/A
   Senior Vice President
------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          N/A
   Vice President
------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         N/A
   Vice President
------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       N/A
   Vice President
------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(5) -- 1940      N/A
   Vice President
------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          N/A
   Vice President and Treasurer
------------------------------------------------------------------------------------------------------------

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
  (4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
  (5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney
                                Houston, TX 77046               Houston, TX 77046               Suite 1200
                                                                                                Houston, TX 77010

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   State Street Bank and Trust
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022                                              Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2003, 2.75% is eligible for the dividends received deduction for corporations.

For its tax year ended July 31, 2003 the Fund designated 1.52%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year-end tax statement.


     DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                               FIXED INCOME

                                       AIM Asia Pacific Growth Fund                                     TAXABLE
                                       AIM Developing Markets Fund
AIM Aggressive Growth Fund             AIM European Growth Fund                           AIM Floating Rate Fund
AIM Balanced Fund*                     AIM European Small Company Fund                    AIM High Yield Fund
AIM Basic Balanced Fund*               AIM Global Aggressive Growth Fund                  AIM Income Fund
AIM Basic Value Fund                   AIM Global Growth Fund                             AIM Intermediate Government Fund
AIM Blue Chip Fund                     AIM Global Trends Fund                             AIM Limited Maturity Treasury Fund(5,6)
AIM Capital Development Fund           AIM Global Value Fund(4)                           AIM Money Market Fund
AIM Charter Fund                       AIM International Core Equity Fund                 AIM Short-Term Bond Fund
AIM Constellation Fund                 AIM International Emerging Growth Fund             AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund       AIM International Growth Fund                      INVESCO Cash Reserves Fund
AIM Diversified Dividend Fund(1)       INVESCO European Fund                              INVESCO High Yield Fund
AIM Emerging Growth Fund               INVESCO International Blue Chip Value Fund         INVESCO Select Income Fund
AIM Large Cap Basic Value Fund                                                            INVESCO U.S. Government Money Fund
AIM Large Cap Growth Fund                       SECTOR EQUITY                             INVESCO U.S. Government Securities Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund           AIM Global Energy Fund                                           TAX-FREE
AIM Mid Cap Core Equity Fund           AIM Global Financial Services Fund
AIM Mid Cap Growth Fund                AIM Global Health Care Fund                        AIM High Income Municipal Fund
AIM Opportunities I Fund(2)            AIM Global Science and Technology Fund             AIM Municipal Bond Fund
AIM Opportunities II Fund(2)           AIM Global Utilities Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities III Fund(2)          AIM New Technology Fund                            AIM Tax-Free Intermediate Fund(5,6)
AIM Premier Equity Fund                AIM Real Estate Fund                               INVESCO Tax-Free Bond Fund
AIM Premier Equity II Fund             INVESCO Advantage Global Health Sciences Fund      INVESCO Tax-Free Money Fund
AIM Select Equity Fund                 INVESCO Energy Fund
AIM Small Cap Equity Fund              INVESCO Financial Services Fund
AIM Small Cap Growth Fund(3)           INVESCO Gold & Precious Metals Fund
AIM Weingarten Fund                    INVESCO Health Sciences Fund
INVESCO Advantage Fund                 INVESCO Leisure Fund
INVESCO Balanced Fund *                INVESCO Multi-Sector Fund
INVESCO Core Equity Fund               INVESCO Real Estate Opportunity Fund
INVESCO Dynamics Fund                  INVESCO Technology Fund
INVESCO Growth Fund                    INVESCO Telecommunications Fund
INVESCO Growth & Income Fund           INVESCO Utilities Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund *
INVESCO Value Equity Fund

* Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

    Pending shareholder approval, the following fund reorganizations will occur in late October or early November 2003: AIM Global Energy Fund into INVESCO Energy Fund; AIM Global Financial Services Fund into INVESCO Financial Services Fund; AIM Global Science and Technology Fund into INVESCO Technology Fund; AIM Global Utilities Fund into INVESCO Utilities Fund; AIM International Core Equity Fund into INVESCO International Blue Chip Value Fund; AIM New Technology Fund into INVESCO Technology Fund; AIM Premier Equity II Fund into AIM Premier Equity Fund; INVESCO Advantage Fund into AIM Opportunities III Fund; INVESCO Balanced Fund into INVESCO Total Return Fund; INVESCO Cash Reserves Fund into AIM Money Market Fund; INVESCO European Fund into AIM European Growth Fund; INVESCO Growth Fund into AIM Large Cap Growth Fund; INVESCO Growth & Income Fund into AIM Blue Chip Fund; INVESCO High Yield Fund into AIM High Yield Fund; INVESCO Real Estate Opportunity Fund into AIM Real Estate Fund; INVESCO Select Income Fund into AIM Income Fund; INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund; INVESCO Telecommunications Fund into INVESCO Technology Fund; INVESCO U.S. Government Securities Fund into AIM Intermediate Government Fund; INVESCO Tax-Free Money Fund into aim Tax-Exempt Cash Fund; and INVESCO Value Equity Fund into AIM Large Cap Basic Value Fund.

    For more complete information about any AIM or INVESCO fund, including sales contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. Data as of June 30, 2003.





Mutual     Retirement    Annuities     College    Separately     Offshore    Alternative     Cash
Funds      Products                    Savings    Managed        Products    Investments     Management
                                       Plans      Accounts

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

AIMinvestments.com                                                     HYI-AR-1

                                   [COVER ART]

                                 AIM INCOME FUND

                                 JULY 31, 2003

                                 ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

================================================================================

                                 [COVER IMAGE]

                      ON THE BANK OF THE RIVER BENNECOURT

                             BY CLAUDE MONET, 1868

================================================================================

AIM INCOME FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH REASONABLE CONCERN FOR SAFETY OF PRINCIPAL.

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o AIM Income Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized.

o The fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price. The fund's distribution rate and 30-day yield will differ.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund invests in higher-yielding, lower-rated corporate bonds, commonly known as junk bonds, which have a greater risk of price fluctuation and loss of principal and income than do U.S. government securities such as U.S. Treasury bills, notes and bonds, for which principal and any applicable interest are guaranteed by the government if held to maturity.

o The average credit quality of the fund's holdings as of the close of the reporting period represents the weighted average quality rating of the securities in the portfolio as assigned by Nationally Recognized Statistical Rating Organizations based on assessment of the credit quality of the individual securities.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In this report, industry classifications used are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman Corporate Investment-grade Index is a market value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more.

o The unmanaged Lehman Fixed Rate Mortgage Backed Securities Index is an index of the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC), with maturities of one year or more.

o The unmanaged Lehman Global Aggregate Index, which represents the performance of the global investment-grade fixed-rate bond market (including government and corporate securities, mortgage-backed and other asset-backed securities of U.S. and foreign issuers in developed countries) is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman High Yield Index, which represents the performance of high-yield debt securities, is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman U.S. Agency Index is an index of publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government, with maturities of one year or more.

o The unmanaged Lehman U.S. Treasury Index, which represents the performance of public obligations of the U.S. Treasury with a remaining maturity of one year or more, is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lipper BBB-Rated Fund Index represents an average of the 30 largest BBB-rated bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND USES TO DETERMINE HOW
 TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE,
         UPON REQUEST, BY CALLING 800-959-4246, OR ON THE AIM WEB SITE,
                              AIMinvestments.com.

            NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

      This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           We are pleased to send you this annual report for AIM Income
ROBERT H.           Fund for the fiscal year ended July 31, 2003. The report
GRAHAM]             includes a managers' discussion of market conditions and
                    fund strategy, tables showing top holdings in the portfolio,
WE ENCOURAGE YOU    charts tracking fund and index performance, a complete list
TO CONTINUE TO      of portfolio holdings, and other relevant information as of
WORK CLOSELY WITH   July 31, 2003. We hope you will find the information in this
YOUR FINANCIAL      report helpful.
ADVISOR,
ESPECIALLY AS       CONSULT WITH YOUR FINANCIAL ADVISOR
YOUR FINANCIAL
GOALS MAY CHANGE    Market conditions can be challenging, as the last few years
OVER TIME.          have demonstrated. Moreover, a wide variety of investment
ROBERT H. GRAHAM    options now exists. We strongly believe that investors can benefit from the guidance of a financial advisor, who can help them make investment choices consistent with their financial objectives and tolerance for risk. Your financial advisor also can help you stay focused on your financial goals regardless of sometimes unsettling market and economic trends. We encourage you to continue to work closely with your financial advisor, especially as your financial goals may change over time.

VISIT OUR WEB SITE

Up-to-date information about your fund is available at our Web site, aiminvestments.com. The Web site also offers economic and market commentary from senior AIM investment officers, educational articles on various investment topics, and other financial information. You also can order forms and literature at our Web site. In addition, you can check your account, conduct transactions and view your account statements. We encourage you to take advantage of the services offered at our Web site. As always, members of our award-winning Client Services department also are ready to help you. They can be reached at 800-959-4246.

THANK YOU FOR YOUR COMMITMENT TO AIM INVESTMENTS

We want to express our appreciation to you for your continued participation in AIM Investments. We realize the last few years have been trying for many investors, especially those with major investments in stocks and stock funds, and future market trends are unpredictable. However, we believe that those who maintain a long-term perspective and adhere to a diversified approach to investing should ultimately be rewarded for their perseverance.

Sincerely,

/s/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
July 31, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

AIM INCOME FUND OUTPERFORMS BENCHMARK FOR FISCAL YEAR

This report covers the fiscal year ended July 31, 2003. During this 12-month period, AIM Income Fund produced positive returns. At net asset value, Class A shares produced total return of 11.36%. By comparison, the Lehman Aggregate Bond Index (the fund's broad market index) returned 5.42%. Contributing to this strong outperformance were high yield holdings, overweightings in sectors and industries that performed especially well during the period, and the use of currency management techniques during a portion of the fiscal year, as further described below.

MARKET CONDITIONS

In the U.S., high yield fixed-rate securities far outperformed their investment-grade counterparts for the year ended July 31, 2003. The Lehman High Yield Index, which represents the performance of U.S. corporate high yield debt securities, returned 26.96% for the year. In comparison, the U.S. investment-grade fixed-rate bond market, as measured by the Lehman Aggregate Bond Index, returned 5.42% for the 12-month period. On the whole, returns were stronger outside the United States: Foreign investment-grade bonds, as reflected in the Lehman Global Aggregate Index, posted a 10.56% return for the year.

    In the first half of the fiscal year, U.S. gross domestic product (GDP) expanded at an annualized rate of 4.0% in the third quarter but only 1.4% in the fourth quarter of 2002. During the second half of the fiscal year, the nation's GDP increased from an annualized rate of 1.4% in the first quarter of 2003 to 3.1% in the second quarter. However, the U.S. unemployment rate climbed from 6.1% in May 2003 to 6.4% in June before falling to 6.2% in July.

    The Federal Reserve Board (the Fed) lowered the short-term federal funds rate from 1.75% to 1.25% in November, 2002, and then to 1.00% in June, 2003. The Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. Lower interest rates tend to stimulate economic growth by making it less expensive for corporations and consumers to borrow money to spend. Rising interest rates tend to decrease the value of bonds previously issued at lower coupon rates, eroding bond fund share prices.

    Within the investment-grade category, corporate bonds substantially outperformed other sectors during the year. The Lehman Corporate Investment Grade Index achieved a return of 11.3%, while the U.S. Treasury Index returned 4.5% and the U.S. Agency Index posted a 4.3% return. The Fixed Rate Mortgage Backed Securities Index trailed the pack with a 2.6% return. (All four of these indexes are sub-indexes of the Lehman Aggregate Bond Index.)

YOUR FUND

AIM Income Fund continued to invest primarily in fixed-rate corporate debt of U.S. and non-U.S. issuers, with smaller

================================================================================
PORTFOLIO COMPOSITION

as of 7/31/03, based on total net assets

INVESTMENT TYPE BREAKDOWN

                                       [PIE CHART]

CASH & OTHER                                  1.8%
DOMESTIC GOVERNMENT SECURITIES                6.2%
INTERNATIONAL BONDS & NOTES                  21.8%
DOMESTIC CORPORATE BONDS & NOTES             70.2%


TOTAL NUMBER OF HOLDINGS*                     372
TOTAL NET ASSETS                   $745.6 million
AVERAGE CREDIT QUALITY RATING                   A
AVERAGE MATURITY                       8.84 years

================================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOP 10 FIXED INCOME ISSUERS*                                           TOP 10 INDUSTRIES*
--------------------------------------------------------------------------------------------------------------------------------
 1. General Motors Acceptance Corp.                        2.9%         1. Diversified Banks                             12.8%

 2. Federal National Mortgage Association (FNMA)           2.6          2. Other Diversified Financial Services          12.3

 3. CSC Holdings Inc.                                      2.3          3. Broadcasting & Cable TV                       10.8

 4. United Mexican States (Mexico)                         2.3          4. Sovereign Debt                                 6.1

 5. Sprint Capital Corp.                                   1.9          5. Electric Utilities                             5.8

 6. U.S. Treasury Notes                                    1.5          6. Integrated Telecommunication Services          4.9

 7. TeleCorp PCS, Inc.                                     1.5          7. U.S. Government Agency                         4.3

 8. Time Warner Inc.                                       1.3          8. Consumer Finance                               4.2

 9. Husky Oil Ltd. (Canada)                                1.3          9. Real Estate                                    4.0

10. British Sky Broadcasting Group PLC (United Kingdom)    1.3         10. Integrated Oil & Gas                           2.9


* Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
================================================================================================================================

weightings in U.S. and non-U.S. government obligations. At the end of the fiscal year, investment-grade debt made up approximately 86% of assets, while high yield issues constituted about 13%.

    The financial and consumer discretionary sectors remained the largest segments of the fund's portfolio. During the reporting period, we shifted assets somewhat within the corporate investments category, increasing the proportion in financials and decreasing the amount in utilities. Investment in international corporate securities also rose.

    During the first quarter of 2003, fund results benefited from an overweighting of investment-grade corporate securities, the top-performing sector in the Lehman Aggregate Bond Index. Especially helpful were overweightings in the finance and communications industries, which were top-performing industries during the quarter. During this period, the fund did not use currency hedging for its international exposure, and this helped performance as the euro, pound and other currencies gained strength relative to the dollar.

    U.S. Credit (a category consisting chiefly of corporate securities) remained the top performer within the Lehman Aggregate Bond Index in the second quarter, and the fund benefited from its overweight holdings in the telecommunication services and energy sectors and the wireless industry. In the latter part of the quarter, as the U.S. dollar rebounded, most of the euro-denominated bond positions were hedged, helping boost performance.

IN CLOSING

We will continue to pursue high current income consistent with reasonable principal protection, by investing in primarily investment-grade corporate bonds, in addition to some high yield bonds for additional income potential.

    We were pleased to have been able to provide positive total returns, deliver attractive current income, and preserve shareholders' capital during this fiscal year, and we will continue to work diligently to meet these objectives going forward.

See important fund and index disclosures inside front cover.


                    ROBERT G. ALLEY

[PHOTO OF           Mr. Alley, Chartered Financial Analyst, is Managing
ROBERT G. ALLEY]    Director and Chief Fixed-Income Officer of A I M Capital
                    Management, Inc. He is co-manager of AIM Income Fund. Mr.
                    Alley began his investment career in 1972. He joined AIM in
1992. He received a B.A. in economics and an M.B.A., both from the University of Missouri. Mr. Alley is a captain in the U.S. Naval Reserve.

                    JAN H. FRIEDLI

[PHOTO OF           Mr. Friedli is Vice President of A I M Capital Management,
JAN H. FRIEDLI]     Inc. and co-manager of AIM Income Fund. He began his
                    investment career in 1990 and joined AIM in 1999 . Mr.
                    Friedli graduated cum laude from Villanova University with a
B.S. in computer science and earned an M.B.A. with honors from the University of Chicago.

                    CAROLYN L. GIBBS

[PHOTO OF           Ms. Gibbs, Chartered Financial Analyst, is Senior Vice
CAROLYN L. GIBBS]   President of A I M Capital Management, Inc. and co-manager of AIM Income Fund. She has been in the investment business since 1983. Ms. Gibbs is a Phi Beta Kappa graduate from
Texas Christian University, where she received a B.A. in English. She also received an M.B.A. in finance from The Wharton School at the University of Pennsylvania.

                    SCOT W. JOHNSON

[PHOTO OF           Mr. Johnson, Chartered Financial Analyst, is Vice President
SCOT W. JOHNSON]    of A I M Capital Management, Inc. and co-manager of AIM
                    Income Fund. He joined AIM in 1994. He received both his bachelor's degree in economics and an M.B.A. in finance from
Vanderbilt University.

Assisted by Investment Grade Team

================================================================================
CURRENT PERFORMANCE

FUND VS. INDEXES
total returns 7/31/02-7/31/03,
excluding sales charges

CLASS A SHARES                  11.36%

CLASS B SHARES                  10.53

CLASS C SHARES                  10.55

CLASS R SHARES                  11.08

LEHMAN AGGREGATE BOND INDEX      5.42
(Broad Market Index)

LIPPER BBB RATED FUND INDEX     10.14
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

FUND PROVIDES CURRENT INCOME

as of 7/31/03


                   30-DAY
       FUND     DISTRIBUTION    30-DAY
       CLASS        RATE         YIELD

         A          5.36%         3.75%
         B          4.88          3.16
         C          4.88          3.16
         R          5.38          3.68

================================================================================

[GRAPHIC]

FOR MORE INFORMATION VISIT AIMinvestments.com

FUND PERFORMANCE

================================================================================

RESULTS OF A $10,000 INVESTMENT
AIM INCOME FUND VS. BENCHMARK INDEXES 7/31/93-7/31/03


                                [MOUNTAIN CHART]

           AIM INCOME FUND     LEHMAN AGGREGATE     LIPPER BBB-RATED
DATE       CLASS A SHARES      BOND INDEX           FUND INDEX
----       ---------------     ----------------     ----------------
7/93           $ 9525              $10000              $10000
10/93            9946               10240               10333
1/94            10062               10346               10461
4/94             9098                9835                9821
7/94             9075               10008                9923
10/94            9112                9864                9793
1/95             9142               10106                9973
4/95             9754               10556               10466
7/95            10260               11020               10975
10/95           10803               11408               11417
1/96            11186               11819               11891
4/96            10870               11467               11481
7/96            11065               11629               11634
10/96           11703               12073               12145
1/97            12057               12203               12335
4/97            12105               12279               12395
7/97            12964               12882               13165
10/97           13239               13148               13355
1/98            13746               13513               13737
4/98            13967               13619               13861
7/98            14125               13894               14071
10/98           13775               14374               14081
1/99            14430               14603               14502
4/99            14291               14472               14450
7/99            13854               14237               14108
10/99           13690               14449               14205
1/00            13722               14330               14175
4/00            13495               14653               14306
7/00            13549               15086               14619
10/00           13466               15503               14879
1/01            14010               16313               15703
4/01            13756               16468               15762
7/01            14148               17002               16284
10/01           14396               17763               16686
1/02            14190               17546               16567
4/02            14101               17760               16679
7/02            13574               18284               16649
10/02           13798               18807               17016
1/03            14547               19208               17780
4/03            15186               19619               18475
7/03           $15118              $19274              $18336

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

         Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's share classes will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover.

         Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or on sale of fund shares. Performance of the indexes does not reflect the effects of taxes.

         This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

================================================================================

FUND RETURNS

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

as of 7/31/03

including sales charges

CLASS A SHARES
  10 Years                   4.22%
   5 Years                   0.39
   1 Year                    6.06

CLASS B SHARES
 Inception (9/7/93)          3.57%
   5 Years                   0.33
   1 Year                    5.53

CLASS C SHARES
 Inception (8/4/97)          1.99%
   5 Years                   0.63
   1 Year                    9.55

CLASS R SHARES*
  10 Years                   4.47%
   5 Years                   1.12
   1 Year                   11.08

*Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without up-front sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance at net asset value from 7/31/93, adjusted to reflect Class R 12b-1 fees.

Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.

In addition to fund returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) for periods ended 6/30/03, the most recent calendar quarter-end, which were as follows. Class A shares, ten years, 4.74%; five years, 1.17%; one year, 7.12%. Class B shares, inception (9/7/93), 4.01%; five years, 1.10%; one year, 6.61%. Class C shares, inception (8/4/97), 2.68%; five years, 1.38%; one year, 10.65%. Class R shares, ten years, 4.98%; five years, 1.87%; one year, 12.00%.

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
July 31, 2003


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-81.52%

AEROSPACE & DEFENSE-1.31%

Lockheed Martin Corp., Series A, Medium Term
  Notes, 8.66%, 11/30/06                       $2,200,000   $  2,531,760
------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes, 7.25%, 05/15/06     2,700,000      3,024,324
------------------------------------------------------------------------
Raytheon Co., Notes, 6.75%, 08/15/07            2,185,000      2,426,333
------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.30%, 03/15/05             1,700,000      1,806,131
========================================================================
                                                               9,788,548
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.03%

Russell Corp., Sr. Unsec. Gtd. Global Notes,
  9.25%, 05/01/10                                  90,000         96,750
------------------------------------------------------------------------
William Carter Co. (The)-Series B, Sr. Unsec.
  Gtd. Sub. Global Notes, 10.88%, 08/15/11         95,000        106,875
========================================================================
                                                                 203,625
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.84%

Bank of New York Co., Inc. (The), Sub. Medium
  Term Notes, 7.17%, 03/24/28(a)               19,600,000      3,018,400
------------------------------------------------------------------------
Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $3,786,854)(b)(c)              3,175,000      3,258,852
========================================================================
                                                               6,277,252
========================================================================

AUTO PARTS & EQUIPMENT-0.00%

Key Plastics Holdings, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.25%,
  03/15/07(c)(d)(e)                             1,325,000              0
========================================================================

AUTOMOBILE MANUFACTURERS-0.26%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04       1,950,000      1,976,695
========================================================================

BROADCASTING & CABLE TV-10.40%

Adelphia Communications Corp., Series B, Sr.
  Unsec. Notes, 9.88%, 03/01/07(c)(d)             140,000         92,750
------------------------------------------------------------------------
  Sr. Unsec. Notes, 10.88%, 10/01/10(c)(d)      3,600,000      2,385,000
------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom), Gtd. Yankee Notes, 6.88%,
  02/23/09                                      4,425,000      4,793,779
------------------------------------------------------------------------
  Unsec. Gtd. Yankee Notes, 7.30%, 10/15/06     4,450,000      4,810,361
------------------------------------------------------------------------
Clear Channel Communications, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 11/01/08        6,635,000      7,472,669
------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 06/15/05             1,115,000      1,223,512
------------------------------------------------------------------------
Comcast Cable Communications, Inc., Unsec.
  Unsub. Notes, 8.88%, 05/01/17                 2,770,000      3,392,336
------------------------------------------------------------------------
Comcast Corp.,
  Sr. Unsec. Notes, 8.88%, 04/01/07               170,000        179,756
------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.50%, 06/15/06       4,015,000      4,777,850
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

BROADCASTING & CABLE TV-(CONTINUED)

Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Deb., 11.20%, 11/15/07         $  750,000   $    742,500
------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb., 9.50%, 08/01/13                         3,800,000      4,403,478
------------------------------------------------------------------------
Cox Communications, Inc.,
  Sr. Unsec. Putable Deb., 6.53%, 02/01/08      4,235,000      4,580,915
------------------------------------------------------------------------
  Unsec. Notes, 4.63%, 06/01/13                 2,535,000      2,369,464
------------------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Unsec. Deb., 7.88%, 02/15/18              3,250,000      3,103,750
------------------------------------------------------------------------
  Sr. Unsec. Notes,
    7.25%, 07/15/08                             7,555,000      7,441,675
------------------------------------------------------------------------
    7.88%, 12/15/07                             6,480,000      6,512,400
------------------------------------------------------------------------
Knology, Inc., Sr. Unsec. PIK Notes, 12.00%,
  11/30/09 (Acquired 01/06/98-05/15/03; Cost
  $1,281,575)(b)                                  771,151        663,190
------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Notes, 9.63%, 10/15/05                          500,000        460,000
------------------------------------------------------------------------
TCI Communications Financing III, Gtd. Bonds,
  9.65%, 03/31/27                               5,075,000      5,810,114
------------------------------------------------------------------------
TCI Communications, Inc., Medium Term Notes,
  8.35%, 02/15/05                               2,175,000      2,332,992
------------------------------------------------------------------------
Time Warner Inc., Unsec. Deb., 9.15%,
  02/01/23                                      7,200,000      8,567,640
------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 06/15/05                 1,300,000      1,421,290
========================================================================
                                                              77,537,421
========================================================================

CASINOS & GAMING-0.56%

Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Global Notes, 8.00%, 04/01/12       2,140,000      2,289,800
------------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Global Notes, 7.00%, 04/15/13                 1,775,000      1,859,312
========================================================================
                                                               4,149,112
========================================================================

COMMODITY CHEMICALS-0.15%

Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08                              1,040,000      1,045,200
------------------------------------------------------------------------
ISP Chemco Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Global Notes, 10.25%, 07/01/11              70,000         78,750
========================================================================
                                                               1,123,950
========================================================================

CONSUMER FINANCE-4.20%

Capital One Bank, Notes, 4.88%, 05/15/08        2,750,000      2,718,237
------------------------------------------------------------------------
  Series 4, Sr. Global Notes, 6.50%, 07/30/04     675,000        701,156
------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Notes,
  7.25%, 05/01/06                               6,985,000      7,412,831
------------------------------------------------------------------------
  8.75%, 02/01/07                               1,756,000      1,909,387
------------------------------------------------------------------------


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

Ford Motor Credit Co., Notes, 7.50%, 06/15/04  $  725,000   $    754,747
------------------------------------------------------------------------
  Unsec. Global Notes,
    6.70%, 07/16/04                               875,000        907,909
------------------------------------------------------------------------
    6.88%, 02/01/06                             2,950,000      3,112,279
------------------------------------------------------------------------
Household Finance Corp., Global Notes, 6.38%,
  11/27/12                                      3,000,000      3,168,300
------------------------------------------------------------------------
  Medium Term Notes, 3.38%, 02/21/06              475,000        479,949
------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
    6.50%, 01/24/06                             1,450,000      1,572,554
------------------------------------------------------------------------
    8.00%, 05/09/05                             3,585,000      3,944,038
------------------------------------------------------------------------
MBNA America Bank, N.A., Notes, 6.88%,
  07/15/04 (Acquired 12/04/02; Cost
  $418,532)(b)(c)                                 400,000        416,548
------------------------------------------------------------------------
Providian Financial Corp., Sr. Unsec. Conv.
  Notes, 3.25%, 08/15/05                        4,550,000      4,203,062
========================================================================
                                                              31,300,997
========================================================================

DISTILLERS & VINTNERS-0.50%

Constellation Brands, Inc.-Series B, Sr. Gtd.
  Sub. Notes, 8.13%, 01/15/12                     980,000      1,033,900
------------------------------------------------------------------------
Diageo PLC (United Kingdom), Sr. Unsec. Gtd.
  Putable Notes, 7.45%, 04/15/05                2,300,000      2,724,396
========================================================================
                                                               3,758,296
========================================================================

DIVERSIFIED BANKS-9.94%

American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $1,597,032)(b)(c)    1,440,000      1,541,664
------------------------------------------------------------------------
Bank of America Corp.-Series B, Putable Sub.
  Medium Term Notes, 8.57%, 11/15/04            2,360,000      2,951,935
------------------------------------------------------------------------
Bank One Corp., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/01/05                        2,350,000      2,597,549
------------------------------------------------------------------------
BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Notes, 8.00%, 12/15/26                590,000        616,048
------------------------------------------------------------------------
BankAmerica Institutional Capital-Series B,
  Gtd. Bonds, 7.70%, 12/31/26 (Acquired
  06/18/03; Cost $3,954,874)(b)(c)              3,355,000      3,468,030
------------------------------------------------------------------------
Barclays O/S Investment Co. B.V.
  (Netherlands), Unsec. Gtd. Unsub. Floating
  Rate Euro Notes, 1.50%, 11/29/49(f)           5,400,000      4,517,046
------------------------------------------------------------------------
Barnett Capital I, Gtd. Notes, 8.06%,
  12/01/26                                      3,010,000      3,248,783
------------------------------------------------------------------------
Barnett Capital II, Gtd. Bonds, 7.95%,
  12/01/26                                      3,175,000      3,388,201
------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03; Cost
  $6,036,101)(b)(c)                             4,770,000      5,148,833
------------------------------------------------------------------------
Citicorp, Jr. Unsec. Sub. Notes, 6.38%,
  01/15/06                                      2,175,000      2,319,529
------------------------------------------------------------------------
Comerica Inc., Sub. Notes, 4.80%, 05/01/15      3,030,000      2,851,260
------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Global Notes, 5.20%, 05/21/13                 2,905,000      2,754,811
------------------------------------------------------------------------
  Unsec. Global Notes, 6.88%, 03/15/12          3,105,000      3,315,519
------------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Yankee Notes,
  6.38%, 06/15/08 (Acquired 08/30/02; Cost
  $912,441)(b)(c)                                 850,000        905,862
------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27                               2,790,000      2,989,987
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                             $1,910,000   $  2,242,073
------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  1.25%, 06/29/49(f)                            2,250,000      1,787,722
------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                         3,710,000      4,434,823
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (United
  Kingdom), Sub. Yankee Notes, 4.70%,
  07/03/18                                      4,500,000      4,069,575
------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                               1,250,000      1,382,350
------------------------------------------------------------------------
Scotland International Finance No. 2 B.V.
  (Netherlands), Sub. Notes, 4.25%, 05/23/13
  (Acquired 05/20/03; Cost $4,788,000)(b)(c)    4,800,000      4,459,776
------------------------------------------------------------------------
U.S. Bancorp-Series N, Sr. Medium Term Notes,
  2.75%, 03/30/06                                 785,000        788,438
------------------------------------------------------------------------
U.S. Bank, N.A., Sub. Global Notes, 4.80%,
  04/15/15                                      3,900,000      3,687,372
------------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  7.50%, 04/15/05                               4,700,000      5,445,749
------------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                        1,725,000      2,060,944
------------------------------------------------------------------------
Wells Fargo Financial, Inc., Global Notes,
  6.13%, 02/15/06                               1,025,000      1,118,234
========================================================================
                                                              74,092,113
========================================================================

DIVERSIFIED CAPITAL MARKETS-0.49%

Chase Manhattan Corp., Sub. Deb., 7.88%,
  07/15/06                                        250,000        283,255
------------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%, 10/29/49                        2,790,000      3,359,746
========================================================================
                                                               3,643,001
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.26%

United Rentals North America Inc., Sr. Unsec.
  Gtd. Notes, 10.75%, 04/15/08 (Acquired
  12/17/02; Cost $1,722,549)(b)                 1,775,000      1,917,000
========================================================================

ELECTRIC UTILITIES-5.25%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05            975,000      1,069,945
------------------------------------------------------------------------
American Electric Power Co., Inc., Sr. Unsec.
  Unsub. Notes, 5.25%, 06/01/15                 2,890,000      2,700,821
------------------------------------------------------------------------
CenterPoint Energy, Inc., Bonds, 6.85%,
  06/01/15 (Acquired 05/21/03; Cost
  $4,670,515)(b)                                4,600,000      4,341,066
------------------------------------------------------------------------
  Notes, 5.88%, 06/01/08 (Acquired 05/21/03;
  Cost $2,566,683)(b)                           2,545,000      2,494,329
------------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                               1,850,000      1,932,436
------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08         2,600,000      2,811,198
------------------------------------------------------------------------


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                              $  180,000   $    181,800
------------------------------------------------------------------------
Duke Energy Corp., Bonds, 6.45%, 10/15/32       1,570,000      1,514,249
------------------------------------------------------------------------
  First Mortgage Bonds, 3.75%, 03/05/08
  (Acquired 02/20/03; Cost $1,246,363)(b)(c)    1,250,000      1,247,150
------------------------------------------------------------------------
Hydro-Quebec (Canada)-Series GL, Gtd.
  Floating Rate Euro Notes, 1.31%,
  09/29/49(f)                                   3,770,000      3,299,949
------------------------------------------------------------------------
MidAmerican Energy Holdings Co., Sr. Unsec.
  Global Notes, 3.50%, 05/15/08                 1,325,000      1,284,654
------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08                       1,775,000        914,125
------------------------------------------------------------------------
Public Service Co. of Colorado, First
  Mortgage Bonds, 4.88%, 03/01/13 (Acquired
  03/07/03; Cost $1,897,226)(b)(c)              1,900,000      1,847,769
------------------------------------------------------------------------
Public Service Co. of New Mexico-Series A,
  Sr. Unsec. Notes, 7.10%, 08/01/05             2,820,000      3,084,967
------------------------------------------------------------------------
South Carolina Electric & Gas Co., First
  Mortgage Bonds, 5.30%, 05/15/33               2,000,000      1,769,280
------------------------------------------------------------------------
Southern Power Co., Bonds, 4.88%, 07/15/15
  (Acquired 07/01/03; Cost $4,662,752)(b)(c)    4,675,000      4,305,254
------------------------------------------------------------------------
TXU Corp.-Series B, Sr. Unsec. Notes, 6.38%,
  10/01/04(g)                                   1,400,000      1,472,548
------------------------------------------------------------------------
Wisconsin Public Service Corp., Sr. Sec.
  Notes, 4.88%, 12/01/12                        1,500,000      1,484,880
------------------------------------------------------------------------
Xcel Energy, Inc., Sr. Notes, 3.40%, 07/01/08
  (Acquired 06/19/03; Cost $1,467,163)(b)(c)    1,470,000      1,401,998
========================================================================
                                                              39,158,418
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.17%

ASM Lithography Holding N.V. (Netherlands),
  Conv. Bonds, 4.25%, 11/30/04 (Acquired
  04/05/00; Cost $1,507,813)(b)(c)              1,250,000      1,250,000
========================================================================

ENVIRONMENTAL SERVICES-0.53%

Waste Management, Inc., Unsec. Putable Notes,
  7.10%, 08/01/03                               3,850,000      3,971,044
========================================================================

GAS UTILITIES-1.74%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                         3,750,000      3,906,712
------------------------------------------------------------------------
Kinder Morgan, Inc., Sr. Unsec. Notes, 6.80%,
  03/01/08                                      4,175,000      4,605,651
------------------------------------------------------------------------
MCN Corp., First Mortgage Bonds, 5.70%,
  03/15/33                                      3,070,000      2,847,425
------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                               1,650,000      1,579,875
========================================================================
                                                              12,939,663
========================================================================

HEALTH CARE FACILITIES-0.65%

Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Global Notes, 10.38%, 02/15/09           2,670,000      2,923,650
------------------------------------------------------------------------
HCA Inc., Notes, 6.25%, 02/15/13                2,000,000      1,891,600
========================================================================
                                                               4,815,250
========================================================================

HOMEBUILDING-1.88%

Beazer Homes USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 8.38%, 04/15/12                   115,000        123,050
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

HOMEBUILDING-(CONTINUED)

D.R. Horton, Inc., Sr. Unsec. Gtd. Notes,
  5.88%, 07/01/13                              $2,400,000   $  2,208,000
------------------------------------------------------------------------
  8.00%, 02/01/09                               1,855,000      1,984,850
------------------------------------------------------------------------
M.D.C. Holdings, Inc., Sr. Unsec. Gtd. Notes,
  5.50%, 05/15/13                               4,025,000      3,794,488
------------------------------------------------------------------------
Pulte Homes, Inc., Sr. Unsec. Notes, 6.38%,
  05/15/33                                      4,475,000      4,036,450
------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 9.13%, 05/01/12                 1,785,000      1,892,100
========================================================================
                                                              14,038,938
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.12%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                        630,000        672,525
------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., Sr. First
  Mortgage Global Notes, 8.88%, 05/15/12           60,000         63,150
------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  08/15/11                                        150,000        161,250
========================================================================
                                                                 896,925
========================================================================

HOUSEWARES & SPECIALTIES-0.80%

American Greetings Corp., Unsec. Putable
  Notes, 6.10%, 08/01/08                        5,775,000      5,941,031
========================================================================

HYPERMARKETS & SUPER CENTERS-0.22%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                      1,450,000      1,611,443
========================================================================

INTEGRATED OIL & GAS-2.89%

Husky Oil Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 7.13%, 11/15/06      3,600,000      3,914,424
------------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28                 5,240,000      5,898,249
------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  6.50%, 04/01/05                                 650,000        693,413
------------------------------------------------------------------------
  7.38%, 11/15/08                               2,550,000      2,891,980
------------------------------------------------------------------------
Repsol International Finance B.V.
  (Netherlands), Unsec. Gtd. Global Notes,
  7.45%, 07/15/05                               1,950,000      2,138,233
------------------------------------------------------------------------
TGT Pipeline LLC, Bonds, 5.20%, 06/01/18
  (Acquired 05/22/03; Cost $6,572,998)(b)(c)    6,590,000      6,024,183
========================================================================
                                                              21,560,482
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-4.88%

British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%, 12/15/05         405,000        453,811
------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 8.25%, 06/15/05                        1,575,000      1,737,414
------------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 10.00%, 03/01/31                3,380,000      4,245,990
------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                  1,040,000      1,146,746
------------------------------------------------------------------------
New England Telephone & Telegraph Co., Sr.
  Unsec. Notes, 7.65%, 06/15/07                 2,580,000      2,916,355
------------------------------------------------------------------------


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06           $  620,000   $    703,508
------------------------------------------------------------------------
Sprint Capital Corp.,
  Sr. Unsec. Gtd. Global Notes, 6.00%,
    01/15/07                                    7,430,000      7,859,305
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes, 6.13%,
  11/15/08                                      1,190,000      1,250,619
------------------------------------------------------------------------
  Unsec. Gtd. Global Notes,
    7.90%, 03/15/05                             2,960,000      3,194,876
------------------------------------------------------------------------
    8.75%, 03/15/32                             1,500,000      1,656,750
------------------------------------------------------------------------
Sprint Corp., Deb., 9.00%, 10/15/19             2,700,000      3,181,734
------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07                                      1,985,000      2,205,831
------------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Unsub. Global Notes, 7.75%, 12/01/30          2,500,000      2,795,975
------------------------------------------------------------------------
Verizon Pennsylvania Inc.-Series A, Global
  Notes, 5.65%, 11/15/11                        2,950,000      3,066,377
========================================================================
                                                              36,415,291
========================================================================

INVESTMENT BANKING & BROKERAGE-0.64%

Bear Stearns Cos. Inc. (The), Sr. Unsec.
  Global Notes, 3.00%, 03/30/06                 1,400,000      1,410,360
------------------------------------------------------------------------
Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03; Cost
  $446,236)(b)(c)                                 400,000        438,640
------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%,
  05/15/05                                        800,000        920,760
------------------------------------------------------------------------
Morgan Stanley, Unsec. Notes, 6.30%, 01/15/06   1,838,000      1,988,201
========================================================================
                                                               4,757,961
========================================================================

LIFE & HEALTH INSURANCE-1.52%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $4,545,536)(b)       4,600,000      4,429,294
------------------------------------------------------------------------
John Hancock Global Funding II, Notes, 5.00%,
  07/27/07 (Acquired 06/12/02; Cost
  $1,998,900)(b)(c)                             2,000,000      2,093,660
------------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                      1,310,000      1,441,851
------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                               1,650,000      1,866,381
------------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23         1,325,000      1,481,933
========================================================================
                                                              11,313,119
========================================================================

METAL & GLASS CONTAINERS-0.45%

Anchor Glass Container Corp., Sr. Sec. Notes,
  11.00%, 02/15/13 (Acquired 07/29/03; Cost
  $1,429,750)(b)(c)                             1,330,000      1,429,750
------------------------------------------------------------------------
Owens-Illinois, Inc., Sr. Unsec. Deb., 7.50%,
  05/15/10                                      2,020,000      1,949,300
========================================================================
                                                               3,379,050
========================================================================

MOVIES & ENTERTAINMENT-0.32%

AOL Time Warner Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.13%, 04/15/06                   585,000        629,507
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

------------------------------------------------------------------------
MOVIES & ENTERTAINMENT-(CONTINUED)

Viacom Inc., Sr. Unsec. Gtd. Global Bonds,
  5.50%, 05/15/33                              $2,000,000   $  1,771,700
========================================================================
                                                               2,401,207
========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.67%

Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Notes, 8.50%, 05/01/08        2,370,000      1,765,650
------------------------------------------------------------------------
Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07                 2,925,000      3,224,813
========================================================================
                                                               4,990,463
========================================================================

MUNICIPALITIES-0.41%

Illinois (State of); Unlimited Tax Pension
  Series 2003 GO, 5.10%, 06/01/33(h)            3,600,000      3,047,220
========================================================================

OIL & GAS DRILLING-0.78%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05                               1,700,000      1,818,133
------------------------------------------------------------------------
Transocean Inc. (Cayman Islands), Unsec.
  Global Notes, 6.95%, 04/15/08                 3,555,000      3,980,960
========================================================================
                                                               5,799,093
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.59%

Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Bonds, 7.20%, 08/15/31        2,470,000      2,732,067
------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Canada),
  Unsec. Yankee Notes, 6.70%, 07/15/11            275,000        302,662
------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                        1,800,000      1,917,000
------------------------------------------------------------------------
Kern River Funding Corp., Sr. Gtd. Notes,
  4.89%, 04/30/18 (Acquired
  04/28/03-05/20/03; Cost $2,511,632)(b)(c)     2,489,821      2,411,342
------------------------------------------------------------------------
Kerr-McGee Corp., Jr. Unsec. Conv. Sub. Deb.,
  5.25%, 02/15/10                               1,000,000      1,048,750
------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                        3,200,000      3,581,248
------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                        6,845,000      7,324,150
========================================================================
                                                              19,317,219
========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.17%

Frontier Oil Corp., Sr. Unsec. Sub. Notes,
  11.75%, 11/15/09                                390,000        430,950
------------------------------------------------------------------------
GulfTerra Energy Partners, L.P., Series B,
  Sr. Unsec. Gtd. Sub. Global Notes, 8.50%,
  06/01/11                                        110,000        116,050
------------------------------------------------------------------------
  Sr. Sub. Notes, 8.50%, 06/01/10 (Acquired
  03/19/03; Cost $1,775,000)(b)(c)              1,775,000      1,854,875
------------------------------------------------------------------------
Petroleos Mexicanos (Mexico),
  Sr. Unsec. Gtd. Yankee Bonds, 9.38%,
    12/02/08                                    3,200,000      3,764,000
------------------------------------------------------------------------
  Unsec. Unsub. Gtd. Global Notes, 6.50%,
  02/01/05                                      2,450,000      2,587,813
========================================================================
                                                               8,753,688
========================================================================


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-10.43%

American General Finance Corp.-Series H,
  Medium Term Notes, 2.75%, 06/15/08           $2,955,000   $  2,788,929
------------------------------------------------------------------------
ASIF Global Financing XIX, Sec. Notes, 4.90%,
  01/17/13 (Acquired 01/08/03; Cost
  $2,043,584)(b)(c)                             2,050,000      1,991,862
------------------------------------------------------------------------
ASIF Global Financing XX, Sec. Notes, 2.65%,
  01/17/06 (Acquired 01/08/03; Cost
  $1,547,551)(b)(c)                             1,550,000      1,560,959
------------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                      4,450,000      6,110,384
------------------------------------------------------------------------
CIT Group Inc.,
  Sr. Floating Rate Medium Term Global Notes,
  2.35%, 11/25/03(i)                            1,400,000      1,402,408
------------------------------------------------------------------------
  Sr. Global Notes, 7.13%, 10/15/04               750,000        796,650
------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 7.63%,
  08/16/05                                      1,100,000      1,208,537
------------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                               5,300,000      5,599,768
------------------------------------------------------------------------
Corestates Capital Trust I, Bonds, 8.00%,
  12/15/26 (Acquired 06/18/03; Cost
  $2,782,269)(b)(c)                             2,335,000      2,528,315
------------------------------------------------------------------------
FMR Corp., Bonds, 7.57%, 06/15/29 (Acquired
  04/10/01-07/25/02; Cost $5,094,923)(b)(c)     4,835,000      5,595,594
------------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Global Notes,
  5.00%, 06/15/07                               1,200,000      1,269,300
------------------------------------------------------------------------
  6.00%, 06/15/12                               2,390,000      2,510,504
------------------------------------------------------------------------
  6.80%, 11/01/05                                 450,000        493,344
------------------------------------------------------------------------
General Motors Acceptance Corp., Global
  Bonds, 8.00%, 11/01/31                        2,345,000      2,289,893
------------------------------------------------------------------------
  Global Notes,
    4.50%, 07/15/06                             2,400,000      2,407,152
------------------------------------------------------------------------
    5.13%, 05/09/08                             4,945,000      4,792,743
------------------------------------------------------------------------
  Medium Term Notes,
    4.15%, 02/07/05                             8,850,000      8,949,563
------------------------------------------------------------------------
    6.38%, 01/30/04                             2,900,000      2,963,974
------------------------------------------------------------------------
Heller Financial, Inc.-Class A., Unsec.
  Global Notes, 7.38%, 11/01/09                 1,500,000      1,722,420
------------------------------------------------------------------------
International Lease Finance Corp., Global
  Notes, 2.95%, 05/23/06                        1,450,000      1,449,638
------------------------------------------------------------------------
  Notes, 5.13%, 08/01/04                          950,000        983,165
------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Notes,
  8.75%, 03/15/05                                 700,000        770,644
------------------------------------------------------------------------
NiSource Finance Corp., Bonds, 5.40%,
  07/15/14                                      1,550,000      1,500,757
------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands), Series
  1999-2, Class A1, Global Bonds, 9.69%,
  08/15/09                                      2,800,000      3,284,036
------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.02%, 05/15/07      1,750,000      1,956,063
------------------------------------------------------------------------
Pemex Project Funding Master Trust, Notes,
  7.38%, 12/15/14 (Acquired 05/28/03; Cost
  $5,270,151)(b)(c)                             4,785,000      4,968,792
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Regional Diversified Funding, Sr. Notes,
  9.25%, 03/15/30 (Acquired 01/10/03; Cost
  $2,231,615)(b)(c)                            $1,988,890   $  2,190,723
------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                      1,650,000      1,961,322
------------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                        1,525,000      1,693,177
========================================================================
                                                              77,740,616
========================================================================

PACKAGED FOODS & MEATS-0.67%

Kraft Foods Inc., Global Notes,
  5.25%, 06/01/07                                 540,000        567,135
------------------------------------------------------------------------
  5.63%, 11/01/11                               1,850,000      1,870,017
------------------------------------------------------------------------
  6.25%, 06/01/12                               2,450,000      2,571,594
========================================================================
                                                               5,008,746
========================================================================

PHARMACEUTICALS-0.11%

aaiPharma Inc., Sr. Sub. Unsec. Gtd. Global
  Notes, 11.00%, 04/01/10                         250,000        280,000
------------------------------------------------------------------------
Roche Holding A.G., Conv. Putable LYONS,
  0.35%, 01/19/04 (Acquired 03/10/00; Cost
  $624,813)(a)(b)(c)                              650,000        515,125
========================================================================
                                                                 795,125
========================================================================

PUBLISHING-0.79%

News America Holdings, Sr. Unsec. Gtd. Deb.,
  7.70%, 10/30/25                               3,300,000      3,601,620
------------------------------------------------------------------------
News America Inc., Bonds, 6.55%, 03/15/33
  (Acquired 03/04/03; Cost $598,734)(b)(c)        600,000        603,252
------------------------------------------------------------------------
  Sr. Putable Deb., 6.75%, 01/09/10             1,550,000      1,673,411
========================================================================
                                                               5,878,283
========================================================================

REAL ESTATE-3.43%

EOP Operating L.P.,
  Sr. Unsec. Notes,
    6.50%, 06/15/04                             2,705,000      2,797,538
------------------------------------------------------------------------
    7.25%, 06/15/28                             1,251,000      1,283,376
------------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12              750,000        808,253
------------------------------------------------------------------------
  Unsec. Notes, 8.38%, 03/15/06                 2,000,000      2,258,500
------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07                               4,300,000      4,633,250
------------------------------------------------------------------------
Host Marriott L.P., Series E, Sr. Sec. Gtd.
  Notes, 8.38%, 02/15/06                        1,415,000      1,450,375
------------------------------------------------------------------------
  Series I, Unsec. Gtd. Global Notes, 9.50%,
  01/15/07                                      2,325,000      2,476,125
------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                               1,155,000      1,241,625
------------------------------------------------------------------------
Simon Property Group, L.P., Notes, 5.45%,
  03/15/13 (Acquired 03/13/03; Cost
  $6,252,658)(b)(c)                             6,265,000      6,121,469
------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                               2,250,000      2,540,880
========================================================================
                                                              25,611,391
========================================================================


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.41%

Dominion Resources, Inc. Sr. Unsec. Putable
  Notes, 5.25%, 08/01/15                       $3,225,000   $  3,096,581
========================================================================

REGIONAL BANKS-1.32%

BB&T Corp., RAPS, Sub. Notes, 6.38%, 06/30/05   2,530,000      2,717,119
------------------------------------------------------------------------
Greater Bay Bancorp, Sr. Notes, 5.25%,
  03/31/08 (Acquired 03/19/03; Cost
  $494,580)(b)(c)                                 500,000        492,520
------------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05        2,300,000      2,380,040
------------------------------------------------------------------------
Union Planters Bank, N.A., Unsec. Sub. Notes,
  6.50%, 03/15/08                               3,950,000      4,291,201
========================================================================
                                                               9,880,880
========================================================================

SOVEREIGN DEBT-2.67%

New Brunswick (Province of) (Canada), Sec.
  Yankee Deb., 6.75%, 08/15/13                  2,485,000      2,873,430
------------------------------------------------------------------------
United Mexican States (Mexico), Global Notes,
    4.63%, 10/08/08                             1,600,000      1,608,400
------------------------------------------------------------------------
    6.63%, 03/03/15                             4,100,000      4,105,125
------------------------------------------------------------------------
    7.50%, 04/08/33                             8,360,000      8,224,150
------------------------------------------------------------------------
  Global Notes, 9.88%, 02/01/10                   420,000        528,150
------------------------------------------------------------------------
  Series A, Medium Term Global Notes, 6.38%,
  01/16/13                                      2,550,000      2,572,950
========================================================================
                                                              19,912,205
========================================================================

SPECIALTY CHEMICALS-0.01%

OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 12/15/11                           50,000         49,250
========================================================================

SPECIALTY STORES-0.21%

CSK Auto, Inc., Sr. Unsec. Gtd. Global Notes,
  12.00%, 06/15/06                              1,390,000      1,549,850
========================================================================

THRIFTS & MORTGAGE FINANCE-0.29%

Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                                 300,000        348,570
------------------------------------------------------------------------
Countrywide Home Loans, Inc., Series J, Gtd.
  Medium Term Global Notes, 5.50%, 08/01/06       500,000        534,730
------------------------------------------------------------------------
  Series K, Medium Term Global Notes, 3.50%,
  12/19/05                                      1,275,000      1,295,566
========================================================================
                                                               2,178,866
========================================================================

TOBACCO-0.95%

Altria Group, Inc., Notes,
  6.80%, 12/01/03                               5,000,000      5,056,250
------------------------------------------------------------------------
  7.13%, 10/01/04                               2,000,000      2,027,500
========================================================================
                                                               7,083,750
========================================================================

TRUCKING-0.76%

Roadway Corp., Sr. Unsec. Gtd. Global Notes,
  8.25%, 12/01/08                               5,050,000      5,670,342
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.85%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 8.75%, 03/01/31          2,385,000      2,767,363
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Cingular Wireless LLC, Sr. Unsec. Global
  Notes, 5.63%, 12/15/06                       $  425,000   $    463,050
------------------------------------------------------------------------
Nextel Communications, Inc., Sr. Conv. Notes,
  5.25%, 01/15/10 (Acquired 02/15/00; Cost
  $1,055,000)(b)(c)                             1,000,000        918,750
------------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                9,240,000     11,157,300
------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                       4,853,000      5,908,528
========================================================================
                                                              21,214,991
========================================================================
  Total U.S. Dollar Denominated Bonds & Notes
    (Cost $614,037,248)                                      607,796,391
========================================================================

NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-8.57%(J)

AUSTRALIA-0.49%

New South Wales Treasury Corp. (Sovereign
  Debt), Gtd. Euro Bonds, 8.00%,
  03/01/08  AUD                                 5,000,000      3,612,148
========================================================================

CANADA-1.15%

Canadian Government (Sovereign Debt), Bonds,
    5.75%, 06/01/29                  CAD          300,000        222,448
------------------------------------------------------------------------
    6.00%, 06/01/08                  CAD        5,520,000      4,256,916
------------------------------------------------------------------------
    9.00%, 03/01/11                  CAD          500,000        453,004
------------------------------------------------------------------------
  Gtd. Bonds,
    7.00%, 12/01/06                  CAD          300,000        236,497
------------------------------------------------------------------------
    7.25%, 06/01/07                  CAD          900,000        719,795
------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Broadcasting &
  Cable TV), Sr. Sec. Second Priority Deb.,
  9.65%, 01/15/14                    CAD        3,600,000      2,707,330
========================================================================
                                                               8,595,990
========================================================================

GERMANY-3.77%

Bundesrepublik Deutschland (Sovereign Debt)-
  Series 2002, Euro Bonds, 5.00%,
  07/04/12  EUR                                 6,550,000      7,849,765
------------------------------------------------------------------------
Eurohypo A.G. (Thrifts & Mortgage Finance)-
  Series 2212, Sec. Euro Bonds, 4.50%,
  01/21/13                    EUR               6,000,000      6,879,664
------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau (Diversified
  Banks), Sr. Unsec. Gtd. Unsub. Global
  Notes, 3.50%, 11/15/05                EUR     5,000,000      5,720,860
------------------------------------------------------------------------
Landesbank Baden-Wuerttemberg (Diversified
  Banks), Sec. Euro Bonds, 3.25%,
  05/08/08  EUR                                 6,850,000      7,622,623
========================================================================
                                                              28,072,912
========================================================================

LUXEMBOURG-1.07%

International Bank for Reconstruction &
  Development (Diversified Banks)-Series E,
  Sr. Unsec. Medium Term Global Notes, 5.76%,
  08/20/07(a)                    NZD           17,100,000      7,983,020
========================================================================


                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

NETHERLANDS-0.45%

Koninklijke Numico N.V. (Packaged Foods &
  Meats), Conv. Sub. Euro Bonds, 1.50%,
  09/22/04                     EUR              2,750,000   $  3,362,360
========================================================================

UNITED KINGDOM-1.30%

Sutton Bridge Financing Ltd. (Electric
  Utilities), Gtd. Euro Bonds, 8.63%,
  06/30/22        GBP                           2,331,554      3,847,839
------------------------------------------------------------------------
United Kingdom (Treasury of) (Sovereign
  Debt), Bonds, 7.25%, 12/07/07           GBP   3,250,000      5,876,359
========================================================================
                                                               9,724,198
========================================================================

UNITED STATES-0.34%

Federal National Mortgage Association
  (Sovereign Debt), Sr. Unsub. Global Notes,
  6.38%, 08/15/07                     AUD       3,785,000      2,554,260
========================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $58,019,560)                                63,904,888
========================================================================

ASSET-BACKED SECURITIES-1.90%

OTHER DIVERSIFIED FINANCIAL SERVICES-1.90%

Citicorp Lease-Series 1999-1,
  Class A1, Pass Through Ctfs., 7.22%,
  06/15/05 (Acquired 05/08/02-10/03/02; Cost
  $2,901,282)(b)(c)                            $2,740,362      2,956,385
------------------------------------------------------------------------
  Class A2, Pass Through Ctfs., 8.04%,
  12/15/19 (Acquired 06/01/00-01/25/01; Cost
  $5,212,171)(b)(c)                             5,200,000      5,767,164
------------------------------------------------------------------------
First Industrial Realty Trust, Inc., Putable
  Pass Through Ctfs., 7.38%, 05/15/04
  (Acquired 02/06/03; Cost $1,572,750)(b)(c)    1,500,000      1,554,165
------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Sec. Global Collateral Trust,
  6.00%, 05/15/06                               1,800,000      1,956,366
------------------------------------------------------------------------
Yorkshire Power (Cayman Islands)-Series
  2000-1, Pass Through Ctfs., 8.25%, 02/15/05
  (Acquired 06/19/03; Cost $1,973,425)(b)(c)    1,810,000      1,950,836
========================================================================
    Total Asset-Backed Securities (Cost
      $13,413,030)                                            14,184,916
========================================================================

                                                 SHARES
STOCKS & OTHER EQUITY INTERESTS-0.83%

BROADCASTING & CABLE TV-0.02%

Knology Inc., Series D, Conv. Pfd. (Acquired
  01/06/98; Cost $0)(b)(c)(k)                      80,790        121,185
------------------------------------------------------------------------
  Wts., expiring 10/22/07 (Acquired 03/12/98;
  Cost $0)(b)(c)(e)(l)                              4,800              0
------------------------------------------------------------------------
ONO Finance PLC (United Kingdom)-Wts.,
  expiring 01/05/09 (Acquired 07/30/99; Cost
  $0)(b)(c)(e)(l)                                     300              0
========================================================================
                                                                 121,185
========================================================================

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE

ELECTRIC UTILITIES-0.07%

CenterPoint Energy, Inc., Conv. ZENS               17,000   $    540,753
========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.01%

Monsanto Co.                                        4,334         99,682
========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc., Series B, Pfd.
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(b)(c)(l)                                 3,845             39
------------------------------------------------------------------------
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(b)(c)(l)                                 3,845             38
========================================================================
                                                                      77
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(b)(c)(l)                       2,735             27
========================================================================

PHARMACEUTICALS-0.16%

Pfizer Inc.                                        35,569      1,186,582
========================================================================

RAILROADS-0.01%

RailAmerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/01/00-10/05/00; Cost
  $0)(b)(c)(l)                                      2,000         36,500
========================================================================

REAL ESTATE-0.56%

First Republic Capital Corp.-Series A, Pfd.
  (Acquired 05/26/99; Cost $3,900,000)(b)(c)        3,900      4,192,500
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.00%

IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(b)(c)(l)               400              4
========================================================================
    Total Stocks & Other Equity Interests
      (Cost $6,621,346)                                        6,177,310
========================================================================

                                               PRINCIPAL
                                                 AMOUNT

U.S. GOVERNMENT AGENCY SECURITIES-4.32%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.27%

Pass Through Ctfs.,
  8.50%, 03/01/10                              $  213,445        230,965
------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32                     281,020        296,465
------------------------------------------------------------------------
  6.50%, 04/01/16 to 08/01/32                   3,231,726      3,330,184
------------------------------------------------------------------------
  6.00%, 04/01/17 to 10/01/32                   3,444,325      3,511,489
------------------------------------------------------------------------
  7.50%, 09/01/29 to 06/01/30                   1,974,792      2,099,700
========================================================================
                                                               9,468,803
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-2.59%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                  $1,120,072   $  1,187,870
------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32                   3,106,828      3,264,054
------------------------------------------------------------------------
  6.50%, 09/01/16 to 11/01/31                   3,090,444      3,192,284
------------------------------------------------------------------------
  6.00%, 07/01/17 to 03/01/33                   2,290,779      2,325,000
------------------------------------------------------------------------
  5.50%, 06/01/18                               1,287,734      1,312,960
------------------------------------------------------------------------
  8.50%, 10/01/28                                 299,064        325,974
------------------------------------------------------------------------
  8.00%, 10/01/30 to 04/01/32                   2,213,183      2,378,210
------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 08/01/18(m)                            2,216,600      2,217,532
------------------------------------------------------------------------
  5.50%, 08/01/33(m)                            3,160,000      3,124,920
========================================================================
                                                              19,328,804
========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.46%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 01/15/32                     921,172        982,814
------------------------------------------------------------------------
  8.50%, 11/15/24                                 308,480        336,363
------------------------------------------------------------------------
  8.00%, 09/20/26                                 263,584        283,795
------------------------------------------------------------------------
  6.50%, 03/15/31 to 07/15/32                     964,870        998,475
------------------------------------------------------------------------
  7.00%, 04/15/31 to 08/15/31                     213,476        224,104
------------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32                     555,998        566,678
========================================================================
                                                               3,392,229
========================================================================
    Total U.S. Government Agency Securities
      (Cost $32,347,997)                                      32,189,836
========================================================================

------------------------------------------------------------------------
                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

U.S. TREASURY SECURITIES-1.88%

U.S. TREASURY NOTES-1.55%

  2.13%, 10/31/04                              $5,500,000   $  5,552,415
------------------------------------------------------------------------
  1.50%, 07/31/05                               6,000,000      5,965,320
========================================================================
                                                              11,517,735
========================================================================

U.S. TREASURY BONDS-0.33%

  5.38%, 02/15/31                               2,500,000      2,488,275
========================================================================
    Total U.S. Treasury Securities (Cost
      $14,112,245)                                            14,006,010
========================================================================

                                                 SHARES

MONEY MARKET FUNDS-0.40%

STIC Liquid Assets Portfolio(n)                 1,498,983      1,498,983
------------------------------------------------------------------------
STIC Prime Portfolio(n)                         1,498,983      1,498,983
========================================================================
    Total Money Market Funds (Cost
      $2,997,966)                                              2,997,966
========================================================================
TOTAL INVESTMENTS-99.42% (Cost $741,549,392)                 741,257,317
========================================================================
OTHER ASSETS LESS LIABILITIES-0.58%                            4,332,677
========================================================================
NET ASSETS-100.00%                                          $745,589,994
________________________________________________________________________
========================================================================

Investment Abbreviations:

AUD     - Australian Dollar
CAD     - Canadian Dollar
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR     - Euro
GBP     - British Pound Sterling
GO      - General Obligation Bonds
Gtd.    - Guaranteed
Jr.     - Junior
LYONS   - Liquid Yield Option Notes
NZD     - New Zealand Dollar
Pfd.    - Preferred
PIK     - Payment in Kind
RAPS    - Redeemable and Putable Securities
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants
ZENS    - Zero-exchange Sub Notes

Notes to Schedule of Investments:

(a) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/03 was $101,415,269, which represented 13.60% of the Fund's net assets. Unless otherwise indicated, these securities are considered to be illiquid.
(c) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 07/31/03 was $90,048,140, which represented 12.08% of the Fund's net assets.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Security fair valued in accordance with the procedures established by the Board of Trustees.
(f) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 07/31/03.
(g) Principal and interest are secured by bond insurance provided by MBIA Insurance Corp.
(h) Interest on this security is taxable income to the Fund.
(i) Interest rates are redetermined monthly. Rates shown are rates in effect on 07/31/03.
(j) Foreign denominated security. Par value is denominated in currency indicated.
(k) Non-income producing security.
(l) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(m) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section C.
(n) The money market fund and the Fund are affiliated by having the same investment advisor.
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
July 31, 2003

ASSETS:

Investments, at market value (cost
  $738,551,426)                                $ 738,259,351
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $2,997,966)                                2,997,966
------------------------------------------------------------
Foreign currencies, at value (cost $338,443)         345,081
------------------------------------------------------------
Receivables for:
  Investments sold                                17,299,099
------------------------------------------------------------
  Fund shares sold                                 2,441,060
------------------------------------------------------------
  Dividends and interest                          11,494,223
------------------------------------------------------------
  Foreign currency contracts closed                1,509,280
------------------------------------------------------------
  Investments matured (Note 7)                       137,800
------------------------------------------------------------
Investment for deferred compensation plan            103,996
------------------------------------------------------------
Other assets                                          46,701
============================================================
    Total assets                                 774,634,557
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           24,799,056
------------------------------------------------------------
  Fund shares reacquired                           2,579,360
------------------------------------------------------------
  Dividends                                          804,994
------------------------------------------------------------
  Deferred compensation plan                         103,996
------------------------------------------------------------
Accrued distribution fees                            363,113
------------------------------------------------------------
Accrued trustees' fees                                 1,225
------------------------------------------------------------
Accrued transfer agent fees                          246,690
------------------------------------------------------------
Accrued operating expenses                           146,129
============================================================
    Total liabilities                             29,044,563
============================================================
Net assets applicable to shares outstanding    $ 745,589,994
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 940,493,070
------------------------------------------------------------
Undistributed net investment income                3,092,511
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  foreign currency contracts and futures
  contracts                                     (197,713,235)
------------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities, foreign currencies
  and foreign currency contracts                    (282,352)
============================================================
                                               $ 745,589,994
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $ 446,525,763
____________________________________________________________
============================================================
Class B                                        $ 256,642,461
____________________________________________________________
============================================================
Class C                                        $  41,912,287
____________________________________________________________
============================================================
Class R                                        $     509,483
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           68,548,706
____________________________________________________________
============================================================
Class B                                           39,346,917
____________________________________________________________
============================================================
Class C                                            6,442,593
____________________________________________________________
============================================================
Class R                                               78,320
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        6.51
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.51 divided by
      95.25%)                                  $        6.83
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        6.52
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        6.51
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                      $        6.51
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the year ended July 31, 2003

INVESTMENT INCOME:

Interest                                                      $34,399,492
-------------------------------------------------------------------------
Dividends                                                         333,640
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      109,564
=========================================================================
    Total investment income                                    34,842,696
=========================================================================

EXPENSES:

Advisory fees                                                   2,412,877
-------------------------------------------------------------------------
Administrative services fees                                      152,317
-------------------------------------------------------------------------
Custodian fees                                                     99,220
-------------------------------------------------------------------------
Distribution fees -- Class A                                      753,747
-------------------------------------------------------------------------
Distribution fees -- Class B                                    2,214,039
-------------------------------------------------------------------------
Distribution fees -- Class C                                      375,518
-------------------------------------------------------------------------
Distribution fees -- Class R                                        1,837
-------------------------------------------------------------------------
Transfer agent fees                                             1,410,369
-------------------------------------------------------------------------
Trustees' fees                                                     12,387
-------------------------------------------------------------------------
Other                                                             244,628
=========================================================================
    Total expenses                                              7,676,939
=========================================================================
Less: Fees waived and expenses paid indirectly                    (14,230)
=========================================================================
    Net expenses                                                7,662,709
=========================================================================
Net investment income                                          27,179,987
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FOREIGN CURRENCY CONTRACTS
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         9,163,693
-------------------------------------------------------------------------
  Foreign currencies                                             (527,317)
-------------------------------------------------------------------------
  Foreign currency contracts                                    1,503,330
-------------------------------------------------------------------------
  Futures contracts                                               939,065
=========================================================================
                                                               11,078,771
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         7,903,631
-------------------------------------------------------------------------
  Foreign currencies                                             (119,814)
-------------------------------------------------------------------------
  Foreign currency contracts                                     (302,498)
=========================================================================
                                                                7,481,319
=========================================================================
Net gain from investment securities, foreign currencies,
  foreign currency contracts and futures contracts             18,560,090
=========================================================================
Net increase in net assets resulting from operations          $45,740,077
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
For the years ended July 31, 2003 and 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 27,179,987    $ 37,242,079
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts and
    futures contracts                                           11,078,771     (55,544,970)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                           7,481,319      (7,100,770)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 45,740,077     (25,403,661)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (17,704,359)    (20,406,662)
------------------------------------------------------------------------------------------
  Class B                                                      (11,405,320)    (13,291,002)
------------------------------------------------------------------------------------------
  Class C                                                       (1,943,514)     (2,453,982)
------------------------------------------------------------------------------------------
  Class R                                                          (20,018)            (74)
==========================================================================================
    Total distributions from net investment income             (31,073,211)    (36,151,720)
==========================================================================================
Return of Capital:
  Class A                                                               --        (994,212)
------------------------------------------------------------------------------------------
  Class B                                                               --        (736,149)
------------------------------------------------------------------------------------------
  Class C                                                               --        (134,853)
------------------------------------------------------------------------------------------
  Class R                                                               --             (32)
==========================================================================================
    Total return of capital                                             --      (1,865,246)
==========================================================================================
    Decrease in net assets resulting from distributions        (31,073,211)    (38,016,966)
==========================================================================================
Share transactions-net:
  Class A                                                      159,552,030     (31,273,225)
------------------------------------------------------------------------------------------
  Class B                                                       31,760,268       4,755,275
------------------------------------------------------------------------------------------
  Class C                                                        2,667,067      (1,919,177)
------------------------------------------------------------------------------------------
  Class R                                                          489,222          10,118
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        194,468,587     (28,427,009)
==========================================================================================
    Net increase (decrease) in net assets                      209,135,453     (91,847,636)
==========================================================================================

NET ASSETS:

  Beginning of year                                            536,454,541     628,302,177
==========================================================================================
  End of year                                                 $745,589,994    $536,454,541
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The Fund will segregate assets to cover its obligations under dollar roll transactions. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended July 31, 2003, AIM waived fees of $1,545.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $152,317 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $717,548 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. Investor Class shares have not commenced operations. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the Class A, Class B, Class C and Class R shares paid $753,747, $2,214,039, $375,518 and $1,837, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC")(collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2003, AIM Distributors retained $75,260 in front-end sales commissions from the sale of Class A shares and $4,561, $6,010, $9,538 and $0 for Class A, Class B, Class C and Class R shares, respectively, from CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $10,155 and reductions in custodian fees of $2,530 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $12,685.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid legal fees of $3,778 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended July 31, 2003 and 2002 was as follows:

                                       2003           2002
--------------------------------------------------------------
Distributions paid from ordinary
  income                            $31,073,211    $36,151,720
--------------------------------------------------------------
Return of capital                            --      1,865,246
==============================================================
Total distributions                 $31,073,211    $38,016,966
______________________________________________________________
==============================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                  $   5,852,766
------------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                   (5,464,175)
------------------------------------------------------------
Temporary book/tax differences                      (151,712)
------------------------------------------------------------
Capital loss carryforward                       (195,139,955)
------------------------------------------------------------
Shares of beneficial interest                    940,493,070
============================================================
Total net assets                               $ 745,589,994
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales, the treatment of bond premium amortization and the treatment of defaulted bonds. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $9,723.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2005                                 $  7,885,742
----------------------------------------------------------
July 31, 2006                                   16,650,825
----------------------------------------------------------
July 31, 2007                                   21,165,364
----------------------------------------------------------
July 31, 2008                                   37,943,008
----------------------------------------------------------
July 31, 2009                                   20,424,947
----------------------------------------------------------
July 31, 2010                                   50,580,143
----------------------------------------------------------
July 31, 2011                                   40,489,926
==========================================================
Total capital loss carryforward               $195,139,955
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $782,301,077 and $821,120,073, respectively.

    Receivable for investments matured represents the estimated proceeds to the fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $2,600,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $ 17,405,339
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (22,879,237)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $ (5,473,898)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $746,731,215.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, bond premium amortization, paydown gains (losses) and capital loss carryforwards of merger transactions, on July 31, 2003, undistributed net investment income was increased by $8,520,322, undistributed net realized gains decreased by $71,251,674 and shares of beneficial interest increased by $62,731,352. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class R and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Class R shares and Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Investor Class shares have not commenced operations.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                                          2003                            2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      34,974,482    $ 227,557,387     19,535,050    $ 129,985,397
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       6,568,344       42,470,135     10,824,126       72,286,011
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,457,437       15,917,589      2,329,978       15,549,708
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        221,537        1,433,022          1,531           10,012
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,135,445       13,818,002      2,547,835       16,937,345
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,263,215        8,179,269      1,516,843       10,088,147
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         228,277        1,474,885        294,792        1,957,101
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          3,045           19,965             17              106
==========================================================================================================================
Issued in connection with acquisitions:**
  Class A                                                      27,342,473      187,057,737             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       8,116,484       55,594,742             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,021,582        6,979,000             --               --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:***
  Class A                                                       1,200,781        7,816,358             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,198,212)      (7,816,358)            --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (42,574,877)    (276,697,454)   (26,805,775)    (178,195,967)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (10,303,838)     (66,667,520)   (11,702,242)     (77,618,883)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,361,539)     (21,704,407)    (2,930,754)     (19,425,986)
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                       (147,810)        (963,765)            --               --
==========================================================================================================================
                                                               27,946,826    $ 194,468,587     (4,388,599)   $ (28,427,009)
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
 ** As of the open of business on June 23, 2003, the Fund acquired all the net assets of AIM Global Income Fund and AIM Strategic Income Fund pursuant to a plan of reorganization approved by AIM Global Income Fund and AIM Strategic Income Fund shareholders on June 4, 2003. The acquisition was accomplished by a tax-free exchange of 36,480,538 shares of the Fund for 15,981,096 shares of AIM Global Income Fund outstanding and 12,468,897 shares of AIM Strategic Fund outstanding as of the close of business on June 20, 2003. AIM Global Income Fund's net assets at that date of $146,381,616 including $12,323,096 of unrealized appreciation and AIM Strategic Income Fund's net assets at that date of $103,249,865 including $4,131,358 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $551,945,514. Included in net assets of the acquiring fund is undistributed net investment income
    (loss) of $(886,025) and undistributed net realized gain (loss) of $(30,590,083) for Global Income and undistributed net investment income
    (loss) of $(55,417) and undistributed net realized gain (loss) of $(133,270,496) for Strategic Income.
*** Prior to the year ended July 31, 2003, conversion of Class B shares to Class
    A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--SIGNIFICANT EVENT

The Board of Trustees of AIM Investment Securities Funds ("Buyer") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Income Fund ("Buying Fund"), a series of Buyer, would acquire all of the assets of INVESCO Select Income Fund ("Selling Fund"), a series of INVESCO Bond Funds, Inc. (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                 --------------------------------------------------------------------------------
                                                                                             SEVEN MONTHS         YEAR ENDED
                                                           YEAR ENDED JULY 31,                  ENDED            DECEMBER 31,
                                                 ----------------------------------------      JULY 31,      --------------------
                                                   2003           2002             2001          2000          1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   6.20       $   6.91         $   7.14      $   7.59      $   8.38    $   8.57
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.34(a)        0.44(a)(b)       0.53          0.34          0.57        0.57
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.35          (0.70)           (0.23)        (0.47)        (0.81)      (0.16)
=================================================================================================================================
    Total from investment operations                 0.69          (0.26)            0.30         (0.13)        (0.24)       0.41
=================================================================================================================================
Less distributions:
  Dividends from net investment income              (0.38)         (0.43)           (0.51)        (0.25)        (0.55)      (0.55)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --             --               --            --            --       (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                    --          (0.02)           (0.02)        (0.07)           --          --
=================================================================================================================================
    Total distributions                             (0.38)         (0.45)           (0.53)        (0.32)        (0.55)      (0.60)
=================================================================================================================================
Net asset value, end of period                   $   6.51       $   6.20         $   6.91      $   7.14      $   7.59    $   8.38
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                     11.36%         (4.05)%           4.42%        (1.70)%       (2.92)%      4.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $446,526       $281,966         $346,967      $346,482      $393,414    $399,701
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              1.02%(d)       0.96%            0.95%         0.97%(e)      0.91%       0.91%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                             5.19%(d)       6.57%(b)         7.57%         8.03%(e)      7.11%       6.69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                            141%            70%              83%           43%           78%         41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.45 and the ratio of net investment income to average net assets would have been 6.76%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $301,498,691.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                     CLASS B
                                                 --------------------------------------------------------------------------------
                                                                                             SEVEN MONTHS         YEAR ENDED
                                                           YEAR ENDED JULY 31,                  ENDED            DECEMBER 31,
                                                 ----------------------------------------      JULY 31,      --------------------
                                                   2003           2002             2001          2000          1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   6.21       $   6.92         $   7.14      $   7.58      $   8.37    $   8.55
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.29(a)        0.39(a)(b)       0.48          0.31          0.50        0.50
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.35          (0.70)           (0.23)        (0.47)        (0.80)      (0.15)
=================================================================================================================================
    Total from investment operations                 0.64          (0.31)            0.25         (0.16)        (0.30)       0.35
=================================================================================================================================
Less distributions:
  Dividends from net investment income              (0.33)         (0.38)           (0.45)        (0.21)        (0.49)      (0.48)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                --             --               --            --            --       (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                    --          (0.02)           (0.02)        (0.07)           --          --
=================================================================================================================================
    Total distributions                             (0.33)         (0.40)           (0.47)        (0.28)        (0.49)      (0.53)
=================================================================================================================================
Net asset value, end of period                   $   6.52       $   6.21         $   6.92      $   7.14      $   7.58    $   8.37
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                     10.53%         (4.76)%           3.67%        (2.09)%       (3.72)%      4.20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $256,642       $216,710         $237,118      $213,926      $244,713    $219,033
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              1.77%(d)       1.71%            1.71%         1.73%(e)      1.66%       1.66%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                             4.44%(d)       5.82%(b)         6.81%         7.28%(e)      6.36%       5.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                            141%            70%              83%           43%           78%         41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $221,403,857.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                                                               SEVEN MONTHS        YEAR ENDED
                                                               YEAR ENDED JULY 31,                ENDED           DECEMBER 31,
                                                      -------------------------------------      JULY 31,      ------------------
                                                       2003          2002            2001          2000         1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  6.19       $  6.91         $  7.13      $  7.57       $  8.36    $  8.54
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.29(a)       0.39(a)(b)      0.48         0.31          0.50       0.50
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.36         (0.71)          (0.23)       (0.47)        (0.80)     (0.15)
=================================================================================================================================
    Total from investment operations                     0.65         (0.32)           0.25        (0.16)        (0.30)      0.35
=================================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.33)        (0.38)          (0.45)       (0.21)        (0.49)     (0.48)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --            --              --           --            --      (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                        --         (0.02)          (0.02)       (0.07)           --         --
=================================================================================================================================
    Total distributions                                 (0.33)        (0.40)          (0.47)       (0.28)        (0.49)     (0.53)
=================================================================================================================================
Net asset value, end of period                        $  6.51       $  6.19         $  6.91      $  7.13       $  7.57    $  8.36
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         10.73%        (4.92)%          3.68%       (2.09)%       (3.71)%     4.21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $41,912       $37,769         $44,216      $26,821       $28,202    $19,332
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.77%(d)      1.71%           1.71%        1.73%(e)      1.66%      1.66%
=================================================================================================================================
Ratio of net investment income to average net assets     4.44%(d)      5.82%(b)        6.81%        7.28%(e)      6.36%      5.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                141%           70%             83%          43%           78%        41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $37,551,837.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED       COMMENCED) TO
                                                               JULY 31,          JULY 31,
                                                                 2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 6.20            $ 6.53
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.32(a)           0.06(a)(b)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.35             (0.32)
============================================================================================
    Total from investment operations                              0.67             (0.26)
============================================================================================
Less distributions:
  Dividends from net investment income                           (0.36)            (0.05)
--------------------------------------------------------------------------------------------
  Return of capital                                                 --             (0.02)
============================================================================================
    Total distributions                                          (0.36)            (0.07)
============================================================================================
Net asset value, end of period                                  $ 6.51            $ 6.20
____________________________________________________________________________________________
============================================================================================
Total return(c)                                                  11.08%            (4.01)%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  509            $   10
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets                           1.27%(d)          1.21%(e)
============================================================================================
Ratio of net investment income to average net assets              4.94%(d)          6.32%(b)(e)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(f)                                         141%               70%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 6.51%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $367,505.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Income Fund
and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Income Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Income Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
September 10, 2003

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Investment Securities Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)                           OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS                               HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
------------------------------------------------------------------------------------------------------------------------------------
   Robert H. Graham(1) -- 1946     1988             Director and Chairman, A I M Management Group           None
   Trustee, Chairman and                            Inc. (financial services holding company); and
   President                                        Director and Vice Chairman, AMVESCAP PLC and
                                                    Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.; Director,
                                                    Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); and Director
                                                    and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M
                                                    Distributors, Inc. (registered broker dealer),
                                                    AIM Investment Services, Inc.(3), (registered
                                                    transfer agent), and Fund Management Company
                                                    (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
------------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive           Director and Chairman, INVESCO
   Trustee and Executive Vice                       Officer, A I M Management Group Inc. (financial   Bond Funds, Inc., INVESCO
   President                                        services holding company); Director, Chairman     Combination Stock & Bond
                                                    and President, A I M Advisors, Inc. (registered   Funds, Inc., INVESCO Counselor
                                                    investment advisor); Director, A I M Capital      Series Funds, Inc., INVESCO
                                                    Management, Inc. (registered investment           International Funds, Inc.,
                                                    advisor) and A I M Distributors, Inc.             INVESCO Manager Series Funds,
                                                    (registered broker dealer); Director and          Inc., INVESCO Money Market
                                                    Chairman, AIM Investment Services, Inc.(3)        Funds, Inc., INVESCO Sector
                                                    (registered transfer agent); and Fund             Funds, Inc., INVESCO Stock
                                                    Management Company (registered broker dealer);    Funds, Inc., INVESCO
                                                    and Chief Executive Officer, AMVESCAP             Treasurer's Series Funds, Inc.
                                                    PLC -- AIM Division (parent of AIM and a global   and INVESCO Variable
                                                    investment management firm)                       Investment Funds, Inc.
                                                    Formerly: Director, Chairman, President and
                                                    Chief Executive Officer, INVESCO Funds Group,
                                                    Inc. and INVESCO Distributors, Inc.; Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer
                                                    of NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
------------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie          Badgley Funds, Inc.
   Trustee                                                                                            (registered investment
                                                                                                      company)
------------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992             Chairman, Crockett Technology Associates          ACE Limited (insurance
   Trustee                                          (technology consulting company)                   company); and Captaris, Inc.
                                                                                                      (unified messaging provider)
------------------------------------------------------------------------------------------------------------------------------------
   Albert R. Dowden -- 1941        2000             Director of a number of public and private        Cortland Trust, Inc.
   Trustee                                          business corporations, including the Boss Group   (Chairman) (registered
                                                    Ltd. (private investment and management) and      investment company); Annuity
                                                    Magellan Insurance Company                        and Life Re (Holdings), Ltd.
                                                    Formerly: Director, President and Chief           (insurance company)
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
------------------------------------------------------------------------------------------------------------------------------------
   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage Corp.;    None
   Trustee                                          President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
------------------------------------------------------------------------------------------------------------------------------------
   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First Century     Administaff
   Trustee                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
------------------------------------------------------------------------------------------------------------------------------------

  (1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

  (2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each trustee and officer of AIM Investment Securities Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                           HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937          1990               Partner, law firm of Kramer Levin Naftalis    Cortland Trust, Inc.
   Trustee                                             and Frankel LLP                               (registered investment company)
------------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950       1998               Formerly: Chief Executive Officer, YWCA of    None
   Trustee                                             the USA
------------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942         1988               Partner, law firm of Pennock & Cooper         None
   Trustee
------------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935          2001               Retired                                       None
   Trustee
------------------------------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939           1990               Executive Vice President, Development
   Trustee                                             and Operations Hines Interests Limited
                                                       Partnership (real estate development
                                                       company)
------------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome(4) -- 1956       2003               Director, Senior Vice President, Secretary     N/A
   Senior Vice President                               and General Counsel, A I M Management Group
                                                       Inc. (financial services holding company)
                                                       and A I M  Advisors, Inc.; Vice President,
                                                       A I M Capital Management, Inc., A I M
                                                       Distributors, Inc. and AIM Investment
                                                       Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund
                                                       Management Company
                                                       Formerly: Senior Vice President and General
                                                       Counsel, Liberty Financial Companies, Inc.;
                                                       and Senior Vice President and General
                                                       Counsel, Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------------------------------------

   Gary T. Crum(5) -- 1947          1991               Director, Chairman and Director of
   Senior Vice President                               Investments, A I M Capital Management, Inc.;   N/A
                                                       Director and Executive Vice President, A I M
                                                       Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and
                                                       Director, A I M Distributors, Inc. and
                                                       AMVESCAP PLC
------------------------------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955           2002               Managing Director and Chief Research Officer   N/A
                                                       -- Fixed Vice President Income, A I M Capital
                                                       Management, Inc.; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943          1992               Vice President and Chief Compliance Officer,   N/A
   Vice President                                      A I M Advisors, Inc. and A I M Capital
                                                       Management, Inc.; and Vice President,
                                                       AIM Investment Services, Inc.(3)
------------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960        1992               Managing Director and Chief Cash Management    N/A
   Vice President                                      Officer, A I M Capital Management, Inc.;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M Advisors,
                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(5) -- 1940       2002               Vice President, A I M Advisors, Inc., and      N/A
   Vice President                                      President, Chief Executive Officer and
                                                       Chief Investment Officer, A I M Capital
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959           1988               Vice President and Fund Treasurer, A I M       N/A
   Vice President and Treasurer                        Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
  (4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
  (5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney
                                Houston, TX 77046               Houston, TX 77046               Suite 1200
                                                                                                Houston, TX 77010
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   State Street Bank and Trust
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022                                              Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2003, 0.01% is eligible for the dividends received deduction for corporations.

For its tax year ended July 31, 2003, the Fund designated 0.01%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. The actual percentages for the calendar year will be designated in the Fund's year end tax statement.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 1.46% was derived from U.S. Treasury
Obligations.

          DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                            FIXED INCOME

                                       AIM Asia Pacific Growth Fund                                      TAXABLE
                                       AIM Developing Markets Fund
AIM Aggressive Growth Fund             AIM European Growth Fund                           AIM Floating Rate Fund
AIM Balanced Fund*                     AIM European Small Company Fund                    AIM High Yield Fund
AIM Basic Balanced Fund*               AIM Global Aggressive Growth Fund                  AIM Income Fund
AIM Basic Value Fund                   AIM Global Growth Fund                             AIM Intermediate Government Fund
AIM Blue Chip Fund                     AIM Global Trends Fund                             AIM Limited Maturity Treasury Fund(5,6)
AIM Capital Development Fund           AIM Global Value Fund(4)                           AIM Money Market Fund
AIM Charter Fund                       AIM International Core Equity Fund                 AIM Short-Term Bond Fund
AIM Constellation Fund                 AIM International Emerging Growth Fund             AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund       AIM International Growth Fund                      INVESCO Cash Reserves Fund
AIM Diversified Dividend Fund(1)       INVESCO European Fund                              INVESCO High Yield Fund
AIM Emerging Growth Fund               INVESCO International Blue Chip Value Fund         INVESCO Select Income Fund
AIM Large Cap Basic Value Fund         AIM Global Energy Fund                             INVESCO U.S. Government Money Fund
AIM Large Cap Growth Fund              AIM Global Financial Services Fund                 INVESCO U.S. Government Securities Fund
AIM Libra Fund                         AIM Global Health Care Fund
AIM Mid Cap Basic Value Fund           AIM Global Science and Technology Fund                            TAX-FREE
AIM Mid Cap Core Equity Fund           AIM Global Utilities Fund
AIM Mid Cap Growth Fund                AIM New Technology Fund                            AIM High Income Municipal Fund
AIM Opportunities I Fund(2)            AIM Real Estate Fund                               AIM Municipal Bond Fund
AIM Opportunities II Fund(2)           INVESCO Advantage Global Health Sciences Fund      AIM Tax-Exempt Cash Fund
AIM Opportunities III Fund(2)          INVESCO Energy Fund                                AIM Tax-Free Intermediate Fund(5,6)
AIM Premier Equity Fund                                                                   INVESCO Tax-Free Bond Fund
AIM Premier Equity II Fund                            SECTOR EQUITY                       INVESCO Tax-Free Money Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund              INVESCO Financial Services Fund
AIM Small Cap Growth Fund(3)           INVESCO Gold & Precious Metals Fund
AIM Weingarten Fund                    INVESCO Health Sciences Fund
INVESCO Advantage Fund                 INVESCO Leisure Fund
INVESCO Balanced Fund*                 INVESCO Multi-Sector Fund
INVESCO Core Equity Fund               INVESCO Real Estate Opportunity Fund
INVESCO Dynamics Fund                  INVESCO Technology Fund
INVESCO Growth Fund                    INVESCO Telecommunications Fund
INVESCO Growth & Income Fund           INVESCO Utilities Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*
INVESCO Value Equity Fund

* Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap GrowthFund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIMGlobal Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

    Pending shareholder approval, the following fund reorganizations will occur in late October or early November 2003: AIM Global Energy Fund into INVESCO Energy Fund; AIM Global Financial Services Fund into INVESCO Financial Services Fund; AIM Global Science and Technology Fund into INVESCO Technology Fund; AIM Global Utilities Fund into INVESCO Utilities Fund; AIM International Core Equity Fund into INVESCO International Blue Chip Value Fund; AIM New Technology Fund into INVESCO Technology Fund; AIM Premier Equity II Fund into AIM Premier Equity Fund; INVESCO Advantage Fund into AIM Opportunities III Fund; INVESCO Balanced Fund into INVESCO Total Return Fund; INVESCO Cash Reserves Fund into AIM Money Market Fund; INVESCO European Fund into AIM European Growth Fund; INVESCO Growth Fund into AIM Large Cap Growth Fund; INVESCO Growth & Income Fund into AIM Blue Chip Fund; INVESCO High Yield Fund into AIM High Yield Fund; INVESCO Real Estate Opportunity Fund into AIM Real Estate Fund; INVESCO Select Income Fund into AIM Income Fund; INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund; INVESCO Telecommunications Fund into INVESCO Technology Fund; INVESCO U.S. Government Securities Fund into AIM Intermediate Government Fund; INVESCO Tax-Free Money Fund into aim Tax-Exempt Cash Fund; and INVESCO Value Equity Fund into AIM Large Cap Basic Value Fund.

    For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. Data as of June 30, 2003.

Mutual   Retirement   Annuities   College    Separately     Offshore   Alternative   Cash
Funds    Products                 Savings    Managed        Products   Investments   Management
                                  Plans      Accounts

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

AIMinvestments.com                                                      INC-AR-1

                                  [COVER ART]

                        AIM INTERMEDIATE GOVERNMENT FUND

                                 JULY 31, 2003

                                 ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

================================================================================

                                  [COVER IMAGE]

                           FRUIT DISPLAYED ON A STAND

                             BY GUSTAVE CAILLEBOTTE

================================================================================

AIM INTERMEDIATE GOVERNMENT FUND SEEKS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH REASONABLE CONCERN FOR SAFETY OF PRINCIPAL.


ABOUT INFORMATION THROUGHOUT THIS REPORT:

o AIM Intermediate Government Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized.

o The fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price.

o U.S. Treasury securities such as bills, notes and bonds offer a high degree of safety, and they guarantee the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.

o The average credit quality of the holdings in the fund is historical and is based on A I M Advisors, Inc.'s assessment through an analysis of the portfolio's credit quality, composition, management, and weekly portfolio reviews.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The fund may invest a portion of its assets in mortgage-backed securities, which may lose value if mortgages are prepaid in response to falling interest rates.

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman Intermediate U. S. Government and Mortgage Index is a market-weighted combination of the Lehman Intermediate Government and the Lehman Mortgage indexes. The index contains securities with maturities ranging from one to 10 years. It is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lipper Intermediate U.S. Government Fund Index represents an average of the 30 largest intermediate-term U.S. government bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.


A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND USES TO DETERMINE HOW
 TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE,
         UPON REQUEST, BY CALLING 800-959-4246, OR ON THE AIM WEB SITE,
                              AIMINVESTMENTS.COM.


            NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

     This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

TO OUR SHAREHOLDERS


                    Dear Shareholder:

[PHOTO OF           This is the annual report for AIM Intermediate Government
ROBERT H.           Fund for the fiscal year ended July 31, 2003. The report
GRAHAM]             includes a managers' discussion of market conditions and
                    fund strategy, tables showing top holdings in the portfolio, charts tracking fund and index performance, a complete list
WE ENCOURAGE YOU    of portfolio holdings, and other relevant information as of
TO CONTINUE TO      July 31, 2003. We hope you will find the information in this
WORK CLOSELY WITH   report helpful.
YOUR FINANCIAL
ADVISOR,            CONSULT WITH YOUR FINANCIAL ADVISOR
ESPECIALLY AS
YOUR FINANCIAL      Market conditions can be challenging, as the last few years
GOALS MAY CHANGE    have demonstrated. Moreover, a wide variety of investment
OVER TIME.          options now exists. We strongly believe that investors can benefit from the guidance of a financial advisor, who can
ROBERT H. GRAHAM    help them make investment choices consistent with their
                    financial objectives and tolerance for risk. Your financial advisor also can help you stay focused on your financial goals regardless of sometimes unsettling market and economic trends. We encourage you to continue to work closely with your financial advisor, especially as your financial goals may change over time.

VISIT OUR WEB SITE

Up-to-date information about your fund is available at our Web site, aiminvestments.com. The Web site also offers economic and market commentary from senior AIM investment officers, educational articles on various investment topics, and other financial information. You also can order forms and literature at our Web site. In addition, you can check your account, conduct transactions and view your account statements. We encourage you to take advantage of the services offered at our Web site. As always, members of our award-winning Client Services department also are ready to help you. They can be reached at 800-959-4246.

THANK YOU FOR YOUR COMMITMENT TO AIM INVESTMENTS

We want to express our appreciation to you for your continued participation in AIM Investments. We realize the last few years have been trying for many investors, especially those with major investments in stocks and stock funds, and future market trends are unpredictable. However, we believe that those who maintain a long-term perspective and adhere to a diversified approach to investing should ultimately be rewarded for their perseverance.

Sincerely,


/s/ROBERT H. GRAHAM
Chairman and President
July 31, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND DELIVERS POSITIVE RETURNS, CURRENT INCOME

For the fiscal year ended July 31, 2003, AIM Intermediate Government Fund provided investors with current income and, at net asset value, positive total returns. We continued to invest in debt securities issued, guaranteed, or otherwise backed by the U.S. government in an effort to achieve a high level of current income consistent with reasonable concern for safety of principal.

    For the fiscal year covered by this report, the fund's Class A, Class B, Class C, and Class R shares returned 3.03%, 2.30%, 2.42%, and 2.99%, respectively, at net asset value. While the fund's total return lagged that of its broad market index, the Lehman Aggregate Bond Index, keep in mind that the fund invests only in a subset of securities included in that index. The fund slightly underperformed its style-specific index, as shown in the table on page
3. This underperformance was largely due to the sudden and dramatic downturn in the bond market in June and July of 2003. During those months, interest rates rose significantly. Because the fund's duration was longer than that of its index, fund performance lagged.

    The fund's yields as of the close of the fiscal year also are shown in the chart on page 3.

MARKET CONDITIONS

The Bond Market Association reported that new issuance in the U.S. Treasury market in calendar 2002 was $571.6 billion--more than 50% higher than in calendar year 2001. Issuance in the first half of 2003 was $328.4 billion--more than 40% higher than in the first half of 2002. These increases reflect the growing federal budget deficit brought about by slow economic growth, a weak stock market, lower-than-expected corporate and individual income tax receipts, increased defense and homeland security spending, and federal tax cuts. The government now estimates the fiscal 2003 federal budget deficit will total $455 billion. Fortunately, investor demand for this increased Treasury supply remained strong as investors sought the relative safety of government debt in a period of geopolitical uncertainty, a weak stock market, and concerns about corporate credits.

    Likewise, long-term debt issuance by federal agencies grew significantly from calendar year 2001 to calendar year 2002, and from the first half of 2002 and the first half of 2003. This increase was attributed to increased activity in the home mortgage market. Long-term issuance by

================================================================================
PORTFOLIO COMPOSITION

As of 7/31/03, based on total net assets

INVESTMENT TYPE BREAKDOWN

                                [PIE CHART]
CASH & OTHER                       0.5%
U.S. AGENCY OBLIGATIONS           17.2%
U.S. TREASURY OBLIGATIONS         12.6%
MORTGAGE OBLIGATIONS              69.7%

TOTAL NUMBER OF HOLDINGS*          448

WEIGHTED AVERAGE MATURITY         4.15 YEARS

DURATION                          2.86 YEARS

AVERAGE CREDIT QUALITY
AAA TOTAL NET ASSETS             $ 1.4 BILLION

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

================================================================================


TOP 10 HOLDINGS*
--------------------------------------------------------------------------------

                                                                                   %
                                                       COUPON     MATURITY     NET ASSETS
                                                       ------     --------     ----------
 1. Federal National Mortgage Association (FNMA)         5.50%     8/01/33            8.5%

 2. U.S. Treasury Notes                                  1.13      6/30/05            6.6

 3. Federal National Mortgage Association (FNMA)         8.00      3/01/32            3.3

 4. Federal Home Loan Mortgage Corp. (FHLMC)             5.00      5/01/18            2.6

 5. Federal Home Loan Mortgage Corp. (FHLMC)             7.50      9/01/29            2.4

 6. Government National Mortgage Association (GNMA)      6.50      1/15/33            2.4

 7. Federal Home Loan Mortgage Corp. (FHLMC)             5.00      7/30/09            2.2

 8. Federal National Mortgage Association (FNMA)         5.50      4/01/18            2.1

 9. Tennessee Valley Authority                           5.63      1/18/11            2.1

10. Federal National Mortgage Association (FNMA)         6.50      2/01/32            2.0

*Excludes money market fund holdings.

--------------------------------------------------------------------------------
all federal agencies increased, with the exception of Fannie Mae and the Tennessee Valley Authority (TVA) in 2002, and Freddie Mac and the TVA in the first half of 2003.

YOUR FUND

As always, we sought as high a level of current income as possible, consistent with reasonable concern for safety of principal by investing in Treasuries, U.S. agency securities, and mortgage-backed securities.

    During the course of the fiscal year, mortgage-backed securities increased from 42% to 70% of total net assets, while U.S. agency issues declined from 41% to 17% and U.S. Treasuries declined from 17% to 13%. We increased our holdings of mortgage-backed securities even as interest rates declined for much of the fiscal year because we believed they offered higher yields than Treasuries with what we considered little added risk.

    Weighted average maturity declined from 5.6 years at the beginning of the fiscal year to 4.2 years at its close. Duration--a measure of a bond's price volatility, with a higher duration implying a greater sensitivity to interest rate changes--declined from 3.8 years to 2.9 years during the same period. We increased the total number of holdings from 371 at the start of the fiscal year to 448 holdings at the end of the fiscal year.

IN CLOSING

We were pleased to have been able to provide positive total return, deliver current income, and protect shareholders' principal during the fiscal year ended July 31, 2003. We will continue to work diligently to do so going forward.

                    Scot W. Johnson

[PHOTO OF           Mr. Johnson, Chartered Financial Analyst, is Vice President
SCOT W.             of A I M Capital Management, Inc. and lead manager of AIM
JOHNSON]            Intermediate Government Fund. He joined AIM in 1994. He
                    received both his bachelor's degree in economics and an
M.B.A. in finance from Vanderbilt University.


                    Clint W. Dudley

[PHOTO OF           Mr. Dudley, Chartered Financial Analyst, is Assistant Vice
CLINT W.            President of A I M Capital Management, Inc. and co-manager
DUDLEY]             of AIM Intermediate Government Fund. He joined AIM in 1998.
                    He holds a B.B.A. and an M.B.A., both from Baylor
University.

================================================================================

YIELDS AND RETURNS

as of 7/31/03

CURRENT YIELDS

including sales charges

                  Distribution    30-day SEC
                  rate at         yield at
                  maximum         maximum
                  offering        offering
                  price           price
                  ------------    ----------
Class A shares     4.75%           2.05%
Class B shares     4.21            1.39
Class C shares     4.22            1.39
Class R shares     4.73            1.89

================================================================================

FUND VS. INDEXES

Total returns 7/31/02-7/31/03
excluding sales charges


CLASS A SHARES                                       3.03%

CLASS B SHARES                                       2.30

CLASS C SHARES                                       2.42

CLASS R SHARES                                       2.99

LEHMAN AGGREGATE BOND INDEX (Broad Market Index)     5.42

LEHMAN INTERMEDIATE U.S. GOVERNMENT AND
MORTGAGE INDEX (Style-Specific Index)                3.17

LIPPER INTERMEDIATE U.S. GOVERNMENT FUND INDEX
(Peer Group Index)                                   3.89

Source: Lipper, Inc.


[GRAPHIC]

FOR MORE INFORMATION VISIT AIMinvestments.com


                          See important fund and index
                        disclosures inside front cover.

FUND PERFORMANCE
================================================================================

RESULTS OF A $10,000 INVESTMENT
7/31/93-7/31/03

                                [MOUNTAIN CHART]

           AIM INTERMEDIATE                               LIPPER INTERMEDIATE
           GOVERNMENT FUND         LEHMAN AGGREGATE       U.S. GOVERNMENT
Date       CLASS A SHARES          BOND INDEX             FUND INDEX
--------   ----------------        ----------------       -------------------
7/93                 $ 9525                  $10000                    $10000
10/93                  9710                   10240                     10217
1/94                   9781                   10346                     10299
4/94                   9305                    9835                      9825
7/94                   9454                   10008                      9924
10/94                  9372                    9864                      9816
1/95                   9487                   10106                      9974
4/95                   9824                   10556                     10359
7/95                  10215                   11020                     10730
10/95                 10568                   11408                     11056
1/96                  10931                   11819                     11409
4/96                  10600                   11467                     11086
7/96                  10701                   11629                     11212
10/96                 11039                   12073                     11596
1/97                  11154                   12203                     11707
4/97                  11224                   12279                     11771
7/97                  11741                   12882                     12286
10/97                 11952                   13148                     12517
1/98                  12269                   13513                     12834
4/98                  12332                   13619                     12906
7/98                  12579                   13894                     13150
10/98                 13055                   14374                     13634
1/99                  13174                   14603                     13772
4/99                  13004                   14472                     13638
7/99                  12770                   14237                     13419
10/99                 12933                   14449                     13580
1/00                  12823                   14330                     13473
4/00                  13065                   14653                     13745
7/00                  13327                   15086                     14101
10/00                 13654                   15503                     14501
1/01                  14224                   16313                     15229
4/01                  14303                   16468                     15362
7/01                  14647                   17002                     15831
10/01                 15368                   17763                     16570
1/02                  15042                   17546                     16274
4/02                  15252                   17760                     16458
7/02                  15731                   18284                     17042
10/02                 16202                   18807                     17540
1/03                  16377                   19208                     17748
4/03                  16558                   19619                     18025
7/03                 $16205                  $19274                    $17706

Source: Lipper, Inc.

================================================================================

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's share classes will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover. Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance of the index does not reflect the effects of taxes.

    This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

FUND RETURNS

================================================================================

AVERAGE ANNUAL TOTAL RETURNS
including sales charges, as of 7/31/03

================================================================================

CLASS A SHARES
  10 Years                      4.95%
   5 Years                      4.19
   1 Year                      -1.84

CLASS B SHARES
 Inception (9/7/93)             4.67%
   5 Years                      4.10
   1 Year                      -2.63

CLASS C SHARES
 Inception (8/4/97)             4.88%
   5 Years                      4.45
   1 Year                       1.43

CLASS R SHARES*
  10 Years                      5.21%
   5 Years                      4.96
   1 Year                       2.99

================================================================================

*Class R shares are generally only available to retirement plans such as section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and IRA rollovers from such plans if an AIM fund was offered. They are sold at net asset value, that is, without up-front sales charges. Class R shares were first offered on June 3, 2002. Returns prior to that date are hypothetical results based on Class A share performance at net asset value, adjusted to reflect Class R 12b-1 fees. (The inception date of Class A shares is 4/28/87.) Class R share returns do not include a 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year.


AVERAGE ANNUAL TOTAL RETURNS
including sales charges, as of 6/30/03, the most recent calendar quarter-end

================================================================================

CLASS A SHARES
  10 Years               5.30%
   5 Years               4.89
   1 Year                2.76

CLASS B SHARES
 Inception (9/7/93)      5.05%
   5 Years               4.80
   1 Year                2.25

CLASS C SHARES
 Inception (8/4/97)      5.52%
   5 Years               5.15
   1 Year                6.27

CLASS R SHARES*
  10 Years               5.57%
   5 Years               5.67
   1 Year                7.87

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
July 31, 2003


                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE
U.S. GOVERNMENT AGENCY SECURITIES-86.91%

FEDERAL FARM CREDIT BANK-2.12%

Bonds,
  6.00%, 06/11/08 to 03/07/11                  $ 19,000,000   $   20,777,540
----------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28                                10,000,000        9,676,700
============================================================================
                                                                  30,454,240
============================================================================

FEDERAL HOME LOAN BANK-2.06%

Unsec. Bonds,
  7.36%, 07/01/04                                 2,800,000        2,957,976
----------------------------------------------------------------------------
  6.50%, 11/15/05                                 2,000,000        2,191,720
----------------------------------------------------------------------------
  7.25%, 02/15/07                                 5,500,000        6,278,525
----------------------------------------------------------------------------
  4.88%, 05/15/07                                16,000,000       16,981,600
----------------------------------------------------------------------------
  5.48%, 01/08/09                                 1,000,000        1,072,940
============================================================================
                                                                  29,482,761
============================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-16.64%

Pass Through Ctfs.,
  9.00%, 12/01/05 to 04/01/25                       804,030          879,254
----------------------------------------------------------------------------
  8.00%, 07/01/06 to 11/17/30                     5,257,666        5,754,578
----------------------------------------------------------------------------
  8.50%, 07/01/07 to 10/01/29                     6,028,993        6,519,869
----------------------------------------------------------------------------
  7.00%, 11/01/10 to 02/01/33                    28,799,681       30,360,797
----------------------------------------------------------------------------
  6.50%, 02/01/11 to 09/01/32                    48,620,132       50,417,538
----------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20                    2,289,274        2,562,603
----------------------------------------------------------------------------
  12.00%, 02/01/13                                    3,801            4,307
----------------------------------------------------------------------------
  6.00%, 06/01/17 to 05/01/33                    29,321,745       29,626,779
----------------------------------------------------------------------------
  5.00%, 05/01/18                                37,185,183       37,202,615
----------------------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21                      422,311          473,935
----------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25                     1,978,404        2,193,352
----------------------------------------------------------------------------
  7.50%, 09/01/29 to 09/01/30                    33,752,168       35,887,003
----------------------------------------------------------------------------
Unsec. Global Notes,
  5.00%, 07/30/09                                31,200,000       31,795,608
----------------------------------------------------------------------------
Unsec. Medium Term Notes,
  6.00%, 06/27/17                                 5,000,000        5,082,650
============================================================================
                                                                 238,760,888
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-48.57%

Pass Through Ctfs.,
  8.50%, 01/01/07 to 04/01/30                  $ 23,719,513   $   26,006,920
----------------------------------------------------------------------------
  7.50%, 07/01/10 to 05/01/32                     9,936,701       10,617,349
----------------------------------------------------------------------------
  7.00%, 05/01/11 to 05/01/33                    54,452,745       57,475,104
----------------------------------------------------------------------------
  8.00%, 02/01/12 to 06/01/32                    81,368,242       87,323,778
----------------------------------------------------------------------------
  6.50%, 05/01/13 to 01/01/33                   108,989,523      113,626,715
----------------------------------------------------------------------------
  6.00%, 10/01/13 to 05/01/33                   139,919,118      143,020,108
----------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22                       391,726          435,550
----------------------------------------------------------------------------
  5.50%, 09/01/17 to 04/01/33                    52,163,581       53,031,859
----------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21                    2,386,872        2,684,722
----------------------------------------------------------------------------
  10.31%, 04/20/25                                  789,489          894,197
----------------------------------------------------------------------------
  5.00%, 04/01/33                                 1,596,468        1,537,288
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 08/01/18(a)                             18,937,000       18,944,966
----------------------------------------------------------------------------
  5.50%, 08/01/33(a)                            122,800,000      121,436,754
----------------------------------------------------------------------------
Series B, Unsec. Medium Term Notes,
  6.88%, 09/10/12 to 09/24/12                    24,765,000       27,240,651
----------------------------------------------------------------------------
  6.47%, 09/25/12                                10,550,000       11,704,381
----------------------------------------------------------------------------
Unsec. Global Notes,
  4.25%, 07/15/07                                20,000,000       20,733,800
============================================================================
                                                                 696,714,142
============================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-11.22%

Pass Through Ctfs.,
  9.00%, 10/15/08 to 04/15/21                       323,017          358,456
----------------------------------------------------------------------------
  6.00%, 10/15/08 to 12/15/32                     6,118,872        6,244,863
----------------------------------------------------------------------------
  7.00%, 10/15/08 to 06/15/33                    13,001,529       13,659,225
----------------------------------------------------------------------------
  6.50%, 10/15/08 to 07/15/33                   103,604,401      107,462,351
----------------------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23                     1,284,135        1,428,390
----------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24                    2,884,308        3,245,032
----------------------------------------------------------------------------
  11.00%, 12/15/09 to 10/15/15                       23,452           26,355
----------------------------------------------------------------------------
  12.50%, 11/15/10                                   32,466           37,238
----------------------------------------------------------------------------
  13.00%, 01/15/11 to 05/15/15                      118,193          138,069
----------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15                      131,321          152,642
----------------------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15                      133,179          153,641
----------------------------------------------------------------------------
  10.50%, 02/15/16                                   21,915           24,829
----------------------------------------------------------------------------
  8.00%, 01/15/22 to 06/15/27                     5,963,745        6,460,122
----------------------------------------------------------------------------
  7.50%, 03/15/26 to 08/15/28                     1,237,211        1,312,878
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 08/01/33(a)                             19,830,000       20,201,296
============================================================================
                                                                 160,905,387
============================================================================


                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE

PRIVATE EXPORT FUNDING COMPANY-1.76%

Series G, Sec. Gtd. Notes,
  6.67%, 09/15/09                              $  7,700,000   $    8,737,652
----------------------------------------------------------------------------
Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06                                 7,000,000        7,954,940
----------------------------------------------------------------------------
Series UU, Sec. Gtd. Notes,
  7.95%, 11/01/06                                 8,000,000        8,599,440
============================================================================
                                                                  25,292,032
============================================================================

TENNESSEE VALLEY AUTHORITY-4.54%

Global Bonds,
  4.88%, 12/15/16                                10,000,000       10,790,800
----------------------------------------------------------------------------
Series A, Global Bonds,
  5.63%, 01/18/11                                28,517,000       30,200,073
----------------------------------------------------------------------------
Series G, Global Bonds,
  5.38%, 11/13/08                                22,600,000       24,205,278
============================================================================
                                                                  65,196,151
============================================================================
    Total U.S. Government Agency Securities
      (Cost $1,253,842,056)                                    1,246,805,601
============================================================================

                                                PRINCIPAL         MARKET
                                                  AMOUNT          VALUE

U.S. TREASURY SECURITIES-12.59%

U.S. TREASURY NOTES-11.05%

6.75%, 05/15/05                                $ 16,300,000   $   17,754,286
----------------------------------------------------------------------------
1.13%, 06/30/05                                  96,000,000       94,890,240
----------------------------------------------------------------------------
4.63%, 05/15/06                                  19,800,000       21,077,694
----------------------------------------------------------------------------
4.88%, 02/15/12                                  23,900,000       24,837,358
============================================================================
                                                                 158,559,578
============================================================================

U.S. TREASURY BONDS--1.31%

7.50%, 11/15/16 to 11/15/24                      14,950,000       18,723,919
============================================================================

U.S. TREASURY STRIPS-0.23%(B)

6.79%, 11/15/18                                   7,750,000        3,286,465
============================================================================
    Total U.S. Treasury Securities (Cost
      $178,096,312)                                              180,569,962
============================================================================

                                                  SHARES

MONEY MARKET FUNDS-9.26%

STIT Government & Agency Portfolio (Cost
  $132,830,068)(c)                              132,830,068      132,830,068
============================================================================
TOTAL INVESTMENTS-108.76% (Cost
  $1,564,768,436)                                              1,560,205,631
============================================================================
OTHER ASSETS LESS LIABILITIES-(8.76%)                           (125,629,253)
============================================================================
NET ASSETS-100.00%                                            $1,434,576,378
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Securities purchased on a forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section C.
(b) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

July 31, 2003

ASSETS:

Investments, at market value (cost
  $1,431,938,368)                             $1,427,375,563
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $132,830,068)                            132,830,068
------------------------------------------------------------
Receivables for:
  Investments sold                               127,062,850
------------------------------------------------------------
  Fund shares sold                                25,005,518
------------------------------------------------------------
  Dividends and interest                           8,637,073
------------------------------------------------------------
  Principal paydowns                                 116,146
------------------------------------------------------------
Investment for deferred compensation plan             53,475
------------------------------------------------------------
Other assets                                         118,562
============================================================
    Total assets                               1,721,199,255
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          270,711,818
------------------------------------------------------------
  Fund shares reacquired                          13,634,988
------------------------------------------------------------
  Dividends                                          864,988
------------------------------------------------------------
  Deferred compensation plan                          53,475
------------------------------------------------------------
Accrued distribution fees                            843,702
------------------------------------------------------------
Accrued trustees' fees                                 1,002
------------------------------------------------------------
Accrued transfer agent fees                          394,260
------------------------------------------------------------
Accrued operating expenses                           118,644
============================================================
    Total liabilities                            286,622,877
============================================================
Net assets applicable to shares outstanding   $1,434,576,378
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,474,672,975
------------------------------------------------------------
Undistributed net investment income                  574,843
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                          (36,108,635)
------------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                           (4,562,805)
============================================================
                                              $1,434,576,378
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  639,002,278
____________________________________________________________
============================================================
Class B                                       $  654,304,730
____________________________________________________________
============================================================
Class C                                       $  137,212,733
____________________________________________________________
============================================================
Class R                                       $    4,056,637
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           69,806,135
____________________________________________________________
============================================================
Class B                                           71,260,598
____________________________________________________________
============================================================
Class C                                           14,999,981
____________________________________________________________
============================================================
Class R                                              442,943
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         9.15
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.15 divided by
      95.25%)                                 $         9.61
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $         9.18
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $         9.15
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $         9.16
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the year ended July 31, 2003

INVESTMENT INCOME:

Interest                                                      $ 62,427,071
--------------------------------------------------------------------------
Dividends from affiliated money market funds                     1,309,644
==========================================================================
    Total investment income                                     63,736,715
==========================================================================

EXPENSES:

Advisory fees                                                    5,335,975
--------------------------------------------------------------------------
Administrative services fees                                       348,927
--------------------------------------------------------------------------
Custodian fees                                                     152,895
--------------------------------------------------------------------------
Distribution fees -- Class A                                     1,489,062
--------------------------------------------------------------------------
Distribution fees -- Class B                                     7,152,387
--------------------------------------------------------------------------
Distribution fees -- Class C                                     1,499,525
--------------------------------------------------------------------------
Distribution fees -- Class R                                         5,879
--------------------------------------------------------------------------
Interest                                                            74,609
--------------------------------------------------------------------------
Transfer agent fees                                              2,879,917
--------------------------------------------------------------------------
Trustees' fees                                                      17,177
--------------------------------------------------------------------------
Other                                                              615,657
==========================================================================
    Total expenses                                              19,572,010
==========================================================================
Less: Fees waived and expenses paid indirectly                     (50,427)
==========================================================================
    Net expenses                                                19,521,583
==========================================================================
Net investment income                                           44,215,132
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                    16,683,688
--------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (27,772,540)
==========================================================================
Net gain (loss) from investment securities                     (11,088,852)
==========================================================================
Net increase in net assets resulting from operations          $ 33,126,280
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

For the years ended July 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   44,215,132    $   34,206,957
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                    16,683,688         7,060,161
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        (27,772,540)       13,327,043
==============================================================================================
    Net increase in net assets resulting from operations          33,126,280        54,594,161
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (26,079,182)      (18,042,169)
----------------------------------------------------------------------------------------------
  Class B                                                        (26,326,300)      (15,743,394)
----------------------------------------------------------------------------------------------
  Class C                                                         (5,528,766)       (3,470,538)
----------------------------------------------------------------------------------------------
  Class R                                                            (50,065)             (135)
==============================================================================================
    Total distributions from net investment income               (57,984,313)      (37,256,236)
==============================================================================================
Share transactions-net:
  Class A                                                        177,560,836       162,667,870
----------------------------------------------------------------------------------------------
  Class B                                                         51,686,953       336,030,816
----------------------------------------------------------------------------------------------
  Class C                                                         12,514,743        65,503,763
----------------------------------------------------------------------------------------------
  Class R                                                          4,114,325            33,308
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                245,876,857       564,235,757
==============================================================================================
    Net increase in net assets                                   221,018,824       581,573,682
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,213,557,554       631,983,872
==============================================================================================
  End of year                                                 $1,434,576,378    $1,213,557,554
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

July 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The Fund will segregate assets to cover its obligations under dollar roll transactions. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned to the Fund). For the year ended July 31, 2003, AIM waived fees of $22,714.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $348,927 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $1,454,420 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and Investor Class shares of the Fund. Investor Class shares have not commenced operations. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the Class A, Class B, Class C and Class R shares paid $1,489,062, $7,152,387, $1,499,525 and $5,879, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2003, AIM Distributors retained $362,569 in front-end sales commissions from the sale of Class A shares and $346,465, $26,568, $93,589 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $25,338 and reductions in custodian fees of $2,375 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $27,713.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid legal fees of $5,178 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements. The maximum amount outstanding during the year ended July 31, 2003 was $89,705,000, while amounts outstanding averaged $6,881,479 per day with a weighted average interest rate of 1.08%.

    The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended July 31, 2003 and 2002 was as follows:

                                       2003           2002
--------------------------------------------------------------
Distributions from ordinary income  $57,984,313    $37,256,236
______________________________________________________________
==============================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                 $      728,954
------------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                   (5,293,531)
------------------------------------------------------------
Temporary book/tax differences                       (89,867)
------------------------------------------------------------
Capital loss carryforward                        (29,699,182)
------------------------------------------------------------
Post-October capital loss deferral                (5,742,971)
------------------------------------------------------------
Shares of beneficial interest                  1,474,672,975
============================================================
Total net assets                              $1,434,576,378
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due primarily to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the treatment of bond premium amortization.

    The temporary book/tax differences are primarily a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are primarily the result of trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2007                                 $20,298,822
----------------------------------------------------------
July 31, 2008                                   9,400,360
==========================================================
Total capital loss carryforward               $29,699,182
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $3,937,238,274 and $3,722,092,986, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $ 15,948,417
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (21,241,948)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $ (5,293,531)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $1,565,499,162.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of paydowns on mortgage backed securities on July 31, 2003, undistributed net investment income was increased by $14,477,419 and undistributed net realized gains (losses) was decreased by $14,477,419. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class R and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Investor Class shares have not commenced operations.

                                                 CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------------
                                                                           2003                               2002
                                                              -------------------------------    -------------------------------
                                                                 SHARES           AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      220,216,980    $ 2,079,496,949     141,358,670    $ 1,293,194,070
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       39,224,867        371,793,547      54,984,125        507,221,308
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       15,772,023        148,860,238      17,930,155        164,422,350
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         640,841          6,006,843           4,773             43,973
================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        2,298,707         21,695,397       1,556,614         14,273,598
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        2,246,868         21,273,356       1,318,829         12,129,999
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                          462,683          4,365,869         303,088          2,777,727
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                           5,158             48,588              15                135
================================================================================================================================
Automatic conversion of Class B shares to Class A shares**:
  Class A                                                        2,912,619         27,474,869              --                 --
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (2,902,708)       (27,474,869)             --                 --
================================================================================================================================
Reacquired:
  Class A                                                     (206,614,068)    (1,951,106,379)   (125,208,629)    (1,144,799,798)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (33,209,518)      (313,905,081)    (20,005,120)      (183,320,491)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (14,941,292)      (140,711,364)    (11,125,287)      (101,696,314)
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (206,681)        (1,941,106)         (1,163)           (10,800)
================================================================================================================================
                                                                25,906,479    $   245,876,857      61,116,070    $   564,235,757
________________________________________________________________________________________________________________________________
================================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Prior to the year ended July 31, 2003, conversion of Class B to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--SIGNIFICANT EVENT

The Board of Trustees of AIM Investment Securities Funds ("Buyer") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Intermediate Government Fund ("Buying Fund"), a series of Buyer, would acquire all of assets of INVESCO U.S. Government Securities Fund ("Seller Fund"), a series of INVESCO Bond Funds, Inc. ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                  -------------------------------------------------------------------------------
                                                                                             SEVEN MONTHS         YEAR ENDED
                                                            YEAR ENDED JULY 31,                 ENDED            DECEMBER 31,
                                                  ---------------------------------------      JULY 31,      --------------------
                                                    2003           2002            2001          2000          1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   9.28       $   9.08        $   8.77      $   8.80      $   9.58    $   9.46
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.33(a)        0.43(b)         0.50(a)       0.34          0.60        0.62
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         (0.04)          0.23            0.35         (0.03)        (0.78)       0.13
=================================================================================================================================
    Total from investment operations                  0.29           0.66            0.85          0.31         (0.18)       0.75
=================================================================================================================================
Less dividends from net investment income            (0.42)         (0.46)          (0.54)        (0.34)        (0.60)      (0.63)
=================================================================================================================================
Net asset value, end of period                    $   9.15       $   9.28        $   9.08      $   8.77      $   8.80    $   9.58
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                       3.03%          7.39%           9.91%         3.55%        (1.87)%      8.17%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $639,002       $473,104        $302,391      $221,636      $238,957    $245,613
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                        0.90%(d)       0.94%           1.32%         1.25%(e)      1.08%       1.20%
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                        0.89%(d)       0.90%           0.93%         0.98%(e)      0.89%       0.96%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              3.47%(d)       4.58%(b)        5.61%         6.61%(e)      6.60%       6.43%
=================================================================================================================================
Ratio of interest expense to average net assets       0.01%(d)       0.04%           0.39%         0.27%(e)      0.19%       0.24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                             275%           146%            194%           65%          141%        147%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the investment income per share would have been $0.47 and the ratio of net investment income to average net assets would have been 5.09%. In accordance with the AICPA Audit and Accounting Guide for investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $595,624,627.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                      CLASS B
                                                  -------------------------------------------------------------------------------
                                                                                             SEVEN MONTHS         YEAR ENDED
                                                            YEAR ENDED JULY 31,                 ENDED            DECEMBER 31,
                                                  ---------------------------------------      JULY 31,      --------------------
                                                    2003           2002            2001          2000          1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   9.31       $   9.11        $   8.79      $   8.82      $   9.59    $   9.46
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.26(a)        0.37(b)         0.44(a)       0.30          0.53        0.55
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         (0.04)          0.22            0.35         (0.04)        (0.77)       0.13
=================================================================================================================================
    Total from investment operations                  0.22           0.59            0.79          0.26         (0.24)       0.68
=================================================================================================================================
Less dividends from net investment income            (0.35)         (0.39)          (0.47)        (0.29)        (0.53)      (0.55)
=================================================================================================================================
Net asset value, end of period                    $   9.18       $   9.31        $   9.11      $   8.79      $   8.82    $   9.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                       2.30%          6.58%           9.17%         3.05%        (2.56)%      7.40%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $654,305       $613,306        $269,677      $177,032      $228,832    $237,919
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense)                        1.65%(d)       1.69%           2.08%         2.01%(e)      1.85%       1.96%
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense)                        1.64%(d)       1.65%           1.69%         1.74%(e)      1.66%       1.72%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              2.72%(d)       3.83%(b)        4.85%         5.85%(e)      5.83%       5.68%
=================================================================================================================================
Ratio of interest expense to average net assets       0.01%(d)       0.04%           0.39%         0.27%(e)      0.19%       0.24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                             275%           146%            194%           65%          141%        147%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $715,238,695.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                                       CLASS C
                                                     ----------------------------------------------------------------------------
                                                                                               SEVEN MONTHS        YEAR ENDED
                                                              YEAR ENDED JULY 31,                 ENDED           DECEMBER 31,
                                                     --------------------------------------      JULY 31,      ------------------
                                                       2003           2002           2001          2000         1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   9.27       $   9.08        $  8.77      $  8.79       $  9.56    $  9.44
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.26(a)        0.37(b)        0.44(a)      0.30          0.53       0.56
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     (0.03)          0.21           0.34        (0.03)        (0.77)      0.11
=================================================================================================================================
    Total from investment operations                     0.23           0.58           0.78         0.27         (0.24)      0.67
=================================================================================================================================
Less dividends from net investment income               (0.35)         (0.39)         (0.47)       (0.29)        (0.53)     (0.55)
=================================================================================================================================
Net asset value, end of period                       $   9.15       $   9.27        $  9.08      $  8.77       $  8.79    $  9.56
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                          2.42%          6.48%          9.08%        3.18%        (2.57)%     7.31%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $137,213       $127,114        $59,915      $34,206       $39,011    $38,026
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including
  interest expense)                                      1.65%(d)       1.69%          2.08%        2.01%(e)      1.85%      1.96%
=================================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense)                                      1.64%(d)       1.65%          1.69%        1.74%(e)      1.66%      1.72%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 2.72%(d)       3.83%(b)       4.85%        5.85%(e)      5.83%      5.68%
=================================================================================================================================
Ratio of interest expense to average net assets          0.01%(d)       0.04%          0.39%        0.27%(e)      0.19%      0.24%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                275%           146%           194%          65%          141%       147%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%. In accordance with the AICPA Audit and Accounting Guide for investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $149,952,493.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED       COMMENCED) TO
                                                               JULY 31,          JULY 31,
                                                                 2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.27            $ 9.13
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.30(a)           0.07(b)
--------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.02)             0.14
============================================================================================
    Total from investment operations                              0.28              0.21
============================================================================================
Less dividends from net investment income                        (0.39)            (0.07)
============================================================================================
Net asset value, end of period                                  $ 9.16            $ 9.27
____________________________________________________________________________________________
============================================================================================
Total return(c)                                                   2.99%             2.34%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,057            $   34
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                        1.15%(d)          1.19%(e)
============================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                        1.14%(d)          1.15%(e)
============================================================================================
Ratio of net investment income to average net assets              3.22%(d)          4.33%(b)(e)
============================================================================================
Ratio of interest expense to average net assets                   0.01%(d)          0.04%(e)
____________________________________________________________________________________________
============================================================================================
Portfolio turnover rate(f)                                         275%              146%
____________________________________________________________________________________________
============================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset-backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses adjustments to investment income, the investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 4.85%. In accordance with the AICPA Audit and Accounting Guide for investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $1,175,828.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders of AIM Intermediate Government Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Intermediate Government Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Intermediate Government Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
September 10, 2003

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Investment Securities Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
---------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988             Director and Chairman, A I M Management Group
   Trustee, Chairman and                            Inc. (financial services holding company); and
   President                                        Director and Vice Chairman, AMVESCAP PLC and
                                                    Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.; Director,
                                                    Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); and Director
                                                    and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M
                                                    Distributors, Inc. (registered broker dealer),
                                                    AIM Investment Services, Inc.(3), (registered
                                                    transfer agent), and Fund Management Company
                                                    (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
---------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive
   Trustee and Executive Vice                       Officer, A I M Management Group Inc. (financial
   President                                        services holding company); Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor) and A I M Distributors, Inc.
                                                    (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3)
                                                    (registered transfer agent); and Fund
                                                    Management Company (registered broker dealer);
                                                    and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and
                                                    Chief Executive Officer, INVESCO Funds Group,
                                                    Inc. and INVESCO Distributors, Inc.; Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer
                                                    of NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie
   Trustee
---------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992             Chairman, Crockett Technology Associates
   Trustee                                          (technology consulting company)
---------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000             Director of a number of public and private
   Trustee                                          business corporations, including the Boss Group
                                                    Ltd. (private investment and management) and
                                                    Magellan Insurance Company
                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
---------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage Corp.;
   Trustee                                          President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
---------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First Century
   Trustee                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
---------------------------------------------------------------------------------------------------


NAME, YEAR OF BIRTH AND           OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946    None
   Trustee, Chairman and
   President
---------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951  Director and Chairman, INVESCO
   Trustee and Executive Vice     Bond Funds, Inc., INVESCO
   President                      Combination Stock & Bond Funds,
                                  Inc., INVESCO Counselor Series
                                  Funds, Inc., INVESCO
                                  International Funds, Inc.,
                                  INVESCO Manager Series Funds,
                                  Inc., INVESCO Money Market
                                  Funds, Inc., INVESCO Sector
                                  Funds, Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series Funds, Inc.
                                  and INVESCO Variable Investment
                                  Funds, Inc.
---------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939        Badgley Funds, Inc. (registered
   Trustee                        investment company)
---------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944      ACE Limited (insurance
   Trustee                        company); and Captaris, Inc.
                                  (unified messaging provider)
---------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941       Cortland Trust, Inc. (Chairman)
   Trustee                        (registered investment
                                  company); Annuity and Life Re
                                  (Holdings), Ltd. (insurance
                                  company)
---------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935    None
   Trustee
---------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952         Administaff
   Trustee
---------------------------------------------------------------------------------------------------

  (1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

  (2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each trustee and officer of AIM Investment Securities Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937          1990               Partner, law firm of Kramer Levin Naftalis and
   Trustee                                             Frankel LLP
------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950       1998               Formerly: Chief Executive Officer, YWCA of the USA
   Trustee
------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942         1988               Partner, law firm of Pennock & Cooper
   Trustee
------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935          2001               Retired
   Trustee
------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939           1990               Executive Vice President, Development and Operations
   Trustee                                             Hines Interests Limited Partnership (real estate
                                                       development company)
------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------

   Kevin M. Carome(4) -- 1956       2003               Director, Senior Vice President, Secretary and
   Senior Vice President                               General Counsel, A I M Management Group Inc.
                                                       (financial services holding company) and A I M
                                                       Advisors, Inc.; Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors, Inc. and AIM
                                                       Investment Services, Inc.(3); and Director, Vice
                                                       President and General Counsel, Fund Management
                                                       Company
                                                       Formerly: Senior Vice President and General Counsel,
                                                       Liberty Financial Companies, Inc.; and Senior Vice
                                                       President and General Counsel, Liberty Funds Group,
                                                       LLC
------------------------------------------------------------------------------------------------------------

   Gary T. Crum(5) -- 1947          1991               Director, Chairman and Director of Investments, A I M
   Senior Vice President                               Capital Management, Inc.; Director and Executive Vice
                                                       President, A I M Management Group Inc.; Director and
                                                       Senior Vice President, A I M Advisors, Inc.; and
                                                       Director, A I M Distributors, Inc. and AMVESCAP PLC
------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955           2002               Managing Director and Chief Research Officer -- Fixed
   Vice President                                      Income, A I M Capital Management, Inc.; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943          1992               Vice President and Chief Compliance Officer, A I M
   Vice President                                      Advisors, Inc. and A I M Capital Management, Inc.;
                                                       and Vice President, AIM Investment Services, Inc.(3)
------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960        1992               Managing Director and Chief Cash Management Officer,
   Vice President                                      A I M Capital Management, Inc.; Director and
                                                       President, Fund Management Company; and Vice
                                                       President, A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(5) -- 1940       2002               Vice President, A I M Advisors, Inc., and President,
   Vice President                                      Chief Executive Officer and Chief Investment Officer,
                                                       A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959           1988               Vice President and Fund Treasurer, A I M Advisors,
   Vice President and Treasurer                        Inc.
------------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         Cortland Trust, Inc.
   Trustee                         (registered investment company)
------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      None
   Trustee
------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        None
   Trustee
------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         None
   Trustee
------------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          None
   Trustee
------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------------

   Kevin M. Carome(4) -- 1956      N/A
   Senior Vice President
------------------------------------------------------------------------------------------------------------

   Gary T. Crum(5) -- 1947         N/A
   Senior Vice President
------------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          N/A
   Vice President
------------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         N/A
   Vice President
------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       N/A
   Vice President
------------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(5) -- 1940      N/A
   Vice President
------------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          N/A
   Vice President and Treasurer
------------------------------------------------------------------------------------------------------------

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
  (4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
  (5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney
                                Houston, TX 77046               Houston, TX 77046               Suite 1200
                                                                                                Houston, TX 77010

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   State Street Bank and Trust
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022                                              Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2003, 0% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 11.57% was derived from U.S. Treasury
Obligations.

    DOMESTIC EQUITY                           INTERNATIONAL/GLOBAL EQUITY                             FIXED INCOME
AIM Aggressive Growth Fund                AIM Asia Pacific Growth Fund                                  TAXABLE
AIM Balanced Fund*                        AIM Developing Markets Fund
AIM Basic Balanced Fund*                  AIM European Growth Fund                           AIM Floating Rate Fund
AIM Basic Value Fund                      AIM European Small Company Fund                    AIM High Yield Fund
AIM Blue Chip Fund                        AIM Global Aggressive Growth Fund                  AIM Income Fund
AIM Capital Development Fund              AIM Global Growth Fund                             AIM Intermediate Government Fund
AIM Charter Fund                          AIM Global Trends Fund                             AIM Limited Maturity Treasury Fund(5,6)
AIM Constellation Fund                    AIM Global Value Fund(4)                           AIM Money Market Fund
AIM Dent Demographic Trends Fund          AIM International Core Equity Fund                 AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)          AIM International Emerging Growth Fund             AIM Total Return Bond Fund
AIM Emerging Growth Fund                  AIM International Growth Fund                      INVESCO Cash Reserves Fund
AIM Large Cap Basic Value Fund            INVESCO European Fund                              INVESCO High Yield Fund
AIM Large Cap Growth Fund                 INVESCO International Blue Chip Value Fund         INVESCO Select Income Fund
AIM Libra Fund                                                                               INVESCO U.S. Government Money Fund
AIM Mid Cap Basic Value Fund                                                                 INVESCO U.S. Government Securities Fund
AIM Mid Cap Core Equity Fund                         SECTOR EQUITY
AIM Mid Cap Growth Fund                                                                              TAX-FREE
AIM Opportunities I Fund(2)
AIM Opportunities II Fund(2)              AIM Global Energy Fund                             AIM High Income Municipal Fund
AIM Opportunities III Fund(2)             AIM Global Financial Services Fund                 AIM Municipal Bond Fund
AIM Premier Equity Fund                   AIM Global Health Care Fund                        AIM Tax-Exempt Cash Fund
AIM Premier Equity II Fund                AIM Global Science and Technology Fund             AIM Tax-Free Intermediate Fund(5,6)
AIM Select Equity Fund                    AIM Global Utilities Fund                          INVESCO Tax-Free Bond Fund
AIM Small Cap Equity Fund                 AIM New Technology Fund                            INVESCO Tax-Free Money Fund
AIM Small Cap Growth Fund(3)              AIM Real Estate Fund
AIM Weingarten Fund                       INVESCO Advantage Global Health Sciences Fund
INVESCO Advantage Fund                    INVESCO Energy Fund
INVESCO Balanced Fund *                   INVESCO Financial Services Fund
INVESCO Core Equity Fund                  INVESCO Gold & Precious Metals Fund
INVESCO Dynamics Fund                     INVESCO Health Sciences Fund
INVESCO Growth Fund                       INVESCO Leisure Fund
INVESCO Growth & Income Fund              INVESCO Multi-Sector Fund
INVESCO Mid-Cap Growth Fund               INVESCO Real Estate Opportunity Fund
INVESCO Small Company Growth Fund         INVESCO Technology Fund
INVESCO S&P 500 Index Fund                INVESCO Telecommunications Fund
INVESCO Total Return Fund *               INVESCO Utilities Fund
INVESCO Value Equity Fund

* Domestic equity and income fund


(1)Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2)Effective October 1, 2002, the fund was reopened to new investors. (3)AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4)Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5)Class A shares closed to new investors on October 30, 2002. (6)Class A3 shares were first offered on October 31, 2002.

    Pending shareholder approval, the following fund reorganizations will occur in late October or early November 2003: AIM Global Energy Fund into INVESCO Energy Fund; AIM Global Financial Services Fund into INVESCO Financial Services Fund; AIM Global Science and Technology Fund into INVESCO Technology Fund; AIM Global Utilities Fund into INVESCO Utilities Fund; AIM International Core Equity Fund into INVESCO International Blue Chip Value Fund; AIM New Technology Fund into INVESCO Technology Fund; AIM Premier Equity II Fund into AIM Premier Equity Fund; INVESCO Advantage Fund into AIM Opportunities III Fund; INVESCO Balanced Fund into INVESCO Total Return Fund; INVESCO Cash Reserves Fund into AIM Money Market Fund; INVESCO European Fund into AIM European Growth Fund; INVESCO Growth Fund into AIM Large Cap Growth Fund; INVESCO Growth & Income Fund into AIM Blue Chip Fund; INVESCO High Yield Fund into AIM High Yield Fund; INVESCO Real Estate Opportunity Fund into AIM Real Estate Fund; INVESCO Select Income Fund into AIM Income Fund; INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund; INVESCO Telecommunications Fund into INVESCO Technology Fund; INVESCO U.S. Government Securities Fund into AIM Intermediate Government Fund; INVESCO Tax-Free Money Fund into aim Tax-Exempt Cash Fund; and INVESCO Value Equity Fund into AIM Large Cap Basic Value Fund.

    For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. Data as of June 30, 2003.


Mutual   Retirement      Annuities     College      Separately       Offshore      Alternative       Cash
Funds    Products                      Savings      Managed          Products      Investments       Management
                                       Plans        Accounts


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--


                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

AIMinvestments.com                                                      HIM-AR-1

                                   [COVER ART]

                       AIM LIMITED MATURITY TREASURY FUND

                                  ANNUAL REPORT

                                  JULY 31, 2003


                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

================================================================================

                                SMALL COVER ART

                                  WATER LILIES
                                BY CLAUDE MONET

================================================================================
AIM LIMITED MATURITY TREASURY FUND SEEKS LIQUIDITY WITH MINIMUM FLUCTUATION OF PRINCIPAL VALUE, AND, CONSISTENT WITH THIS OBJECTIVE, THE HIGHEST TOTAL RETURN ACHIEVABLE.

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o AIM Limited Maturity Treasury Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 1.00% sales charge. Class A shares were closed to new investors effective October 30, 2002. Class A3 shares (inception date of October 31, 2002) are sold without a sales charge.

o U.S. Treasury securities such as bills, notes and bonds offer a high degree of safety, and they guarantee the timely payment of principal and any applicable interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o Had the advisor not waived fees and/or reimbursed expenses in the past, returns would have been lower.

o The unmanaged Lehman U.S. Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman 1- to 2-Year U.S. Government Bond Index, which represents the performance of U.S. Treasury and U.S. government agency issues with maturities of one to two years, is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman 1-3 year U.S. Treasury Bond Index, which represents the performance of U.S. Treasury issues with maturities from one year to (but not including) three years, is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lipper Short U.S. Treasury Category Average represents an average of the 10 largest short U.S. Treasury funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 800-959-4246, OR ON THE AIM WEB SITE, aiminvestments.com.


             NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           We are pleased to send you this annual report for AIM
ROBERT H.           Limited Maturity Treasury Fund for the fiscal year ended
GRAHAM]             July 31, 2003. The report includes a managers' discussion
                    of market conditions and fund strategy, charts tracking
WE ENCOURAGE YOU    fund and index performance, a complete list of portfolio
TO CONTINUE TO      holdings, and other relevant information as of July 31,
WORK CLOSELY WITH   2003. We hope you will find the information in this report
YOUR FINANCIAL      helpful.
ADVISOR, ESPECIALLY
AS YOUR FINANCIAL   CONSULT WITH YOUR FINANCIAL ADVISOR
GOALS MAY CHANGE
OVER TIME.          Market conditions can be challenging, as the last few
ROBERT H. GRAHAM    years have demonstrated. Moreover, a wide variety of
                    investment options now exists. We strongly believe
that investors can benefit from the guidance of a financial advisor, who can help them make investment choices consistent with their financial objectives and tolerance for risk. Your financial advisor also can help you stay focused on your financial goals regardless of sometimes unsettling market and economic trends. We encourage you to continue to work closely with your financial advisor, especially as your financial goals may change over time.

VISIT OUR WEB SITE

Up-to-date information about your fund is available at our Web site, aiminvestments.com. The Web site also offers economic and market commentary from senior AIM investment officers, educational articles on various investment topics, and other financial information. You also can order forms and literature at our Web site. In addition, you can check your account, conduct transactions and view your account statements. We encourage you to take advantage of the services offered at our Web site. As always, members of our award-winning Client Services department also are ready to help you. They can be reached at 800-959-4246.

THANK YOU FOR YOUR COMMITMENT TO AIM INVESTMENTS

We want to express our appreciation to you for your continued participation in AIM Investments. We realize the last few years have been trying for many investors, especially those with major investments in stocks and stock funds, and future market trends are unpredictable. However, we believe that those who maintain a long-term perspective and adhere to a diversified approach to investing should ultimately be rewarded for their perseverance.

Sincerely,

/S/ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
July 31, 2003

SUPPLEMENT TO ANNUAL REPORT DATED 7/31/03

AIM LIMITED MATURITY TREASURY FUND

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain standards. Performance of Institutional Class shares will differ from performance of Class A shares due to differing sales charges and class expenses.

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call AIM toll free at 800-451-4246.

================================================================================

================================================================================
AVERAGE ANNUAL TOTAL RETURNS
for periods ended 7/31/03

Inception (7/13/87)   6.25%
 10        Years      5.32
  5        Years      5.30
  1        Year       2.42

 AVERAGE ANNUAL TOTAL RETURNS
for periods ended 6/30/03
(most recent calendar quarter-end)

Inception (7/13/87)   6.31%
 10        Years      5.39
  5        Years      5.49
  1        Year       4.00

================================================================================

================================================================================



                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

A I M Distributors, Inc.                                        LTD-INS-1

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND ACHIEVES POSITIVE RETURNS AND SMALL NAV VARIANCE DESPITE LOW YIELDS ON TREASURY NOTES

For the fiscal year ended July 31, 2003, Class A shares of AIM Limited Maturity Treasury Fund returned 2.18% at net asset value (NAV). Class A3 shares were introduced on October 31, 2002. Results shown for Class A3 shares are hypothetical results based on Class A share performance at net asset value adjusted to reflect Class A3 12b-1 fees.

     The chart below titled "Fund vs. Indexes" compares the performance of Class A and Class A3 shares to four different indexes. The Lehman U.S. Aggregate Bond Index is a broad-based index containing every type of bond except high yield bonds. The Lehman 1- to 2-Year Government Bond Index contains Treasury issuances and those of government agencies. AIM Limited Maturity Treasury Fund invests only in U.S. Treasury notes, which offer very low risk and therefore more modest returns. The fund's portfolio is most like the Lehman 1-3 Yr. U.S. Treasury Bond Index and the Lipper Short U.S. Treasury Fund Category Average.

MARKET CONDITIONS

Over the fiscal year, the rate of economic growth has been modest, and it has both accelerated and decelerated. Gross domestic product (GDP) grew 4.0%, annualized, in the third quarter of 2002. However, in the fourth quarter of 2002, annualized GDP growth slowed to 1.4%. For the first quarter of 2003, annualized GDP growth again measured 1.4%. After the close of the reporting period, the preliminary GDP growth rate for the second quarter was announced as 3.1%, annualized.

     Since July 31, 2002, the Federal Reserve Board (the Fed) has twice lowered the federal funds rate. When the fiscal year began, the rate was 1.75%. On November 6, 2002, the Fed lowered the rate to 1.25%. On June 25, 2003, the rate was lowered to 1.00%, its lowest level since 1958.

     Inflation has been very low throughout the period. During the first seven months of 2003, the consumer price index (CPI)-the monthly data provided by the U.S. Department of Labor on changes in the prices paid by urban consumers for a representative basket of goods and services-rose at a 2.2% seasonally adjusted annual rate. This compares with an increase of 2.4% for all of 2002.

     These factors have resulted in the yields on short-term bonds trending lower over most of the fiscal year. During the final six weeks of the fiscal year, however, bond yields rose rather sharply. On June 13, 2003, the yield on the two-year Treasury note was 1.14%. By July 25, it had risen 42 basis points to 1.56%. However, though the yield rise was rapid, it simply resulted in a yield that was equivalent to what it had been less than three months before.


================================================================================
FUND VS. INDEXES

Total Returns 7/31/02-7/31/03,
excluding sales charge

Class A Shares                          2.18%
Class A3 Shares                         1.98
Lehman U.S. Aggregate Bond Index
(Broad-Based Index)                     5.42
Lehman 1- to 2-Year U.S. Government
Bond Index (Style-Specific Index)       2.67
Lehman 1-3 Yr. U.S. Treasury Index      2.87
Lipper Short U.S. Treasury
Category Average (Peer Group Index)     2.80

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

WEEKLY YIELD ON 2-YEAR TREASURY NOTES
8/02/02-7/25/03


                                  [LINE CHART]

   %    8/02/02    2.24         12/06/02   2.01         4/04/03    1.54
                   2.04                    1.87                    1.61
                   2.14                    1.83                    1.7
                   2.18                    1.71                    1.66
                   2.19                    1.7                     1.56
                   2.02                    1.8                     1.48
                   2.12                    1.75                    1.44
                   2.01                    1.67                    1.36
                   1.93                    1.72                    1.33
        10/04/02   1.76         2/07/03    1.69         6/06/03    1.25
                   1.78                    1.63                    1.14
                   2.07                    1.62                    1.22
                   2.14                    1.57                    1.28
                   1.77                    1.47                    1.31
                   1.84                    1.47                    1.35
                   1.84                    1.72                    1.45
                   1.99                    1.65         7/25/03    1.56
                   2.07

Source: Lipper, Inc.

YOUR FUND

Our portfolio management discipline stays the same regardless of the market. We purchase only two-year Treasury notes. We keep 12 notes in the portfolio, purchasing one each month at auction. We hold each note for one year, at which time we sell it and purchase a new one.

     This strategy results from research that demonstrates that during most time periods, the period between one and two years before maturity is typically the region in which the slope of the yield curve is steepest, offering the most favorable risk/return ratio and often offering the potential for capital appreciation in addition to income returns.

     This laddered investment strategy generally causes the fund to earn slightly more than the two-year government bond during periods of falling interest rates. This same strategy generally causes the fund to earn slightly less than the two-year Treasury note during rising interest rate periods.

     As of July 31, 2003, we held 12 U.S. Treasury notes with a weighted average coupon rate of 1.68%. In the fund's annual report of July 31, 2002, the weighted average coupon rate for the portfolio was 3.06%. As we have sold notes according to our discipline, those we have purchased have had lower coupon rates.

     In keeping with the fund's objective of seeking liquidity with minimum fluctuation of principal value, the fund's per-share price varied little over this reporting period. During the 12-month period ended July 31, 2003, the fund's Class A shares' net asset value per share ranged from $10.46 to $10.59, a fluctuation of just over 1.2%. (Note: AIM Limited Maturity Treasury Fund should not be confused with a money market fund, which attempts to maintain an NAV of $1.00. Although we seek to maintain a relatively stable NAV, the value of fund shares will fluctuate.)

IN CLOSING

We hope that the recent, three-year bear market in equity securities gave investors lasting confidence in the importance of a diversified portfolio and the role of bonds as a complement to other investments.

     Two-year Treasury notes are considered among the safest and highest-quality securities. We are confident that, over time, the fund's monthly buy-sell discipline helps to provide an attractive total return. We know that the fund's short-duration structure helps protect its NAV against interest-rate volatility. We are committed to providing consistency, minimal risk and positive returns for AIM Limited Maturity Treasury shareholders.



                    CLINT W. DUDLEY

[PHOTO OF           Clint Dudley, Chartered Financial Analyst, is Assistant
CLINT DUDLEY]       Vice President of A I M Capital Management, Inc. and
                    portfolio manager of AIM Limited Maturity Treasury Fund. He joined AIM in 1998. He holds a B.B.A. and an M.B.A., both from Baylor University.

                    SCOT W. JOHNSON

[PHOTO OF           Scot Johnson, Chartered Financial Analyst, is Vice
SCOT JOHNSON]       President of A I M Capital Management, Inc. and lead
                    manager of AIM Limited Maturity Treasury Fund. He joined
                    AIM in 1994. He received both his bachelor's degree in
economics and an M.B.A. in finance from Vanderbilt University.

[GRAPHIC] FOR MORE INFORMATION VISIT AIMinvestments.com

                          See important fund and index
                         disclosures inside front cover.

FUND PERFORMANCE


================================================================================

RESULTS OF A $10,000 INVESTMENT
7/31/93-7/31/03

                                [MOUNTAIN CHART]

  DATE      AIM LIMITED       LEHMAN         LEHMAN           LIPPER SHORT U.S.
            MATURITY          AGGREGATE      1- TO 2-YEAR     TREASURY
            TREASURY FUND     BOND           U.S GOVERNMENT   CATEGORY
            CLASS A SHARES    INDEX          BOND INDEX       AVERAGE
----------  -------------     ----------     ----------       -----------------
   7/31/93           9525          10000          10000               10000
  10/31/93           9631          10240          10121               10131
   1/31/94           9732          10346          10230               10246
   4/30/94           9628           9835          10137               10067-8
   7/31/94           9737          10008          10266               10170
  10/31/94           9781           9864          10321               10224
   1/31/95           9884          10106          10439               10338
   4/30/95          10119          10556          10710               10612
   7/31/95          10356          11020          10967               10888
  10/31/95          10532          11408          11159               11122
   1/31/96          10756          11819          11410               11405
   4/30/96          10743          11467          11414               11311
   7/31/96          10871          11629          11571               11444
  10/31/96          11103          12073          11828               11723
   1/31/97          11229          12203          11979               11868
   4/30/97          11334          12279          12109               11981
   7/31/97          11583          12882          12379               12277
  10/31/97          11741          13148          12571               12463
   1/31/98          11947          13513          12793               12676
   4/30/98          12054          13619          12926               12788
   7/31/98          12210          13894          13118               12979
  10/31/98          12544          14374          13474               13338
   1/31/99          12604          14603          13571               13434
   4/30/99          12668          14472          13670               13501
   7/31/99          12736          14237          13768               13513
  10/31/99          12873          14449          13929               13671
   1/31/00          12903          14330          13995               13715
   4/30/00          13071          14653          14205               13933
   7/31/00          13308          15086          14485               14200
  10/31/00          13537          15503          14763               14508
   1/31/01          13959          16313          15244               14999
   4/30/01          14191          16468          15510               15245
   7/31/01          14443          17002          15814               15488
  10/31/01          14847          17763          16278               15929
   1/31/02          14866          17546          16317               15913
   4/30/02          14989          17760          16467               16067
   7/31/02          15295          18284          16826               16392
  10/31/02          15471          18807          17028               16597
   1/31/03          15542          19208          17136               16696
   4/30/03          15637          19619          17259               16822
   7/31/03          16252          19274          17274               16757

Source: Lipper, Inc.
================================================================================

Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's share classes will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover. Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance of the indexes does not reflect the effects of taxes.

     This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

FUND RETURNS
================================================================================
AVERAGE ANNUAL TOTAL RETURNS

as of 7/31/03

CLASS A SHARES
(including sales charges)
 Inception (12/15/87)   5.98%
  10        Years       4.98
   5        Years       4.86
   1        Year        1.12

CLASS A3 SHARES*
 10        Years        4.87%
  5        Years        4.85
  1        Year         1.98

*Class A3 shares were first offered on October 31, 2002. Returns prior to that date are hypothetical results based on performance of Class A shares (since 8/1/93) at net asset value (NAV) adjusted to reflect Class A3 12b-1 fees.

================================================================================

================================================================================
CALENDAR YEAR TOTAL RETURNS (%)
Class A Shares, excluding sales charges

1987       0.50*     1996       4.73
1988       5.89      1997       5.97
1989       9.64      1998       6.10
1990       8.96      1999       2.64
1991      10.48      2000       7.00
1992       5.64      2001       7.54
1993       4.45      2002       4.73
1994       0.85      2003  YTD**0.54
1995       9.40

*Cumulative return from inception on 12/15/87.
**As of 7/31/03.

In addition to fund returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 6/30/03, the most recent calendar quarter-end, which were as follows. Class A shares, including sales charges, Inception (12/15/87) 6.05%; 10 years, 5.05%; five years, 5.04%; one year, 2.69%. Class A3 shares, 10 years, 4.93%; five years, 5.02%; one year, 3.47%.

================================================================================
================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
JULY 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. TREASURY NOTES--100.19%
2.13%                                          08/31/04   $ 56,300   $  56,836,539
----------------------------------------------------------------------------------
1.88%                                          09/30/04     56,400      56,788,032
----------------------------------------------------------------------------------
2.13%                                          10/31/04     56,400      56,937,492
----------------------------------------------------------------------------------
2.00%                                          11/30/04     56,400      56,823,000
----------------------------------------------------------------------------------
1.75%                                          12/31/04     56,400      56,647,032
----------------------------------------------------------------------------------
1.63%                                          01/31/05     56,400      56,506,032
----------------------------------------------------------------------------------
1.50%                                          02/28/05     56,400      56,338,524
----------------------------------------------------------------------------------
1.63%                                          03/31/05     56,700      56,709,072
----------------------------------------------------------------------------------
1.63%                                          04/30/05     56,600      56,573,398
----------------------------------------------------------------------------------
1.25%                                          05/31/05     56,300      55,851,289
----------------------------------------------------------------------------------
1.13%                                          06/30/05     56,300      55,649,172
----------------------------------------------------------------------------------
1.50%                                          07/31/05     56,300      55,974,586
__________________________________________________________________________________
==================================================================================
TOTAL INVESTMENTS (Cost
  $676,402,980)--100.19%                                               677,634,168
__________________________________________________________________________________
==================================================================================
OTHER ASSETS LESS LIABILITIES--(0.19%)                                  (1,318,737)
__________________________________________________________________________________
==================================================================================
NET ASSETS--100.00%                                                  $ 676,315,431
__________________________________________________________________________________
==================================================================================

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

JULY 31, 2003

ASSETS:

Investments, at market value (cost
  $676,402,980)                                $677,634,168
-----------------------------------------------------------
Cash                                                101,191
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                2,463,653
-----------------------------------------------------------
  Interest                                        2,511,024
-----------------------------------------------------------
Investment for deferred compensation plan            49,248
-----------------------------------------------------------
Other assets                                         38,828
===========================================================
    Total assets                                682,798,112
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          6,112,553
-----------------------------------------------------------
  Dividends                                         103,437
-----------------------------------------------------------
  Deferred compensation plan                         49,248
-----------------------------------------------------------
Accrued distribution fees                           102,750
-----------------------------------------------------------
Accrued trustees' fees                                1,330
-----------------------------------------------------------
Accrued transfer agent fees                          88,878
-----------------------------------------------------------
Accrued operating expenses                           24,485
===========================================================
    Total liabilities                             6,482,681
===========================================================
Net assets applicable to shares outstanding    $676,315,431
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $667,185,601
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                           7,898,642
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      1,231,188
===========================================================
                                               $676,315,431
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $577,992,945
___________________________________________________________
===========================================================
Class A3                                       $ 94,409,036
___________________________________________________________
===========================================================
Institutional Class                            $  3,913,450
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          55,236,888
___________________________________________________________
===========================================================
Class A3                                          9,025,708
___________________________________________________________
===========================================================
Institutional Class                                 374,086
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.46
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.46 divided by
      99.00%)                                  $      10.57
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      10.46
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.46
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2003

INVESTMENT INCOME:

Interest                                                      $17,260,351
=========================================================================

EXPENSES:

Advisory fees                                                   1,392,547
-------------------------------------------------------------------------
Administrative services fees                                      174,870
-------------------------------------------------------------------------
Custodian fees                                                     27,714
-------------------------------------------------------------------------
Distribution fees -- Class A                                    1,021,729
-------------------------------------------------------------------------
Distribution fees -- Class A3                                     140,276
-------------------------------------------------------------------------
Transfer agent fees                                               917,517
-------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                          1,338
-------------------------------------------------------------------------
Trustees' fees                                                     13,643
-------------------------------------------------------------------------
Other                                                             251,901
=========================================================================
    Total expenses                                              3,941,535
=========================================================================
Less: Expenses paid indirectly                                    (11,767)
=========================================================================
    Net expenses                                                3,929,768
=========================================================================
Net investment income                                          13,330,583
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                   11,624,560
-------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (9,284,613)
=========================================================================
Net gain from investment securities                             2,339,947
=========================================================================
Net increase in net assets resulting from operations          $15,670,530
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

FOR THE YEARS ENDED JULY 31, 2003 AND 2002

                                                                  2003             2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  13,330,583    $ 19,243,725
-------------------------------------------------------------------------------------------
  Net realized gain from investment securities                   11,624,560      12,398,048
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        (9,284,613)      4,356,374
===========================================================================================
    Net increase in net assets resulting from operations         15,670,530      35,998,147
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (12,750,428)    (19,170,139)
-------------------------------------------------------------------------------------------
  Class A3                                                         (517,649)             --
-------------------------------------------------------------------------------------------
  Institutional Class                                               (62,506)        (70,078)
===========================================================================================
    Total distributions from net investment income              (13,330,583)    (19,240,217)
===========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (7,010,203)             --
-------------------------------------------------------------------------------------------
  Class A3                                                         (129,528)             --
-------------------------------------------------------------------------------------------
  Institutional Class                                               (24,193)             --
===========================================================================================
    Total distributions from net realized gains                  (7,163,924)             --
===========================================================================================
    Decrease in net assets resulting from distributions         (20,494,507)    (19,240,217)
===========================================================================================
Share transactions-net:
  Class A                                                      (113,847,783)    171,767,941
-------------------------------------------------------------------------------------------
  Class A3                                                       94,792,404              --
-------------------------------------------------------------------------------------------
  Institutional Class                                               966,624       1,091,152
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (18,088,755)    172,859,093
===========================================================================================
    Net increase (decrease) in net assets                       (22,912,732)    189,617,023
===========================================================================================

NET ASSETS:

  Beginning of year                                             699,228,163     509,611,140
===========================================================================================
  End of year                                                 $ 676,315,431    $699,228,163
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

JULY 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management company consisting of eight separate series portfolios each having an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek liquidity with minimum fluctuation in principal value, and consistent with this objective, the highest total return achievable.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.20% on the first $500 million of the Fund's average daily net assets, plus 0.175% on the Fund's average daily net assets in excess of $500 million.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $174,870 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $401,816 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares, Class A3 shares and the Institutional Class shares of the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class A3 shares (collectively the "Plans"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares and 0.35% of the average daily net assets of Class A3 shares. Of these amounts, the Fund may pay a service fee of 0.15% of the average daily net assets of Class A shares and 0.25% of the average daily net assets of Class A3 shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the

Fund. Pursuant to the Plans, for the year ended July 31, 2003, Class A and Class A3 shares paid $1,021,729 and $140,276, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2003, AIM Distributors retained $93,147 in front-end sales commissions from the sale of Class A shares and $26,131 from Class A shares, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS, and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $11,767 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $11,767.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid legal fees of $4,084 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The fund may participate in an interfund lending facility that AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:


The tax character of distributions paid during the years ended July 31, 2003 and 2002 was as follows:

                                       2003           2002
--------------------------------------------------------------
Distributions paid from ordinary
  income                            $20,494,507    $19,240,217
______________________________________________________________
==============================================================


Tax Components of Net Assets:


As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                  $  8,029,117
-----------------------------------------------------------
Unrealized appreciation -- investments            1,181,517
-----------------------------------------------------------
Temporary book/tax differences                      (80,804)
-----------------------------------------------------------
Shares of beneficial interest                   667,185,601
===========================================================
Total net assets                               $676,315,431
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $893,902,089 and $910,680,934, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of investment
  securities                                     $2,152,207
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (970,690)
===========================================================
Net unrealized appreciation of investment
  securities                                     $1,181,517
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $676,452,651.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES


As a result of the utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes on July 31, 2003, undistributed net realized gains (losses) was decreased by $3,685,882 and shares of beneficial interest was increased by $3,685,882. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class A3 shares and Institutional Class shares. Class A shares are sold with front-end sales charge. Class A3 shares and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. As of the close of business on October 30, 2002, Class A shares were closed to new investors.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                                          2003                            2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      25,805,338    $ 271,953,993     75,803,443    $ 786,911,782
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                    12,760,368      134,005,850             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             220,446        2,316,869        184,259        1,912,257
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,610,631       16,920,387      1,557,231       16,184,908
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                        55,441          581,385             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 425            4,464            238            2,477
==========================================================================================================================
Reacquired:
  Class A                                                     (38,275,556)    (402,722,163)   (60,767,295)    (631,328,749)
--------------------------------------------------------------------------------------------------------------------------
  Class A3*                                                    (3,790,101)     (39,794,831)            --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (128,741)      (1,354,709)       (79,249)        (823,582)
==========================================================================================================================
                                                               (1,741,749)   $ (18,088,755)    16,698,627    $ 172,859,093
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Class A3 shares commenced sales on October 31, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                                2003          2002          2001        2000        1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.53      $  10.26      $   9.96    $  10.03    $  10.07
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.19          0.33(a)       0.52(b)     0.51        0.47
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.03          0.27          0.31       (0.07)      (0.04)
==========================================================================================================================
    Total from investment operations                              0.22          0.60          0.83        0.44        0.43
==========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.19)        (0.33)        (0.53)      (0.51)      (0.47)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.10)           --            --          --          --
==========================================================================================================================
    Total distributions                                          (0.29)        (0.33)        (0.53)      (0.51)      (0.47)
==========================================================================================================================
Net asset value, end of period                                $  10.46      $  10.53      $  10.26    $   9.96    $  10.03
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                                   2.18%         5.89%         8.53%       4.50%       4.32%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $577,993      $696,259      $507,799    $300,058    $390,018
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                           0.53%(d)      0.48%         0.56%       0.54%       0.54%
==========================================================================================================================
Ratio of net investment income to average net assets              1.85%(d)      3.12%(a)      5.15%       5.07%       4.61%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            124%          149%          137%        122%        184%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.34 and the ratio of net investment income to average net assets would have been 3.29%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $681,152,755.

                                                                    CLASS A3
                                                                ----------------
                                                                OCTOBER 31, 2002
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                 JULY 31, 2003
--------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 10.59
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.13
--------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)             (0.04)
================================================================================
    Total from investment operations                                   0.09
================================================================================
Less distributions:
  Dividends from net investment income                                (0.12)
--------------------------------------------------------------------------------
  Distributions from net realized gains                               (0.10)
================================================================================
    Total distributions                                               (0.22)
================================================================================
Net asset value, end of period                                      $ 10.46
________________________________________________________________________________
================================================================================
Total return(a)                                                        0.88%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $94,409
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets                                0.73%(b)
================================================================================
Ratio of net investment income to average net assets                   1.65%(b)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(c)                                              124%
________________________________________________________________________________
================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $53,389,601.
(c)  Not annualized for periods less than one year.

                                                                               INSTITUTIONAL CLASS
                                                              -----------------------------------------------------
                                                                               YEAR ENDED JULY 31,
                                                              -----------------------------------------------------
                                                               2003        2002        2001        2000      1999
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.53      $10.26      $ 9.96      $10.03    $ 10.07
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.22        0.34(a)     0.54(b)     0.54       0.49
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.03        0.27        0.31       (0.07)     (0.04)
===================================================================================================================
    Total from investment operations                            0.25        0.61        0.85        0.47       0.45
===================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.22)      (0.34)      (0.55)      (0.54)     (0.49)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        (0.10)         --          --          --         --
===================================================================================================================
    Total distributions                                        (0.32)      (0.34)      (0.55)      (0.54)     (0.49)
===================================================================================================================
Net asset value, end of period                                $10.46      $10.53      $10.26      $ 9.96    $ 10.03
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(c)                                                 2.42%       6.05%       8.80%       4.78%      4.55%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $3,913      $2,970      $1,812      $2,455    $17,131
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets                         0.30%(d)    0.34%       0.33%(e)    0.29%      0.31%
===================================================================================================================
Ratio of net investment income to average net assets            2.08%(d)    3.26%(a)    5.38%       5.31%      4.84%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                          124%        149%        137%        122%       184%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and the Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.35 and the ratio of net investment income to average assets would have been 3.43%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(d)  Ratios are based on average daily net assets of $3,080,901.
(e) Including expense reimbursement. Ratio of expenses to average net assets excluding reimbursement is 0.41%

REPORT OF INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

To the Shareholders of AIM Limited Maturity Treasury Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Limited Maturity Treasury Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Limited Maturity Treasury Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 10, 2003

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Investment Securities Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
---------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988             Director and Chairman, A I M Management Group
   Trustee, Chairman and                            Inc. (financial services holding company); and
   President                                        Director and Vice Chairman, AMVESCAP PLC and
                                                    Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.; Director,
                                                    Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); and Director
                                                    and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M
                                                    Distributors, Inc. (registered broker dealer),
                                                    AIM Investment Services, Inc.(3), (registered
                                                    transfer agent), and Fund Management Company
                                                    (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
---------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive
   Trustee and Executive Vice                       Officer, A I M Management Group Inc. (financial
   President                                        services holding company); Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor) and A I M Distributors, Inc.
                                                    (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3)
                                                    (registered transfer agent); and Fund
                                                    Management Company (registered broker dealer);
                                                    and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and
                                                    Chief Executive Officer, INVESCO Funds Group,
                                                    Inc. and INVESCO Distributors, Inc.; Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer
                                                    of NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie
   Trustee
---------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992             Chairman, Crockett Technology Associates
   Trustee                                          (technology consulting company)
---------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000             Director of a number of public and private
   Trustee                                          business corporations, including the Boss Group
                                                    Ltd. (private investment and management) and
                                                    Magellan Insurance Company
                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
---------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage Corp.;
   Trustee                                          President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
---------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First Century
   Trustee                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
---------------------------------------------------------------------------------------------------


NAME, YEAR OF BIRTH AND           OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   HELD BY TRUSTEE
--------------------------------  -------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946    None
   Trustee, Chairman and
   President
---------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951  Director and Chairman, INVESCO
   Trustee and Executive Vice     Bond Funds, Inc., INVESCO
   President                      Combination Stock & Bond Funds,
                                  Inc., INVESCO Counselor Series
                                  Funds, Inc., INVESCO
                                  International Funds, Inc.,
                                  INVESCO Manager Series Funds,
                                  Inc., INVESCO Money Market
                                  Funds, Inc., INVESCO Sector
                                  Funds, Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series Funds, Inc.
                                  and INVESCO Variable Investment
                                  Funds, Inc.
---------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939        Badgley Funds, Inc. (registered
   Trustee                        investment company)
---------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944      ACE Limited (insurance
   Trustee                        company); and Captaris, Inc.
                                  (unified messaging provider)
---------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941       Cortland Trust, Inc. (Chairman)
   Trustee                        (registered investment
                                  company); Annuity and Life Re
                                  (Holdings), Ltd. (insurance
                                  company)
---------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935    None
   Trustee
---------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952         Administaff
   Trustee
---------------------------------------------------------------------------------------------------

  (1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

  (2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003



The address of each trustee and officer of AIM Investment Securities Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937          1990               Partner, law firm of Kramer Levin Naftalis and
   Trustee                                             Frankel LLP
------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950       1998               Formerly: Chief Executive Officer, YWCA of the
   Trustee                                             USA
------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942         1988               Partner, law firm of Pennock & Cooper
   Trustee
------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935          2001               Retired
   Trustee
------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939           1990               Executive Vice President, Development and
   Trustee                                             Operations Hines Interests Limited Partnership
                                                       (real estate development company)
------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------

   Kevin M. Carome(4) -- 1956       2003               Director, Senior Vice President, Secretary and
   Senior Vice President                               General Counsel, A I M Management Group Inc.
                                                       (financial services holding company) and A I M
                                                       Advisors, Inc.; Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director,
                                                       Vice President and General Counsel, Fund
                                                       Management Company
                                                       Formerly: Senior Vice President and General
                                                       Counsel, Liberty Financial Companies, Inc.; and
                                                       Senior Vice President and General Counsel,
                                                       Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------

   Gary T. Crum(5) -- 1947          1991               Director, Chairman and Director of Investments,
   Senior Vice President                               A I M Capital Management, Inc.; Director and
                                                       Executive Vice President, A I M Management
                                                       Group Inc.; Director and Senior Vice President,
                                                       A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955           2002               Managing Director and Chief Research
   Vice President                                      Officer -- Fixed Income, A I M Capital
                                                       Management, Inc.; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943          1992               Vice President and Chief Compliance Officer,
   Vice President                                      A I M Advisors, Inc. and A I M Capital
                                                       Management, Inc.; and Vice President, AIM
                                                       Investment Services, Inc.(3)
------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960        1992               Managing Director and Chief Cash Management
   Vice President                                      Officer, A I M Capital Management, Inc.;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M Advisors,
                                                       Inc.
------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(5) -- 1940       2002               Vice President, A I M Advisors, Inc., and
   Vice President                                      President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management,
                                                       Inc.
------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959           1988               Vice President and Fund Treasurer, A I M
   Vice President and Treasurer                        Advisors, Inc.
------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  -------------------------------

   Carl Frischling -- 1937         Cortland Trust, Inc.
   Trustee                         (registered investment company)
------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      None
   Trustee
------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        None
   Trustee
------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         None
   Trustee
------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          None
   Trustee
------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------

   Kevin M. Carome(4) -- 1956      N/A
   Senior Vice President
------------------------------------------------------------------------------------------------------

   Gary T. Crum(5) -- 1947         N/A
   Senior Vice President
------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(5) -- 1940      N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          N/A
   Vice President and Treasurer
------------------------------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney
                                Houston, TX 77046               Houston, TX 77046               Suite 1200
                                                                                                Houston, TX 77010
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   100 Church Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          New York, NY 10286
Philadelphia, PA 19103          New York, NY 10022

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2003, 0% is eligible for the dividends received deduction for corporations.

The Fund designated long-term capital gain dividends of $140,882 for the Fund's tax year ended July 31, 2003.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 100% was derived from U.S. Treasury Obligations.

DOMESTIC EQUITY                                 INTERNATIONAL/GLOBAL EQUITY                         FIXED INCOME

AIM Aggressive Growth Fund              AIM Asia Pacific Growth Fund                                   TAXABLE
AIM Balanced Fund*                      AIM Developing Markets Fund
AIM Basic Balanced Fund*                AIM European Growth Fund                       AIM Floating Rate Fund
AIM Basic Value Fund                    AIM European Small Company Fund                AIM High Yield Fund
AIM Blue Chip Fund                      AIM Global Aggressive Growth Fund              AIM Income Fund
AIM Capital Development Fund            AIM Global Growth Fund                         AIM Intermediate Government Fund
AIM Charter Fund                        AIM Global Trends Fund                         AIM Limited Maturity Treasury Fund(5,6)
AIM Constellation Fund                  AIM Global Value Fund(4)                       AIM Money Market Fund
AIM Dent Demographic Trends Fund        AIM International Core Equity Fund             AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)        AIM International Emerging Growth Fund         AIM Total Return Bond Fund
AIM Emerging Growth Fund                AIM International Growth Fund                  INVESCO Cash Reserves Fund
AIM Large Cap Basic Value Fund          INVESCO European Fund                          INVESCO High Yield Fund
AIM Large Cap Growth Fund               INVESCO International Blue Chip Value Fund     INVESCO Select Income Fund
AIM Libra Fund                                                                         INVESCO U.S. Government Money Fund
AIM Mid Cap Basic Value Fund                       SECTOR EQUITY                       INVESCO U.S. Government Securities Fund
AIM Mid Cap Core Equity Fund
AIM Mid Cap Growth Fund                 AIM Global Energy Fund                                        TAX-FREE
AIM Opportunities I Fund(2)             AIM Global Financial Services Fund
AIM Opportunities II Fund(2)            AIM Global Health Care Fund                    AIM High Income Municipal Fund
AIM Opportunities III Fund(2)           AIM Global Science and Technology Fund         AIM Municipal Bond Fund
AIM Premier Equity Fund                 AIM Global Utilities Fund                      AIM Tax-Exempt Cash Fund
AIM Premier Equity II Fund              AIM New Technology Fund                        AIM Tax-Free Intermediate Fund(5,6)
AIM Select Equity Fund                  AIM Real Estate Fund                           INVESCO Tax-Free Bond Fund
AIM Small Cap Equity Fund               INVESCO Advantage Global Health Sciences Fund  INVESCO Tax-Free Money Fund
AIM Small Cap Growth Fund(3)            INVESCO Energy Fund
AIM Weingarten Fund                     INVESCO Financial Services Fund
INVESCO Advantage Fund                  INVESCO Gold & Precious Metals Fund
INVESCO Balanced Fund *                 INVESCO Health Sciences Fund
INVESCO Core Equity Fund                INVESCO Leisure Fund
INVESCO Dynamics Fund                   INVESCO Multi-Sector Fund
INVESCO Growth Fund                     INVESCO Real Estate Opportunity Fund
INVESCO Growth & Income Fund            INVESCO Technology Fund
INVESCO Mid-Cap Growth Fund             INVESCO Telecommunications Fund
INVESCO Small Company Growth Fund       INVESCO Utilities Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund *
INVESCO Value Equity Fund

* Domestic equity and income fund

(1)Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2)Effective October 1, 2002, the fund was reopened to new investors. (3)AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4)Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5)Class A shares closed to new investors on October 30, 2002. (6)Class A3 shares were first offered on October 31, 2002.

     Pending shareholder approval, the following fund reorganizations will occur in late October or early November 2003: AIM Global Energy Fund into INVESCO Energy Fund; AIM Global Financial Services Fund into INVESCO Financial Services Fund; AIM Global Science and Technology Fund into INVESCO Technology Fund; AIM Global Utilities Fund into INVESCO Utilities Fund; AIM International Core Equity Fund into INVESCO International Blue Chip Value Fund; AIM New Technology Fund into INVESCO Technology Fund; AIM Premier Equity II Fund into AIM Premier Equity Fund; INVESCO Advantage Fund into AIM Opportunities III Fund; INVESCO Balanced Fund into INVESCO Total Return Fund; INVESCO Cash Reserves Fund into AIM Money Market Fund; INVESCO European Fund into AIM European Growth Fund; INVESCO Growth Fund into AIM Large Cap Growth Fund; INVESCO Growth & Income Fund into AIM Blue Chip Fund; INVESCO High Yield Fund into AIM High Yield Fund; INVESCO Real Estate Opportunity Fund into AIM Real Estate Fund; INVESCO Select Income Fund into AIM Income Fund; INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund; INVESCO Telecommunications Fund into INVESCO Technology Fund; INVESCO U.S. Government Securities Fund into AIM Intermediate Government Fund; INVESCO Tax-Free Money Fund into aim Tax-Exempt Cash Fund; and INVESCO Value Equity Fund into AIM Large Cap Basic Value Fund.

     For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. Data as of June 30, 2003.

Mutual     Retirement   Annuities  College    Separately  Offshore  Alternative    Cash
Funds      Products                Savings    Managed     Products  Investments    Management
                                   Plans      Accounts

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

AIMinvestments.com                                                      LTD-AR-1

                                   [COVER ART]

                              AIM MONEY MARKET FUND

                         ANNUAL REPORT TO JULY 31, 2003

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

================================================================================

                                SMALL COVER ART

                               WATER LILIES-1906

                                BY CLAUDE MONET

================================================================================

            NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This is the annual report on the performance of AIM Money
ROBERT H.           Market Fund for the fiscal year ended July 31, 2003. At the
GRAHAM]             close of the fiscal year, the fund's weighted average
                    maturity stood at 48 days and its total net assets were
AIM MONEY           $1.85 billion. Seven-day SEC yields for the fund's Cash
MARKET FUND         Reserve shares, Class B shares, Class C shares, and Class R
IS MANAGED FOR      shares were 0.55%, 0.05%, 0.30%, and 0.30%, respectively.
SAFETY OF           Had the advisor and distributor not waived fees and/or
PRINCIPAL,          reimbursed expenses, seven-day SEC yields would have been
LIQUIDITY OF        0.13% for Cash Reserve shares, -0.63% for Class B shares,
ASSETS, AND HIGH    -0.62% for Class C shares, and -0.13% for Class R shares.
CURRENT YIELD.
ROBERT H. GRAHAM    ECONOMIC CONDITIONS

                    U.S. gross domestic product (GDP), widely considered the broadest measure of economic activity, generally rose during the fiscal year. At an annualized rate, it grew by 4.0% in the third quarter of 2002 and by 1.4% in the fourth quarter. In the first and second quarters of 2003, GDP grew at an annualized rate of 1.4% and 3.1%, respectively. Unemployment rose from 5.7% at the start of the fiscal year to 6.2% at its close. In a positive note, the National Bureau of Economic Research's Business Cycle Dating Committee, announced in mid-July 2003 that the recession that began in March 2001 ended officially in November 2001.

    The short-term federal funds rate began the fiscal year at 1.75%. In November 2002, the Federal Reserve Board (the Fed) reduced the rate to 1.25%. In late June 2003, it further reduced that rate to 1.00%, its lowest level since 1958. The Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth.

YOUR FUND

Historically low interest rates generally depressed yields on money market funds, passbook savings accounts, and other short-term instruments. As short-term rates declined for much of the year, your fund managers extended the fund's weighted average maturity by investing in higher yielding, longer term securities.

    AIM Money Market Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality money market instruments including commercial paper, repurchase agreements, and U.S. Treasury and U.S. government agency securities. It should be remembered, however, that an investment in the fund is not a deposit in a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

IN CLOSING

I thank you for your continued participation in AIM Money Market Fund, and look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor for help with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246. Sincerely,


/s/ROBERT H GRAHAM
Robert H. Graham
Chairman and President
July 31, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
JULY 31, 2003


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------
COMMERCIAL PAPER-24.36%(a)

ASSET-BACKED SECURITIES-COMMERCIAL
  LOANS/LEASES-7.55%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor),
  (Acquired 04/25/03; Cost $39,831,944)
  1.25%(b)                                     08/27/03   $40,000   $   39,963,889
----------------------------------------------------------------------------------
  (Acquired 05/20/03; Cost $34,882,361)
  1.21%(b)                                     08/28/03    35,000       34,968,237
----------------------------------------------------------------------------------
  (Acquired 05/22/03; Cost $19,926,000)
  1.20%(b)                                     09/10/03    20,000       19,973,333
----------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)
  (Acquired 07/09/03; Cost $44,920,700)
  1.04%(b)                                     09/08/03    45,000       44,950,600
==================================================================================
                                                                       139,856,059
==================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-0.86%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor) (Acquired 07/10/03; Cost
  $15,943,147)
  1.04%(b)                                     11/10/03    16,000       15,953,316
==================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-9.37%

Charta Corp. (Citibank N.A.-ABS Program
  Sponsor) (Acquired 06/09/03; Cost
  $9,980,833)
  1.15%(b)(c)                                  08/08/03    10,000        9,997,764
----------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)
  (Acquired 06/11/03; Cost $46,838,633)
  1.03%(b)                                     10/09/03    47,000       46,907,214
----------------------------------------------------------------------------------
  (Acquired 05/16/03; Cost $44,735,225)
  1.19%(b)                                     11/10/03    45,000       44,849,762
----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Jupiter Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)
  (Acquired 07/22/03; Cost $34,793,179)
  1.03%(b)                                     10/14/03   $34,877   $   34,803,158
----------------------------------------------------------------------------------
Receivables Capital Corp. (Bank of America
  N.A.-ABS Program Sponsor)
  (Acquired 07/03/03; Cost $37,050,519)
  1.04%(b)(c)                                  09/03/03    37,117       37,081,615
==================================================================================
                                                                       173,639,513
==================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-2.70%

FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  1.27%                                        08/19/03    50,000       49,968,250
==================================================================================

DIVERSIFIED BANKS-3.07%

Fortis Funding
  (Acquired 07/10/03; Cost $56,817,347)
  1.03%(b)                                     10/30/03    57,000       56,853,225
==================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.81%

GE Capital International Funding, Inc.-
  Series A
  (Acquired 04/23/03; Cost $14,905,500)
  1.26%(b)                                     10/20/03    15,000       14,958,000
==================================================================================
    Total Commercial Paper (Cost
      $451,228,363)                                                    451,228,363
==================================================================================

MASTER NOTE AGREEMENTS-8.91%(d)

Merrill Lynch Mortgage Capital, Inc.
  1.29%(e)                                     08/18/03    70,000       70,000,000
----------------------------------------------------------------------------------
Morgan Stanley
  1.20%(f)                                     09/15/03    95,000       95,000,000
==================================================================================
    Total Master Note Agreements (Cost
      $165,000,000)                                                    165,000,000
==================================================================================


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-8.56%

FEDERAL HOME LOAN BANK-5.30%

Unsec. Bonds,
  3.75%                                        02/13/04   $18,000   $   18,225,573
----------------------------------------------------------------------------------
  1.42%                                        04/21/04    20,000       20,000,000
----------------------------------------------------------------------------------
  1.12%                                        07/12/04    10,000       10,000,000
----------------------------------------------------------------------------------
  1.03%                                        07/23/04    50,000       50,000,000
==================================================================================
                                                                        98,225,573
==================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-0.81%

Disc. Notes,
  1.04%                                        09/11/03    15,000       14,982,233
==================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-2.45%

Unsec. Notes,
  3.13%                                        11/15/03    45,000       45,263,717
==================================================================================
    Total U.S. Government Agency Securities
      (Cost $158,471,523)                                              158,471,523
==================================================================================

ASSET-BACKED SECURITIES-6.99%

CONSUMER RECEIVABLES-1.32%

Honda Auto Receivables 2003-2 Owner Trust,
  Class A-1 Notes,
  1.23%                                        06/11/04    15,009       15,008,903
----------------------------------------------------------------------------------
Nissan Auto Receivables 2003-A Owner Trust,
  Class A-1 Notes,
  1.30%                                        03/15/04     9,511        9,511,160
==================================================================================
                                                                        24,520,063
==================================================================================

STRUCTURED INVESTMENT VEHICLES-5.67%

Beta Finance Inc., Floating Rate (Citibank
  International PLC-ABS Program Sponsor)
  (Acquired 10/24/02; Cost $50,000,000)
  1.11%(b)(g)                                  10/07/03    50,000       50,000,000
----------------------------------------------------------------------------------
  (Acquired 10/03/02; Cost $45,000,000)
  1.11%(b)(g)                                  10/14/03    45,000       45,000,000
----------------------------------------------------------------------------------
Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A,
  1.07%(h)                                     04/15/04    10,000       10,000,000
==================================================================================
                                                                       105,000,000
==================================================================================
    Total Asset-Backed Securities (Cost
      $129,520,063)                                                    129,520,063
==================================================================================

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------


PROMISSORY NOTES-5.40%

Goldman Sachs Group, Inc. (The)
  (Acquired 03/21/03; Cost $71,000,000)
  1.26%(b)(g)(i)                               09/17/03   $71,000   $   71,000,000
----------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $29,000,000)
  1.33%(b)(g)(i)                               10/07/03    29,000       29,000,000
==================================================================================
    Total Promissory Notes (Cost
      $100,000,000)                                                    100,000,000
==================================================================================

CERTIFICATES OF DEPOSIT-3.56%

Danske Bank A/S (Denmark)
  2.00%                                        08/01/03    11,000       11,000,000
----------------------------------------------------------------------------------
National Australia Bank Ltd.
  1.26%                                        08/24/04    20,000       20,000,000
----------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  1.19%                                        08/04/04    35,000       34,996,485
==================================================================================
    Total Certificates of Deposit (Cost
      $65,996,485)                                                      65,996,485
==================================================================================

MEDIUM-TERM NOTES-2.70%

Money Market Trust LLY-
  Series 2002-B, Floating Rate Notes,
  (Acquired 12/03/02; Cost $50,000,000)
  1.17%(b)(h)(i)                               12/03/03    50,000       50,000,000
==================================================================================

VARIABLE RATE DEMAND
NOTES-2.52%

INSURED-0.35%

Michigan (State of) Housing Development
  Authority; Series C RB,
  1.05%(c)(j)(k)(l)                            12/01/20     6,405        6,405,000
==================================================================================

LETTER OF CREDIT GUARANTEED-2.17%(J)(K)(M)

Colorado (State of) Health Facilities
  Authority (National Benevolent
  Association); Series E RB
  (LOC-KBC Bank N.V.),
  1.15%(1)                                     03/01/30     9,545        9,545,000
----------------------------------------------------------------------------------
Family Express Corp., LLC-Series A, Loan
  Program Notes (LOC-Fifth Third Bank),
  1.10%                                        04/01/28     9,070        9,070,000
----------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
  Authority (Dolphins Stadium); IDR
  (LOC-Societe Generale),
  1.10%(1)                                     07/01/22       100          100,000
----------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Viking Range Corp. Project); IDR (LOC-Bank
  of America N.A.),
  1.17%(1)                                     06/01/15    14,095       14,095,000
----------------------------------------------------------------------------------


                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

PxPort Blakely Communities; Series C RB
  (LOC-Bank of America N.A.),
  1.10%(1)                                     02/15/21   $ 7,500   $    7,500,000
==================================================================================
                                                                        40,310,000
==================================================================================
    Total Variable Rate Demand Notes (Cost
      $46,715,000)                                                      46,715,000
==================================================================================

FUNDING AGREEMENT-0.54%

New York Life Insurance Co. (Acquired
  04/03/03; Cost $10,000,000)
  1.20%(b)(h)(i)                               04/07/04    10,000       10,000,000
==================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $1,176,931,434)                              1,176,931,434
==================================================================================
REPURCHASE AGREEMENTS-38.48%(n)

Banc of America Securities LLC
  1.21%(o)                                     08/01/03    60,000       60,000,000
----------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.12%(p)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)        VALUE
----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-(CONTINUED)

BNP Paribas Securities Corp.-New York Branch
  (France)
  1.12%(q)                                     08/01/03   $67,706   $   67,706,034
----------------------------------------------------------------------------------
  1.20%(r)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.19%(s)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.12%(t)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.12%(u)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.12%(v)                                     08/01/03    85,000       85,000,000
----------------------------------------------------------------------------------
  1.23%(w)                                     08/01/03    75,000       75,000,000
==================================================================================
    Total Repurchase Agreements (Cost
      $712,706,034)                                                    712,706,034
==================================================================================
TOTAL INVESTMENTS-102.02% (Cost
  $1,889,637,468)(x)                                                 1,889,637,468
==================================================================================
OTHER ASSETS LESS LIABILITIES-(2.02%)                                  (37,364,191)
==================================================================================
NET ASSETS-100.00%                                                  $1,852,273,277
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Disc.   - Discounted
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
RB      - Revenue Bonds
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/03 was $656,260,114, which represented 35.43% of the Fund's net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Co.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 07/31/03.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 07/31/03.
(g) Interest rates are redetermined daily. Rate shown is the rate in effect on 07/31/03.
(h) Interest rates are redetermined monthly. Rates shown are rates in effect on 07/31/03.
(i) Security considered to be illiquid. The aggregate market value of these securities at 07/31/03 was $160,000,000 which represented 8.64% of the Fund's net assets.
(j) Interest rates are redetermined weekly. Rates shown are rates in effect on 07/31/03.
(k) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(l) Interest on this security is taxable income to the Fund.
(m) Principal and interest payments are guaranteed by the letter of credit agreement.

(n) Collateral on repurchase agreements, including the Fund's pro rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities (money market funds only). Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(o) Repurchase agreement entered into 07/31/03 with a maturing value of $60,002,017. Collateralized by $60,659,655 corporate obligations, 0.01% to 7.00% due 07/15/05 to 09/01/30 with an aggregate market value at 07/31/03 of $63,000,001.
(p) Joint repurchase agreement entered into 07/31/03 with a maturing value of $624,136,058. Collateralized by $625,305,000 U.S. Government obligations, 0% to 6.25% due 02/26/04 to 09/15/11 with an aggregate market value at 07/31/03 of $636,599,808.
(q) Joint repurchase agreement entered into 07/31/03 with a maturing value of $500,015,556. Collateralized by $455,553,000 U.S. Government obligations, 5.00% to 6.88% due 05/15/04 to 09/15/11 with an aggregate market value at 07/31/03 of $510,000,993.
(r) Repurchase agreement entered into 07/31/03 with a maturing value of $85,002,833. Collateralized by $80,527,782 corporate obligations, 3.25% to 9.80% due 05/16/05 to 06/01/16 with an aggregate market value at 07/31/03 of $89,250,001.
(s) Repurchase agreement entered into 07/31/03 with a maturing value of $85,002,810. Collateralized by $201,799,264 corporate obligations, 0% to 7.71% due 03/01/06 to 07/05/35 with an aggregate market value at 07/31/03 of $89,250,000.
(t) Joint repurchase agreement entered into 07/31/03 with a maturing value of $500,015,556. Collateralized by $556,079,881 U.S. Government obligations, 4.50% to 7.00% due 09/01/17 to 08/01/33 with an aggregate market value at 07/31/03 of $510,002,294.
(u) Joint repurchase agreement entered into 07/31/03 with a maturing value of $250,007,778. Collateralized by $286,330,000 U.S. Government obligations, 4.50% to 6.00% due 09/01/17 to 07/01/33 with an aggregate market value at 07/31/03 of $255,001,995.
(v) Joint repurchase agreement entered into 07/31/03 with a maturing value of $750,023,333. Collateralized by $758,853,097 U.S. Government obligations, 4.00% to 7.25% due 02/15/04 to 07/01/33 with an aggregate market value at 07/31/03 of $765,001,266.
(w) Repurchase agreement entered into 07/31/03 with a maturing value of $75,002,563. Collateralized by $389,240,300 corporate obligations, 0% to 7.75% due 12/18/10 to 07/11/43 with an aggregate market value at 07/31/03 of $78,750,000.
(x) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
JULY 31, 2003

ASSETS:

Investments, excluding repurchase agreements
  at value (amortized cost)                   $1,176,931,434
------------------------------------------------------------
Repurchase agreements                            712,706,034
------------------------------------------------------------
Cash                                                   6,499
------------------------------------------------------------
Receivables for:
  Fund shares sold                                38,256,721
------------------------------------------------------------
  Interest                                         1,457,940
------------------------------------------------------------
Investment for deferred compensation plan             82,816
------------------------------------------------------------
Other assets                                         154,560
============================================================
    Total assets                               1,929,596,004
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           34,996,485
------------------------------------------------------------
  Fund shares reacquired                          41,337,329
------------------------------------------------------------
  Dividends                                           53,902
------------------------------------------------------------
  Deferred compensation plan                          82,816
------------------------------------------------------------
Accrued distribution fees                            636,946
------------------------------------------------------------
Accrued trustees' fees                                 1,371
------------------------------------------------------------
Accrued transfer agent fees                           79,912
------------------------------------------------------------
Accrued operating expenses                           133,966
============================================================
    Total liabilities                             77,322,727
============================================================
Net assets applicable to shares outstanding   $1,852,273,277
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,852,113,368
------------------------------------------------------------
Undistributed net investment income                  159,909
============================================================
                                              $1,852,273,277
____________________________________________________________
============================================================

NET ASSETS:

AIM Cash Reserve Shares                       $1,188,876,324
____________________________________________________________
============================================================
Class B                                       $  543,810,575
____________________________________________________________
============================================================
Class C                                       $  113,306,025
____________________________________________________________
============================================================
Class R                                       $    6,280,353
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

AIM Cash Reserve Shares                        1,188,857,238
____________________________________________________________
============================================================
Class B                                          543,801,758
____________________________________________________________
============================================================
Class C                                          113,304,148
____________________________________________________________
============================================================
Class R                                            6,280,270
____________________________________________________________
============================================================
Net asset value and offering price per share
  for each class                              $         1.00
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
FOR THE YEAR ENDED JULY 31, 2003

INVESTMENT INCOME:

Interest                                                      $29,297,390
=========================================================================

EXPENSES:

Advisory fees                                                  10,145,165
-------------------------------------------------------------------------
Administrative services fees                                      406,127
-------------------------------------------------------------------------
Custodian fees                                                     76,482
-------------------------------------------------------------------------
Distribution fees -- AIM Cash Reserve Shares                    2,854,476
-------------------------------------------------------------------------
Distribution fees -- Class B                                    6,669,844
-------------------------------------------------------------------------
Distribution fees -- Class C                                    1,167,526
-------------------------------------------------------------------------
Distribution fees -- Class R                                       17,527
-------------------------------------------------------------------------
Transfer agent fees                                             3,700,720
-------------------------------------------------------------------------
Trustees' fees                                                     20,736
-------------------------------------------------------------------------
Other                                                             637,578
=========================================================================
    Total expenses                                             25,696,181
=========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                   (4,241,727)
=========================================================================
    Net expenses                                               21,454,454
=========================================================================
Net investment income                                           7,842,936
=========================================================================
Net realized gain from investment securities                       44,022
=========================================================================
Net increase in net assets resulting from operations          $ 7,886,958
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the years ended July 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    7,842,936    $   19,419,288
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                        44,022             1,145
==============================================================================================
    Net increase in net assets resulting from operations           7,886,958        19,420,433
==============================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                         (7,299,075)      (15,341,349)
----------------------------------------------------------------------------------------------
  Class B                                                           (432,412)       (3,410,961)
----------------------------------------------------------------------------------------------
  Class C                                                           (100,719)         (666,967)
----------------------------------------------------------------------------------------------
  Class R                                                            (10,730)              (11)
==============================================================================================
    Total distributions from net investment income                (7,842,936)      (19,419,288)
==============================================================================================
Distributions to shareholders from net realized gains:
  AIM Cash Reserve Shares                                            (35,590)               --
----------------------------------------------------------------------------------------------
  Class B                                                            (20,898)               --
----------------------------------------------------------------------------------------------
  Class C                                                             (3,549)               --
----------------------------------------------------------------------------------------------
  Class R                                                                (38)               --
==============================================================================================
    Total distributions from net realized gains                      (60,075)               --
==============================================================================================
    Decrease in net assets resulting from distributions           (7,903,011)      (19,419,288)
==============================================================================================
Share transactions-net:
  AIM Cash Reserve Shares                                         67,004,557       184,349,260
----------------------------------------------------------------------------------------------
  Class B                                                       (174,148,217)      278,519,026
----------------------------------------------------------------------------------------------
  Class C                                                         (5,640,712)       32,062,975
----------------------------------------------------------------------------------------------
  Class R                                                          6,270,260            10,010
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (106,514,112)      494,941,271
==============================================================================================
    Net increase (decrease) in net assets                       (106,530,165)      494,942,416
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,958,803,442     1,463,861,026
==============================================================================================
  End of year                                                 $1,852,273,277    $1,958,803,442
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
JULY 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.55% on the first $1 billion of the Fund's average daily net assets, plus 0.50% on the Fund's average daily net assets in excess of $1 billion. AIM and/or A I M Distributors, Inc. ("AIM Distributors") voluntarily waived fees and/or reimbursed expenses in order to increase the Fund's yield. Waivers and/or reimbursements may be changed from time to time. During the year ended July 31, 2003, AIM waived fees of $2,809,789.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $406,127 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $2,290,443 for such services.

    The Trust has entered into master distribution agreements with AIM Distributors to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of the Fund. Investor Class shares have not commenced operations. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the AIM Cash Reserve Shares, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the AIM Cash Reserve Shares, Class B, Class C and Class R shares paid $2,854,476, $5,497,582, $943,558 and $17,527, respectively after AIM Distributors waived and/or reimbursed plan fees of $1,172,262 and $223,968 for Class B and Class C shares, respectively.

    Contingent deferred sales charges ("CDSC") are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended July 31, 2003, AIM Distributors retained $2,2310,327, $43,330, $280,508 and $0 from AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $35,708 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $35,708.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid legal fees of $6,285 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the year ended July 31, 2003.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended July 31, 2003 and 2002 was as follows:

                                        2003          2002
--------------------------------------------------------------
Distributions paid from ordinary
  income                             $7,903,011    $19,419,288
______________________________________________________________
==============================================================

Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                 $      280,839
------------------------------------------------------------
Temporary book/tax differences                      (120,930)
------------------------------------------------------------
Shares of beneficial interest                  1,852,113,368
============================================================
Total net assets                              $1,852,273,277
____________________________________________________________
============================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of distributions and other items on July 31, 2003, undistributed net investment income was increased by $159,909, undistributed net realized gains decreased by $48,683 and shares of beneficial interest decreased by $111,226. This reclassification had no effect on the net assets of the Fund.

NOTE 8--SHARE INFORMATION

The Fund currently consists of five different classes of shares: AIM Cash Reserve Shares, Class B shares, Class C shares, Class R shares and Investor Class shares. AIM Cash Reserve Shares, Class R shares and Investor Class shares are sold at net asset value. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to AIM Cash Reserve Shares eight years after the end of the calendar month of purchase. Investor Class shares have not commenced operations.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED JULY 31,
                                                           ----------------------------------------------------------------------
                                                                         2003                                 2002
                                                           ---------------------------------    ---------------------------------
                                                               SHARES            AMOUNT             SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  AIM Cash Reserve Shares                                   5,372,980,834    $ 5,372,980,834     7,239,176,762    $ 7,239,176,762
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     485,890,867        485,890,867       920,671,959        920,671,959
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                     570,319,822        570,319,822       492,311,444        492,311,444
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                     24,594,921         24,594,921            14,201             14,201
=================================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Shares                                       6,288,154          6,288,154        12,953,250         12,953,250
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         408,246            408,246         3,021,507          3,021,507
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                          89,880             89,880           550,550            550,550
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                          9,756              9,756                 5                  5
=================================================================================================================================
Automatic conversion of Class B shares to AIM Cash
  Reserve Shares:**
  AIM Cash Reserve Shares                                      25,073,560         25,073,560                --                 --
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (25,073,560)       (25,073,560)               --                 --
=================================================================================================================================
Reacquired:
  AIM Cash Reserve Shares                                  (5,337,337,991)    (5,337,337,991)   (7,067,780,752)    (7,067,780,752)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (635,373,770)      (635,373,770)     (645,174,440)      (645,174,440)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                    (576,050,414)      (576,050,414)     (460,799,019)      (460,799,019)
---------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                    (18,334,417)       (18,334,417)           (4,196)            (4,196)
=================================================================================================================================
                                                             (106,514,112)   $  (106,514,112)      494,941,271    $   494,941,271
_________________________________________________________________________________________________________________________________
=================================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Prior to the year ended July 31, 2003, conversion of Class B shares to AIM
   Cash Reserve Shares was included in AIM Cash Reserve Shares sold and Class B shares reacquired.

NOTE 9--SIGNIFICANT EVENT


The Board of Trustees of AIM Investment Securities Funds ("Buyer") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Money Market Fund ("Buying Fund"), a series of Buyer, would acquire all of the assets of INVESCO Cash Reserves Fund ("Selling Fund"), a series of INVESCO Money Market Funds, Inc. ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                  CASH RESERVE
                                                ---------------------------------------------------------------------------------
                                                                                           SEVEN MONTHS     YEAR ENDED DECEMBER
                                                          YEAR ENDED JULY 31,                ENDED                  31,
                                                ---------------------------------------     JULY 31,       ----------------------
                                                   2003             2002         2001         2000           1999         1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $     1.00       $     1.00    $   1.00      $   1.00      $   1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.0064           0.0141      0.0467        0.0300(a)     0.0414        0.0453
=================================================================================================================================
Less distributions from net investment income      (0.0064)         (0.0141)    (0.0467)      (0.0300)      (0.0414)      (0.0453)
=================================================================================================================================
Net asset value, end of period                  $     1.00       $     1.00    $   1.00      $   1.00      $   1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                       0.64%            1.42%       4.77%         3.03%         4.22%         4.62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $1,188,876       $1,121,879    $937,532      $912,042      $989,478    $1,179,072
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets(c)            0.88%(d)         1.01%       1.06%         1.07%(e)      1.04%         0.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net
  assets                                              0.64%(d)         1.40%       4.61%         5.15%(e)      4.16%         4.53%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.03% for the year ended July 31, 2003.
(d)  Ratios are based on average net assets of $1,141,790,438.
(e)  Annualized.


                                                                                        CLASS B
                                                      ---------------------------------------------------------------------------
                                                                                             SEVEN MONTHS    YEAR ENDED DECEMBER
                                                              YEAR ENDED JULY 31,              ENDED                 31,
                                                      -----------------------------------     JULY 31,       --------------------
                                                        2003           2002        2001         2000           1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.00       $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.0007         0.0065      0.0392        0.0256(a)     0.0339      0.0371
=================================================================================================================================
Less distributions from net investment income          (0.0007)       (0.0065)    (0.0392)      (0.0256)      (0.0339)    (0.0371)
=================================================================================================================================
Net asset value, end of period                        $   1.00       $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           0.07%          0.66%       3.99%         2.59%         3.45%       3.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $543,811       $717,967    $439,445      $289,327      $404,911    $310,534
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets(c)                1.46%(d)       1.76%       1.81%         1.82%(e)      1.79%       1.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets      0.06%(d)       0.65%       3.86%         4.40%(e)      3.41%       3.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.78% for the year ended July 31, 2003.
(d)  Ratios are based on average net assets of $666,984,613.
(e)  Annualized.


                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                                                             SEVEN MONTHS    YEAR ENDED DECEMBER
                                                              YEAR ENDED JULY 31,              ENDED                 31,
                                                      -----------------------------------     JULY 31,       --------------------
                                                        2003           2002        2001         2000           1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.00       $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.0008         0.0065      0.0393        0.0256(a)     0.0339      0.0371
=================================================================================================================================
Less distributions from net investment income          (0.0008)       (0.0065)    (0.0393)      (0.0256)      (0.0339)    (0.0371)
=================================================================================================================================
Net asset value, end of period                        $   1.00       $   1.00    $   1.00      $   1.00      $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           0.09%          0.66%       4.00%         2.59%         3.44%       3.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $113,306       $118,947    $ 86,884      $ 45,457      $ 56,636    $ 27,391
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets(c)                1.44%(d)       1.76%       1.81%         1.82%(e)      1.79%       1.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets      0.08%(d)       0.65%       3.86%         4.40%(e)      3.41%       3.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.78% for the year ended July 31, 2003.
(d)  Ratios are based on average net assets of $116,752,566.
(e)  Annualized.


                                                                         CLASS R
                                                              ------------------------------
                                                                               JUNE 3, 2002
                                                                               (DATE SALES
                                                              YEAR ENDED       COMMENCED) TO
                                                              JULY 31,          JULY 31,
                                                                2003              2002
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   1.00          $   1.00
--------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.0038            0.0010
============================================================================================
Less distributions from net investment income                   (0.0038)          (0.0010)
============================================================================================
Net asset value, end of period                                 $   1.00          $   1.00
____________________________________________________________________________________________
============================================================================================
Total return(a)                                                    0.38%             0.10%
____________________________________________________________________________________________
============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  6,280          $     10
____________________________________________________________________________________________
============================================================================================
Ratio of expenses to average net assets(b)                         1.13%(c)          1.26%(d)
____________________________________________________________________________________________
============================================================================================
Ratio of net investment income to average net assets               0.39%(c)          1.15%(d)
____________________________________________________________________________________________
============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.28% for the year ended July 31, 2003.
(c)  Ratios are based on average net assets of $3,505,481.
(d)  Annualized.

REPORT OF INDEPENDENT AUDITORS
-------------------------------------------------------------------------------
To the Shareholders of AIM Money Market Fund and the Board of Trustees of AIM Investment Securities Funds:

We have audited the accompanying statement of assets and liabilities of AIM Money Market Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Money Market Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
September 10, 2003

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Investment Securities Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
---------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988             Director and Chairman, A I M Management Group
   Trustee, Chairman and                            Inc. (financial services holding company); and
   President                                        Director and Vice Chairman, AMVESCAP PLC and
                                                    Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.; Director,
                                                    Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); and Director
                                                    and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M
                                                    Distributors, Inc. (registered broker dealer),
                                                    AIM Investment Services, Inc.(3), (registered
                                                    transfer agent), and Fund Management Company
                                                    (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
---------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive
   Trustee and Executive Vice                       Officer, A I M Management Group Inc. (financial
   President                                        services holding company); Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor) and A I M Distributors, Inc.
                                                    (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3)
                                                    (registered transfer agent); and Fund
                                                    Management Company (registered broker dealer);
                                                    and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and
                                                    Chief Executive Officer, INVESCO Funds Group,
                                                    Inc. and INVESCO Distributors, Inc.; Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer
                                                    of NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie
   Trustee
---------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992             Chairman, Crockett Technology Associates
   Trustee                                          (technology consulting company)
---------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000             Director of a number of public and private
   Trustee                                          business corporations, including the Boss Group
                                                    Ltd. (private investment and management) and
                                                    Magellan Insurance Company
                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
---------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage Corp.;
   Trustee                                          President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
---------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First Century
   Trustee                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
---------------------------------------------------------------------------------------------------


NAME, YEAR OF BIRTH AND           OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   HELD BY TRUSTEE
--------------------------------  -------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946    None
   Trustee, Chairman and
   President
---------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951  Director and Chairman, INVESCO
   Trustee and Executive Vice     Bond Funds, Inc., INVESCO
   President                      Combination Stock & Bond Funds,
                                  Inc., INVESCO Counselor Series
                                  Funds, Inc., INVESCO
                                  International Funds, Inc.,
                                  INVESCO Manager Series Funds,
                                  Inc., INVESCO Money Market
                                  Funds, Inc., INVESCO Sector
                                  Funds, Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series Funds, Inc.
                                  and INVESCO Variable Investment
                                  Funds, Inc.
---------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939        Badgley Funds, Inc. (registered
   Trustee                        investment company)
---------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944      ACE Limited (insurance
   Trustee                        company); and Captaris, Inc.
                                  (unified messaging provider)
---------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941       Cortland Trust, Inc. (Chairman)
   Trustee                        (registered investment
                                  company); Annuity and Life Re
                                  (Holdings), Ltd. (insurance
                                  company)
---------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935    None
   Trustee
---------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952         Administaff
   Trustee
---------------------------------------------------------------------------------------------------

  (1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

  (2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each trustee and officer of AIM Investment Securities Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937          1990               Partner, law firm of Kramer Levin Naftalis and
   Trustee                                             Frankel LLP
------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950       1998               Formerly: Chief Executive Officer, YWCA of the
   Trustee                                             USA
------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942         1988               Partner, law firm of Pennock & Cooper
   Trustee
------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935          2001               Retired
   Trustee
------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939           1990               Executive Vice President, Development and
   Trustee                                             Operations Hines Interests Limited Partnership
                                                       (real estate development company)
------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------

   Kevin M. Carome(4) -- 1956       2003               Director, Senior Vice President, Secretary and
   Senior Vice President                               General Counsel, A I M Management Group Inc.
                                                       (financial services holding company) and A I M
                                                       Advisors, Inc.; Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director,
                                                       Vice President and General Counsel, Fund
                                                       Management Company
                                                       Formerly: Senior Vice President and General
                                                       Counsel, Liberty Financial Companies, Inc.; and
                                                       Senior Vice President and General Counsel,
                                                       Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------

   Gary T. Crum(5) -- 1947          1991               Director, Chairman and Director of Investments,
   Senior Vice President                               A I M Capital Management, Inc.; Director and
                                                       Executive Vice President, A I M Management
                                                       Group Inc.; Director and Senior Vice President,
                                                       A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955           2002               Managing Director and Chief Research
   Vice President                                      Officer -- Fixed Income, A I M Capital
                                                       Management, Inc.; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943          1992               Vice President and Chief Compliance Officer,
   Vice President                                      A I M Advisors, Inc. and A I M Capital
                                                       Management, Inc.; and Vice President, AIM
                                                       Investment Services, Inc.(3)
------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960        1992               Managing Director and Chief Cash Management
   Vice President                                      Officer, A I M Capital Management, Inc.;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M Advisors,
                                                       Inc.
------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(5) -- 1940       2002               Vice President, A I M Advisors, Inc., and
   Vice President                                      President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management,
                                                       Inc.
------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959           1988               Vice President and Fund Treasurer, A I M
   Vice President and Treasurer                        Advisors, Inc.
------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  -------------------------------

   Carl Frischling -- 1937         Cortland Trust, Inc.
   Trustee                         (registered investment company)
------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      None
   Trustee
------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        None
   Trustee
------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         None
   Trustee
------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          None
   Trustee
------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------

   Kevin M. Carome(4) -- 1956      N/A
   Senior Vice President
------------------------------------------------------------------------------------------------------

   Gary T. Crum(5) -- 1947         N/A
   Senior Vice President
------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(5) -- 1940      N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          N/A
   Vice President and Treasurer
------------------------------------------------------------------------------------------------------

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
  (4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
  (5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney
                                Houston, TX 77046               Houston, TX 77046               Suite 1200
                                                                                                Houston, TX 77010

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   100 Church Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          New York, NY 10286
Philadelphia, PA 19103          New York, NY 10022

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2003, 0% is eligible for the dividends received deduction for corporations.

    DOMESTIC EQUITY                      INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Aggressive Growth Fund          AIM Asia Pacific Growth Fund                             TAXABLE
AIM Balanced Fund*                  AIM Developing Markets Fund
AIM Basic Balanced Fund*            AIM European Growth Fund                       AIM Floating Rate Fund
AIM Basic Value Fund                AIM European Small Company Fund                AIM High Yield Fund
AIM Blue Chip Fund                  AIM Global Aggressive Growth Fund              AIM Income Fund
AIM Capital Development Fund        AIM Global Growth Fund                         AIM Intermediate Government Fund
AIM Charter Fund                    AIM Global Trends Fund                         AIM Limited Maturity Treasury Fund(5,6)
AIM Constellation Fund              AIM Global Value Fund(4)                       AIM Money Market Fund
AIM Dent Demographic Trends Fund    AIM International Core Equity Fund             AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)    AIM International Emerging Growth Fund         AIM Total Return Bond Fund
AIM Emerging Growth Fund            AIM International Growth Fund                  INVESCO Cash Reserves Fund
AIM Large Cap Basic Value Fund      INVESCO European Fund                          INVESCO High Yield Fund
AIM Large Cap Growth Fund           INVESCO International Blue Chip Value Fund     INVESCO Select Income Fund
AIM Libra Fund                                                                     INVESCO U.S. Government Money Fund
AIM Mid Cap Basic Value Fund                   SECTOR EQUITY                       INVESCO U.S. Government Securities Fund
AIM Mid Cap Core Equity Fund
AIM Mid Cap Growth Fund             AIM Global Energy Fund                                    TAX-FREE
AIM Opportunities I Fund(2)         AIM Global Financial Services Fund
AIM Opportunities II Fund(2)        AIM Global Health Care Fund                    AIM High Income Municipal Fund
AIM Opportunities III Fund(2)       AIM Global Science and Technology Fund         AIM Municipal Bond Fund
AIM Premier Equity Fund             AIM Global Utilities Fund                      AIM Tax-Exempt Cash Fund
AIM Premier Equity II Fund          AIM New Technology Fund                        AIM Tax-Free Intermediate Fund(5,6)
AIM Select Equity Fund              AIM Real Estate Fund                           INVESCO Tax-Free Bond Fund
AIM Small Cap Equity Fund           INVESCO Advantage Global Health Sciences Fund  INVESCO Tax-Free Money Fund
AIM Small Cap Growth Fund(3)        INVESCO Energy Fund
AIM Weingarten Fund                 INVESCO Financial Services Fund
INVESCO Advantage Fund              INVESCO Gold & Precious Metals Fund
INVESCO Balanced Fund *             INVESCO Health Sciences Fund
INVESCO Core Equity Fund            INVESCO Leisure Fund
INVESCO Dynamics Fund               INVESCO Multi-Sector Fund
INVESCO Growth Fund                 INVESCO Real Estate Opportunity Fund
INVESCO Growth & Income Fund        INVESCO Technology Fund
INVESCO Mid-Cap Growth Fund         INVESCO Telecommunications Fund
INVESCO Small Company Growth Fund   INVESCO Utilities Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund *
INVESCO Value Equity Fund

* Domestic equity and income fund


(1)Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2)Effective October 1, 2002, the fund was reopened to new investors. (3)AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4)Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5)Class A shares closed to new investors on October 30, 2002. (6)Class A3 shares were first offered on October 31, 2002.

           Pending shareholder approval, the following fund reorganizations will occur in late October or early November 2003: AIM Global Energy Fund into INVESCO Energy Fund; AIM Global Financial Services Fund into INVESCO Financial Services Fund; AIM Global Science and Technology Fund into INVESCO Technology Fund; AIM Global Utilities Fund into INVESCO Utilities Fund; AIM International Core Equity Fund into INVESCO International Blue Chip Value Fund; AIM New Technology Fund into INVESCO Technology Fund; AIM Premier Equity II Fund into AIM Premier Equity Fund; INVESCO Advantage Fund into AIM Opportunities III Fund; INVESCO Balanced Fund into INVESCO Total Return Fund; INVESCO Cash Reserves Fund into AIM Money Market Fund; INVESCO European Fund into AIM European Growth Fund; INVESCO Growth Fund into AIM Large Cap Growth Fund; INVESCO Growth & Income Fund into AIM Blue Chip Fund; INVESCO High Yield Fund into AIM High Yield Fund; INVESCO Real Estate Opportunity Fund into AIM Real Estate Fund; INVESCO Select Income Fund into AIM Income Fund; INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund; INVESCO Telecommunications Fund into INVESCO Technology Fund; INVESCO U.S. Government Securities Fund into AIM Intermediate Government Fund; INVESCO Tax-Free Money Fund into aim Tax-Exempt Cash Fund; and INVESCO Value Equity Fund into AIM Large Cap Basic Value Fund.

           For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. Data as of June 30, 2003.


Mutual     Retirement      Annuities   College    Separately  Offshore  Alternative    Cash
Funds      Products                    Savings    Managed     Products  Investments    Management
                                       Plans      Accounts


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--


AIMinvestments.com                              MKT-AR-1

                                  [COVER ART]

                            AIM MUNICIPAL BOND FUND

                                 ANNUAL REPORT

                                  JULY 31, 2003


                           YOUR GOALS. OUR SOLUTIONS.
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

================================================================================

                               [SMALL COVER ART]

                            WENTWORTH, NEW HAMPSHIRE

                             BY MAURICE PRENDERGAST

WENTWORTH, NEW HAMPSHIRE, 1905. JACK S. BLANTON MUSEUM OF ART, THE UNIVERSITY OF

     TEXAS AT AUSTIN. GIFT OF MARI AND JAMES A. MICHENER, 1991. FOR FURTHER

                  INFORMATION, PLEASE VISIT BLANTONMUSEUM.ORG.

================================================================================

AIM MUNICIPAL BOND FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES, CONSISTENT WITH THE PRESERVATION OF PRINCIPAL.

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o AIM Municipal Bond Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized.

o The taxable-equivalent yield is calculated in the same manner as the 30-day yield, with an adjustment for a stated, assumed tax rate.

o The fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price. The fund's distribution rate and 30-day yield will differ.

o The taxable-equivalent distribution rate is calculated in the same manner as the 30-day distribution rate, with an adjustment for a stated, assumed tax rate.

o U.S. Treasury securities such as bills, notes and bonds offer a high degree of safety, and they guarantee the payment of principal and any applicable interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.

o The average credit quality of the fund's holdings as of the close of the reporting period represents the weighted average quality rating of the securities in the portfolio as assigned by Nationally Recognized Statistical Rating Organizations based on assessment of the credit quality of the individual securities.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman High Yield Index, which represents the performance of high-yield debt securities, is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman Municipal Bond Index, which represents the performance of investment-grade municipal bonds, is compiled by Lehman Brothers, a well-known global investment bank.

o The unmanaged Lipper General Municipal Debt Fund Index represents an average of the performance of the 30 largest municipal-bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND USES TO DETERMINE HOW
 TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE,
         UPON REQUEST, BY CALLING 800-959-4246, OR ON THE AIM WEB SITE,
                              AIMinvestments.com.

            NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

   This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           This is the annual report for AIM Municipal Bond Fund for
ROBERT H.           the fiscal year ended July 31, 2003. The report includes a
GRAHAM]             managers' discussion of market conditions and fund
                    strategy, tables showing top holdings in the portfolio,
WE ENCOURAGE YOU    charts tracking fund and index performance, a complete list
TO CONTINUE TO      of portfolio holdings, and other relevant information as of
WORK CLOSELY WITH   July 31, 2003. We hope you will find the information in
YOUR FINANCIAL      this report helpful.
ADVISOR, ESPECIALLY
AS YOUR FINANCIAL   CONSULT WITH YOUR FINANCIAL ADVISOR
GOALS MAY CHANGE
OVER TIME.          Market conditions can be challenging, as the last few years
ROBERT H. GRAHAM    have demonstrated. Moreover, a wide variety of investment
                    options now exists. We strongly believe that investors can benefit from the guidance of a financial advisor, who can help them make investment choices consistent with their financial objectives and tolerance for risk. Your financial advisor also can help you stay focused on your financial goals regardless of sometimes unsettling market and economic trends. We encourage you to continue to work closely with your financial advisor, especially as your financial goals may change over time.

VISIT OUR WEB SITE

Up-to-date information about your fund is available at our Web site, aiminvestments.com. The Web site also offers economic and market commentary from senior AIM investment officers, educational articles on various investment topics, and other financial information. You also can order forms and literature at our Web site. In addition, you can check your account, conduct transactions and view your account statements. We encourage you to take advantage of the services offered at our Web site.

     As always, members of our award-winning Client Services department also are ready to help you. They can be reached at 800-959-4246.

THANK YOU FOR YOUR COMMITMENT TO AIM INVESTMENTS

We want to express our appreciation to you for your continued participation in AIM Investments. We realize the last few years have been trying for many investors, especially those with major investments in stocks and stock funds, and future market trends are unpredictable. However, we believe that those who maintain a long-term perspective and adhere to a diversified approach to investing should ultimately be rewarded for their perseverance.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
July 31, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND DELIVERS POSITIVE RETURN, CURRENT INCOME

For the fiscal year ended July 31, 2003, AIM Municipal Bond Fund provided investors with current income and, at net asset value, positive total returns. We continued to invest in a diversified portfolio of municipal bonds in an effort to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

     For the fiscal year covered by this report, the fund's Class A, Class B, and Class C shares returned 3.43%, 2.79%, and 2.67%, respectively, at net asset value. The fund's current yields as of the close of the fiscal year are shown in the chart at the bottom of page 3. At the close of the fiscal year, the fund's tax-equivalent 30-day yields approximated that of a 10-year Treasury note, which stood at 4.47% on July 31, 2003.

MARKET CONDITIONS

Both in calendar year 2002 and in the first half of 2003, municipal bond issuance reached record levels. Modest economic growth and a weak stock market combined to reduce state and local tax receipts, forcing governments to rely on the capital markets to finance their programs and deficits. Historically low interest rates also contributed to record-setting issuance as governments sought to refund higher rate bonds, thereby lowering their capital costs. For calendar year 2002 and for the first half of 2003, new issuance was roughly twice that of refunding issuance.

     For the fiscal year ended July 31, 2003, high yield issues far outperformed their investment grade corporate and municipal counterparts. The Lehman High Yield Index returned 26.96%, the Lehman Aggregate Bond Index returned 5.42%, and the Lehman Municipal Bond Index returned 3.60%. Like the bond market as a whole, yields on AAA-rated general obligation munis declined for much of the fiscal year, rising suddenly and dramatically in June and July as interest rates rose significantly.

--------------------------------------------------------------------------------

We continued to invest in a diversified portfolio of municipal bonds in an effort to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

--------------------------------------------------------------------------------

YOUR FUND

We continued to manage your fund with an emphasis on credit research rather than sector focus. We also continued to manage the fund primarily for net asset

================================================================================

PORTFOLIO COMPOSITION                   as of 7/31/03, based on total net assets

BOND HOLDINGS BY TYPE

                              [PIE CHART]

CASH & OTHER                                     2.7%
GENERAL OBLIGATION                              27.8%
REVENUE                                         69.5%

TOTAL NUMBER OF HOLDINGS                         347

WEIGHTED AVERAGE MATURITY                 18.5 YEARS

DURATION                                   7.1 YEARS

AVERAGE CREDIT QUALITY RATING                  AA/Aa

TOTAL NET ASSETS                      $450.7 MILLION

================================================================================
================================================================================
TOP 5 HOLDINGS
                                                 COUPON    MATURITY  % OF TOTAL
                                                                     NET ASSETS

1.  Louisiana (State of) Local Government
    Environmental Facilities & Community
    Development Authority                         6.55%     9/1/25     1.4%

2.  Detroit (City of) Water Supply System         5.00      7/1/30     1.3

3.  Illinois (State of) Development Finance
    Authority                                     0.85      5/1/31     1.3

4.  Mississippi (State of) Higher Education
    Assistance Corp.                              7.50      9/1/09     1.1

5.  Nevada (State of) Clark (County of)
    Bond Bank                                     5.00      6/1/31     1.1

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

================================================================================
value (NAV) stability and relatively high yield, not total return. We did this because we believe that tax-free yield is more important to tax-conscious investors, since capital appreciation, the other component of total return, is taxable. During the fiscal year, the fund's NAV ranged from a low of $7.92 to a high of $8.42 for all share classes. While we endeavor to maintain a relatively stable NAV, the fund's net asset value will vary. We continued to favor higher quality issues, and at the close of the fiscal year the fund's average credit quality was AA/Aa.

     Given economic uncertainties, we continued to favor revenue bonds over general obligation bonds, and we continued to prefer bonds of essential projects over those of more discretionary projects whenever possible. Revenue bonds are issued to finance public-works projects and are supported directly by the project's revenues; general obligation bonds are backed by the full faith and credit of a state or municipality. Revenue bonds often are considered more attractive, since many public-works projects (water and sewer improvements, for example) are necessities, and demand for them remains constant regardless of economic conditions. Because they are necessities, the income they generate may be relatively consistent, even in the event of an economic slowdown.

     Hospital, water and sewer, university, airport, and electric bonds helped fund performance during the fiscal year. Tobacco, continuing care retirement center, gas utility, and port and harbor issues hindered fund performance.

IN CLOSING

We were pleased to have been able to provide positive total return, deliver current income exempt from federal taxation, and protect shareholders' principal during the fiscal year ended July 31, 2003. We will continue to work diligently to do so going forward.

                     RICHARD A. BERRY

[PHOTO OF            Mr. Berry, Chartered Financial Analyst, is Senior Vice
RICHARD BERRY]       President of A I M Capital Management, Inc. and co-manager of AIM Municipal Bond Fund. He joined AIM in 1987 and has
been in the investment industry since 1968. Mr. Berry has been president and director of the Dallas Association of Investment Analysts, and chairman of the board of regents of the Financial Analysts Seminar. He received both a B.B.A. and an M.B.A. in finance from Texas Christian University.

                     STEPHEN D. TURMAN

[PHOTO OF            Mr. Turman, Chartered Financial Analyst, is Vice President
STEPHEN TURMAN]      of A I M Capital Management, Inc. and co-manager of AIM
                     Municipal Bond Fund. He has been in the investment industry since 1983 and joined AIM in 1985. Mr. Turman received a B.B.A. in finance from The University of Texas at Arlington.

Assisted by the municipal bond team.

================================================================================

YIELDS AND RETURNS

CURRENT YIELDS
as of 7/31/03

FUND    30-DAY        TAXABLE       30-DAY    TAXABLE
CLASS   DISTRIBUTION  EQUIVALENT    YIELD     EQUIVALENT
        RATE          30-DAY                  30-DAY
                      DISTRIBUTION            YIELD*
                      RATE*


A             4.31%        6.63%      3.29%      5.06%
B             3.76         5.78       2.75       4.23
C             3.77         5.80       2.75       4.23

*Assumes highest marginal federal income tax rate in effect on 7/31/03--35%.
================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 7/31/02-7/31/03,
excluding sales charges

CLASS A SHARES                                  3.43%

CLASS B SHARES                                  2.79

CLASS C SHARES                                  2.67

LEHMAN MUNICIPAL BOND INDEX
(Broad Market Index/Style Specific Index)       3.60

LIPPER GENERAL MUNICIPAL DEBT FUND INDEX
(Peer Group Index)                              2.82

Source: Lipper, Inc.

================================================================================

[GRAPHIC]

FOR MORE INFORMATION VISIT AIMinvestments.com

                          See important fund and index
                        disclosures inside front cover.

FUND PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
7/31/93-7/31/03

                                [MOUNTAIN CHART]

Date             AIM Municipal Bond Fund        Lehman Municipal              Lipper General Municipal
                 Class A Shares                 Bond Index                    Debt Fund Index
-----            -----------------------        ----------------              ------------------------
7/93                                9525                   10000                                 10000
10/93                               9883                   10344                                 10359
1/94                               10078                   10589                                 10575
4/94                                9566                    9979                                  9917
7/94                                9768                   10187                                 10112
10/94                               9539                    9893                                  9797
1/95                                9784                   10212                                 10127
4/95                               10080                   10643                                 10524
7/95                               10400                   10990                                 10808
10/95                              10598                   11362                                 11174
1/96                               10885                   11750                                 11583
4/96                               10751                   11489                                 11276
7/96                               10907                   11714                                 11486
10/96                              11121                   12010                                 11785
1/97                               11283                   12201                                 11940
4/97                               11335                   12252                                 11999
7/97                               11767                   12918                                 12685
10/97                              11877                   13032                                 12782
1/98                               12172                   13437                                 13188
4/98                               12165                   13392                                 13121
7/98                               12379                   13691                                 13408
10/98                              12640                   14077                                 13730
1/99                               12846                   14330                                 13952
4/99                               12838                   14323                                 13918
7/99                               12658                   14085                                 13626
10/99                              12395                   13827                                 13242
1/00                               12335                   13808                                 13135
4/00                               12595                   14189                                 13519
7/00                               12927                   14690                                 13966
10/00                              13146                   15001                                 14244
1/01                               13535                   15641                                 14819
4/01                               13605                   15662                                 14803
7/01                               13997                   16173                                 15335
10/01                              14199                   16579                                 15644
1/02                               14190                   16565                                 15559
4/02                               14341                   16756                                 15729
7/02                               14675                   17256                                 16183
10/02                              14810                   17550                                 16334
1/03                               15094                   17800                                 16537
4/03                               15400                   18179                                 16912
7/03                               15166                   17878                                 16637

Source: Lipper Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

Your fund's total return includes sales charges, expenses and management fees. The performance of the fund's share classes will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover. Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance of the index does not reflect the effects of taxes.

     This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.


FUND RETURNS

================================================================================

AVERAGE ANNUAL TOTAL RETURNS
including sales charges, as of 7/31/03

                      BEFORE    AFTER TAXES ON      AFTER TAXES ON
                      TAXES     DISTRIBUTIONS    DISTRIBUTIONS AND SALE
                                                   OF FUND SHARES
CLASS A SHARES
  10     Years          4.25%      4.19%                4.32%
   5     Years          3.16       3.15                 3.39
   1     Year         - 1.46     - 1.46                 0.64

CLASS B SHARES
 Inception ( 9/1/93)    3.92%      3.86%                3.96%
   5     Years          3.07       3.06                 3.23
   1     Year         - 2.15     - 2.15                 0.00

CLASS C SHARES
 Inception ( 8/4/97)    3.57%      3.56%                3.65%
   5     Years          3.39       3.38                 3.50
   1     Year           1.68       1.68                 2.49

================================================================================

AVERAGE ANNUAL TOTAL RETURNS
including sales charges, as of 6/30/03, the most recent calender quarter-end

                       BEFORE   AFTER TAXES ON        AFTER TAXES ON
                       TAXES    DISTRIBUTIONS     DISTRIBUTIONS AND SALE
                                                     OF FUND SHARES

CLASS A SHARES
  10     Years          4.63%      4.57%                4.63%
   5     Years          3.96       3.95                 4.06
   1     Year           3.12       3.12                 3.64

CLASS B SHARES
 Inception ( 9/1/93)    4.34%      4.28%                4.30%
   5     Years          3.84       3.83                 3.88
   1     Year           2.60       2.60                 3.10

CLASS C SHARES
 Inception ( 8/4/97)    4.26%      4.25%                4.24%
   5     Years          4.16       4.15                 4.15
   1     Year           6.62       6.62                 5.72
================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

July 31, 2003


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
ALABAMA-1.44%

Alabama (State of) Public School & College
  Authority; Capital Improvement Series 1999
  C RB
  5.75%, 07/01/17                               AA      Aa3    $1,400   $  1,538,866
------------------------------------------------------------------------------------
Birmingham (City of) Special Care Facilities
  Financing Authority (Children's Hospital of
  Alabama); Health Care Facility Series 2002
  RB
  5.38%, 06/01/23(b)                           AAA      Aaa    1,500       1,523,565
------------------------------------------------------------------------------------
Courtland (City of) Industrial Development
  Board (Champion International Corp.
  Project); Refunding Environmental
  Improvement Series 1996 RB
  6.40%, 11/01/26(c)                            --     Baa2    2,315       2,355,837
------------------------------------------------------------------------------------
Jefferson (County of);
  Prerefunded Capital Improvement Sewer
  Series 2001 A RB Wts.
  5.00%, 02/01/11(d)(e)                        AAA      Aaa      775         843,076
------------------------------------------------------------------------------------
  Unrefunded Capital Improvement Sewer Series
  2001 A RB Wts.
  5.00%, 02/01/41(b)                           AAA      Aaa      225         214,405
====================================================================================
                                                                           6,475,749
====================================================================================

ALASKA-0.24%

Alaska (State of) Housing Finance Corp.;
  Collateralized First Veterans' Home
  Mortgage Series 1992 A-2 RB
  6.75%, 12/01/24(c)                           AAA      Aaa    1,065       1,071,475
====================================================================================

AMERICAN SAMOA-0.31%

American Samoa (Territory of); Refunding
  Unlimited Tax Series 2000 GO
  6.00%, 09/01/08(b)                             A       --    1,280       1,408,141
====================================================================================

ARIZONA-1.45%

Arizona (State of) Tourism & Sports Authority
  (Multipurpose Stadium Facility); Tax Series
  2003 A RB
  5.00%, 07/01/25(b)                            --      Aaa    1,000         992,060
------------------------------------------------------------------------------------
  5.00%, 07/01/31(b)                            --      Aaa    1,000         985,150
------------------------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Radisson City Center Project);
  Refunding Development Series 2002 RB
  6.50%, 12/01/09(f)                            --       --      365         361,368
------------------------------------------------------------------------------------
  6.70%, 12/01/10(f)                            --       --      390         385,741
------------------------------------------------------------------------------------
  6.70%, 12/01/11(f)                            --       --      415         410,091
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

ARIZONA-(CONTINUED)

Pima (County of) Unified School District No.
  10; Unlimited Tax School Improvement Series
  1992 E GO
  6.50%, 07/01/05                               A+       A2    $3,100   $  3,379,868
====================================================================================
                                                                           6,514,278
====================================================================================

ARKANSAS-0.60%

Jefferson (County of) (Regional Medical
  Center Project); Refunding & Improvement
  Hospital Series 2001 RB
  5.85%, 06/01/26                                A       --      500         510,640
------------------------------------------------------------------------------------
University of Arkansas (Fayetteville Campus
  Facilities); University Series 2002 RB
  5.00%, 12/01/27(b)                            --      Aaa    1,155       1,121,690
------------------------------------------------------------------------------------
Van Buren (County of); Refunding &
  Construction Sales & Use Tax Series 2000 RB
  5.60%, 12/01/25(b)                            --      Aaa    1,000       1,050,720
====================================================================================
                                                                           2,683,050
====================================================================================

CALIFORNIA-2.15%

Abag Financing Authority for Non-Profit
  Corps. (Lincoln Glen Manor for Sr.
  Citizens); Series 2000 COP
  6.10%, 02/15/25                              BBB       --    1,000       1,052,470
------------------------------------------------------------------------------------
Abag Financing Authority for Non-Profit
  Corps. (Lytton Gardens Inc.); Series 1999
  COP
  6.00%, 02/15/19                              BBB       --    2,085       2,155,244
------------------------------------------------------------------------------------
Abag Financing Authority for Non-Profit
  Corps. (Old Fellows Home of California);
  Series 1999 COP
  6.00%, 08/15/24                              BBB       --    1,000       1,056,610
------------------------------------------------------------------------------------
California (State of) Department of Water
  Resources; Power Supply Series 2002 A RB
  5.38%, 05/01/22                              BBB+      A3    1,000         983,110
------------------------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A RB
  6.05%, 03/01/11                               --     Baa3    1,350       1,464,304
------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency (California
  Toll Road Project); Sr. Lien Series 1995 A
  RB
  6.00%, 01/01/10(d)(e)                        AAA      Aaa      400         459,396
------------------------------------------------------------------------------------
Los Angeles (County of); Series 2001 RB
  5.15%, 02/12/06 (Acquired 03/29/01; Cost
  $279,934)(f)(g)                               --       --      279         291,374
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

Sacramento (City of) Cogeneration Authority
  (Proctor & Gamble Project); Series 1995 RB
  7.00%, 07/01/04                              BBB       --    $ 500    $    524,865
------------------------------------------------------------------------------------
Sacramento City Financing Authority
  (Convention Center Hotel); Sr. Series 1999
  A RB
  6.25%, 01/01/30(f)                            --       --      750         735,885
------------------------------------------------------------------------------------
Whittier (City of) Utility Authority; Water
  Series 2003 A RB
  5.00%, 06/01/33(b)                           AAA      Aaa    1,000         977,190
====================================================================================
                                                                           9,700,448
====================================================================================

COLORADO-3.75%

Aurora (City of); Public Improvement Series
  2000 COP
  5.50%, 12/01/30(b)                           AAA      Aaa    3,230       3,327,772
------------------------------------------------------------------------------------
Broomfield (City of); Refunding & Improvement
  Sales & Use Tax Series 2002 A RB
  5.00%, 12/01/31(b)                            --      Aaa    1,000         973,340
------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority; Sr. Series 2000 A RB
  5.75%, 09/01/35(b)                           AAA      Aaa    1,000       1,063,870
------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Johnson & Wales
  University Project); Series 2003 A RB
  5.00%, 04/01/20                              AAA      Aaa    1,705       1,727,046
------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Student
  Housing-University of Colorado Foundation
  Project); Series 2002 RB
  5.00%, 07/01/22(b)                           AAA      Aaa    1,000       1,002,090
------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Exempla Inc.); Series 2002 A RB
  5.50%, 01/01/23                               A-       A1    3,500       3,450,545
------------------------------------------------------------------------------------
  5.63%, 01/01/33                               A-       A1    2,000       1,970,180
------------------------------------------------------------------------------------
El Paso (County of) School District No. 2
  (Harrison); Unlimited Tax Series 2001 GO
  5.25%, 12/01/26(b)                            --      Aaa    1,435       1,447,398
------------------------------------------------------------------------------------
Meridian Metropolitan District; Refunding &
  Improvement Unlimited Tax Series 2001 B GO
  5.00%, 12/01/25                               AA       --    1,000         963,460
------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority;
  Sr. Series 2001 A RB
  5.25%, 06/15/41(b)                           AAA      Aaa    1,000         996,670
====================================================================================
                                                                          16,922,371
====================================================================================

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE

------------------------------------------------------------------------------------

CONNECTICUT-5.10%

Brooklyn (City of); Unlimited Tax Series 1995
  GO
  5.50%, 05/01/05(d)(e)                        AAA      Aaa    $ 250    $    272,970
------------------------------------------------------------------------------------
  5.70%, 05/01/05(d)(e)                        AAA      Aaa      250         273,827
------------------------------------------------------------------------------------
Connecticut (State of) (Bradley International
  Airport); Special Obligation Parking Series
  2000 A RB
  6.60%, 07/01/24(b)(c)                          A       --    1,250       1,303,712
------------------------------------------------------------------------------------
Connecticut (State of) (Transportation
  Infrastructure); Special Obligation Tax
  Series 1991 B RB
  6.50%, 10/01/10                              AA-       A1      530         625,803
------------------------------------------------------------------------------------
  6.50%, 10/01/12                              AA-       A1    1,500       1,791,390
------------------------------------------------------------------------------------
Connecticut (State of) Area Cooperative
  Educational Services (Staff
  Development/Administration Facilities);
  Unlimited Tax Series 1999 GO
  5.63%, 07/15/19(b)                             A       --    1,060       1,096,973
------------------------------------------------------------------------------------
Connecticut (State of) Development Authority
  (Pfizer Inc. Project); Series 1982 PCR
  6.55%, 08/15/03                              AAA      Aaa      250         256,642
------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Bridgeport Hospital);
  Series 1992 A RB
  6.63%, 07/01/18(b)                           AAA      Aaa      500         515,955
------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Danbury Hospital);
  Series 1999 G RB
  5.63%, 07/01/25(b)                           AAA      Aaa      250         261,980
------------------------------------------------------------------------------------
  Unrefunded Series 1991 E RB
  6.50%, 07/01/14(b)                           AAA      Aaa      110         110,234
------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Loomis Chaffee
  School); Series 2001 D RB
  5.25%, 07/01/31                               --       A2    1,500       1,497,735
------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Stamford Hospital);
  Series 1996 F RB
  5.40%, 07/01/09(b)                           AAA      Aaa    1,000       1,089,310
------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (William W. Backus
  Hospital); Series 1997 D RB
  5.75%, 07/01/27(b)                           AAA      Aaa    1,000       1,044,640
------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Windham Community
  Memorial Hospital); Series 1996 C RB
  5.75%, 07/01/11(b)                             A     Baa3      670         711,171
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
CONNECTICUT-(CONTINUED)

Connecticut (State of) Housing Finance
  Authority (Group Home Mortgage); Special
  Obligation Series 2000 GH-5 RB
  5.85%, 06/15/30(b)                           AAA      Aaa    $ 500    $    520,565
------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program);
  Series 1996 C-1 RB
  6.30%, 11/15/17                              AAA      Aaa    1,270       1,336,040
------------------------------------------------------------------------------------
  Series 1996 C-2 RB
  6.25%, 11/15/18                              AAA      Aaa      750         788,040
------------------------------------------------------------------------------------
  Series 1996 G RB
  6.00%, 11/15/27(c)                           AAA      Aaa    1,000       1,029,450
------------------------------------------------------------------------------------
  Series 1998 C RB
  5.50%, 11/15/35(c)                           AAA      Aaa    1,775       1,795,146
------------------------------------------------------------------------------------
  Series 1998 D-2 RB
  5.45%, 11/15/24(c)                           AAA      Aaa      215         218,019
------------------------------------------------------------------------------------
  Series 2001 A-1 RB
  5.25%, 11/15/28                              AAA      Aaa      550         550,451
------------------------------------------------------------------------------------
  Sub-Series 1996 E-1 RB
  5.95%, 05/15/17                              AAA      Aaa      500         520,105
------------------------------------------------------------------------------------
  Sub-Series 1997 C-2 RB
  5.85%, 11/15/28(c)                           AAA      Aaa      360         368,302
------------------------------------------------------------------------------------
  Sub-Series 1998 E-1 RB
  5.13%, 05/15/21                              AAA      Aaa      445         447,456
------------------------------------------------------------------------------------
  Sub-Series 2000 B-2 RB
  5.85%, 05/15/31(c)                           AAA      Aaa      770         784,884
------------------------------------------------------------------------------------
Manchester (City of) Eighth Utilities
  District; Unlimited Tax Series 1991 GO
  6.75%, 08/15/06                               --      Aa3      180         204,770
------------------------------------------------------------------------------------
Mansfield (City of); Unlimited Tax Series
  1990 GO
  6.00%, 06/15/07                               --      Aa3      100         113,039
------------------------------------------------------------------------------------
  6.00%, 06/15/08                               --      Aa3      100         114,396
------------------------------------------------------------------------------------
  6.00%, 06/15/09                               --      Aa3      100         115,140
------------------------------------------------------------------------------------
New Britain (City of); Unlimited Tax Series
  1992 GO
  6.00%, 02/01/11(b)                           AAA      Aaa      400         457,728
------------------------------------------------------------------------------------
North Canaan (City of); Unlimited Tax Series
  1991 GO
  6.50%, 01/15/08                               --       A3      125         143,861
------------------------------------------------------------------------------------
  6.50%, 01/15/09                               --       A3      125         145,322
------------------------------------------------------------------------------------
  6.50%, 01/15/10                               --       A3      125         145,994
------------------------------------------------------------------------------------
  6.50%, 01/15/11                               --       A3      125         147,145
------------------------------------------------------------------------------------
Somers (City of); Unlimited Tax Series 1990
  GO
  6.00%, 12/01/10                               --       A1      190         219,906
------------------------------------------------------------------------------------
University of Connecticut; Student Fee Series
  2000 A RB
  6.00%, 11/15/10(d)(e)                        NRR      NRR    1,325       1,546,407
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

CONNECTICUT-(CONTINUED)

Westbrook (City of); Unlimited Tax Series
  1992 GO
  6.40%, 03/15/10(b)                           AAA      Aaa    $ 380    $    443,057
====================================================================================
                                                                          23,007,565
====================================================================================

DELAWARE-0.07%

Delaware (State of) Economic Development
  Authority (Osteopathic Hospital
  Association); Series 1993 A RB
  6.75%, 01/01/13(d)                           NRR      Aaa      250         300,727
====================================================================================

DISTRICT OF COLUMBIA-0.46%

District of Columbia (George Washington
  University); Series 2001 A RB
  5.13%, 09/15/31(b)                           AAA      Aaa    1,000         973,090
------------------------------------------------------------------------------------
District of Columbia (Gonzaga College High
  School); Series 1999 RB
  5.38%, 07/01/19(b)                           AAA      Aaa    1,055       1,092,147
====================================================================================
                                                                           2,065,237
====================================================================================

FLORIDA-2.24%

Crossings at Fleming Island Community
  Development District; Refunding Special
  Assessment Series 2000 B RB
  5.80%, 05/01/16(b)                           AAA      Aaa    1,000       1,106,750
------------------------------------------------------------------------------------
Escambia (County of) (Champion International
  Corp. Project); Series 1994 PCR
  6.90%, 08/01/22(c)                           BBB     Baa2    1,125       1,168,785
------------------------------------------------------------------------------------
Escambia (County of) Health Facilities
  Authority (Health Care Facility Loan-
  Veterans Hospital Project); Series 2000 RB
  5.95%, 07/01/20(b)                            --      Aaa    1,000       1,038,980
------------------------------------------------------------------------------------
Jacksonville (City of) Electric Authority;
  Water & Sewer Series 2000 A RB
  5.30%, 10/01/30                               A+      Aa3    1,000       1,009,850
------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Ascension Health Credit Group);
  Series 2002 A RB
  5.25%, 11/15/32                               AA      Aa2    1,750       1,696,450
------------------------------------------------------------------------------------
Miami-Dade (County of) (Miami International
  Airport); Aviation Series 2000 B RB
  5.75%, 10/01/29(b)                           AAA      Aaa    2,000       2,115,560
------------------------------------------------------------------------------------
Orlando (City of) Utilities Commission;
  Refunding Water & Electric Series 2002 C RB
  5.00%, 10/01/27                              AA-      Aa2    1,000         987,500
------------------------------------------------------------------------------------
Sunrise (City of) Utility System; Refunding
  Series 1998 RB
  5.00%, 10/01/28(b)                           AAA      Aaa    1,000         994,270
====================================================================================
                                                                          10,118,145
====================================================================================


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

GEORGIA-0.44%

Athens-Clarke (County of) Unified Government
  Development Authority (Catholic Health
  East); Series 2002 RB
  5.50%, 11/15/32                                A       A2    $ 500    $    488,575
------------------------------------------------------------------------------------
Floyd (County of) Hospital Authority (Floyd
  Medical Center Project); Series 2002 RAC
  5.25%, 07/01/29(b)                            --      Aaa    1,510       1,507,795
====================================================================================
                                                                           1,996,370
====================================================================================

GUAM-0.03%

Guam (Territory of) Power Authority; Series
  1993 A RB
  5.25%, 10/01/23                              BB+       --      125         118,556
====================================================================================

ILLINOIS-7.24%

Bellwood (City of); Unlimited Tax Series 2002
  GO
  5.25%, 12/01/25(b)                            --      Aaa    1,000       1,003,580
------------------------------------------------------------------------------------
Chicago (City of);
  Project & Refunding Unlimited Tax Series
  2000 C GO
  5.50%, 01/01/40(b)                           AAA      Aaa    1,750       1,792,700
------------------------------------------------------------------------------------
  Project & Refunding Unlimited Tax Series
  2001 A GO
  5.25%, 01/01/33(b)                           AAA      Aaa    3,940       3,939,803
------------------------------------------------------------------------------------
  Special Transportation Series 2001 RB
  5.25%, 01/01/31(b)                           AAA      Aaa    1,000       1,000,620
------------------------------------------------------------------------------------
Chicago (City of) (Cottage View Terrace
  Apartments); FHA/GNMA Collateralized
  Multi-Family Housing Series 2000 A RB
  6.13%, 02/20/42(c)                           AAA       --    1,575       1,618,958
------------------------------------------------------------------------------------
Chicago (City of) Parks District; Unlimited
  Tax Series 2001 D GO
  5.00%, 01/01/29(b)                           AAA      Aaa    3,000       2,903,460
------------------------------------------------------------------------------------
Freeport (City of); Unlimited Tax Sewer
  Improvement Series 2000 GO
  6.00%, 12/01/29(b)                           AAA      Aaa    1,000       1,097,870
------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Adventist Health Systems
  Project); Series 1997 A RB
  6.00%, 11/15/11(b)                           AAA      Aaa    2,500       2,840,050
------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Evanston Northwestern Healthcare
  Corp.); VRD Series 2001 C RB
  0.85%, 05/01/31(h)                           A-1+  VMIG-1    5,700       5,700,000
------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Peoples Gas Light & Coke Co.);
  Refunding Gas Supply Series 2003 RB
  5.00%, 02/01/33(b)                           AAA      Aaa    1,500       1,444,065
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Educational Facilities
  Authority (Northwestern University);
  Adjustable Rate Medium Term Series 1997 RB
  5.25%, 11/01/14(e)                           AA+      Aa1    $1,000   $  1,077,420
------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Robert Morris College); Series
  2000 RB
  5.80%, 06/01/30(b)                            --      Aaa    1,000       1,078,140
------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series 1999
  A RB
  6.00%, 11/15/19(b)                           AAA      Aaa    1,000       1,106,490
------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Evangelical Hospital Corp.);
  Refunding
  Series 1992 A RB
  6.25%, 04/15/22(d)                           NRR      Aaa    1,000       1,139,710
------------------------------------------------------------------------------------
  Series 1992 C RB
  6.25%, 04/15/22(d)                           NRR      Aaa    1,150       1,310,666
------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Dedicated
  State Tax Series 2002 A RB
  5.25%, 06/15/42(b)                           AAA      Aaa    1,000         983,640
------------------------------------------------------------------------------------
  6.00%, 12/15/29(b)(i)                        AAA      Aaa    1,500         323,895
------------------------------------------------------------------------------------
  6.02%, 06/15/30(b)(i)                        AAA      Aaa    1,000         209,190
------------------------------------------------------------------------------------
Rockford (City of) School District No. 205;
  Unlimited Tax Series 2001 GO
  5.00%, 02/01/17(b)                            --      Aaa      500         523,525
------------------------------------------------------------------------------------
Tazewell (County of) Community High School
  District No. 303 (Pekin); Unlimited Tax
  Series 1996 GO
  5.63%, 01/01/14(b)                           AAA      Aaa    1,435       1,550,245
====================================================================================
                                                                          32,644,027
====================================================================================

INDIANA-2.93%

Carmel (City of) (Beverly Enterprises Inc.
  Project); Refunding Retirement Rental
  Housing Series 1992 RB
  8.75%, 12/01/08(f)                            --       --       75          77,316
------------------------------------------------------------------------------------
East Allen (City of) Multi-School Building
  Corp.; First Mortgage Series 2000 RB
  5.75%, 01/15/10(d)(e)                        AAA      Aaa      735         829,653
------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2000 A
  RB
  5.90%, 02/01/14(b)                           AAA      Aaa    1,000       1,113,560
------------------------------------------------------------------------------------
Indiana (State of) Housing Finance Authority;
  Single Family Mortgage Series 1995 B-1 RB
  6.15%, 07/01/17                               --      Aaa       90          92,854
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Indiana (State of) Transportation Finance
  Authority; Highway
  Series 2000 RB
  5.38%, 12/01/25                               AA      Aa2    $2,000   $  2,049,060
------------------------------------------------------------------------------------
  Unrefunded Airport Facilities Lease Series
  1992 A RB
  6.25%, 11/01/16                               AA       A1      105         107,345
------------------------------------------------------------------------------------
Indianapolis (City of) (Lake Nora & Fox Club
  Project); Multifamily Series 1999 A RB
  5.90%, 10/01/19(b)                            --      Aaa    1,795       1,893,366
------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank; Waterworks Project
  Series 2002 A RB
  5.25%, 07/01/33(b)                           AAA      Aaa    1,000         999,950
------------------------------------------------------------------------------------
Indianapolis (City of) Thermal Energy System;
  Series 2001 A RB
  5.00%, 10/01/11(b)                           AAA      Aaa    1,500       1,614,240
------------------------------------------------------------------------------------
Lafayette (City of); Sewer Series 2002 RB
  5.15%, 07/01/24(b)                           AAA      Aaa    1,000         998,680
------------------------------------------------------------------------------------
Petersburg (City of) (Indiana Power &
  Lighting Project); Refunding Series 1991
  PCR
  5.75%, 08/01/21                              BB+     Baa2    2,500       2,394,675
------------------------------------------------------------------------------------
Wa-Nee Middle School Building Corp.;
  Unlimited Tax First Mortgage Series 2001 GO
  5.50%, 01/15/20(b)                           AAA      Aaa    1,000       1,045,080
====================================================================================
                                                                          13,215,779
====================================================================================

KANSAS-0.31%

Newton (City of) (Newton Healthcare Corp.);
  Hospital Series 1994 A RB
  7.38%, 11/15/04(d)(e)                        NRR      NRR      250         274,260
------------------------------------------------------------------------------------
Overland Park (City of) Development Corp.
  (First Tier-Overland Park Project); Series
  2001 A RB
  7.38%, 01/01/32(f)                            --       --    1,135       1,140,675
====================================================================================
                                                                           1,414,935
====================================================================================

KENTUCKY-1.04%

Jefferson (County of) (Beverly Enterprises
  Project); Refunding Health Facilities
  Series 1999 RB
  5.88%, 05/01/08(f)                            --       --      595         586,938
------------------------------------------------------------------------------------
Mount Sterling (City of) (Kentucky League
  Cities); Lease Funding Series 1993 A RB
  6.15%, 03/01/13                               --      Aa3    3,000       3,106,500
------------------------------------------------------------------------------------
Russell (City of) (Bon Secours- St. Francis
  Medical Center Inc.); Series 2002 A RB
  5.63%, 11/15/30                               A-       A3    1,000         974,730
====================================================================================
                                                                           4,668,168
====================================================================================

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE

------------------------------------------------------------------------------------

LOUISIANA-6.88%

Lafayette (City of); Public Improvement Sales
  Tax Series 2000 A RB
  5.50%, 03/01/23(b)                           AAA      Aaa    $1,360   $  1,423,294
------------------------------------------------------------------------------------
Lafayette (City of) Public Power Authority;
  Refunding Electric Series 2003 A RB
  5.00%, 11/01/05(b)                           AAA      Aaa    1,500       1,611,345
------------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority;
  Capital Projects & Equipment Acquisitions
  Series 2000 RB
  6.55%, 09/01/25(b)                             A       --    6,040       6,473,974
------------------------------------------------------------------------------------
  Capital Projects & Equipment Acquisitions
  Series 2000 A RB
  6.30%, 07/01/30(b)                           AAA      Aaa    3,000       3,494,310
------------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority (BRCC Facilities
  Corp. Project); Series 2002 RB
  5.00%, 12/01/26(b)                           AAA      Aaa    1,000         978,370
------------------------------------------------------------------------------------
  5.00%, 12/01/32(b)                           AAA      Aaa    2,000       1,937,080
------------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority (Parking Facilities
  Corp. Garage Project); Series 2001 A RB
  5.20%, 10/01/20(b)                           AAA      Aaa    1,000       1,021,930
------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Ochsner Clinic Foundation
  Project); Series 2002 B RB
  5.50%, 05/15/32                               --       A3    3,250       3,140,475
------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Tulane University);
  Series 1996 RB
  6.00%, 10/01/16(b)                           AAA      Aaa    2,500       2,788,125
------------------------------------------------------------------------------------
  Series 2002 A RB
  5.13%, 07/01/27(b)                           AAA      Aaa    2,100       2,084,166
------------------------------------------------------------------------------------
  Series 2002 D RB
  5.00%, 02/15/26(b)                           AAA      Aaa      500         489,410
------------------------------------------------------------------------------------
Ouachita (Parish of) Hospital Service
  District No. 1 (Glenwood Regional Medical
  Center); Refunding Series 1996 RB
  5.70%, 05/15/16(b)                           AAA      Aaa    1,000       1,083,930
------------------------------------------------------------------------------------
St. John Baptist (Parish of) Sales Tax
  District; Series 1987 RB
  7.60%, 01/01/08(d)                           NRR      NRR      500         599,845
------------------------------------------------------------------------------------
  7.60%, 01/01/09(d)                           NRR      NRR      500         607,350
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

Tangipahoa (Parish of) Hospital Service
  District No. 1 (North Oaks Medical Center
  Project); Refunding Hospital Series 2003 A
  RB
  5.00%, 02/01/25                                A       --    $1,500   $  1,355,550
------------------------------------------------------------------------------------
  5.00%, 02/01/30                                A       --    1,000         902,040
------------------------------------------------------------------------------------
West Feliciana (Parish of) (Gulf States
  Utilities); Series 1992 A PCR
  7.50%, 05/01/15                              BB+       --    1,000       1,031,350
====================================================================================
                                                                          31,022,544
====================================================================================

MAINE-0.35%

Maine (State of) Housing Authority; Mortgage
  Series 1999 E-1 RB
  5.85%, 11/15/20                              AA+      Aa1    1,500       1,556,400
====================================================================================

MARYLAND-0.58%

Maryland (State of) Health & Higher
  Educational Facilities Authority
  (University of Maryland Medical System);
  Series 2001 RB
  5.25%, 07/01/28                                A     Baa1    1,000         974,190
------------------------------------------------------------------------------------
  5.25%, 07/01/34                                A     Baa1    1,750       1,660,365
====================================================================================
                                                                           2,634,555
====================================================================================

MASSACHUSETTS-1.16%

Massachusetts (State of) Health & Educational
  Facilities Authority (Winchester Hospital);
  Series 1994 D RB
  5.80%, 07/01/09(b)                           AAA       --    1,000       1,053,180
------------------------------------------------------------------------------------
Massachusetts (State of) Housing Finance
  Agency; Single Family Housing Series 1994
  RB
  6.60%, 12/01/26(c)                            AA      Aa3    1,020       1,048,876
------------------------------------------------------------------------------------
Massachusetts (State of) Water Resources
  Authority;
  Series 2002 B RB
  5.13%, 08/01/27(b)                           AAA      Aaa    2,000       1,993,140
------------------------------------------------------------------------------------
  Series 2002 J RB
  5.00%, 08/01/42                               AA      Aa3    1,200       1,144,692
====================================================================================
                                                                           5,239,888
====================================================================================

MICHIGAN-6.71%

Almont (City of) Community Schools; Refunding
  Unlimited Tax School Building & Site Series
  2002 GO
  5.00%, 05/01/27                              AAA      Aaa    1,000         984,890
------------------------------------------------------------------------------------
Anchor Bay School District; Refunding
  Unlimited Tax Series 2001 GO
  5.00%, 05/01/29                              AAA      Aaa    1,000         980,060
------------------------------------------------------------------------------------
Bullock Creek School District; Unlimited Tax
  Series 2000 GO
  5.50%, 05/01/22                              AAA      Aaa    1,000       1,036,320
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE

------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Chippewa Valley Schools; Refunding Unlimited
  Tax Series 2002 GO
  5.13%, 05/01/27                              AAA      Aaa    $1,000   $  1,000,970
------------------------------------------------------------------------------------
Detroit (City of) School District; Unlimited
  Tax Series 2001 A GO
  5.13%, 05/01/31(b)                           AAA      Aaa    1,000         990,420
------------------------------------------------------------------------------------
Detroit (City of) Water Supply System;
  Prerefunded Sr. Lien Series 2001 A RB
  5.25%, 07/01/11(d)(e)                        AAA      Aaa    1,655       1,822,238
------------------------------------------------------------------------------------
  Sr. Lien Series 2001 A RB
  5.00%, 07/01/30(b)                           AAA      Aaa    6,000       5,835,420
------------------------------------------------------------------------------------
  Unrefunded Sr. Lien Series 2001 A RB
  5.25%, 07/01/33(b)                           AAA      Aaa    1,845       1,856,771
------------------------------------------------------------------------------------
Grand Rapids (City of) Building Authority;
  Series 2002 A RB
  5.00%, 10/01/22(b)                           AAA      Aaa    1,660       1,670,807
------------------------------------------------------------------------------------
Lake Orion Community School District;
  Refunding Unlimited Tax Series 1994 GO
  7.00%, 05/01/05(d)(e)                        AAA      Aaa    2,500       2,769,525
------------------------------------------------------------------------------------
Lincoln Park (City of) School District;
  Unlimited Tax Series 1996 GO
  6.00%, 05/01/06(d)(e)                        AAA      Aaa    1,210       1,352,199
------------------------------------------------------------------------------------
Melvindale-Northern Allen Park School
  District; Limited Tax Building & Site
  Series 2003 GO
  5.00%, 05/01/28(b)                           AAA      Aaa    1,500       1,466,565
------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Drinking Water Revolving Fund); Series
  2000 RB
  5.50%, 10/01/10(d)(e)                        AAA      Aaa    1,000       1,133,380
------------------------------------------------------------------------------------
Michigan (State of) Public Water Agency
  (Combustion Turbine No. 1); Series 2001 A
  RB
  5.25%, 01/01/24(b)                           AAA      Aaa    2,500       2,552,675
------------------------------------------------------------------------------------
Ypsilanti (City of) School District;
  Refunding Unlimited Tax Series 1996 GO
  5.75%, 05/01/07(d)(e)                        AAA      Aaa    4,275       4,784,024
====================================================================================
                                                                          30,236,264
====================================================================================

MINNESOTA-0.43%

Minneapolis (City of); Unlimited Tax Parking
  Ramp Series 2000 A GO
  5.90%, 12/01/20                              AAA      Aa1    1,000       1,098,870
------------------------------------------------------------------------------------
Minneapolis & St. Paul (Cities of)
  Metropolitan Airports Commission (Northwest
  Airlines Inc.); Special Facilities Series
  2001 A RB
  7.00%, 04/01/25(c)(f)                         --       --    1,000         839,200
====================================================================================
                                                                           1,938,070
====================================================================================


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

MISSISSIPPI-1.32%

Mississippi (State of); Refunding Unlimited
  Tax Series 2003 A GO
  5.25%, 11/01/17                               AA      Aa3    $ 250    $    269,265
------------------------------------------------------------------------------------
  5.25%, 11/01/19                               AA      Aa3      500         532,130
------------------------------------------------------------------------------------
Mississippi (State of) Higher Education
  Assistance Corp.; Sub-Series 1994 C RB
  7.50%, 09/01/09(c)                            --       A2    5,000       5,129,700
====================================================================================
                                                                           5,931,095
====================================================================================

MISSOURI-0.89%

Kansas City Industrial Development Authority
  (General Motors Corp. Project); Series 1984
  PCR
  6.05%, 04/01/06                              BBB     Baa1      170         170,343
------------------------------------------------------------------------------------
Missouri (State of) Environmental Improvement
  & Energy Resources Authority (State
  Revolving Fund);
  Prerefunded Water Series 1995 C PCR
  5.85%, 01/01/05(d)(e)                        NRR      Aaa      730         783,487
------------------------------------------------------------------------------------
  Unrefunded Water Series 1995 C PCR
  5.85%, 01/01/10                               --      Aaa      270         286,683
------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities Series
  2001 A RB
  5.13%, 06/15/41                              AA+      Aa1    2,750       2,754,235
====================================================================================
                                                                           3,994,748
====================================================================================

NEBRASKA-0.23%

Omaha (City of) Public Power District;
  Electric Series 2002 A RB
  5.20%, 02/01/22                               AA      Aa2    1,000       1,016,500
====================================================================================

NEVADA-3.35%

Boulder (City of) (Boulder City Hospital Inc.
  Project); Refunding Hospital Series 1998 RB
  5.85%, 01/01/22(f)                            --       --      500         421,380
------------------------------------------------------------------------------------
Clark (County of); Airport Lien Sub-Series
  2001 B RB
  5.25%, 07/01/34(b)                           AAA      Aaa    3,000       2,986,200
------------------------------------------------------------------------------------
Clark (County of) (Nevada Power Co. Project);
  Refunding Series 1992 C IDR
  7.20%, 10/01/22                               BB      Ba2    1,500       1,509,225
------------------------------------------------------------------------------------
Clark (County of) Bond Bank; Limited Tax
  Series 2001 GO
  5.00%, 06/01/31(b)                           AAA      Aaa    5,000       4,860,600
------------------------------------------------------------------------------------
Humboldt (County of) (Sierra Pacific
  Project); Refunding Series 1987 PCR
  6.55%, 10/01/13(b)                           AAA      Aaa    3,000       3,096,360
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

NEVADA-(CONTINUED)

Reno (City of) Redevelopment Agency;
  Refunding Sub-Series 1995 A TAN
  6.00%, 06/01/10                               --     Baa3    $1,185   $  1,232,175
------------------------------------------------------------------------------------
Truckee Meadows Water Authority; Water Series
  2001 A RB
  5.13%, 07/01/30(b)                           AAA      Aaa    1,000         990,580
====================================================================================
                                                                          15,096,520
====================================================================================

NEW JERSEY-2.44%

New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project);
  Special Facility Series 1999 RB
  6.25%, 09/15/29(c)                             B     Caa2    4,750       3,997,838
------------------------------------------------------------------------------------
  6.40%, 09/15/23(c)                             B     Caa2    1,000         862,500
------------------------------------------------------------------------------------
  Special Facility Series 2000 RB
  7.00%, 11/15/30(c)                             B     Caa2    4,000       3,416,320
------------------------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (Raritan Bay Medical
  Center); Series 1994 RB
  7.25%, 07/01/27(f)                            --       --      250         258,948
------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp.;
  Asset-Backed Series 2002 RB
  5.75%, 06/01/32                               A-     Baa2    2,000       1,687,480
------------------------------------------------------------------------------------
  6.13%, 06/01/42                               A-     Baa2    1,000         794,140
====================================================================================
                                                                          11,017,226
====================================================================================

NEW MEXICO-1.09%

Las Cruces (City of) South Central Solid
  Waste Authority; Environmental Services
  Series 1995 RB
  5.65%, 06/01/09                               --       A3      575         599,921
------------------------------------------------------------------------------------
Los Alamos (County of) Incorporated Utility
  System; Refunding Series 1994 A RB
  6.00%, 07/01/15(b)                           AAA      Aaa    2,000       2,112,740
------------------------------------------------------------------------------------
Santa Fe (City of); Series 1994 RB
  6.25%, 06/01/04(d)(e)                        AAA      Aaa    2,100       2,190,909
====================================================================================
                                                                           4,903,570
====================================================================================

NEW YORK-3.55%

Metropolitan Transportation Authority;
  Dedicated Tax Fund Series 2000 A RB
  5.88%, 04/01/10(d)(e)                        AAA      Aaa    1,500       1,714,590
------------------------------------------------------------------------------------
  Refunding Series 2002 A RB
  5.13%, 01/01/29                              AA-       A3    1,000         967,540
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
NEW YORK-(CONTINUED)

New York (City of);
  Prerefunded Unlimited Tax Series 1994 B1 GO
  7.38%, 08/15/04(d)(e)                        NRR      Aaa   $  500    $    537,460
------------------------------------------------------------------------------------
  Prerefunded Unlimited Tax Series 1996 A GO
  6.25%, 08/01/06(d)(e)                        NRR      NRR    2,540       2,893,162
------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1991 B GO
  7.00%, 02/01/18(b)                           AAA      Aaa       40          40,377
------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1996 A GO
  6.25%, 08/01/17                                A       A2      495         545,955
------------------------------------------------------------------------------------
New York (City of) Municipal Water Finance
  Authority;
  Water & Sewer System Series 1996 A RB
  5.50%, 06/15/24(b)                           AAA      Aaa    1,000       1,051,540
------------------------------------------------------------------------------------
  Water & Sewer System Series 1997 B RB
  5.75%, 06/15/29                               AA      Aa2    3,850       4,133,129
------------------------------------------------------------------------------------
  Water & Sewer System Series 2003 E RB
  5.00%, 06/15/38                               AA      Aa2    2,000       1,904,940
------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (State University Educational Facilities);
  Series 1995 A RB
  6.50%, 05/15/06                              AA-       A3    1,000       1,114,640
------------------------------------------------------------------------------------
New York (State of) Environmental Facilities
  Corp. (State Water Revolving Project);
  Unrefunded Series 1991 E PCR
  6.88%, 06/15/10                              AAA      Aaa    1,100       1,101,947
====================================================================================
                                                                          16,005,280
====================================================================================

NORTH CAROLINA-1.27%

North Carolina (State of) Eastern Municipal
  Power Agency; Power System Series 1993 A RB
  6.13%, 01/01/10(d)                           AAA      Aaa    1,500       1,724,145
------------------------------------------------------------------------------------
North Carolina (State of) Housing Finance
  Agency; Single Family Series 1996 II RB
  6.20%, 03/01/16                               AA      Aa2      400         417,588
------------------------------------------------------------------------------------
North Carolina (State of) Municipal Power
  Agency (No. 1 Catawba Electric Project);
  Refunded Series 1990 RB
  6.50%, 01/01/10(d)                           AAA      Aaa      260         303,888
------------------------------------------------------------------------------------
  Refunding Series 1992 RB
  7.25%, 01/01/07                              BBB+    Baa1    2,890       3,256,741
====================================================================================
                                                                           5,702,362
====================================================================================

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE

------------------------------------------------------------------------------------

OHIO-2.19%

Cuyahoga (County of); Refunding Series 2003 A
  RB
  5.50%, 01/01/29                                A       A1   $1,000    $  1,000,700
------------------------------------------------------------------------------------
Fairfield (City of) School District;
  Unlimited Tax Series 1995 GO
  6.10%, 12/01/05(d)(e)                        AAA      Aaa    1,000       1,107,480
------------------------------------------------------------------------------------
Findlay (City of); Limited Tax Series 1996 GO
  5.88%, 07/01/17                              AA-      Aa3    1,000       1,100,390
------------------------------------------------------------------------------------
Montgomery (County of) (Grandview Hospital &
  Medical Center); Refunding Hospital Series
  1997 RB
  5.50%, 12/01/09(d)(e)                        NRR      NRR    1,000       1,122,520
------------------------------------------------------------------------------------
Ohio (State of) Department of Transportation
  (Panhandle Rail Line Project); Series 1992
  COP
  6.50%, 04/15/12(b)                           AAA      Aaa    1,035       1,049,976
------------------------------------------------------------------------------------
Stark (County of) Lake Local School District;
  Unlimited Tax Series 2000 GO
  5.75%, 12/01/26(b)                           AAA      Aaa    2,500       2,676,825
------------------------------------------------------------------------------------
University of Cincinnati; Series 2002 F RB
  5.00%, 06/01/22                              AA-      Aa3      820         816,974
------------------------------------------------------------------------------------
  5.00%, 06/01/23                              AA-      Aa3    1,000         990,010
====================================================================================
                                                                           9,864,875
====================================================================================

OKLAHOMA-1.93%

Mustang (City of) Improvement Authority;
  Utility Series 1999 RB
  5.70%, 10/01/19(b)                            --      Aaa    1,500       1,620,240
------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (St. John Health System);
  Refunding Series 1999 RB
  5.75%, 02/15/18                               AA      Aa3      675         712,496
------------------------------------------------------------------------------------
  5.75%, 02/15/25                               AA      Aa3    1,750       1,835,208
------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  State Loan Program Series 2003 A RB
  5.00%, 10/01/22                              AA+       --    1,000         985,390
------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (St.
  John's Medical Center Project); Hospital
  Series 1994 RB
  6.25%, 02/15/06(d)(e)                        NRR      NRR    2,000       2,212,140
------------------------------------------------------------------------------------
Tulsa (City of) Public Facilities Authority;
  Capital Improvement Series 1988 B RB
  6.00%, 03/01/08                               A+       --    1,305       1,329,195
====================================================================================
                                                                           8,694,669
====================================================================================

OREGON-0.74%

Cow Creek Band Umpqua Tribe of Indians;
  Series 1998 B RB
  5.10%, 07/01/12 (Acquired 08/18/98; Cost
  $997,470)(b)(g)                              AAA      Aaa    1,000       1,030,870
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
OREGON-(CONTINUED)

Portland (City of) Sewer System; Series 1994
  A RB
  6.20%, 06/01/04(d)(e)                        AAA      NRR   $1,200    $  1,263,360
------------------------------------------------------------------------------------
  6.25%, 06/01/04(d)(e)                        AAA      NRR    1,000       1,053,210
====================================================================================
                                                                           3,347,440
====================================================================================

PENNSYLVANIA-2.79%

Allegheny (County of) Higher Education
  Building Authority (Carnegie Mellon
  University); Series 2002 RB
  5.25%, 03/01/32                              AA-       --    1,500       1,508,160
------------------------------------------------------------------------------------
Allegheny (County of) Port Authority; Special
  Transportation Series 1999 RB
  6.13%, 03/01/09(d)(e)                        AAA      Aaa    1,000       1,161,550
------------------------------------------------------------------------------------
Benton (City of) Area School District;
  Unlimited Tax Series 2002 B GO
  5.13%, 06/01/31(b)                            --      Aaa    1,000         996,250
------------------------------------------------------------------------------------
Chester (County of) Industrial Development
  Authority (Westtown School Project);
  Educational Facilities Series 2002 RB
  5.00%, 01/01/31(b)                           AAA      Aaa    1,000         978,050
------------------------------------------------------------------------------------
Clarion (County of) Industrial Development
  Authority (Beverly Enterprises Inc.
  Project); Refunding Series 2001 RB
  7.38%, 12/01/08(f)                            --       --    1,450       1,461,499
------------------------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Pennsburg Nursing &
  Rehabilitation Center); Series 1993 RB
  7.63%, 03/31/04(d)(e)                        NRR      Aaa      100         107,108
------------------------------------------------------------------------------------
Pennsylvania (State of); Unlimited Tax Third
  Series 1994 GO
  6.75%, 11/15/04(d)(e)                        AAA      Aaa    1,250       1,360,363
------------------------------------------------------------------------------------
Pennsylvania (State of) Economic Development
  Financing Authority (Colver Project);
  Resource Recovery Series 1994 D RB
  7.05%, 12/01/10(c)                           BBB-      --    2,900       3,005,763
------------------------------------------------------------------------------------
Pennsylvania (State of) Public School
  Building Authority (Lehigh Career &
  Technical Institution); Series 2001 RB
  5.00%, 10/01/26(b)                            --      Aaa    1,000         987,770
------------------------------------------------------------------------------------
Spring-Ford Area School District; Unlimited
  Tax Series 2002 GO
  5.00%, 04/01/23(b)                            --      Aaa    1,025       1,028,506
====================================================================================
                                                                          12,595,019
====================================================================================

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE

------------------------------------------------------------------------------------

PUERTO RICO-0.50%

Children's Trust Fund;
  Asset-Backed Tobacco Settlement Series 2000
  RB
  5.38%, 05/15/33                               A-     Baa2   $  500    $    429,200
------------------------------------------------------------------------------------
  Tobacco Settlement Series 2000 RB
  6.00%, 07/01/10(d)(e)                        AAA      NRR    1,000       1,148,840
------------------------------------------------------------------------------------
Puerto Rico (Commonwealth of); Unlimited Tax
  Public Improvement Series 2000 GO
  6.00%, 07/01/29                               A-     Baa1      500         548,660
------------------------------------------------------------------------------------
Puerto Rico (Commonwealth of) Highway &
  Transportation Authority; Transportation
  Series 2000 B RB
  6.00%, 07/01/10(d)(e)                        NRR      NRR      100         116,002
====================================================================================
                                                                           2,242,702
====================================================================================

RHODE ISLAND-0.68%

Tobacco Settlement Financing Corp.;
  Asset-Backed Series 2002 A RB
  6.00%, 06/01/23                               A-     Baa2    3,500       3,043,215
====================================================================================

SOUTH CAROLINA-1.62%

Piedmont Municipal Power Agency; Refunding
  Electric Series 1986 A RB
  5.75%, 01/01/24                              BBB-    Baa3    1,150       1,108,497
------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Bon Secours-St.
  Francis Medical Center Inc.); Economic
  Development Series 2002 A RB
  5.50%, 11/15/23                               A-       A3    1,000         989,070
------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Palmetto Health
  Alliance); Hospital Facilities Improvement
  Series 2000 A RB
  7.13%, 12/15/15                              BBB     Baa2    1,000       1,094,660
------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (South Carolina
  Electric & Gas Co. Project); Series 2002 A
  IDR
  5.20%, 11/01/27(b)                           AAA      Aaa    1,000       1,011,620
------------------------------------------------------------------------------------
South Carolina (State of) Public Service
  Authority; Series 2002 B RB
  5.13%, 01/01/32(b)                           AAA      Aaa    1,250       1,247,150
------------------------------------------------------------------------------------
South Carolina (State of) Transportation
  Infrastructure Bank; Series 2001 A RB
  5.00%, 10/01/29(b)                            --      Aaa    1,000         988,420
------------------------------------------------------------------------------------
Tobacco Settlement Revenue Management
  Authority; Tobacco Settlement Series 2001 B
  RB
  6.38%, 05/15/28                               A-     Baa2    1,000         862,080
====================================================================================
                                                                           7,301,497
====================================================================================


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

SOUTH DAKOTA-0.48%

Aberdeen (City of) School District No. 6-1;
  Unlimited Tax Series 2000 GO
  5.45%, 01/01/26(b)                           AAA      Aaa   $2,000    $  2,055,040
------------------------------------------------------------------------------------
South Dakota (State of) Health & Educational
  Facilities Authority (Huron Regional
  Medical Center); Series 1994 RB
  7.25%, 04/01/20                              BBB       --      100         102,770
====================================================================================
                                                                           2,157,810
====================================================================================

TENNESSEE-1.23%

Franklin (City of) Industrial Development
  Board (Landings Apartment Project);
  Refunding Multifamily Housing Series 1996 A
  RB
  5.75%, 04/01/10(b)                           AAA      Aaa      735         782,341
------------------------------------------------------------------------------------
Putnam (County of); Refunding Unlimited Tax
  Series 2001 GO
  5.25%, 04/01/17(b)                            --      Aaa    2,500       2,692,250
------------------------------------------------------------------------------------
Robertson & Somner (Counties of) White House
  Utility District; Water & Sewer Series 2000
  RB
  6.00%, 01/01/10(d)(e)                        NRR      Aaa    1,000       1,142,310
------------------------------------------------------------------------------------
Shelby (County of) Health Educational &
  Housing Facilities Board (Kirby Pines
  Retirement Community); Health Care
  Facilities Series 1997 A RB
  6.25%, 11/15/16(f)                            --       --    1,000         938,790
====================================================================================
                                                                           5,555,691
====================================================================================

TEXAS-21.33%

Allen (City of) Independent School District;
  Refunding Unlimited Tax Series 2000 GO
  (CEP-Texas Permanent School Fund)
  5.95%, 02/15/25                              AAA      Aaa    1,600       1,715,936
------------------------------------------------------------------------------------
Arlington (City of) Independent School
  District;
  Prerefunded Unlimited Tax Series 1995 GO
  (CEP-Texas Permanent School Fund)
  5.75%, 02/15/05(d)(e)                        NRR      Aaa      705         752,524
------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1995 GO
  (CEP-Texas Permanent School Fund)
  5.75%, 02/15/21                               --      Aaa      295         309,464
------------------------------------------------------------------------------------
Austin (City of); Refunding Hotel Occupancy
  Tax Sub. Lien Series 1999 RB
  5.80%, 11/15/29(b)                           AAA      Aaa    1,000       1,072,590
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Austin (City of) Community College District;
  Refunding Combined Fee Series 1995 RB
  6.10%, 02/01/05(d)(e)                        AAA      Aaa   $1,115    $  1,194,009
------------------------------------------------------------------------------------
Bellville (City of) Independent School
  District;
  Prerefunded Unlimited Tax Series 1995 GO
  (CEP-Texas Permanent School Fund)
  6.13%, 02/01/06(d)(e)                        NRR      Aaa      535         589,281
------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1995 GO
  (CEP-Texas Permanent School Fund)
  6.13%, 02/01/20                               --      Aaa      295         318,644
------------------------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (Dymaxion & Monarch Park Apartments);
  Multifamily Housing Series 2000 A RB
  6.10%, 08/01/30(b)                            --      Aaa    1,000       1,039,220
------------------------------------------------------------------------------------
Bexar (County of) Metropolitan Water
  District; Lease Purchase Series 2001 RB
  5.53%, 07/20/06 (Acquired 07/27/01; Cost
  $527,043)(f)(g)                               --       --      522         545,887
------------------------------------------------------------------------------------
Brazos (County of) Health Facilities
  Development Corp. (Franciscan Services
  Corp. Obligated Group); Series 1997 A RB
  5.38%, 01/01/22(b)                           AAA      Aaa    1,250       1,275,575
------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO (CEP-Texas Permanent School Fund)
  5.25%, 02/15/33                              AAA      Aaa    1,350       1,359,153
------------------------------------------------------------------------------------
Carrollton (City of); Limited Tax Series 1996
  GO
  5.75%, 08/15/06(d)(e)                        NRR      NRR    1,000       1,110,260
------------------------------------------------------------------------------------
Cisco (City of) Jr. College District;
  Refunding Consolidated Series 2002 RB
  5.25%, 07/01/26(b)                            --      Aaa    1,000       1,008,440
------------------------------------------------------------------------------------
Cleveland (City of) Independent School
  District; Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund)
  5.13%, 02/01/31                              AAA      Aaa    2,000       1,995,600
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Comal (County of) Independent School
  District;
  Refunding Unlimited Tax School Building
  Series 2001 GO (CEP-Texas Permanent School
  Fund)
  5.25%, 02/01/28                               --      Aaa   $1,000    $  1,008,000
------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 1999 GO
  (CEP-Texas Permanent School Fund)
  5.75%, 08/01/28                               --      Aaa    1,000       1,075,290
------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2002 GO
  (CEP-Texas Permanent School Fund)
  5.00%, 02/01/28                               --      Aaa    1,500       1,454,670
------------------------------------------------------------------------------------
DeSoto (City of) Independent School District;
  Refunding Unlimited Tax Series 1998 GO
  (CEP-Texas Permanent School Fund)
  5.13%, 08/15/17                              AAA       --    1,000       1,001,400
------------------------------------------------------------------------------------
Georgetown (City of) Utility System; Series
  1995 A RB
  6.20%, 08/15/05(d)(e)                        AAA      Aaa    1,500       1,645,665
------------------------------------------------------------------------------------
Grapevine (City of); Limited Tax Series 2000
  GO Ctfs.
  5.88%, 08/15/26(b)                           AAA      Aaa    1,610       1,727,063
------------------------------------------------------------------------------------
Harris (County of); Refunding Limited Tax
  Series 2002 GO
  5.13%, 08/15/31                              AA+      Aa1    1,000         978,870
------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care Project); Hospital Series 2001 A RB
  6.38%, 06/01/29                                A       A2      750         783,585
------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal
  Hospital Project);
  Series 2001 A RB
  5.38%, 02/15/26                              AA-       --    1,000         989,040
------------------------------------------------------------------------------------
  Series 2002 RB
  5.13%, 02/15/32                              AA-       --    1,000         946,300
------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Childrens'
  Hospital Project); Hospital Series 1999 A
  RB
  5.25%, 10/01/29                               AA      Aa2    2,000       1,985,780
------------------------------------------------------------------------------------
Harris (County of) Houston Sports Authority;
  Refunding Jr. Lien Series 2001 B RB
  5.25%, 11/15/40(b)                           AAA      Aaa    3,000       2,956,260
------------------------------------------------------------------------------------
Harris (County of) Mental Health & Mental
  Retardation Authority; Refunding Series
  1992 RB
  6.25%, 09/15/10(b)                           AAA      Aaa    4,500       4,522,005
------------------------------------------------------------------------------------
Houston (City of) Airport System; Sub. Lien
  Series 2000 B RB
  5.50%, 07/01/30(b)                           AAA      Aaa    1,000       1,028,840
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Houston (City of) Water & Sewer System; Jr.
  Lien Series 1997 C RB
  5.38%, 12/01/27(b)                           AAA      Aaa   $2,495    $  2,546,347
------------------------------------------------------------------------------------
Hurst-Euless-Bedford Independent School
  District;
  Prerefunded Unlimited Tax Series 1994 GO
  (CEP-Texas Permanent School Fund)
  6.50%, 08/15/04(d)(e)                        AAA      Aaa      640         676,243
------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1994 GO
  (CEP-Texas Permanent School Fund)
  6.50%, 08/15/24                              AAA      Aaa      360         376,999
------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Limited Tax Series 1999 GO (CEP- Texas
  Permanent School Fund)
  6.13%, 02/15/32                              AAA      Aaa    1,500       1,642,650
------------------------------------------------------------------------------------
  Unlimited Tax Series 2001 B GO (CEP-Texas
  Permanent School Fund)
  5.00%, 02/15/32                              AAA      Aaa    3,000       2,893,950
------------------------------------------------------------------------------------
Keller (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  (CEP-Texas Permanent School Fund)
  5.25%, 08/15/26                              AAA      Aaa    2,000       2,019,520
------------------------------------------------------------------------------------
  Series 1994 COP
  6.00%, 08/15/05(b)                           AAA      Aaa      655         712,548
------------------------------------------------------------------------------------
Laredo (City of) Community College District;
  Limited Tax Series 2002 GO
  5.25%, 08/01/32(b)                           AAA      Aaa    1,000       1,004,260
------------------------------------------------------------------------------------
Little Elm (City of) Independent School
  District;
  Refunding Unlimited Tax Series 1999 GO
  (CEP-Texas Permanent School Fund)
  6.00%, 08/15/35                              AAA       --    2,500       2,737,425
------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2000 GO
  (CEP-Texas Permanent School Fund)
  6.13%, 08/15/35                              AAA       --    1,000       1,095,070
------------------------------------------------------------------------------------
Lockhart (City of) Tax and Utility Systems;
  Limited Tax Series 1996 GO Ctfs.
  5.85%, 08/01/11(b)                           AAA      Aaa      605         659,916
------------------------------------------------------------------------------------
  5.90%, 08/01/06(d)(e)                        AAA      Aaa    1,100       1,226,236
------------------------------------------------------------------------------------
Nacogdoches (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO (CEP-Texas Permanent School Fund)
  5.30%, 02/15/25                              AAA      Aaa    1,765       1,787,910
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Northside Independent School District;
  Unlimited Tax Series 1999 A GO (CEP-Texas
  Permanent School Fund)
  5.50%, 08/15/24                              AAA      Aaa   $1,000    $  1,033,080
------------------------------------------------------------------------------------
Pasadena (City of); Limited Tax Series 2002
  GO Ctfs.
  5.25%, 04/01/32(b)                           AAA      Aaa    2,000       2,013,640
------------------------------------------------------------------------------------
Pflugerville (City of) Independent School
  District; Unlimited Tax Series 2000 GO
  (CEP-Texas Permanent School Fund)
  5.50%, 08/15/23                              AAA      Aaa    1,615       1,667,165
------------------------------------------------------------------------------------
Plano (City of); Limited Tax Series 2000 GO
  5.88%, 09/01/19                              AAA      Aaa      850         934,669
------------------------------------------------------------------------------------
Richardson (City of);
  Limited Tax Hotel Occupancy Series 2000 A
  GO Ctfs.
  5.75%, 02/15/21(b)                           AAA      Aaa    2,000       2,140,020
------------------------------------------------------------------------------------
  Limited Tax Series 2001 GO Ctfs.
  5.00%, 02/15/19                              AA+      Aa1    1,720       1,729,615
------------------------------------------------------------------------------------
Richardson (City of) Hospital Authority
  (Baylor/Richardson Medical Center);
  Unrefunded Hospital Series 1993 RB
  6.50%, 12/01/12                              BBB+    Baa1      785         810,410
------------------------------------------------------------------------------------
San Angelo (City of) Waterworks & Sewer
  System; Refunding & Improvement Series 2001
  RB
  5.25%, 04/01/19(b)                           AAA      Aaa    1,000       1,033,660
------------------------------------------------------------------------------------
San Antonio (City of) Independent School
  District; Unlimited Tax Series 1999 GO
  (CEP-Texas Permanent School Fund)
  5.50%, 08/15/24                              AAA      Aaa    3,500       3,632,440
------------------------------------------------------------------------------------
Schertz-Cibolo-Universal City Independent
  School District;
  Refunding Unlimited Tax Building Series
  2001 GO (CEP-Texas Permanent School Fund)
  5.13%, 08/01/25                               --      Aaa    1,535       1,531,976
------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2002 GO
  (CEP-Texas Permanent School Fund)
  5.00%, 08/01/23                               --      Aaa      750         739,740
------------------------------------------------------------------------------------
Spring Branch Independent School District;
  Limited Tax Series 2000 GO (CEP-Texas
  Permanent School Fund)
  5.75%, 02/01/24                              AAA      Aaa    1,700       1,812,523
------------------------------------------------------------------------------------

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE

------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas (State of);
  Refunding Unlimited Tax Water Development
  Series 2001 A GO
  5.25%, 08/01/35                               AA      Aa1   $1,840    $  1,847,139
------------------------------------------------------------------------------------
  Unlimited Tax Water Financial Assistance
  Series 2002 GO
  5.00%, 08/01/23                               AA      Aa1    1,000         983,860
------------------------------------------------------------------------------------
Texas (State of) (Veteran's Land); Unlimited
  Tax Series 1994 GO
  6.40%, 12/01/24(c)                            AA      Aa1    2,000       2,106,380
------------------------------------------------------------------------------------
Texas (State of) Department of Housing &
  Community Affairs (Asmara Affordable
  Housing Inc. Project); Multifamily Housing
  Series 1996 A RB
  6.30%, 01/01/16                                A       --      310         317,198
------------------------------------------------------------------------------------
Texas (State of) Public Property Finance
  Corp. (Mental Health & Mental Retardation);
  Series 1996 RB
  6.20%, 09/01/16                              BBB+      --      735         740,351
------------------------------------------------------------------------------------
Texas (State of) Turnpike Authority (Central
  Texas Turnpike System); First Tier Series
  2002 A RB
  5.50%, 08/15/39(b)                           AAA      Aaa    1,000       1,029,360
------------------------------------------------------------------------------------
Town Center Improvement District; Sales &
  Hotel Occupancy Tax Series 2001 RB
  5.13%, 03/01/23(b)                           AAA      Aaa    1,000       1,004,630
------------------------------------------------------------------------------------
  5.25%, 03/01/27(b)                           AAA      Aaa    2,800       2,819,012
------------------------------------------------------------------------------------
  5.50%, 03/01/13(b)                           AAA      Aaa    1,725       1,855,220
------------------------------------------------------------------------------------
United Independent School District; Unlimited
  Tax Series 2000 GO (CEP-Texas Permanent
  School Fund)
  5.13%, 08/15/26                              AAA      Aaa    1,000         996,630
------------------------------------------------------------------------------------
University of Texas Financing System; Series
  1999 B RB
  5.70%, 08/15/09(d)(e)                        AAA      Aaa    1,000       1,141,350
------------------------------------------------------------------------------------
Victoria (County of) (Citizens Medical
  Center); Hospital Series 1994 RB
  6.20%, 01/01/10(b)                           AAA      Aaa    1,000       1,036,100
------------------------------------------------------------------------------------
Waxahachie (City of) Independent School
  District; Refunding Unlimited Tax Series
  2002 GO (CEP-Texas Permanent School Fund)
  5.25%, 08/15/26                               --      Aaa    2,000       2,019,520
------------------------------------------------------------------------------------
  5.38%, 08/15/27                               --      Aaa    1,000       1,020,550
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Weatherford (City of) Independent School
  District;
  Prerefunded Unlimited Tax Series 1994 GO
  (CEP-Texas Permanent School Fund)
  6.40%, 02/15/05(d)(e)                        NRR      Aaa   $  900    $    969,489
------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1994 GO
  (CEP-Texas Permanent School Fund)
  6.40%, 02/15/12                               --      Aaa      100         106,322
------------------------------------------------------------------------------------
Ysleta (City of) Independent School District
  Public Facility Corp.; Refunding Lease
  Series 2001 RB
  5.38%, 11/15/24(b)                           AAA      Aaa    1,300       1,320,839
====================================================================================
                                                                          96,161,313
====================================================================================

UTAH-1.43%

Intermountain Power Agency; Power Supply
  Series 1995 B RB
  5.00%, 07/01/16(d)                           NRR      NRR    2,000       2,009,040
------------------------------------------------------------------------------------
Salt Lake (County of) (Westminster College
  Project); Series 1997 RB
  5.75%, 10/01/27                              BBB       --    1,000       1,017,740
------------------------------------------------------------------------------------
South Jordan (City of); Sales Tax Series 2001
  RB
  5.20%, 08/15/26(b)                           AAA      Aaa    1,500       1,501,920
------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
  Single Family Mortgage Sub-Series 1994 C RB
  6.05%, 07/01/06                               --      Aa1       60          63,323
------------------------------------------------------------------------------------
  Single Family Mortgage Sub-Series 1994 E-1
  RB
  6.30%, 07/01/06                              AA-       --       35          37,048
------------------------------------------------------------------------------------
  Single Family Mortgage Sub-Series 1994 G-1
  RB
  7.15%, 07/01/06                              AA-      Aaa        5           5,154
------------------------------------------------------------------------------------
  Single Family Mortgage Sub-Series 2000 B-1
  RB
  6.00%, 07/01/10(c)                           AA-      Aa3      400         417,316
------------------------------------------------------------------------------------
  Sr. Single Family Mortgage Series 1995 G-2
  RB
  6.45%, 07/01/27(c)                           AAA      Aaa      310         318,925
------------------------------------------------------------------------------------
Utah (State of) Transit Authority; Sales Tax
  Series 2002 A RB
  5.00%, 06/15/25(b)                           AAA      Aaa    1,105       1,080,502
====================================================================================
                                                                           6,450,968
====================================================================================

VERMONT-0.25%

Vermont (State of) Educational & Health
  Buildings Financing Agency (Fletcher Allen
  Health Care); Hospital Series 2000 A RB
  6.00%, 12/01/23(b)                           AAA      Aaa    1,000       1,109,080
====================================================================================

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE

------------------------------------------------------------------------------------

VIRGIN ISLANDS-0.12%

Virgin Islands (Territory of) Public Finance
  Authority (Gross Receipts Taxes Loan
  Notes); Series 1999 A RB
  6.13%, 10/01/29(b)                             A       --   $  500    $    529,360
====================================================================================

VIRGINIA-0.88%

Fauquier (County of) Industrial Development
  Authority (Fauquier Hospital Foundation,
  Inc.); Hospital Series 2002 RB
  5.25%, 10/01/31                               AA       --    1,000         982,610
------------------------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority (Virginia United Methodist Homes
  Inc.); Refunding Residential Care
  Facilities Series 2002 A RB
  6.50%, 06/01/22(f)                            --       --    1,000         972,420
------------------------------------------------------------------------------------
Norton (City of) Industrial Development
  Authority (Norton Community Hospital);
  Refunding & Improvement Hospital Series
  2001 RB
  6.00%, 12/01/22(b)                             A       --    1,000       1,041,290
------------------------------------------------------------------------------------
Virginia (State of) Resources Authority
  (Goochland County Tuckahoe Creek Service
  District Project); Water & Sewer System
  Series 2002 RB
  5.00%, 11/01/35                               AA      Aa2    1,000         977,990
====================================================================================
                                                                           3,974,310
====================================================================================

WASHINGTON-1.75%

Clark (County of) School District No. 117;
  Unlimited Tax Series 1995 GO
  6.00%, 12/01/05(d)(e)                        AAA      Aaa    1,000       1,102,780
------------------------------------------------------------------------------------
King (County of); Sewer Series 1999 RB
  5.50%, 01/01/22(b)                           AAA      Aaa    1,000       1,059,280
------------------------------------------------------------------------------------
Lewis (County of) Public Utility District No.
  1 (Cowlitz Falls Hydroelectric Project);
  Refunding Series 2003 RB
  5.00%, 10/01/21(b)                           AAA      Aaa      500         491,765
------------------------------------------------------------------------------------
Pend Oreille (County of) Public Utility
  District No. 1; Electric Series 1996 B RB
  6.30%, 01/01/17                              BBB+      A3    1,400       1,488,886
------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Providence Health System
  Project); Series 2001 A RB
  5.25%, 10/01/21(b)                           AAA      Aaa    1,000       1,015,170
------------------------------------------------------------------------------------


                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of) Public Power Supply
  System (Nuclear Project No. 1); Refunding
  Series 1996 A RB
  5.75%, 07/01/12(b)                           AAA      Aaa   $2,000    $  2,208,680
------------------------------------------------------------------------------------
West Richland (City of); Water & Sewer Series
  1994 RB
  7.00%, 12/01/04(d)(e)                        AAA      Aaa      500         539,645
====================================================================================
                                                                           7,906,206
====================================================================================

WISCONSIN-1.18%

Muskego-Norway School District; Refunding
  Unlimited Tax Series 2002 GO
  5.00%, 04/01/21(b)                            --      Aaa    1,000       1,000,630
------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.);
  Series 1996 RB
  5.75%, 08/15/16(b)                           AAA      Aaa    1,500       1,638,600
------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Sisters of the
  Sorrowful Mother Ministry Corp.);
  Series 1997 A RB
  5.90%, 08/15/24(b)                           AAA      Aaa    2,500       2,688,000
====================================================================================
                                                                           5,327,230
====================================================================================

                                                RATINGS(a)      PAR        MARKET
                                               S&P   MOODY'S   (000)       VALUE
------------------------------------------------------------------------------------


WYOMING-0.52%

Laramie (County of) (Memorial Hospital
  Project); Hospital Series 1992 RB
  6.70%, 05/01/12(b)                           AAA      Aaa   $  250    $    255,848
------------------------------------------------------------------------------------
Natrona (County of) (Wyoming Medical Center
  Project); Hospital Series 1995 RB
  6.00%, 09/15/11(b)                           AAA      Aaa    1,000       1,086,390
------------------------------------------------------------------------------------
Sweetwater (County of) (Idaho Power Co.
  Project); Refunding Series 1996 A PCR
  6.05%, 07/15/26                              BBB+      A3    1,000       1,017,010
====================================================================================
                                                                           2,359,248
====================================================================================
TOTAL INVESTMENTS-99.67% (Cost $431,042,337)                             449,240,676
====================================================================================
OTHER ASSETS LESS LIABILITIES-0.33%                                        1,493,962
====================================================================================
NET ASSETS-100.00%                                                      $450,734,638
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

CEP  - Credit Enhancement Provider
COP  - Certificate of Participation
Ctfs. - Certificates
FHA  - Federal Housing Administration
GNMA - Government National Mortgage Association
GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
Jr.  - Junior
PCR  - Pollution Control Revenue Bonds
RAC  - Revenue Anticipation Certificates
RB   - Revenue Bonds
Sr.  - Senior
Sub. - Subordinated
TAN  - Tax Allocation Notes
VRD  - Variable Rate Demand
Wts. - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Auditors.
(b) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., American Capital Access Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Corp.
(c) Security subject to the alternative minimum tax.
(d) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(e) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/03 was $1,868,131, which represented 0.41% of the Fund's net assets. These securities are considered to be illiquid.
(h) Demand securities; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined weekly. Rates shown are rates in effect on 07/31/03.
(i) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

July 31, 2003

ASSETS:

Investments, at market value (cost
  $431,042,337)                                $449,240,676
-----------------------------------------------------------
Cash                                                 65,774
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                2,089,596
-----------------------------------------------------------
  Interest                                        6,472,504
-----------------------------------------------------------
Investment for deferred compensation plan            89,641
-----------------------------------------------------------
Other assets                                         44,674
===========================================================
    Total assets                                458,002,865
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,614,225
-----------------------------------------------------------
  Fund shares reacquired                          4,608,324
-----------------------------------------------------------
  Dividends                                         701,417
-----------------------------------------------------------
  Deferred compensation plan                         89,641
-----------------------------------------------------------
Accrued distribution fees                           186,508
-----------------------------------------------------------
Accrued trustees' fees                                1,058
-----------------------------------------------------------
Accrued transfer agent fees                           4,777
-----------------------------------------------------------
Accrued operating expenses                           62,277
===========================================================
    Total liabilities                             7,268,227
===========================================================
Net assets applicable to shares outstanding    $450,734,638
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $443,133,802
-----------------------------------------------------------
Undistributed net investment income                 (59,092)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (10,538,411)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     18,198,339
===========================================================
                                               $450,734,638
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $328,279,819
___________________________________________________________
===========================================================
Class B                                        $ 97,029,572
___________________________________________________________
===========================================================
Class C                                        $ 25,425,247
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          41,228,856
___________________________________________________________
===========================================================
Class B                                          12,164,746
___________________________________________________________
===========================================================
Class C                                           3,193,992
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       7.96
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.96 divided by
      95.25%)                                  $       8.36
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       7.98
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       7.96
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the year ended July 31, 2003

INVESTMENT INCOME:

Interest                                                      $25,636,153
=========================================================================

EXPENSES:

Advisory fees                                                   2,109,878
-------------------------------------------------------------------------
Administrative services fees                                      123,845
-------------------------------------------------------------------------
Custodian fees                                                     17,790
-------------------------------------------------------------------------
Distribution fees -- Class A                                      858,948
-------------------------------------------------------------------------
Distribution fees -- Class B                                    1,067,329
-------------------------------------------------------------------------
Distribution fees -- Class C                                      271,571
-------------------------------------------------------------------------
Transfer agent fees                                               290,861
-------------------------------------------------------------------------
Trustees' fees                                                     11,888
-------------------------------------------------------------------------
Other                                                             179,620
=========================================================================
    Total expenses                                              4,931,730
=========================================================================
Less: Expenses paid indirectly                                     (7,453)
=========================================================================
    Net expenses                                                4,924,277
=========================================================================
Net investment income                                          20,711,876
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                      194,250
-------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (4,964,846)
=========================================================================
Net gain (loss) from investment securities                     (4,770,596)
=========================================================================
Net increase in net assets resulting from operations          $15,941,280
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the years ended July 31, 2003 and 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 20,711,876    $ 21,138,440
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              194,250        (210,205)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (4,964,846)       (392,841)
==========================================================================================
    Net increase in net assets resulting from operations        15,941,280      20,535,394
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (15,869,640)    (16,156,773)
------------------------------------------------------------------------------------------
  Class B                                                       (4,141,072)     (3,770,131)
------------------------------------------------------------------------------------------
  Class C                                                       (1,054,998)       (953,868)
==========================================================================================
    Decrease in net assets resulting from distributions        (21,065,710)    (20,880,772)
==========================================================================================
Share transactions-net:
  Class A                                                       (7,594,641)     17,431,346
------------------------------------------------------------------------------------------
  Class B                                                       (5,994,533)     17,606,047
------------------------------------------------------------------------------------------
  Class C                                                       (3,421,085)     11,286,232
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (17,010,259)     46,323,625
==========================================================================================
    Net increase (decrease) in net assets                      (22,134,689)     45,978,247
==========================================================================================

NET ASSETS:

  Beginning of year                                            472,869,327     426,891,080
==========================================================================================
  End of year                                                 $450,734,638    $472,869,327
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Notwithstanding the above, short-term obligations with maturities of 60 days or less and commercial paper are valued at amortized cost which approximates market value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $123,845 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $174,538 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. Investor Class shares have not commenced operations. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the Class A, Class B and Class C shares paid $858,948, $1,067,329 and $271,571, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2003, AIM Distributors retained $60,271 in front-end sales commissions from the sale of Class A shares and $72,278, $1,713 and $16,877 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $7,453 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $7,453.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid legal fees of $3,649 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.


NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended July 31, 2003 and 2002 were as follows:

                                       2003           2002
--------------------------------------------------------------
Distributions paid from ordinary
  income-tax exempt                 $21,065,710    $20,880,772
______________________________________________________________
==============================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                  $     51,312
-----------------------------------------------------------
Unrealized appreciation -- investments           18,144,502
-----------------------------------------------------------
Temporary book/tax differences                     (123,350)
-----------------------------------------------------------
Capital loss carryforward                       (10,471,628)
-----------------------------------------------------------
Shares of beneficial interest                   443,133,802
===========================================================
Total net assets                               $450,734,638
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable to the tax deferral of losses on wash sales and premium amortization on bonds.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2004                                 $    92,144
----------------------------------------------------------
July 31, 2007                                   1,947,609
----------------------------------------------------------
July 31, 2008                                   8,431,875
==========================================================
Total capital loss carryforward               $10,471,628
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $91,152,955 and $105,020,554, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $21,639,055
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (3,494,553)
===========================================================
Net unrealized appreciation of investment
  securities                                    $18,144,502
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $431,096,174.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of expiration of the capital loss carryforward and bond premium amortization on July 31, 2003, undistributed net investment income was decreased by $25,082, undistributed net realized gains (losses) increased by $736,184 and shares of beneficial interest decreased by $711,102. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Investor Class shares have not commenced operations.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                                          2003                            2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      41,276,911    $ 336,373,916     25,443,792    $ 203,919,132
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,425,769       27,924,611      5,648,537       45,438,128
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,577,392       21,026,115      3,492,497       27,986,065
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,071,470        8,718,591      1,118,428        8,950,726
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         314,210        2,560,594        281,101        2,253,388
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          90,736          737,965         86,031          687,981
==========================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                              --               --      4,890,500       39,744,960
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:**
  Class A                                                         668,278        5,433,316             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (625,570)      (5,433,316)            --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (43,911,135)    (358,120,464)   (29,353,247)    (235,183,472)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,849,409)     (31,046,422)    (3,758,234)     (30,085,469)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,094,367)     (25,185,165)    (2,179,285)     (17,387,814)
==========================================================================================================================
                                                               (2,055,715)   $ (17,010,259)     5,670,120    $  46,323,625
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * As of the close of business September 7, 2001, the Fund acquired all the net assets of AIM Tax-Exempt Bond Fund of Connecticut pursuant to a plan of reorganization approved by AIM Tax-Exempt Bond Fund of Connecticut shareholders on June 13, 2001. The acquisition was accomplished by a tax-free exchange of 4,890,500 shares of the Fund for 3,624,409 shares of AIM Tax-Exempt Bond Fund of Connecticut outstanding as of the close of business on September 7, 2001. AIM Tax-Exempt Bond Fund of Connecticut net assets at that date of $39,744,960, including $2,619,081 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $446,100,096.
** Prior to the year ended July 31, 2003, conversion of Class B shares to Class
   A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--SIGNIFICANT EVENT

The Board of Trustees of AIM Investment Securities Funds ("Buyer") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Municipal Bond Fund ("Buying Fund"), a series of Buyer, would acquire all of the assets of INVESCO Tax-Free Bond Fund ("Selling Fund"), a series of INVESCO Bond Funds, Inc. (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 21, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                      CLASS A
                                                   ------------------------------------------------------------------------------
                                                                                             SEVEN MONTHS    YEAR ENDED DECEMBER
                                                            YEAR ENDED JULY 31,                ENDED                 31,
                                                   --------------------------------------     JULY 31,       --------------------
                                                     2003           2002           2001         2000           1999        1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   8.06       $   8.06       $   7.83      $   7.74      $   8.35    $   8.34
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.37           0.38(a)        0.40          0.24(b)       0.41        0.42
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                   (0.09)          0.00           0.23          0.09         (0.61)       0.01
=================================================================================================================================
    Total from investment operations                   0.28           0.38           0.63          0.33         (0.20)       0.43
=================================================================================================================================
Less dividends from net investment income             (0.38)         (0.38)         (0.40)        (0.24)        (0.41)      (0.42)
=================================================================================================================================
Net asset value, end of period                     $   7.96       $   8.06       $   8.06      $   7.83      $   7.74    $   8.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        3.43%          4.84%          8.28%         4.32%        (2.45)%      5.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $328,280       $339,545       $322,437      $283,416      $294,720    $327,705
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                0.82%(d)       0.81%          0.85%         0.85%(e)      0.84%       0.82%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               4.55%(d)       4.79%(a)       5.06%         5.32%(e)      5.01%       5.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                               20%            35%            28%           18%           28%         19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $343,579,427.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                                                               SEVEN MONTHS        YEAR ENDED
                                                               YEAR ENDED JULY 31,               ENDED            DECEMBER 31,
                                                       ------------------------------------    JULY 31,        ------------------
                                                        2003           2002          2001        2000           1999       1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  8.07       $   8.07       $  7.84      $  7.75       $  8.37    $  8.36
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.31           0.32(a)       0.34         0.21(b)       0.35       0.36
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                          (0.08)          0.00          0.23         0.08         (0.62)      0.01
=================================================================================================================================
    Total from investment operations                      0.23           0.32          0.57         0.29         (0.27)      0.37
=================================================================================================================================
Less dividends from net investment income                (0.32)         (0.32)        (0.34)       (0.20)        (0.35)     (0.36)
=================================================================================================================================
Net asset value, end of period                         $  7.98       $   8.07       $  8.07      $  7.84       $  7.75    $  8.37
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           2.79%          4.05%         7.46%        3.84%        (3.28)%     4.48%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $97,030       $104,150       $86,565      $67,363       $72,256    $72,723
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                   1.57%(d)       1.56%         1.60%        1.61%(e)      1.59%      1.57%
=================================================================================================================================
Ratio of net investment income to average net assets      3.80%(d)       4.04%(a)      4.31%        4.56%(e)      4.26%      4.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                  20%            35%           28%          18%           28%        19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $106,732,858.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                          CLASS C
                                                          -----------------------------------------------------------------------
                                                                                                 SEVEN MONTHS       YEAR ENDED
                                                                  YEAR ENDED JULY 31,              ENDED           DECEMBER 31,
                                                          -----------------------------------    JULY 31,        ----------------
                                                           2003          2002          2001        2000           1999      1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  8.06       $  8.05       $  7.83       $ 7.74       $ 8.35    $ 8.35
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.31          0.32(a)       0.34         0.21(b)      0.35      0.36
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             (0.09)         0.01          0.22         0.08        (0.61)     0.00
=================================================================================================================================
    Total from investment operations                         0.22          0.33          0.56         0.29        (0.26)     0.36
=================================================================================================================================
Less dividends from net investment income                   (0.32)        (0.32)        (0.34)       (0.20)       (0.35)    (0.36)
=================================================================================================================================
Net asset value, end of period                            $  7.96       $  8.06       $  8.05       $ 7.83       $ 7.74    $ 8.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                              2.67%         4.19%         7.34%        3.85%       (3.16)%    4.36%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $25,425       $29,175       $17,889       $8,252       $9,652    $9,565
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                      1.57%(d)      1.56%         1.60%        1.61%(e)     1.59%     1.57%
=================================================================================================================================
Ratio of net investment income to average net assets         3.80%(d)      4.04%(a)      4.31%        4.56%(e)     4.26%     4.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                     20%           35%           28%          18%          28%       19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $27,157,126.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Municipal Bond Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Municipal Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2000 were audited by other auditors whose report dated September 1, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Municipal Bond Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
September 10, 2003

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Investment Securities Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
---------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988             Director and Chairman, A I M Management Group
   Trustee, Chairman and                            Inc. (financial services holding company); and
   President                                        Director and Vice Chairman, AMVESCAP PLC and
                                                    Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.; Director,
                                                    Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); and Director
                                                    and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M
                                                    Distributors, Inc. (registered broker dealer),
                                                    AIM Investment Services, Inc.(3), (registered
                                                    transfer agent), and Fund Management Company
                                                    (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
---------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive
   Trustee and Executive Vice                       Officer, A I M Management Group Inc. (financial
   President                                        services holding company); Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor) and A I M Distributors, Inc.
                                                    (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3)
                                                    (registered transfer agent); and Fund
                                                    Management Company (registered broker dealer);
                                                    and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and
                                                    Chief Executive Officer, INVESCO Funds Group,
                                                    Inc. and INVESCO Distributors, Inc.; Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer
                                                    of NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie
   Trustee
---------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992             Chairman, Crockett Technology Associates
   Trustee                                          (technology consulting company)
---------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000             Director of a number of public and private
   Trustee                                          business corporations, including the Boss Group
                                                    Ltd. (private investment and management) and
                                                    Magellan Insurance Company
                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
---------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage Corp.;
   Trustee                                          President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
---------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First Century
   Trustee                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
---------------------------------------------------------------------------------------------------


NAME, YEAR OF BIRTH AND           OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   HELD BY TRUSTEE
--------------------------------  -------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946    None
   Trustee, Chairman and
   President
---------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951  Director and Chairman, INVESCO
   Trustee and Executive Vice     Bond Funds, Inc., INVESCO
   President                      Combination Stock & Bond Funds,
                                  Inc., INVESCO Counselor Series
                                  Funds, Inc., INVESCO
                                  International Funds, Inc.,
                                  INVESCO Manager Series Funds,
                                  Inc., INVESCO Money Market
                                  Funds, Inc., INVESCO Sector
                                  Funds, Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series Funds, Inc.
                                  and INVESCO Variable Investment
                                  Funds, Inc.
---------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939        Badgley Funds, Inc. (registered
   Trustee                        investment company)
---------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944      ACE Limited (insurance
   Trustee                        company); and Captaris, Inc.
                                  (unified messaging provider)
---------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941       Cortland Trust, Inc. (Chairman)
   Trustee                        (registered investment
                                  company); Annuity and Life Re
                                  (Holdings), Ltd. (insurance
                                  company)
---------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935    None
   Trustee
---------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952         Administaff
   Trustee
---------------------------------------------------------------------------------------------------

  (1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

  (2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003


The address of each trustee and officer of AIM Investment Securities Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937          1990               Partner, law firm of Kramer Levin Naftalis and
   Trustee                                             Frankel LLP
------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950       1998               Formerly: Chief Executive Officer, YWCA of the
   Trustee                                             USA
------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942         1988               Partner, law firm of Pennock & Cooper
   Trustee
------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935          2001               Retired
   Trustee
------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939           1990               Executive Vice President, Development and
   Trustee                                             Operations Hines Interests Limited Partnership
                                                       (real estate development company)
------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------

   Kevin M. Carome(4) -- 1956       2003               Director, Senior Vice President, Secretary and
   Senior Vice President                               General Counsel, A I M Management Group Inc.
                                                       (financial services holding company) and A I M
                                                       Advisors, Inc.; Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director,
                                                       Vice President and General Counsel, Fund
                                                       Management Company
                                                       Formerly: Senior Vice President and General
                                                       Counsel, Liberty Financial Companies, Inc.; and
                                                       Senior Vice President and General Counsel,
                                                       Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------

   Gary T. Crum(5) -- 1947          1991               Director, Chairman and Director of Investments,
   Senior Vice President                               A I M Capital Management, Inc.; Director and
                                                       Executive Vice President, A I M Management
                                                       Group Inc.; Director and Senior Vice President,
                                                       A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955           2002               Managing Director and Chief Research
   Vice President                                      Officer -- Fixed Income, A I M Capital
                                                       Management, Inc.; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943          1992               Vice President and Chief Compliance Officer,
   Vice President                                      A I M Advisors, Inc. and A I M Capital
                                                       Management, Inc.; and Vice President, AIM
                                                       Investment Services, Inc.(3)
------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960        1992               Managing Director and Chief Cash Management
   Vice President                                      Officer, A I M Capital Management, Inc.;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M Advisors,
                                                       Inc.
------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(5) -- 1940       2002               Vice President, A I M Advisors, Inc., and
   Vice President                                      President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management,
                                                       Inc.
------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959           1988               Vice President and Fund Treasurer, A I M
   Vice President and Treasurer                        Advisors, Inc.
------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  -------------------------------

   Carl Frischling -- 1937         Cortland Trust, Inc.
   Trustee                         (registered investment company)
------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      None
   Trustee
------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        None
   Trustee
------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         None
   Trustee
------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          None
   Trustee
------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------

   Kevin M. Carome(4) -- 1956      N/A
   Senior Vice President
------------------------------------------------------------------------------------------------------

   Gary T. Crum(5) -- 1947         N/A
   Senior Vice President
------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(5) -- 1940      N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          N/A
   Vice President and Treasurer
------------------------------------------------------------------------------------------------------

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
  (4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
  (5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney
                                Houston, TX 77046               Houston, TX 77046               Suite 1200
                                                                                                Houston, TX 77010

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   100 Church Street
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          New York, NY 10286
Philadelphia, PA 19103          New York, NY 10022

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2003, 100% is qualified as tax-exempt interest dividends.

DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                                FIXED INCOME

AIM Aggressive Growth Fund              AIM Asia Pacific Growth Fund                                      TAXABLE
AIM Balanced Fund*                      AIM Developing Markets Fund
AIM Basic Balanced Fund*                AIM European Growth Fund                             AIM Floating Rate Fund
AIM Basic Value Fund                    AIM European Small Company Fund                      AIM High Yield Fund
AIM Blue Chip Fund                      AIM Global Aggressive Growth Fund                    AIM Income Fund
AIM Capital Development Fund            AIM Global Growth Fund                               AIM Intermediate Government Fund
AIM Charter Fund                        AIM Global Trends Fund                               AIM Limited Maturity Treasury Fund(5,6)
AIM Constellation Fund                  AIM Global Value Fund(4)                             AIM Money Market Fund
AIM Dent Demographic Trends Fund        AIM International Core Equity Fund                   AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)        AIM International Emerging Growth Fund               AIM Total Return Bond Fund
AIM Emerging Growth Fund                AIM International Growth Fund                        INVESCO Cash Reserves Fund
AIM Large Cap Basic Value Fund          INVESCO European Fund                                INVESCO High Yield Fund
AIM Large Cap Growth Fund               INVESCO International Blue Chip Value Fund           INVESCO Select Income Fund
AIM Libra Fund                                                                               INVESCO U.S. Government Money Fund
AIM Mid Cap Basic Value Fund                      SECTOR EQUITY                              INVESCO U.S. Government Securities Fund
AIM Mid Cap Core Equity Fund
AIM Mid Cap Growth Fund                 AIM Global Energy Fund                                           TAX-FREE
AIM Opportunities I Fund(2)             AIM Global Financial Services Fund
AIM Opportunities II Fund(2)            AIM Global Health Care Fund                          AIM High Income Municipal Fund
AIM Opportunities III Fund(2)           AIM Global Science and Technology Fund               AIM Municipal Bond Fund
AIM Premier Equity Fund                 AIM Global Utilities Fund                            AIM Tax-Exempt Cash Fund
AIM Premier Equity II Fund              AIM New Technology Fund                              AIM Tax-Free Intermediate Fund(5,6)
AIM Select Equity Fund                  AIM Real Estate Fund                                 INVESCO Tax-Free Bond Fund
AIM Small Cap Equity Fund               INVESCO Advantage Global Health Sciences Fund        INVESCO Tax-Free Money Fund
AIM Small Cap Growth Fund(3)            INVESCO Energy Fund
AIM Weingarten Fund                     INVESCO Financial Services Fund
INVESCO Advantage Fund                  INVESCO Gold & Precious Metals Fund
INVESCO Balanced Fund *                 INVESCO Health Sciences Fund
INVESCO Core Equity Fund                INVESCO Leisure Fund
INVESCO Dynamics Fund                   INVESCO Multi-Sector Fund
INVESCO Growth Fund                     INVESCO Real Estate Opportunity Fund
INVESCO Growth & Income Fund            INVESCO Technology Fund
INVESCO Mid-Cap Growth Fund             INVESCO Telecommunications Fund
INVESCO Small Company Growth Fund       INVESCO Utilities Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund *
INVESCO Value Equity Fund

* Domestic equity and income fund

(1)Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2)Effective October 1, 2002, the fund was reopened to new investors. (3)AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4)Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5)Class A shares closed to new investors on October 30, 2002. (6)Class A3 shares were first offered on October 31, 2002.

     Pending shareholder approval, the following fund reorganizations will occur in late October or early November 2003: AIM Global Energy Fund into INVESCO Energy Fund; AIM Global Financial Services Fund into INVESCO Financial Services Fund; AIM Global Science and Technology Fund into INVESCO Technology Fund; AIM Global Utilities Fund into INVESCO Utilities Fund; AIM International Core Equity Fund into INVESCO International Blue Chip Value Fund; AIM New Technology Fund into INVESCO Technology Fund; AIM Premier Equity II Fund into AIM Premier Equity Fund; INVESCO Advantage Fund into AIM Opportunities III Fund; INVESCO Balanced Fund into INVESCO Total Return Fund; INVESCO Cash Reserves Fund into AIM Money Market Fund; INVESCO European Fund into AIM European Growth Fund; INVESCO Growth Fund into AIM Large Cap Growth Fund; INVESCO Growth & Income Fund into AIM Blue Chip Fund; INVESCO High Yield Fund into AIM High Yield Fund; INVESCO Real Estate Opportunity Fund into AIM Real Estate Fund; INVESCO Select Income Fund into AIM Income Fund; INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund; INVESCO Telecommunications Fund into INVESCO Technology Fund; INVESCO U.S. Government Securities Fund into AIM Intermediate Government Fund; INVESCO Tax-Free Money Fund into aim Tax-Exempt Cash Fund; and INVESCO Value Equity Fund into AIM Large Cap Basic Value Fund.

     For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. Data as of June 30, 2003.

Mutual     Retirement Annuities  College    Separately  Offshore    Alternative     Cash
Funds      Products              Savings    Managed     Products    Investments     Management
                                 Plans      Accounts



                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

AIMinvestments.com                                                    MBD-AR-1

                                   [COVER ART]

                            AIM SHORT TERM BOND FUND

                                  JULY 31, 2003

                                  ANNUAL REPORT

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--

                       [AIM INVESTMENT LOGO APPEARS HERE]
                                 --Servicemark--

================================================================================

                               [SMALL COVER ART]

                     PORT-EN-BESSIN: ENTRANCE TO THE HARBOR

                               BY GEORGES SEURAT

================================================================================

AIM SHORT TERM BOND FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL.

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o AIM Short Term Bond Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o   The fund offers only Class C shares, which are sold without a sales charge.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o The fund may invest a portion of its assets in mortgage-backed securities, which may lose value if mortgages are prepaid in response to falling interest rates.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o The average credit quality of the fund's holdings as of the close of the reporting period represents the weighted average quality rating of the securities in the portfolio as assigned by Nationally Recognized Statistical Rating Organizations based on assessment of the credit quality of the individual securities.

o The unmanaged Lehman U.S. Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman 1-3 Year Government/Credit Bond Index, which represents the performance of short-term government and investment-grade corporate debt securities, is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lipper Short Investment Grade Fund Index represents an average of the 30 largest short investment grade bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

o In this report, industry classifications used are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND USES TO DETERMINE HOW
 TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE,
         UPON REQUEST, BY CALLING 800-959-4246, OR ON THE AIM WEB SITE,
                              AIMinvestments.com.

            NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE


     This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           We are pleased to send you this annual report for AIM Short
ROBERT H.           Term Bond Fund for the fiscal year ended July 31, 2003. The
GRAHAM]             report includes a managers' discussion of market conditions and fund strategy, tables showing top holdings in the
WE ENCOURAGE YOU    portfolio, a chart tracking fund and index performance, a
TO CONTINUE         complete list of portfolio holdings, and other relevant
TO WORK CLOSELY     information as of July 31, 2003. We hope you will find the
WITH YOUR           information in this report helpful.
FINANCIAL ADVISOR,
ESPECIALLY AS YOUR  CONSULT WITH YOUR FINANCIAL ADVISOR
FINANCIAL GOALS
MAY CHANGE OVER     Market conditions can be challenging, as the last few years
TIME.               have demonstrated. Moreover, a wide variety of investment
ROBERT H. GRAHAM    options now exists. We strongly believe that investors can benefit from the guidance of a financial advisor, who can help them make investment choices consistent with their financial objectives and tolerance for risk. Your financial advisor also can help you stay focused on your financial goals regardless of sometimes unsettling market and economic trends. We encourage you to continue to work closely with your financial advisor, especially as your financial goals may change over time.

VISIT OUR WEB SITE

Up-to-date information about your fund is available at our Web site, aiminvestments.com. The Web site also offers economic and market commentary from senior AIM investment officers, educational articles on various investment topics, and other financial information. You also can order forms and literature at our Web site. In addition, you can check your account, conduct transactions and view your account statements. We encourage you to take advantage of the services offered at our Web site. As always, members of our award-winning Client Services department also are ready to help you. They can be reached at 800-959-4246.

THANK YOU FOR YOUR COMMITMENT TO AIM INVESTMENTS

We want to express our appreciation to you for your continued participation in AIM Investments. We realize the last few years have been trying for many investors, especially those with major investments in stocks and stock funds, and future market trends are unpredictable. However, we believe that those who maintain a long-term perspective and adhere to a diversified approach to investing should ultimately be rewarded for their perseverance.

Sincerely,

/s/ROBERT H. GRAHAM
Chairman and President
July 31, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND MAINTAINS PORTFOLIO WITH SHORT DURATION AND AA CREDIT QUALITY

AIM Short Term Bond Fund was launched on August 30, 2002. The fund has only one class of shares, Class C shares, which are sold without sales charges. For the 11-month period ended July 31, 2003, the fund posted a cumulative total return of 2.58%.

MARKET CONDITIONS

Over the fiscal year that this report covers, the rate of economic growth has been modest, and it has both accelerated and decelerated. Gross domestic product
(GDP) grew an annualized 4.0% in the third quarter of 2002. However, in the fourth quarter in 2002, annualized GDP growth slowed to 1.4%. For the first quarter of 2003, GDP growth again measured 1.4% annualized. After the close of the reporting period, the preliminary GDP growth rate for the second quarter was announced as 3.1% annualized.

         Since July 31, 2002, the Federal Reserve Board (the Fed) has twice lowered the federal funds rate. When the fiscal year began, the rate was 1.75%. On November 6, 2002, the Fed lowered the rate to 1.25%. On June 25, 2003, the rate was again lowered, this time to 1.0%, its lowest level since 1958.

         Inflation has been very low throughout the period. During the first seven months of 2003, the consumer price index (CPI)--the monthly data provided by the U.S. Department of Labor on changes in the prices paid by urban consumers for a representative basket of goods and services--rose at a 2.2% seasonally adjusted annual rate. This compares with an increase of 2.4% for all of 2002.

YOUR FUND

AIM Short Term Bond Fund invests in issuances of the U.S. Treasury and government agencies, agency mortgage-backed securities and investment-grade corporate bonds. The fund is comprised of investment-grade securities and does not invest in non-investment-grade issues.

         The fund's measure of underperformance to its benchmarks during the period is a result of the types of securities in which the fund invests. Specifically, it does not invest in high yield bonds or adjustable-rate mortgage-backed securities. High yield bonds outperformed all other types of bonds for the fiscal year.

         Another distinguishing characteristic of AIM Short Term Bond Fund's portfolio is its short duration. The purpose of a short duration portfolio is to limit interest rate risk. However, during this extended period of extremely low yields, a portfolio with a longer duration may outperform because it may own securities that were purchased when yields were higher.

         The table on the opposite page titled "Fund vs. Indexes" compares the performance of the fund to three different indexes. The first index, the Lehman U.S. Aggregate Bond Index, contains every type of bond except high yield bonds. AIM Short Term Bond Fund does not invest in all sectors comprising the index (adjustable-rate mortgage-backed securities, for example), and it has a shorter average maturity.

==================================================================================================================================
PORTFOLIO COMPOSITION & FUND PERFORMANCE

TOP 10 FIXED-INCOME ISSUERS**                                           TOP 10 INDUSTRIES**
----------------------------------------------------------------------------------------------------------------------------------
 1. Federal National Mortgage Association (FNMA)          19.4%          1. U.S. Government Agency Securities              43.2%
 2. Government National Mortgage Association (GNMA)       12.8           2. Other Diversified Financial Services            7.8
 3. Federal Home Loan Mortgage Corp. (FHLMC)              11.0           3. Broadcasting & Cable TV                         7.2
 4. U.S. Treasury Notes                                    3.5           4. Integrated Telecommunication Services           6.2
 5. Sprint Capital Corp.                                   2.8           5. Consumer Finance                                5.1
 6. TeleCorp PCS, Inc.                                     2.2           6. Wireless Telecommunication Services             3.8
 7. Clear Channel Communications, Inc.                     1.8           7. U.S. Treasury Notes                             3.5
 8. Continental Cablevision, Inc.                          1.8           8. Electric Utilities                              3.4
 9. Household Finance Corp.                                1.7           9. Diversified Banks                               3.1
10. Capital One Financial Corp.                            1.5          10. Investment Banking & Brokerage                  2.3

** Excludes money market fund holdings and based on total net assets.

TOTAL NUMBER OF HOLDINGS*            214
TOTAL NET ASSETS                  $337.5 MILLION

CUMULATIVE TOTAL RETURNS
Class C shares
Inception (8/30/02)                 2.58%

* Excludes money market fund holdings.

In addition to fund returns as of the close of the reporting period, industry regulations require us to provide cumulative total returns as of 6/30/03, the most recent calendar quarter-end, which were as follows: Inception (8/30/02)
3.50%. As the fund has been in existence for less than one year, returns are cumulative.
==================================================================================================================================

         The second index, like the first, Lehman 1-3 Year Government/Credit Bond Index, is an unmanaged index that tracks the performance of a set of securities chosen by Lehman Brothers. It does not purchase or sell securities. It does not incur fund expenses.

         The third index, the Lipper Short Investment Grade Fund Index, contains funds whose holdings may include bonds of less than investment grade. A fund's portfolio is considered "investment grade" if at least 80% of its holdings are investment grade.

         We have chosen to maintain a portfolio that consists entirely of investment-grade securities. Because non-investment-grade bonds, or high yield bonds, outperformed all other types of bonds for the fiscal year, funds that included high yield bonds in their portfolios for this fiscal year could have somewhat higher returns.

         The strategy of the fund is designed to mitigate risk in several ways. The short duration of the portfolio helps limit interest rate risk. We seek to limit credit losses in our corporate bond holdings by investing in bonds with relatively short maturity dates. The quality of the bonds in which we invest is another way of mitigating risk. By investing in only investment-grade bonds, we offer investors less credit risk than high yield bonds. As of July 31, 2003, the average credit quality of the fund's portfolio was AA.

         AIM Short Term Bond Fund seeks to achieve a high level of current income consistent with preservation of capital. Preservation of capital means maintaining a relatively stable share price, or net asset value (NAV). For the 11 months in which the fund has been in operation, the share price has ranged from $9.95 to $10.15, a fluctuation of only 2%. (Note: AIM Short Term Bond Fund should not be confused with a money market fund, which attempts to maintain an NAV of $1.00. Although we seek to maintain a relatively stable NAV, the value of fund shares will fluctuate.)

IN CLOSING

In choosing the holdings for the fund's portfolio, the two strongest factors are our commitment to maintain a portfolio duration of three years or less and the credit quality of prospective holdings. The purpose of our management strategy is to provide AIM Short Term Bond Fund shareholders a fund with low volatility and positive returns. Our careful research, the credit quality of the portfolio, and our continuous attention to managing risk are all designed to achieve this purpose.


                    ROBERT G. ALLEY

[PHOTO OF           Mr. Alley, Chartered Financial Analyst, is Managing Director
ROBERT G. ALLEY]    and Chief Fixed-Income Officer of A I M Capital Management,
                    Inc. He is co-manager of AIM Short Term Bond Fund. Mr. Alley began his investment career in 1972. He joined AIM in 1992. He received a B.A. in economics and an M.B.A., both from the University of Missouri. Mr. Alley is a Captain in the U.S. Naval Reserve.

                    JAN H. FRIEDLI

[PHOTO OF           Mr. Friedli is Vice President of A I M Capital Management,
JAN H. FRIEDLI]     Inc. and co-manager of AIM Short Term Bond Fund. He began
                    his investment career in 1990 and joined AIM in 1999. Mr.
Friedli graduated cum laude from Villanova University with a B.S. in computer science and earned an M.B.A. with honors from the University of Chicago.

                    SCOT W. JOHNSON

[PHOTO OF           Mr. Johnson, Chartered Financial Analyst, is Vice President
SCOT W. JOHNSON]    of A I M Capital Management, Inc. and co-manager of AIM
                    Short Term Bond Fund. He joined AIM in 1994. He received
both his bachelor's degree in economics and an M.B.A. in finance from Vanderbilt University.

================================================================================

FUND VS. INDEXES
total returns 8/30/02-7/31/03
as of 7/31/03

Class C Shares                         2.58%

Lehman U.S. Aggregate Bond Index
(Broad Market Index)                   3.67

Lehman 1-3 Year Government/Credit
Bond Index (Style-Specific Index)      3.53

Lipper Short Investment Grade

Fund Index (Peer Group Index)          3.00

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

================================================================================

[GRAPHIC]

FOR MORE INFORMATION VISIT AIMinvestments.com


                          See important fund and index
                        disclosures inside front cover.

FINANCIALS

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

July 31, 2003


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
BONDS & NOTES-52.72%

AEROSPACE & DEFENSE-0.94%

Lockheed Martin Corp.,
  Series A, Medium Term Notes, 8.66%,
  11/30/06                                     $   495,000   $    569,646
-------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes, 7.25%, 05/15/06        650,000        728,078
-------------------------------------------------------------------------
Raytheon Co., Sr. Unsec. Notes, 6.30%,
  03/15/05                                       1,750,000      1,859,252
=========================================================================
                                                                3,156,976
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.46%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $1,789,065)(a)(b)               1,500,000      1,539,615
=========================================================================

AUTOMOBILE MANUFACTURERS-0.61%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04        2,025,000      2,052,722
=========================================================================

BROADCASTING & CABLE TV-7.18%

Clear Channel Communications, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 11/01/08         2,000,000      2,252,500
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 06/15/05              3,590,000      3,939,379
-------------------------------------------------------------------------
Comcast Corp.,
  Sr. Unsec. Notes, 8.88%, 04/01/07                900,000        951,651
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.50%, 06/15/06        1,000,000      1,190,000
-------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb., 9.50%, 08/01/13                          5,100,000      5,909,931
-------------------------------------------------------------------------
Cox Communications, Inc.-Class A, Unsec.
  Notes, 7.50%, 08/15/04                         2,495,000      2,638,438
-------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 4.38%, 05/01/08
  (Acquired 04/14/03; Cost $1,748,863)(a)(b)     1,750,000      1,773,432
-------------------------------------------------------------------------
TCI Communications, Inc.,
  Medium Term Notes, 8.35%, 02/15/05             1,822,000      1,954,350
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 08/01/05                575,000        631,827
-------------------------------------------------------------------------
Time Warner Inc., Unsec. Notes, 7.75%,
  06/15/05                                       2,750,000      3,006,575
=========================================================================
                                                               24,248,083
=========================================================================

CONSUMER FINANCE-5.13%

Capital One Bank-Series 4, Sr. Global Notes,
  6.50%, 07/30/04                                3,100,000      3,220,125
-------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Notes, 7.25%, 12/01/03                           800,000        808,760
-------------------------------------------------------------------------
  7.25%, 05/01/06                                3,000,000      3,183,750
-------------------------------------------------------------------------
  8.75%, 02/01/07                                1,000,000      1,087,350
-------------------------------------------------------------------------
CitiFinancial Credit Co., Unsec. Notes,
  6.50%, 06/01/05                                1,000,000      1,072,620
-------------------------------------------------------------------------
Ford Motor Credit Co., Notes, 7.50%, 06/15/04    1,200,000      1,249,236
-------------------------------------------------------------------------
Household Finance Corp.,
  Medium Term Notes, 3.38%, 02/21/06             1,400,000      1,414,588
-------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
    6.50%, 01/24/06                                100,000        108,452
-------------------------------------------------------------------------
    8.00%, 05/09/05                              3,740,000      4,114,561
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

CONSUMER FINANCE-(CONTINUED)

MBNA America Bank, N.A., Notes, 6.88%,
  07/15/04 (Acquired 12/04/02; Cost
  $1,046,330)(a)(b)                            $ 1,000,000   $  1,041,370
=========================================================================
                                                               17,300,812
=========================================================================

DIVERSIFIED BANKS-3.13%

American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $776,335)(a)(b)         700,000        749,420
-------------------------------------------------------------------------
Bank One Corp., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/01/05                         1,900,000      2,100,146
-------------------------------------------------------------------------
BankAmerica Institutional Capital-Series B,
  Gtd. Bonds, 7.70%, 12/31/26 (Acquired
  06/18/03; Cost $1,768,200)(a)(b)               1,500,000      1,550,535
-------------------------------------------------------------------------
Bankers Trust Corp., Unsec. Sub. Notes,
  8.25%, 05/01/05                                1,200,000      1,319,664
-------------------------------------------------------------------------
Barnett Capital II, Gtd. Bonds, 7.95%,
  12/01/26                                       1,500,000      1,600,725
-------------------------------------------------------------------------
Citicorp, Jr. Unsec. Sub. Notes, 6.38%,
  01/15/06                                         100,000        106,645
-------------------------------------------------------------------------
Danske Bank A/S (Denmark), Sub. Yankee Notes,
  6.38%, 06/15/08 (Acquired 08/30/02; Cost
  $53,673)(a)(b)                                    50,000         53,286
-------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27                                  650,000        696,592
-------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                                 900,000      1,056,474
-------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                  250,000        276,470
-------------------------------------------------------------------------
U.S. Bancorp-Series N, Sr. Medium Term Notes,
  2.75%, 03/30/06                                  500,000        502,190
-------------------------------------------------------------------------
Wells Fargo Financial, Inc., Global Notes,
  6.13%, 02/15/06                                  500,000        545,480
=========================================================================
                                                               10,557,627
=========================================================================

DIVERSIFIED CAPITAL MARKETS-0.45%

Chase Manhattan Corp., Sub. Deb., 7.88%,
  07/15/06                                         400,000        453,208
-------------------------------------------------------------------------
JPMorgan Chase Bank, Sub. Notes, 7.00%,
  06/01/05                                       1,000,000      1,078,240
=========================================================================
                                                                1,531,448
=========================================================================

ELECTRIC UTILITIES-3.40%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05           1,430,000      1,569,253
-------------------------------------------------------------------------
CenterPoint Energy, Inc., Notes, 5.88%,
  06/01/08 (Acquired 05/21/03; Cost
  $1,008,520)(a)                                 1,000,000        980,090
-------------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                                2,015,000      2,104,788
-------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                         1,740,000      1,897,940
-------------------------------------------------------------------------
Niagara Mohawk Power Corp., First Mortgage
  Bonds, 8.00%, 06/01/04(c)                        100,000        104,678
-------------------------------------------------------------------------
Public Service Co. of New Mexico-Series A,
  Sr. Unsec. Notes, 7.10%, 08/01/05              2,000,000      2,187,920
-------------------------------------------------------------------------
TXU Corp.-Series B, Sr. Unsec. Notes, 6.38%,
  10/01/04(c)                                    2,250,000      2,366,595
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Wisconsin Energy Corp., Sr. Unsec. Unsub.
  Notes, 5.50%, 12/01/08                       $   250,000   $    267,273
=========================================================================
                                                               11,478,537
=========================================================================

GAS UTILITIES-0.31%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                          1,000,000      1,041,790
=========================================================================

HOMEBUILDING-0.34%

Lennar Corp.-Series B, Class A, Sr. Unsec.
  Gtd. Global Notes, 9.95%, 05/01/10             1,000,000      1,162,500
=========================================================================

HYPERMARKETS & SUPER CENTERS-0.20%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                         600,000        666,804
=========================================================================

INTEGRATED OIL & GAS-0.52%

BP Canada Finance Co. (Canada), Unsec. Gtd.
  Unsub. Global Notes, 3.38%, 10/31/07           1,000,000        993,800
-------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  6.50%, 04/01/05                                  700,000        746,753
=========================================================================
                                                                1,740,553
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-6.16%

British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%, 12/15/05        3,427,000      3,840,022
-------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 8.25%, 06/15/05                         1,750,000      1,930,460
-------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     300,000        330,792
-------------------------------------------------------------------------
New England Telephone & Telegraph Co., Sr.
  Unsec. Notes, 7.65%, 06/15/07                    700,000        791,259
-------------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06             2,425,000      2,751,623
-------------------------------------------------------------------------
Sprint Capital Corp.,
  Gtd. Global Notes, 5.88%, 05/01/04             1,400,000      1,433,376
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
    6.00%, 01/15/07                              3,040,000      3,215,651
-------------------------------------------------------------------------
    7.13%, 01/30/06                                 15,000         16,235
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
    6.13%, 11/15/08                              1,000,000      1,050,940
-------------------------------------------------------------------------
  Unsec. Gtd. Global Notes, 7.90%, 03/15/05      3,500,000      3,777,725
-------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07                                       1,500,000      1,666,875
=========================================================================
                                                               20,804,958
=========================================================================

INVESTMENT BANKING & BROKERAGE-2.31%

Bear Stearns Cos. Inc. (The), Sr. Unsec.
  Global Notes, 3.00%, 03/30/06                  1,900,000      1,914,060
-------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Global
  Bonds, 7.63%, 08/17/05                            75,000         83,021
-------------------------------------------------------------------------
Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03; Cost
  $2,008,062)(a)(b)                              1,800,000      1,973,880
-------------------------------------------------------------------------
Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                  125,000        143,869
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-(CONTINUED)

  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06       $   700,000   $    790,580
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.
  Series B, Medium Term Notes,
    4.54%, 03/08/05                                250,000        259,595
-------------------------------------------------------------------------
    7.08%, 10/03/05                                690,000        756,944
-------------------------------------------------------------------------
  Series E, Floating Rate Medium Term Euro
  Notes, 1.36%, 06/28/04(d)                        400,000        400,635
-------------------------------------------------------------------------
Morgan Stanley,
  Sr. Global Notes, 7.75%, 06/15/05              1,050,000      1,157,247
-------------------------------------------------------------------------
  Unsec. Notes, 6.30%, 01/15/06                    300,000        324,516
=========================================================================
                                                                7,804,347
=========================================================================

LIFE & HEALTH INSURANCE-0.95%

Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                         500,000        550,325
-------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                                2,340,000      2,646,868
=========================================================================
                                                                3,197,193
=========================================================================

MOVIES & ENTERTAINMENT-0.90%

AOL Time Warner Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.13%, 04/15/06                    750,000        807,060
-------------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd. Notes, 7.15%,
  05/20/05                                       2,060,000      2,241,877
=========================================================================
                                                                3,048,937
=========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.39%

Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07                  1,200,000      1,323,000
=========================================================================

OIL & GAS DRILLING-0.66%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05                                2,070,000      2,213,844
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.73%

Anadarko Petroleum Corp. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                      50,000         56,015
-------------------------------------------------------------------------
Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05                                1,630,000      1,707,197
-------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp.,
  Sr. Sub. Notes, 9.25%, 06/15/04                1,850,000      1,953,100
-------------------------------------------------------------------------
  Unsec. Notes, 6.88%, 12/01/07                  1,250,000      1,398,925
-------------------------------------------------------------------------
Nexen Inc. (Canada), Unsec. Unsub. Yankee
  Notes, 7.13%, 02/04/04                           700,000        716,646
=========================================================================
                                                                5,831,883
=========================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.53%

Petroleos Mexicanos (Mexico), Unsec. Gtd.
  Unsub. Global Notes, 6.50%, 02/01/05           1,700,000      1,795,625
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-6.10%

ASIF Global Financing XX, Sec. Notes, 2.65%,
  01/17/06 (Acquired 01/08/03-07/09/03; Cost
  $1,557,431)(a)(b)                              1,545,000      1,555,923
-------------------------------------------------------------------------


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

CIT Group Inc.,
  Sr. Floating Rate Medium Term Global Notes,
  2.35%, 11/25/03(d)                           $   600,000   $    601,032
-------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 7.63%,
  08/16/05                                       2,000,000      2,197,340
-------------------------------------------------------------------------
Corestates Capital Trust I, Bonds, 8.00%,
  12/15/26 (Acquired 06/18/03; Cost
  $1,191,550)(a)(b)                              1,000,000      1,082,790
-------------------------------------------------------------------------
General Electric Capital Corp.,
  Series A, Medium Term Global Notes, 2.85%,
  01/30/06                                       1,430,000      1,448,275
-------------------------------------------------------------------------
  Sr. Medium Term Global Notes, 4.00%,
  05/30/18                                         475,000        464,289
-------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Global Notes, 4.50%, 07/15/06                  1,600,000      1,604,768
-------------------------------------------------------------------------
  Medium Term Notes,
    4.15%, 02/07/05                                750,000        758,437
-------------------------------------------------------------------------
    6.38%, 01/30/04                              1,460,000      1,492,208
-------------------------------------------------------------------------
International Lease Finance Corp.,
  Global Notes, 2.95%, 05/23/06                  1,110,000      1,109,722
-------------------------------------------------------------------------
  Notes, 5.13%, 08/01/04                         2,500,000      2,587,275
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Notes,
  8.75%, 03/15/05                                  175,000        192,661
-------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09                                1,350,000      1,583,374
-------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.02%, 05/15/07       1,000,000      1,117,750
-------------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                         2,500,000      2,775,700
=========================================================================
                                                               20,571,544
=========================================================================

PACKAGED FOODS & MEATS-0.39%

Kraft Foods Inc., Global Notes, 5.25%,
  06/01/07                                       1,250,000      1,312,813
=========================================================================

PHARMACEUTICALS-0.22%

Lilly (Eli) & Co., Unsec. Unsub. Global
  Notes, 2.90%, 03/15/08                           750,000        732,413
=========================================================================

PUBLISHING-0.23%

News America Inc., Notes, 4.75%, 03/15/10
  (Acquired 03/04/03; Cost $799,704)(a)(b)         800,000        793,024
=========================================================================

REAL ESTATE-1.57%

Camden Property Trust, Sr. Unsec. Notes,
  7.00%, 11/15/03                                1,585,000      1,609,029
-------------------------------------------------------------------------
EOP Operating L.P.,
  Sr. Unsec. Notes, 6.50%, 06/15/04              1,650,000      1,706,447
-------------------------------------------------------------------------
  Unsec. Notes, 8.38%, 03/15/06                  1,750,000      1,976,188
=========================================================================
                                                                5,291,664
=========================================================================

REGIONAL BANKS-0.43%

Popular, Inc., Unsec. Sub. Notes, 6.75%,
  12/15/05                                       1,000,000      1,056,580
-------------------------------------------------------------------------
Union Planters Bank, N.A., Unsec. Sub. Notes,
  6.50%, 03/15/08                                  350,000        380,233
=========================================================================
                                                                1,436,813
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

SOVEREIGN DEBT-1.64%

Export-Import Bank of Korea (The) (South
  Korea), Unsec. Putable Global Notes, 6.50%,
  11/15/03                                     $ 2,000,000   $  2,174,920
-------------------------------------------------------------------------
Hydro-Quebec (Canada)-Series B, Gtd. Medium
  Term Yankee Notes, 6.52%, 02/23/06(c)          1,150,000      1,252,281
-------------------------------------------------------------------------
Japan Bank for International Coop. (Japan),
  Unsec. Gtd. Euro Bonds, 6.50%, 10/06/05           75,000         81,562
-------------------------------------------------------------------------
United Mexican States (Mexico), Global Notes,
  4.63%, 10/08/08                                2,000,000      2,010,500
=========================================================================
                                                                5,519,263
=========================================================================

THRIFTS & MORTGAGE FINANCE-0.67%

Countrywide Home Loans, Inc.
  Series J, Gtd. Medium Term Global Notes,
  5.50%, 08/01/06                                1,175,000      1,256,616
-------------------------------------------------------------------------
  Series K, Medium Term Global Notes, 3.50%,
  12/19/05                                       1,000,000      1,016,130
=========================================================================
                                                                2,272,746
=========================================================================

TOBACCO-0.73%

Altria Group, Inc., Notes,
  6.80%, 12/01/03                                1,950,000      1,971,938
-------------------------------------------------------------------------
  7.13%, 10/01/04                                  480,000        486,600
=========================================================================
                                                                2,458,538
=========================================================================

TRUCKING-0.66%

Roadway Corp., Sr. Unsec. Gtd. Global Notes,
  8.25%, 12/01/08                                2,000,000      2,245,680
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.78%

Cingular Wireless LLC, Sr. Unsec. Global
  Notes, 5.63%, 12/15/06                         1,805,000      1,966,602
-------------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                 6,145,000      7,420,088
-------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                        2,780,000      3,384,650
=========================================================================
                                                               12,771,340
=========================================================================
    Total Bonds & Notes (Cost $177,763,318)                   177,903,092
=========================================================================

ASSET-BACKED SECURITIES-1.66%

OTHER DIVERSIFIED FINANCIAL SERVICES-1.66%

Citicorp Lease-Series 1999-1, Class A1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  10/03/02; Cost $826,403)(a)(b)                   763,139        823,297
-------------------------------------------------------------------------
First Industrial Realty Trust, Inc., Pass
  Through Ctfs., 7.38%, 05/15/04 (Acquired
  02/06/03; Cost $2,097,000)(a)(b)               2,000,000      2,072,220
-------------------------------------------------------------------------
Yorkshire Power (Cayman Islands)-Series
  2000-1, Pass Through Ctfs., 8.25%, 02/15/05
  (Acquired 06/19/03; Cost $2,725,725)(a)(b)     2,500,000      2,694,525
=========================================================================
    Total Asset-Backed Securities (Cost
      $5,578,867)                                               5,590,042
=========================================================================


                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-43.20%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-11.00%

Pass Through Ctfs.,
  8.00%, 11/20/12                              $ 1,696,989   $  1,819,585
-------------------------------------------------------------------------
  7.50%, 06/01/16 to 09/01/29                   10,793,757     11,510,635
-------------------------------------------------------------------------
  7.00%, 12/01/16 to 01/01/33                    7,841,674      8,309,729
-------------------------------------------------------------------------
  6.00%, 02/01/17 to 03/01/23                    8,262,680      8,453,920
-------------------------------------------------------------------------
  8.50%, 02/01/19 to 08/17/26                    6,454,909      7,033,987
=========================================================================
                                                               37,127,856
=========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-19.41%

Pass Through Ctfs.,
  7.50%, 02/01/15 to 01/01/21                    4,849,086      5,193,738
-------------------------------------------------------------------------
  7.00%, 04/01/15 to 02/01/33                   30,217,670     32,028,680
-------------------------------------------------------------------------
  6.50%, 11/01/16 to 07/01/31                    5,050,941      5,315,356
-------------------------------------------------------------------------
  8.00%, 09/01/17 to 12/01/32                   20,088,296     21,669,786
-------------------------------------------------------------------------
  8.50%, 11/01/24                                1,197,362      1,305,101
=========================================================================
                                                               65,512,661
=========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-12.79%

Pass Through Ctfs.,
  7.00%, 05/15/17 to 06/15/32                   14,016,623     14,864,003
-------------------------------------------------------------------------
  6.00%, 06/15/18 to 07/15/33                    8,045,965      8,253,481
-------------------------------------------------------------------------
  7.50%, 06/15/23 to 01/15/32                    8,511,316      9,080,471
-------------------------------------------------------------------------
  6.50%, 07/15/23 to 04/15/33                   10,529,219     10,957,864
=========================================================================
                                                               43,155,819
=========================================================================
    Total U.S. Government Agency Securities
      (Cost $146,361,404)                                     145,796,336
=========================================================================
U.S. TREASURY NOTES-3.48%

2.13%, 10/31/04                                $ 1,800,000   $  1,817,154
-------------------------------------------------------------------------
1.50%, 07/31/05                                 10,000,000      9,942,200
=========================================================================
    Total U.S. Treasury Notes (Cost
      $11,761,838)                                             11,759,354
=========================================================================

                                                 SHARES
MONEY MARKET FUNDS-0.19%

STIC Liquid Assets Portfolio(e)                    322,088        322,088
-------------------------------------------------------------------------
STIC Prime Portfolio(e)                            322,088        322,088
=========================================================================
    Total Money Market Funds (Cost $644,176)                      644,176
=========================================================================
TOTAL INVESTMENTS-101.25% (Cost $342,109,603)                 341,693,000
=========================================================================
OTHER ASSETS LESS LIABILITIES-(1.25%)                          (4,213,018)
=========================================================================
NET ASSETS-100.00%                                           $337,479,982
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/03 was $18,683,407, which represented 5.54% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 07/31/03 was $17,703,317 which represented 5.25% of the Fund's net assets.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: Financial Security Assurance or MBIA Insurance Corp.
(d) Interest rates are redetermined monthly. Rates shown are rates in effect on 07/31/03.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

July 31, 2003

ASSETS:

Investments, at market value (cost
  $341,465,427)                                $341,048,824
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $644,176)                                   644,176
-----------------------------------------------------------
Receivables for:
  Investments sold                               16,702,613
-----------------------------------------------------------
  Fund shares sold                                4,823,998
-----------------------------------------------------------
  Dividends and interest                          3,737,584
-----------------------------------------------------------
Investment for deferred compensation plan             2,794
-----------------------------------------------------------
Other assets                                         56,180
===========================================================
    Total assets                                367,016,169
___________________________________________________________
===========================================================
LIABILITIES:

Payables for:
  Investments purchased                          22,398,417
-----------------------------------------------------------
  Fund shares reacquired                          6,914,138
-----------------------------------------------------------
  Dividends                                          90,885
-----------------------------------------------------------
  Deferred compensation plan                          2,794
-----------------------------------------------------------
Accrued distribution fees                            73,985
-----------------------------------------------------------
Accrued trustees' fees                                  844
-----------------------------------------------------------
Accrued transfer agent fees                          14,183
-----------------------------------------------------------
Accrued operating expenses                           40,941
===========================================================
    Total liabilities                            29,536,187
===========================================================
Net assets applicable to shares outstanding    $337,479,982
___________________________________________________________
===========================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                  $338,905,872
-----------------------------------------------------------
Undistributed net investment income                  (4,438)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts    (1,004,849)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                            (416,603)
===========================================================
                                               $337,479,982
___________________________________________________________
===========================================================
CLASS C:

Shares outstanding, $0.01 par value per share    33,687,921
===========================================================
Net asset value and offering price per share   $      10.02
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the period August 30, 2002 (date operations commenced) through July 31, 2003

INVESTMENT INCOME:

Interest                                         $3,648,941
-----------------------------------------------------------
Dividends from affiliated money market funds         70,725
===========================================================
    Total investment income                       3,719,666
===========================================================

EXPENSES:

Advisory fees                                       598,592
-----------------------------------------------------------
Administrative services fees                         45,890
-----------------------------------------------------------
Custodian fees                                       30,473
-----------------------------------------------------------
Distribution fees                                 1,496,479
-----------------------------------------------------------
Transfer agent fees                                  92,949
-----------------------------------------------------------
Trustees' fees                                       10,066
-----------------------------------------------------------
Other                                               125,876
===========================================================
    Total expenses                                2,400,325
===========================================================
Less: Fees waived and expenses paid indirectly     (603,201)
===========================================================
    Net expenses                                  1,797,124
===========================================================
Net investment income                             1,922,542
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                             725,428
-----------------------------------------------------------
  Futures contracts                                  (2,962)
===========================================================
                                                    722,466
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities          (416,603)
===========================================================
Net gain from investment securities and futures
  contracts                                         305,863
===========================================================
Net increase in net assets resulting from
  operations                                     $2,228,405
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the period August 30, 2002 (date operations commenced) through July 31, 2003

----------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $  1,922,542
----------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                        722,466
----------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                           (416,603)
============================================================================
    Net increase in net assets resulting from operations           2,228,405
============================================================================
Distributions to shareholders from net investment income          (3,757,098)
----------------------------------------------------------------------------
Return of capital                                                    (68,668)
============================================================================
    Decrease in net assets resulting from distributions           (3,825,766)
============================================================================
Share transactions-net                                           339,077,343
============================================================================
    Net increase in net assets                                   337,479,982
============================================================================

NET ASSETS:

  Beginning of period                                                     --
============================================================================
  End of period                                                 $337,479,982
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Short Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers one class of shares. The Fund commenced operations on August 30, 2002. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with the preservation of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% of the Fund's average daily net assets. AIM has contractually agreed to waive and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) of Class C shares to the extent necessary to limit the total annual fund operating expenses of Class C to 1.20%. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the period August 30, 2002 (date operations commenced) through July 31, 2003, AIM waived fees of $761.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period August 30, 2002 (date operations commenced) through July 31, 2003, AIM was paid $45,890 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period August 30, 2002 (date operations commenced) through July 31, 2003, AFS retained $51,878 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class C shares (the "Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 1.00% of the Fund's average daily net assets of Class C shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the Fund. AIM Distributors has contractually agreed to waive 0.40% of the Rule 12b-1 plan fees on Class C shares. Pursuant to the Plan, for the period August 30, 2002 (date operations commenced) through July 31, 2003 the Class C shares paid $897,887 after AIM Distributors waived plan fees of $598,592.

    Contingent deferred sales charges ("CDSC") are not recorded as an expense of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period August 30, 2002 (date operations commenced) to July 31, 2003, AIM Distributors retained $5,546 from Class C shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the period August 30, 2002 (date operations commenced) through July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,775 and reductions in custodian fees of $2,073 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,848.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the period August 30, 2002 (date operations commenced) through July 31, 2003, the Fund paid legal fees of $1,750 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the period August 30, 2002 (date operations commenced) through July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the period August 30, 2002 (date operations commenced) through July 31, 2003 was as follows:

                                          AUGUST 30, 2002
                                          (DATE OPERATIONS
                                           COMMENCED) TO
                                           JULY 31, 2003
----------------------------------------------------------
Distributions paid from ordinary
  income                                        $3,757,098
----------------------------------------------------------
Return of capital                                   68,668
==========================================================
Total distributions                             $3,825,766
__________________________________________________________
==========================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments                $   (446,059)
-----------------------------------------------------------
Temporary book/tax differences                       (4,438)
-----------------------------------------------------------
Capital loss carryforward                           (20,292)
-----------------------------------------------------------
Post-October capital loss deferral                 (955,101)
-----------------------------------------------------------
Shares of beneficial interest                   338,905,872
===========================================================
Total net assets                               $337,479,982
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
July 31, 2011                                      $20,292
==========================================================
Total capital loss carryforward                    $20,292
__________________________________________________________
==========================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the period August 30, 2002 (date operations commenced) through July 31, 2003 was $485,301,832 and $139,376,489, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of July 31, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 2,345,827
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (2,791,886)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                      $  (446,059)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $342,139,059.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of certain stock issuance costs, paydown gains (losses) and distributions in excess of income earnings and profits on July 31, 2003, undistributed net investment income was increased by $1,898,786, undistributed net realized gains (losses) decreased by $1,727,315 and shares of beneficial interest decreased by $171,471. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently offers Class C shares. Class C shares are sold at net asset value. Under some circumstances, Class C shares are subject to CDSC.

                 CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------
                                         AUGUST 30, 2002
                                         (DATE OPERATIONS
                                          COMMENCED) TO
                                          JULY 31, 2003
                                   ----------------------------
                                     SHARES          AMOUNT
---------------------------------------------------------------
Sold                                50,609,851    $ 509,493,749
---------------------------------------------------------------
Issued as reinvestment of
  dividends                            317,302        3,197,003
---------------------------------------------------------------
Reacquired                         (17,239,232)    (173,613,409)
===============================================================
                                    33,687,921    $ 339,077,343
_______________________________________________________________
===============================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding during the period August 30, 2002 (date operations commenced) through July 31, 2003.


                                                                    CLASS C
                                                               ----------------
                                                                AUGUST 30, 2002
                                                               (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                    JULY 31,
                                                                      2003
-------------------------------------------------------------------------------
Net asset value, beginning of period                               $  10.01
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.12(a)
-------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.14
===============================================================================
    Total from investment operations                                   0.26
===============================================================================
Less distributions:
  Dividends from net investment income                                (0.25)
-------------------------------------------------------------------------------
  Return of capital                                                   (0.00)
===============================================================================
    Total distributions                                               (0.25)
===============================================================================
Net asset value, end of period                                     $  10.02
_______________________________________________________________________________
===============================================================================
Total return(b)                                                        2.58%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $337,480
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     1.20%(c)
-------------------------------------------------------------------------------
  Without fee waivers                                                  1.60%(c)
===============================================================================
Ratio of net investment income to average net assets                   1.28%(c)
_______________________________________________________________________________
===============================================================================
Portfolio turnover rate(d)                                               88%
_______________________________________________________________________________
===============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $162,563,918.
(d)  Not annualized.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Short Term Bond Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Short Term Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations, statement of changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.



We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Short Term Bond Fund as of July 31, 2003, and the results of its operations, changes in its net assets and financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 10, 2003

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Investment Securities Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
---------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988             Director and Chairman, A I M Management Group
   Trustee, Chairman and                            Inc. (financial services holding company); and
   President                                        Director and Vice Chairman, AMVESCAP PLC and
                                                    Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.; Director,
                                                    Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); and Director
                                                    and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M
                                                    Distributors, Inc. (registered broker dealer),
                                                    AIM Investment Services, Inc.(3), (registered
                                                    transfer agent), and Fund Management Company
                                                    (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
---------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive
   Trustee and Executive Vice                       Officer, A I M Management Group Inc. (financial
   President                                        services holding company); Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor) and A I M Distributors, Inc.
                                                    (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3)
                                                    (registered transfer agent); and Fund
                                                    Management Company (registered broker dealer);
                                                    and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and
                                                    Chief Executive Officer, INVESCO Funds Group,
                                                    Inc. and INVESCO Distributors, Inc.; Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer
                                                    of NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie
   Trustee
---------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992             Chairman, Crockett Technology Associates
   Trustee                                          (technology consulting company)
---------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000             Director of a number of public and private
   Trustee                                          business corporations, including the Boss Group
                                                    Ltd. (private investment and management) and
                                                    Magellan Insurance Company
                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
---------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage Corp.;
   Trustee                                          President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
---------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First Century
   Trustee                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
---------------------------------------------------------------------------------------------------


NAME, YEAR OF BIRTH AND           OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   HELD BY TRUSTEE
--------------------------------  -------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946    None
   Trustee, Chairman and
   President
---------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951  Director and Chairman, INVESCO
   Trustee and Executive Vice     Bond Funds, Inc., INVESCO
   President                      Combination Stock & Bond Funds,
                                  Inc., INVESCO Counselor Series
                                  Funds, Inc., INVESCO
                                  International Funds, Inc.,
                                  INVESCO Manager Series Funds,
                                  Inc., INVESCO Money Market
                                  Funds, Inc., INVESCO Sector
                                  Funds, Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series Funds, Inc.
                                  and INVESCO Variable Investment
                                  Funds, Inc.
---------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939        Badgley Funds, Inc. (registered
   Trustee                        investment company)
---------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944      ACE Limited (insurance
   Trustee                        company); and Captaris, Inc.
                                  (unified messaging provider)
---------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941       Cortland Trust, Inc. (Chairman)
   Trustee                        (registered investment
                                  company); Annuity and Life Re
                                  (Holdings), Ltd. (insurance
                                  company)
---------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935    None
   Trustee
---------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952         Administaff
   Trustee
---------------------------------------------------------------------------------------------------

  (1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

  (2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each trustee and officer of AIM Investment Securities Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937          1990               Partner, law firm of Kramer Levin Naftalis and
   Trustee                                             Frankel LLP
------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950       1998               Formerly: Chief Executive Officer, YWCA of the
   Trustee                                             USA
------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942         1988               Partner, law firm of Pennock & Cooper
   Trustee
------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935          2001               Retired
   Trustee
------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939           1990               Executive Vice President, Development and
   Trustee                                             Operations Hines Interests Limited Partnership
                                                       (real estate development company)
------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------

   Kevin M. Carome(4) -- 1956       2003               Director, Senior Vice President, Secretary and
   Senior Vice President                               General Counsel, A I M Management Group Inc.
                                                       (financial services holding company) and A I M
                                                       Advisors, Inc.; Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director,
                                                       Vice President and General Counsel, Fund
                                                       Management Company
                                                       Formerly: Senior Vice President and General
                                                       Counsel, Liberty Financial Companies, Inc.; and
                                                       Senior Vice President and General Counsel,
                                                       Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------

   Gary T. Crum(5) -- 1947          1991               Director, Chairman and Director of Investments,
   Senior Vice President                               A I M Capital Management, Inc.; Director and
                                                       Executive Vice President, A I M Management
                                                       Group Inc.; Director and Senior Vice President,
                                                       A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955           2002               Managing Director and Chief Research
   Vice President                                      Officer -- Fixed Income, A I M Capital
                                                       Management, Inc.; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943          1992               Vice President and Chief Compliance Officer,
   Vice President                                      A I M Advisors, Inc. and A I M Capital
                                                       Management, Inc.; and Vice President, AIM
                                                       Investment Services, Inc.(3)
------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960        1992               Managing Director and Chief Cash Management
   Vice President                                      Officer, A I M Capital Management, Inc.;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M Advisors,
                                                       Inc.
------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(5) -- 1940       2002               Vice President, A I M Advisors, Inc., and
   Vice President                                      President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management,
                                                       Inc.
------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959           1988               Vice President and Fund Treasurer, A I M
   Vice President and Treasurer                        Advisors, Inc.
------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  -------------------------------

   Carl Frischling -- 1937         Cortland Trust, Inc.
   Trustee                         (registered investment company)
------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      None
   Trustee
------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        None
   Trustee
------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         None
   Trustee
------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          None
   Trustee
------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------

   Kevin M. Carome(4) -- 1956      N/A
   Senior Vice President
------------------------------------------------------------------------------------------------------

   Gary T. Crum(5) -- 1947         N/A
   Senior Vice President
------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(5) -- 1940      N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          N/A
   Vice President and Treasurer
------------------------------------------------------------------------------------------------------

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

  (4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.

  (5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney
                                Houston, TX 77046               Houston, TX 77046               Suite 1200
                                                                                                Houston, TX 77010

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   State Street Bank and Trust
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022                                              Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2003, 0.00% is eligible for the dividends received deduction for corporations.

REQUIRED STATE INCOME TAX INFORMATION (UNAUDITED)

Of the ordinary dividends paid, 1.13% was derived from U.S. Treasury
Obligations.

     DOMESTIC EQUITY                   INTERNATIONAL/GLOBAL EQUITY                                 FIXED INCOME

                                      AIM Asia Pacific Growth Fund                                   TAXABLE
                                      AIM Developing Markets Fund
AIM Aggressive Growth Fund            AIM European Small Company Fund                       AIM Floating Rate Fund
AIM Balanced Fund*                    AIM Global Aggressive Growth Fund                     AIM High Yield Fund
AIM Basic Balanced Fund*              AIM Global Growth Fund                                AIM Income Fund
AIM Basic Value Fund                  AIM Global Trends Fund                                AIM Intermediate Government Fund
AIM Blue Chip Fund                    AIM Global Value Fund(4)                              AIM Limited Maturity Treasury Fund(5,6)
AIM Capital Development Fund          AIM International Core Equity Fund                    AIM Money Market Fund
AIM Charter Fund                      AIM International Emerging Growth Fund                AIM Short-Term Bond Fund
AIM Constellation Fund                AIM International Growth Fund                         AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund      INVESCO European Fund                                 INVESCO Cash Reserves Fund
AIM Diversified Dividend Fund(1)      INVESCO International Blue Chip Value Fund            INVESCO High Yield Fund
AIM Emerging Growth Fund                                                                    INVESCO Select Income Fund
AIM Large Cap Basic Value Fund               SECTOR EQUITY                                  INVESCO U.S. Government Money Fund
AIM Large Cap Growth Fund                                                                   INVESCO U.S. Government Securities Fund
AIM Libra Fund                        AIM Global Energy Fund
AIM Mid Cap Basic Value Fund          AIM Global Financial Services Fund
AIM Mid Cap Core Equity Fund          AIM Global Health Care Fund
AIM Mid Cap Growth Fund               AIM Global Science and Technology Fund                          TAX-FREE
AIM Opportunities I Fund(2)           AIM Global Utilities Fund
AIM Opportunities II Fund(2)          AIM New Technology Fund                               AIM High Income Municipal Fund
AIM Opportunities III Fund(2)         AIM Real Estate Fund                                  AIM Municipal Bond Fund
AIM Premier Equity Fund               INVESCO Advantage Global Health Sciences Fund         AIM Tax-Exempt Cash Fund
AIM Premier Equity II Fund            INVESCO Energy Fund                                   AIM Tax-Free Intermediate Fund(5,6)
AIM Select Equity Fund                INVESCO Financial Services Fund                       INVESCO Tax-Free Bond Fund
AIM Small Cap Equity Fund             INVESCO Gold & Precious Metals Fund                   INVESCO Tax-Free Money Fund
AIM Small Cap Growth Fund(3)          INVESCO Health Sciences Fund
AIM Weingarten Fund                   INVESCO Leisure Fund
INVESCO Advantage Fund                INVESCO Multi-Sector Fund
INVESCO Balanced Fund*                INVESCO Real Estate Opportunity Fund
INVESCO Core Equity Fund              INVESCO Technology Fund
INVESCO Dynamics Fund                 INVESCO Telecommunications Fund
INVESCO Growth Fund                   INVESCO Utilities Fund
INVESCO Growth & Income Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*
INVESCO Value Equity Fund



* Domestic equity and income fund


(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

         Pending shareholder approval, the following fund reorganizations will occur in late October or early November 2003: AIM Global Energy Fund into INVESCO Energy Fund; AIM Global Financial Services Fund into INVESCO Financial Services Fund; AIM Global Science and Technology Fund into INVESCO Technology Fund; AIM Global Utilities Fund into INVESCO Utilities Fund; AIM International Core Equity Fund into INVESCO International Blue Chip Value Fund; AIM New Technology Fund into INVESCO Technology Fund; AIM Premier Equity II Fund into AIM Premier Equity Fund; INVESCO Advantage Fund into AIM Opportunities III Fund; INVESCO Balanced Fund into INVESCO Total Return Fund; INVESCO Cash Reserves Fund into AIM Money Market Fund; INVESCO European Fund into AIM European Growth Fund; INVESCO Growth Fund into AIM Large Cap Growth Fund; INVESCO Growth & Income Fund into AIM Blue Chip Fund; INVESCO High Yield Fund into AIM High Yield Fund; INVESCO Real Estate Opportunity Fund into AIM Real Estate Fund; INVESCO Select Income Fund into AIM Income Fund; INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund; INVESCO Telecommunications Fund into INVESCO Technology Fund; INVESCO U.S. Government Securities Fund into AIM Intermediate Government Fund; INVESCO Tax-Free Money Fund into aim Tax-Exempt Cash Fund; and INVESCO Value Equity Fund into AIM Large Cap Basic Value Fund.

         For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. Data as of June 30, 2003.


Mutual    Retirement     Annuities    College     Separately     Offshore     Alternative      Cash
Funds     Products                    Savings     Managed        Products     Investments      Management
                                      Plans       Accounts


                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--

                           YOUR GOALS. OUR SOLUTIONS.
                                 --Servicemark--


AIMinvestments.com                                                     STB-AR-1

                                  [COVER ART]

                           AIM TOTAL RETURN BOND FUND

                                  JULY 31, 2003

                                 ANNUAL REPORT

                          YOUR GOALS. OUR SOLUTIONS.SM
                                --Servicemark--

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

================================================================================

                                  [COVER IMAGE]

                ILLUSTRATION OF THE CORNUS FLORIDA DOGWOOD TREE

                                BY MARK CATESBY.

     ILLUSTRATION OF THE CORNUS FLORIDA DOGWOOD TREE IS IN THE HARRY RANSOM

     HUMANITIES RESEARCH CENTER AT THE UNIVERSITY OF TEXAS AT AUSTIN AND IS

REPRODUCED HERE WITH THE UNIVERSITY'S PERMISSION. FOR FURTHER INFORMATION ABOUT

THE HARRY RANSOM HUMANITIES RESEARCH CENTER PLEASE VISIT WWW.HRC.UTEXAS.EDU. FOR

     INFORMATION ABOUT OTHER COLLECTIONS OWNED BY THE UNIVERSITY, VISIT THE

 UNIVERSITY'S WEB SITE AT WWW.UTEXAS.EDU AND CLICK ON "ARTS AND ENTERTAINMENT."

================================================================================

AIM TOTAL RETURN BOND FUND SEEKS TO ACHIEVE MAXIMUM TOTAL RETURN CONSISTENT WITH PRESERVATION OF CAPITAL.

ABOUT INFORMATION THROUGHOUT THIS REPORT:

o AIM Total Return Bond Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price. The fund's distribution rate and 30-day yield will differ.

o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized.

o The fund may invest a portion of its assets in mortgage-backed securities, which may lose value if mortgages are prepaid in response to falling interest rates.

o The average credit quality of the fund's holdings as of the close of the reporting period represents the weighted average quality rating of the securities in the portfolio as assigned by Nationally Recognized Statistical Rating Organizations based on assessment of the credit quality of the individual securities.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In this report, industry classifications used are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lehman Corporate Investment-grade Index is a market value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more.

o The unmanaged Lehman Fixed Rate Mortgage Backed Securities Index is an index of the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC), with maturities of one year or more.

o The unmanaged Lehman U.S. Agency Index is an index of publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government, with maturities of one year or more.

o The unmanaged Lehman U.S. Treasury Index, which represents the performance of public obligations of the U.S. Treasury with a remaining maturity of one year or more, is compiled by Lehman Brothers, a global investment bank.

o The unmanaged Lipper Intermediate Investment Grade Fund Index represents an average of the 30 largest intermediate investment grade bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND USES TO DETERMINE HOW
 TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE,
         UPON REQUEST, BY CALLING 800-959-4246, OR ON THE AIM WEB SITE,
                              AIMINVESTMENTS.COM.

             NOT FDIC INSURED -- MAY LOSE VALUE -- NO BANK GUARANTEE

     This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

TO OUR SHAREHOLDERS

                    Dear Shareholder:

[PHOTO OF           We are pleased to send you this annual report for AIM Total
ROBERT H.           Return Bond Fund for the fiscal year ended July 31, 2003.
GRAHAM]             The report includes a managers' discussion of market
                    conditions and fund strategy, tables showing top holdings in
WE ENCOURAGE YOU    the portfolio, charts tracking fund and index performance, a
TO CONTINUE TO      complete list of portfolio holdings, and other relevant
WORK CLOSELY WITH   information as of July 31, 2003. We hope you will find the
YOUR FINANCIAL      information in this report helpful.
ADVISOR, ESPECIALLY
AS YOUR FINANCIAL   CONSULT WITH YOUR FINANCIAL ADVISOR
GOALS MAY CHANGE
OVER TIME.          Market conditions can be challenging, as the last few years
ROBERT H. GRAHAM    have demonstrated. Moreover, a wide variety of investment
                    options now exists. We strongly believe that investors can benefit from the guidance of a financial advisor, who can help them make investment choices consistent with their financial objectives and tolerance for risk. Your financial advisor also can help you stay focused on your financial goals regardless of sometimes unsettling market and economic trends. We encourage you to continue to work closely with your financial advisor, especially as your financial goals may change over time.

VISIT OUR WEB SITE

Up-to-date information about your fund is available at our Web site, aiminvestments.com. The Web site also offers economic and market commentary from senior AIM investment officers, educational articles on various investment topics, and other financial information. You also can order forms and literature at our Web site. In addition, you can check your account, conduct transactions and view your account statements. We encourage you to take advantage of the services offered at our Web site. As always, members of our award-winning Client Services department also are ready to help you. They can be reached at 800-959-4246.

THANK YOU FOR YOUR COMMITMENT TO AIM INVESTMENTS

We want to express our appreciation to you for your continued participation in AIM Investments. We realize the last few years have been trying for many investors, especially those with major investments in stocks and stock funds, and future market trends are unpredictable. However, we believe that those who maintain a long-term perspective and adhere to a diversified approach to investing should ultimately be rewarded for their perseverance.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman and President
July 31, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND'S RETURN FOR FISCAL YEAR SURPASSES THAT OF BENCHMARK

This report covers the fiscal year ended 7/31/03. During this 12-month period, AIM Total Return Bond Fund produced positive returns. At net asset value, Class A shares produced total return of 5.77%. By comparison, the Lehman Aggregate Bond Index (the fund's broad market index) returned 5.42%.

MARKET CONDITIONS

In the first half of the fiscal year, tensions mounted with Iraq. Meanwhile, the nation's gross domestic product (GDP), generally considered the broadest measure of economic activity, expanded at an annualized rate of 4.0% in the third quarter but only 1.4% in the fourth quarter of 2002. During the second half of the fiscal year, coalition forces took military action against Iraq and toppled the regime of Saddam Hussein. The nation's GDP increased from an annualized rate of 1.4% in the first quarter of 2003 to 3.1% in the second quarter. However, the U.S. unemployment rate climbed from 6.1% in May 2003 to 6.4% in June before falling to 6.2% in July.

    The Federal Reserve Board (the Fed) lowered the short-term federal funds rate from 1.75% to 1.25% in November, 2002, and then to 1.00% in June, 2003. The Fed said it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth. Lower interest rates tend to stimulate economic growth by making it less expensive for corporations and consumers to borrow money to spend. Rising interest rates tend to decrease the value of bonds, eroding bond fund share prices.

    Within the investment-grade category, corporate bonds substantially outperformed other sectors of the Lehman Aggregate Bond Index during the fund's fiscal year. The Lehman Corporate Investment Grade Index achieved a return of 11.3%, while the U.S. Treasury Index returned 4.5% and the U.S. Agency Index posted a 4.3% return. The Fixed Rate Mortgage Backed Securities Index trailed the pack with a 2.6% return. (All of these are sub-indexes of the Lehman Aggregate Bond Index.)

YOUR FUND

AIM Total Return Bond Fund continued to pursue maximum total return (which consists of dividend income and capital appreciation) consistent with preservation of capital. To this end, the fund continued to invest entirely in investment-grade fixed-income securities, primarily U.S. Treasury

================================================================================
PORTFOLIO COMPOSITION

INVESTMENT TYPE BREAKDOWN

BASED ON TOTAL INVESTMENTS

                                          [PIE CHART]

Asset-Backed Notes                            1%
Money Market Funds                            2%
International Bonds & Notes                   6%
U.S. Treasury Securities                     11%
U.S. Government Agency
Securities                                   35%
U.S. Corporate Bonds & Notes                 45%

================================================================================

================================================================================
TOP 10 FIXED INCOME ISSUERS*                   TOP 10 INDUSTRIES*
--------------------------------------------------------------------------------
 1. Federal National Mortgage               1. U.S. Government Agency
    Association (FNMA)             20.8%       Securities (Mortgages)      36.6%

 2. U.S. Treasury Notes             9.1     2. U.S. Treasury Securities    11.9

 3. Federal Home Loan                       3. Other Diversified Financial
    Mortgage Corp. (FHLMC)          8.6        Services                    11.1

 4. Government National                     4. Diversified Banks            5.3
    Mortgage Association (GNMA)     5.2
                                            5. Integrated Telecommunication
 5. U.S. Treasury Bonds             2.8        Services                     5.1

 6. Sprint Capital Corp.            2.7     6. Broadcasting & Cable TV      4.8

 7. Household Finance Corp.         1.8     7. Electric Utilities           4.6

 8. United Mexican States (Mexico)  1.5     8. Wireless Telecommunication
                                               Services                     2.1
 9. Continental Cablevision, Inc.   1.5
                                            9. Investment Banking &
10. Federal Home Loan Bank          1.4        Brokerage                    1.9

                                           10. Sovereign Debt               1.7

* Excludes money market fund holdings,and based on total net assets.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
================================================================================

================================================================================

                             WE INCREASED CORPORATE

                             INVESTMENTS, BOOSTING

                            INDUSTRIAL AND FINANCIAL

                            ISSUES, AND REDUCED THE

                            PERCENTAGE OF ASSETS IN

                           MORTGAGE-BACKED HOLDINGS.

================================================================================
and agency issues (including mortgage-backed instruments) and investment-grade corporate bonds. This multi-sector approach enabled the fund to capture the performance of a significant portion of the U.S. bond market while maintaining a conservative risk/return profile.

    During the reporting period, we increased corporate investments, boosting industrial and financial issues, and reduced the percentage of assets in mortgage-backed holdings.

    During the first quarter of 2003, the fund's results benefited from an overweight allocation in investment-grade corporate securities, which were the top-performing sector in the Lehman Aggregate Bond Index. Holdings in the finance and communications industries did especially well. The fund's overweight position in mortgage-backed instruments detracted from results, while being underweight in U.S. government bonds helped, as these two sectors underperformed corporate bonds.

    Corporate credit remained the top performer in the second quarter, and the fund especially benefited from its overweightings in banks, finance, utilities and consumer cyclicals. We reduced mortgage-backed holdings over the quarter as these barely achieved positive returns, due to a flood of prepayments from refinancing.

IN CLOSING

    We will continue to apply active portfolio management, coupled with careful research, to maintain a conservative, stable portfolio appropriate for investors seeking a core investment for a diversified portfolio.

    We are pleased to have been able to provide positive total return, deliver attractive current income, and preserve shareholders' capital during the fiscal year ended July 31, 2003, and we will continue to work diligently to meet these objectives going forward.

                    ROBERT G. ALLEY

[PHOTO OF           Mr. Alley, Chartered Financial Analyst, is Managing Director
ROBERT G. ALLEY]    and Chief Fixed-Income Officer of A I M Capital Management,
                    Inc. He is co-manager of AIM Total Return Bond Fund. Mr.
Alley began his investment career in 1972. He joined AIM in 1992. He received a B.A. in economics and an M.B.A., both from the University of Missouri. Mr. Alley is a captain in the U.S. Naval Reserve.

                    JAN H. FRIEDLI

[PHOTO OF           Mr. Friedli is Vice President of A I M Capital Management,
JAN H. FRIEDLI]     Inc. and co-manager of AIM Total Return Bond Fund. He began his investment career in 1990 and joined AIM in 1999. Mr.
Friedli graduated cum laude from Villanova University with a B.S. in computer science and earned an M.B.A. with honors from the University of Chicago.

                    SCOT W. JOHNSON

[PHOTO OF           Mr. Johnson, Chartered Financial Analyst, is Vice President
SCOT W. JOHNSON]    of A I M Capital Management, Inc. and co-manager of AIM
                    Total Return Bond Fund. He joined AIM in 1994. He received both his bachelor's degree in economics and an M.B.A. in finance from Vanderbilt University.

Assisted by Investment Grade Team


================================================================================

As of 7/31/03

TOTAL NUMBER OF HOLDINGS*            327

TOTAL NET ASSETS           $87.2 MILLION

AVERAGE CREDIT QUALITY RATING         AA

AVERAGE MATURITY              6.37 YEARS

================================================================================

================================================================================
FUND PERFORMANCE

FUND PROVIDED CURRENT INCOME
As of 7/31/03

                     30-DAY
         FUND     DISTRIBUTION    30-DAY
         CLASS       RATE          YIELD
         A           3.53%         2.49%
         B           2.96          1.85
         C           2.96          1.85

Had the advisor not waived fees and/or reimbursed expenses, 30-day yields would have been 1.89% for Class A shares, 1.33% for Class B shares and 1.33% for Class C shares.

================================================================================

================================================================================

FUND VS. INDEXES

Total returns 7/31/02-7/31/03,
Excluding sales charges

Class A shares                                    5.77%

Class B shares                                    4.98

Class C shares                                    4.98

Lehman Aggregate Bond Index
(Broad Market Index/Style Specific Index)         5.42

Lipper Intermediate Investment Grade Fund Index
(Peer Group Index)                                6.60

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.
================================================================================

[GRAPHIC]

For More Information Visit AIMinvestments.com


                          See important fund and index
                         disclosures inside front cover.

FUND PERFORMANCE

================================================================================


RESULTS OF A $10,000 INVESTMENT
12/31/01-7/31/03

                                [MOUNTAIN CHART]


           AIM TOTAL         AIM TOTAL        AIM TOTAL        LEHMAN       LIPPER INTERMEDIATE
           RETURN BOND       RETURN BOND      RETURN BOND      AGGREGATE    INVESTMENT GRADE
DATE       FUND, CLASS A     FUND, CLASS B    FUND, CLASS C    BOND INDEX   FUND INDEX
---------  -------------     -------------    -------------    ----------   -------------------
12/31/01          $ 9525            $10000           $10000        $10000                $10000
1/31/02             9615             10090            10090         10081                 10072
4/30/02             9680             10140            10140         10204                 10173
7/31/02             9914             10364            10364         10505                 10291
10/31/02           10123             10562            10562         10805                 10564
1/31/03            10364             10793            10793         11036                 10864
4/30/03            10634             11054            11054         11272                 11150
7/31/03           $10485            $10481           $10881        $11074                $10972

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results.

DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

    Your fund's total return includes sales charges, expenses and management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the fund at the close of the reporting period and paid the applicable contingent deferred sales charges.

    The performance of the fund's share classes will differ due to different sales charge structures and class expenses. For fund performance calculations and indexes used in this report, please see the inside front cover.

    Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or on sale of fund shares. Performance of the indexes does not reflect the effects of taxes.

FUND RETURNS

================================================================================

AVERAGE ANNUAL TOTAL RETURNS
As of 7/31/03, including sales charges

Class A Shares
 Inception (12/31/01)       3.04%
  1 Year                    0.73

Class B Shares
 Inception (12/31/01)       3.02%
  1 Year                   -0.02

Class C Shares
 Inception (12/31/01)       5.49%
  1 Year                    3.98

In addition to fund returns as of the close of the fiscal year, industry regulations require us to provide average annual total returns (including sales charges) for periods ended 6/30/03, the most recent calendar quarter-end, which were as follows. Class A shares, inception (12/31/01), 5.45%; one year, 4.94%. Class B shares, inception (12/31/01), 5.55%; one year, 4.40%. Class C shares, inception (12/31/01), 8.14%; one year, 8.40%.

FINANCIALS

SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------
July 31, 2003

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BONDS & NOTES-52.11%

AEROSPACE & DEFENSE-0.63%

Lockheed Martin Corp.,
  Unsec. Gtd. Unsub. Notes, 7.25%, 05/15/06    $  150,000   $   168,018
-----------------------------------------------------------------------
  Series A, Medium Term Notes, 8.66%,
  11/30/06                                        225,000       258,930
-----------------------------------------------------------------------
Raytheon Co.,
  Notes, 6.75%, 08/15/07                           40,000        44,418
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 6.30%, 03/15/05                75,000        79,682
=======================================================================
                                                                551,048
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.37%

Bank of New York Co., Inc. (The), Sub. Medium
  Term Notes, 7.17%, 03/24/28                     750,000       115,500
-----------------------------------------------------------------------
Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $238,542)(a)(b)                  200,000       205,282
=======================================================================
                                                                320,782
=======================================================================

AUTOMOBILE MANUFACTURERS-0.64%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04         550,000       557,529
=======================================================================

BROADCASTING & CABLE TV-4.77%

Clear Channel Communications, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 11/01/08          500,000       563,125
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 06/15/05               175,000       192,031
-----------------------------------------------------------------------
Comcast Cable Communications, Inc., Unsec.
  Unsub. Notes, 8.88%, 05/01/17                   400,000       489,868
-----------------------------------------------------------------------
Comcast Corp.,
  Sr. Unsec. Notes, 8.88%, 04/01/07               150,000       158,608
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.50%, 06/15/06         200,000       238,000
-----------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Unsec.
  Deb., 9.50%, 08/01/13                         1,100,000     1,274,691
-----------------------------------------------------------------------
Cox Communications, Inc.,
  Sr. Unsec. Putable Deb., 6.53%, 02/01/08        110,000       118,985
-----------------------------------------------------------------------
  Unsec. Notes, 4.63%, 06/01/13                   100,000        93,470
-----------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 4.38%, 05/01/08
  (Acquired 04/14/03; Cost $249,838)(a)(b)        250,000       253,347
-----------------------------------------------------------------------
TCI Communications Financing III, Gtd. Bonds,
  9.65%, 03/31/27                                 300,000       343,455
-----------------------------------------------------------------------
TCI Communications, Inc., Medium Term Notes,
  8.35%, 02/15/05                                 350,000       375,424
-----------------------------------------------------------------------
Time Warner Inc., Unsec. Notes, 7.75%,
  06/15/05                                         50,000        54,665
=======================================================================
                                                              4,155,669
=======================================================================

CONSUMER FINANCE-3.96%

Capital One Bank-Series 4, Sr. Global Notes,
  6.50%, 07/30/04                                 125,000       129,844
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

Capital One Financial Corp., Sr. Unsec.
  Notes,
  7.25%, 12/01/03                              $  150,000   $   151,642
-----------------------------------------------------------------------
  7.25%, 05/01/06                                 675,000       716,344
-----------------------------------------------------------------------
  8.75%, 02/01/07                                 200,000       217,470
-----------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.50%, 06/15/04                           75,000        78,077
-----------------------------------------------------------------------
  Unsec. Global Notes,
    6.70%, 07/16/04                               270,000       280,155
-----------------------------------------------------------------------
    6.88%, 02/01/06                               235,000       247,927
-----------------------------------------------------------------------
Household Finance Corp.,
  Global Notes, 6.38%, 11/27/12                   200,000       211,220
-----------------------------------------------------------------------
  Medium Term Notes, 3.38%, 02/21/06               50,000        50,521
-----------------------------------------------------------------------
  Sr. Unsec. Global Notes,
    6.50%, 01/24/06                               100,000       108,452
-----------------------------------------------------------------------
    7.63%, 05/17/32                               345,000       387,307
-----------------------------------------------------------------------
    8.00%, 05/09/05                               700,000       770,105
-----------------------------------------------------------------------
MBNA America Bank, N.A., Notes, 6.88%,
  07/15/04 (Acquired 12/04/02; Cost
  $104,633)(a)(b)                                 100,000       104,137
=======================================================================
                                                              3,453,201
=======================================================================

DISTILLERS & VINTNERS-0.27%

Diageo PLC (United Kingdom), Sr. Unsec. Gtd.
  Putable Notes, 7.45%, 04/15/05                  200,000       236,904
=======================================================================

DIVERSIFIED BANKS-5.28%

American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $83,179)(a)(b)          75,000        80,295
-----------------------------------------------------------------------
Bank of America Corp.-Series B, Putable Sub.
  Medium Term Notes, 8.57%, 11/15/04              150,000       187,623
-----------------------------------------------------------------------
Bank One Corp., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/01/05                          250,000       276,335
-----------------------------------------------------------------------
BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Notes, 8.00%, 12/15/26                150,000       156,622
-----------------------------------------------------------------------
BankAmerica Institutional Capital-Series B,
  Gtd. Bonds, 7.70%, 12/31/26 (Acquired
  06/18/03; Cost $235,760)(a)(b)                  200,000       206,738
-----------------------------------------------------------------------
Barnett Capital I, Gtd. Notes, 8.06%,
  12/01/26                                        175,000       188,883
-----------------------------------------------------------------------
Barnett Capital II, Gtd. Bonds, 7.95%,
  12/01/26                                        400,000       426,860
-----------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
  06/01/27 (Acquired 05/22/03; Cost
  $379,629)(a)(b)                                 300,000       323,826
-----------------------------------------------------------------------
Citicorp, Jr. Unsec. Sub. Notes, 6.38%,
  01/15/06                                        100,000       106,645
-----------------------------------------------------------------------
Comerica Inc., Sub. Notes, 4.80%, 05/01/15        100,000        94,101
-----------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Global Notes, 5.20%, 05/21/13                   350,000       331,905
-----------------------------------------------------------------------
  Unsec. Global Notes, 6.88%, 03/15/12            200,000       213,560
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Danske Bank A/S (Denmark), Sub. Yankee Notes,
  6.38%, 06/15/08 (Acquired 08/30/02; Cost
  107,346)(a)(b)                               $  100,000   $   106,572
-----------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27                                 160,000       171,469
-----------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06                                250,000       293,465
-----------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  1.25%, 06/29/49(c)                              300,000       238,363
-----------------------------------------------------------------------
NBD Bank N.A., Unsec. Putable Sub. Deb.,
  8.25%, 11/01/04                                 250,000       298,842
-----------------------------------------------------------------------
Royal Bank of Scotland Group PLC (United
  Kingdom), Sub. Yankee Notes, 4.70%,
  07/03/18                                        175,000       158,261
-----------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                 100,000       110,588
-----------------------------------------------------------------------
Scotland International Finance No. 2 B.V.
  (Netherlands), Sub. Notes, 4.25%, 05/23/13
  (Acquired 05/20/03; Cost $199,500)(a)(b)        200,000       185,824
-----------------------------------------------------------------------
U.S. Bancorp-Series N, Sr. Medium Term Notes,
  2.75%, 03/30/06                                  50,000        50,219
-----------------------------------------------------------------------
U.S. Bank, N.A., Sub. Global Notes, 4.80%,
  04/15/15                                        300,000       283,644
-----------------------------------------------------------------------
Wells Fargo Financial, Inc., Global Notes,
  6.13%, 02/15/06                                 100,000       109,096
=======================================================================
                                                              4,599,736
=======================================================================

DIVERSIFIED CAPITAL MARKETS-0.54%

Chase Manhattan Corp., Sub. Deb., 7.88%,
  07/15/06                                        100,000       113,302
-----------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%, 10/29/49                          300,000       361,263
=======================================================================
                                                                474,565
=======================================================================

ELECTRIC UTILITIES-4.64%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05             50,000        54,869
-----------------------------------------------------------------------
American Electric Power Co., Inc., Sr. Unsec.
  Unsub. Notes, 5.25%, 06/01/15                   150,000       140,181
-----------------------------------------------------------------------
CenterPoint Energy, Inc.,
  Bonds, 6.85%, 06/01/15 (Acquired 05/21/03;
  Cost $499,790)(a)                               500,000       471,855
-----------------------------------------------------------------------
  Notes, 5.88%, 06/01/08 (Acquired 05/21/03;
  Cost $100,852))(a)                              100,000        98,009
-----------------------------------------------------------------------
Cinergy Corp., Unsec. Sub. Global Deb.,
  6.25%, 09/01/04                                 100,000       104,456
-----------------------------------------------------------------------
Duke Energy Corp.,
  Bonds, 6.45%, 10/15/32                           80,000        77,159
-----------------------------------------------------------------------
  First Mortgage Bonds, 3.75%, 03/05/08
  (Acquired 02/20/03; Cost $99,709)(a)(b)         100,000        99,772
-----------------------------------------------------------------------
Hydro-Quebec (Canada), Gtd. Floating Rate
  Euro Notes, 1.31%, 09/29/49(c)                  350,000       306,361
-----------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                          650,000       709,000
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

MidAmerican Energy Holdings Co., Sr. Unsec.
  Global Notes, 3.50%, 05/15/08                $  350,000   $   339,342
-----------------------------------------------------------------------
Niagara Mohawk Power Corp., First Mortgage
  Bonds, 8.00%, 06/01/04(d)                       210,000       219,824
-----------------------------------------------------------------------
Public Service Co. of Colorado, First
  Mortgage Bonds, 4.88%, 03/01/13 (Acquired
  03/07/03; Cost $139,796)(a)(b)                  140,000       136,151
-----------------------------------------------------------------------
Public Service Co. of New Mexico-Series A,
  Sr. Unsec. Notes, 7.10%, 08/01/05               270,000       295,369
-----------------------------------------------------------------------
South Carolina Electric & Gas Co., First
  Mortgage Bonds, 5.30%, 05/15/33                 150,000       132,696
-----------------------------------------------------------------------
Southern Power Co., Bonds, 4.88%, 07/15/15
  (Acquired 07/01/03; Cost $179,528)(a)(b)        180,000       165,764
-----------------------------------------------------------------------
TXU Corp.-Series B, Sr. Unsec. Notes, 6.38%,
  10/01/04(d)                                     100,000       105,182
-----------------------------------------------------------------------
Wisconsin Public Service Corp., Sr. Sec.
  Notes, 4.88%, 12/01/12                          500,000       494,960
-----------------------------------------------------------------------
Xcel Energy, Inc., Sr. Notes, 3.40%, 07/01/08
  (Acquired 06/19/03; Cost $99,807)(a)(b)         100,000        95,374
=======================================================================
                                                              4,046,324
=======================================================================

ENVIRONMENTAL SERVICES-0.18%

Waste Management, Inc., Unsec. Putable Notes,
  7.10%, 08/01/03                                 150,000       154,716
=======================================================================

GAS UTILITIES-0.63%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                           200,000       208,358
-----------------------------------------------------------------------
Kinder Morgan, Inc., Sr. Unsec. Notes, 6.80%,
  03/01/08                                        250,000       275,787
-----------------------------------------------------------------------
MCN Corp., First Mortgage Bonds, 5.70%,
  03/15/33                                         75,000        69,562
=======================================================================
                                                                553,707
=======================================================================

HEALTH CARE FACILITIES-0.11%

HCA Inc., Notes, 6.25%, 02/15/13                  100,000        94,580
=======================================================================

HOMEBUILDING-0.61%

M.D.C. Holdings, Inc., Sr. Unsec. Gtd. Notes,
  5.50%, 05/15/13                                 400,000       377,092
-----------------------------------------------------------------------
Pulte Homes, Inc., Sr. Unsec. Notes, 6.38%,
  05/15/33                                        175,000       157,850
=======================================================================
                                                                534,942
=======================================================================

HOUSEWARES & SPECIALTIES-0.41%

American Greetings Corp., Unsec. Putable
  Notes, 6.10%, 08/01/08                          350,000       360,062
=======================================================================

HYPERMARKETS & SUPER CENTERS-0.16%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                        125,000       138,917
=======================================================================

INTEGRATED OIL & GAS-0.84%

Occidental Petroleum Corp.,
  Sr. Unsec. Notes,
    6.50%, 04/01/05                               250,000       266,697
-----------------------------------------------------------------------
    7.38%, 11/15/08                                60,000        68,047
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
INTEGRATED OIL & GAS-(CONTINUED)

Repsol International Finance B.V.
  (Netherlands), Unsec. Gtd. Global Notes,
  7.45%, 07/15/05                              $   30,000   $    32,896
-----------------------------------------------------------------------
TGT Pipeline LLC, Bonds, 5.20%, 06/01/18
  (Acquired 05/22/03; Cost $398,968)(a)(b)        400,000       365,656
=======================================================================
                                                                733,296
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-5.11%

British Telecommunications PLC (United
  Kingdom), Global Notes, 7.88%, 12/15/05         100,000       112,052
-----------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 8.25%, 06/15/05                          125,000       137,890
-----------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 10.00%, 03/01/31                  250,000       314,053
-----------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                     75,000        82,698
-----------------------------------------------------------------------
New England Telephone & Telegraph Co., Sr.
  Unsec. Notes, 7.65%, 06/15/07                   150,000       169,556
-----------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06               85,000        96,449
-----------------------------------------------------------------------
Sprint Capital Corp.,
  Gtd. Global Notes, 5.88%, 05/01/04              300,000       307,152
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
    6.00%, 01/15/07                               750,000       793,335
-----------------------------------------------------------------------
    7.13%, 01/30/06                                50,000        54,116
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  6.13%, 11/15/08                                 300,000       315,282
-----------------------------------------------------------------------
  Unsec. Gtd. Global Notes,
    7.90%, 03/15/05                               550,000       593,642
-----------------------------------------------------------------------
    8.75%, 03/15/32                               300,000       331,350
-----------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07                                        500,000       555,625
-----------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Unsub. Global Notes, 7.75%, 12/01/30            200,000       223,678
-----------------------------------------------------------------------
Verizon Pennsylvania Inc.-Series A, Global
  Notes, 5.65%, 11/15/11                          350,000       363,807
=======================================================================
                                                              4,450,685
=======================================================================

INVESTMENT BANKING & BROKERAGE-1.95%

Bear Stearns Cos. Inc. (The), Sr. Unsec.
  Global Notes, 3.00%, 03/30/06                    20,000        20,148
-----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Global
  Bonds, 7.63%, 08/17/05                          150,000       166,043
-----------------------------------------------------------------------
Goldman Sachs Group, L.P., Unsec. Notes,
  7.25%, 10/01/05 (Acquired 03/18/03; Cost
  $167,339)(a)(b)                                 150,000       164,490
-----------------------------------------------------------------------
Lehman Brothers Inc.,
  Sr. Sub. Deb., 11.63%, 05/15/05                 250,000       287,737
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 7.63%, 06/01/06          150,000       169,410
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-(CONTINUED)

Merrill Lynch & Co., Inc.-Series B, Medium
  Term Notes, 4.54%, 03/08/05                  $  250,000   $   259,595
-----------------------------------------------------------------------
Morgan Stanley,
  Sr. Global Notes, 7.75%, 06/15/05               375,000       413,303
-----------------------------------------------------------------------
  Unsec. Notes, 6.30%, 01/15/06                   200,000       216,344
=======================================================================
                                                              1,697,070
=======================================================================

LIFE & HEALTH INSURANCE-0.40%

John Hancock Global Funding II, Notes, 5.00%,
  07/27/07 (Acquired 06/12/02; Cost
  $99,945)(a)(b)                                  100,000       104,683
-----------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                        120,000       132,078
-----------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06                                 100,000       113,114
=======================================================================
                                                                349,875
=======================================================================

MOVIES & ENTERTAINMENT-0.80%

AOL Time Warner Inc., Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.13%, 04/15/06                   400,000       430,432
-----------------------------------------------------------------------
Viacom Inc., Sr. Unsec. Gtd. Global Bonds,
  5.50%, 05/15/33                                 300,000       265,755
=======================================================================
                                                                696,187
=======================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.44%

Westar Energy, Inc., Sec. First Mortgage
  Global Bonds, 7.88%, 05/01/07                   350,000       385,875
=======================================================================

MUNICIPALITIES-0.41%

Illinois (State of); Unlimited Tax Pension
  Series 2003 GO, 5.10%, 06/01/33(e)              425,000       359,741
=======================================================================

OIL & GAS DRILLING-0.12%

R&B Falcon Corp.-Series B, Sr. Unsec. Notes,
  6.75%, 04/15/05                                 100,000       106,949
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.01%

Anadarko Petroleum Corp. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                    250,000       280,075
-----------------------------------------------------------------------
Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Bonds, 7.20%, 08/15/31          150,000       165,915
-----------------------------------------------------------------------
Kern River Funding Corp., Sr. Gtd. Notes,
  4.89%, 04/30/18 (Acquired 05/20/03; Cost
  $154,842)(a)(b)                                 149,389       144,681
-----------------------------------------------------------------------
Kerr-McGee Corp., Unsec. Gtd. Global Notes,
  5.38%, 04/15/05                                 150,000       157,104
-----------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Sr. Sub.
  Notes, 9.25%, 06/15/04                          125,000       131,966
=======================================================================
                                                                879,741
=======================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-0.18%

Petroleos Mexicanos (Mexico), Unsec. Gtd.
  Unsub. Global Notes, 6.50%, 02/01/05            150,000       158,438
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-7.63%

American General Finance Corp.-Series H,
  Medium Term Notes, 2.75%, 06/15/08           $  150,000   $   141,570
-----------------------------------------------------------------------
ASIF Global Financing XIX, Sec. Notes, 4.90%,
  01/17/13 (Acquired 01/08/03; Cost
  $199,374)(a)(b)                                 200,000       194,328
-----------------------------------------------------------------------
ASIF Global Financing XX, Sec. Notes, 2.65%,
  01/17/06 (Acquired 01/08/03; Cost
  $149,763)(a)(b)                                 150,000       151,061
-----------------------------------------------------------------------
Associates Corp. of North America, Sub. Deb.,
  8.15%, 08/01/09                                 375,000       440,573
-----------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                        200,000       274,624
-----------------------------------------------------------------------
CIT Group Inc.,
  Sr. Floating Rate Medium Term Global Notes,
  2.35%, 11/25/03(f)                              100,000       100,172
-----------------------------------------------------------------------
  Sr. Global Notes, 7.13%, 10/15/04                40,000        42,488
-----------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Notes, 7.63%,
  08/16/05                                        175,000       192,267
-----------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                 350,000       369,796
-----------------------------------------------------------------------
Corestates Capital Trust I, Bonds, 8.00%,
  12/15/26 (Acquired 06/18/03; Cost
  $178,733)(a)(b)                                 150,000       162,419
-----------------------------------------------------------------------
FMR Corp., Bonds, 7.57%, 06/15/29 (Acquired
  05/01/02-07/25/02; Cost $218,028)(a)(b)         200,000       231,462
-----------------------------------------------------------------------
General Electric Capital Corp.,
  Gtd. Sub. Notes, 8.13%, 05/15/12                215,000       254,188
-----------------------------------------------------------------------
  Series A, Medium Term Global Notes,
    2.85%, 01/30/06                                25,000        25,320
-----------------------------------------------------------------------
    5.00%, 06/15/07                               200,000       211,550
-----------------------------------------------------------------------
    6.00%, 06/15/12                               100,000       105,042
-----------------------------------------------------------------------
    6.80%, 11/01/05                               400,000       438,528
-----------------------------------------------------------------------
General Motors Acceptance Corp.,
  Global Bonds, 8.00%, 11/01/31                   150,000       146,475
-----------------------------------------------------------------------
  Global Notes,
    4.50%, 07/15/06                               175,000       175,522
-----------------------------------------------------------------------
    5.13%, 05/09/08                               125,000       121,151
-----------------------------------------------------------------------
  Medium Term Notes,
    4.15%, 02/07/05                               550,000       556,188
-----------------------------------------------------------------------
    6.38%, 01/30/04                               150,000       153,309
-----------------------------------------------------------------------
Heller Financial, Inc.-Class A,
  Sr. Unsec. Global Notes, 8.00%, 06/15/05        400,000       441,768
-----------------------------------------------------------------------
  Unsec. Global Notes, 7.38%, 11/01/09             60,000        68,897
-----------------------------------------------------------------------
International Lease Finance Corp.,
  Global Notes, 2.95%, 05/23/06                   100,000        99,975
-----------------------------------------------------------------------
  Notes, 5.13%, 08/01/04                           50,000        51,746
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Notes,
  8.75%, 03/15/05                                 250,000       275,230
-----------------------------------------------------------------------
NiSource Finance Corp., Bonds, 5.40%,
  07/15/14                                        250,000       242,058
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Pemex Finance Ltd. (Cayman Islands)- Series
  1999-2, Class A1, Global Bonds, 9.69%,
  08/15/09                                     $  100,000   $   117,287
-----------------------------------------------------------------------
Pemex Project Funding Master Trust, Notes,
  7.38%, 12/15/14 (Acquired 05/28/03; Cost
  $275,348)(a)(b)                                 250,000       259,603
-----------------------------------------------------------------------
Regional Diversified Funding, Sr. Notes,
  9.25%, 03/15/30 (Acquired 01/10/03; Cost
  $165,305)(a)(b)                                 147,325       162,276
-----------------------------------------------------------------------
Washington Mutual Financial Corp., Sr. Unsec.
  Notes, 8.25%, 06/15/05                          400,000       444,112
=======================================================================
                                                              6,650,985
=======================================================================

PACKAGED FOODS & MEATS-0.34%

Kraft Foods Inc.,
  Global Notes,
    5.25%, 06/01/07                                60,000        63,015
-----------------------------------------------------------------------
    5.63%, 11/01/11                               100,000       101,082
-----------------------------------------------------------------------
    6.25%, 06/01/12                               125,000       131,204
=======================================================================
                                                                295,301
=======================================================================

PHARMACEUTICALS-0.06%

Lilly (Eli) & Co., Unsec. Unsub. Global
  Notes, 2.90%, 03/15/08                           50,000        48,828
=======================================================================

PUBLISHING-0.78%

News America Holdings, Sr. Unsec. Gtd. Deb.,
  7.70%, 10/30/25                                 200,000       218,280
-----------------------------------------------------------------------
News America Inc.,
  Bonds, 6.55%, 03/15/33
  (Acquired 03/04/03; Cost $199,578)(a)(b)        200,000       201,084
-----------------------------------------------------------------------
  Notes, 4.75%, 03/15/10 (Acquired 03/04/03;
  Cost $149,945)(a)(b)                            150,000       148,692
-----------------------------------------------------------------------
  Sr. Putable Deb., 6.75%, 01/09/10               100,000       107,962
=======================================================================
                                                                676,018
=======================================================================

REAL ESTATE-1.48%

EOP Operating L.P.,
  Sr. Unsec. Notes,
    6.50%, 06/15/04                               110,000       113,763
-----------------------------------------------------------------------
    7.25%, 06/15/28                               100,000       102,588
-----------------------------------------------------------------------
  Unsec. Gtd. Notes, 6.75%, 02/15/12               20,000        21,553
-----------------------------------------------------------------------
  Unsec. Notes, 8.38%, 03/15/06                   500,000       564,625
-----------------------------------------------------------------------
Simon Property Group, L.P., Notes, 5.45%,
  03/15/13 (Acquired 03/13/03; Cost
  $499,015)(a)(b)                                 500,000       488,545
=======================================================================
                                                              1,291,074
=======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.50%

Dominion Resources, Inc.-Series F, Sr. Unsec.
  Putable Notes, 5.25%, 08/01/15                  450,000       432,081
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

REGIONAL BANKS-1.00%

Greater Bay Bancorp, Sr. Notes, 5.25%,
  03/31/08 (Acquired 03/19/03; Cost
  $494,580)(a)(b)                              $  500,000   $   492,520
-----------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05          100,000       103,480
-----------------------------------------------------------------------
Union Planters Bank, N.A., Unsec. Sub. Notes,
  6.50%, 03/15/08                                 250,000       271,595
=======================================================================
                                                                867,595
=======================================================================

SOVEREIGN DEBT-1.74%

Japan Bank for International Coop. (Japan),
  Unsec. Gtd. Euro Bonds, 6.50%, 10/06/05         100,000       108,750
-----------------------------------------------------------------------
New Brunswick (Province of) (Canada), Sec.
  Yankee Deb., 6.75%, 08/15/13                     60,000        69,378
-----------------------------------------------------------------------
United Mexican States (Mexico),
  Global Notes,
    4.63%, 10/08/08                               300,000       301,575
-----------------------------------------------------------------------
    6.63%, 03/03/15                               150,000       150,188
-----------------------------------------------------------------------
    7.50%, 04/08/33                               700,000       688,625
-----------------------------------------------------------------------
  Series A, Medium Term Global Notes,
  6.38%, 01/16/13                                 200,000       201,800
=======================================================================
                                                              1,520,316
=======================================================================

THRIFTS & MORTGAGE FINANCE-0.27%

Countrywide Home Loans, Inc.,
  Series J, Gtd. Medium Term Global Notes,
  5.50%, 08/01/06                                 125,000       133,683
-----------------------------------------------------------------------
  Series K, Medium Term Global Notes, 3.50%,
  12/19/05                                        100,000       101,613
=======================================================================
                                                                235,296
=======================================================================

TOBACCO-1.22%

Altria Group, Inc., Notes,
  6.80%, 12/01/03                                 950,000       960,688
-----------------------------------------------------------------------
  7.13%, 10/01/04                                 100,000       101,375
=======================================================================
                                                              1,062,063
=======================================================================

TRUCKING-0.52%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08                                 400,000       449,136
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.11%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 8.75%, 03/01/31            300,000       348,096
-----------------------------------------------------------------------
Cingular Wireless LLC, Sr. Unsec. Global
  Notes, 5.63%, 12/15/06                          150,000       163,430
-----------------------------------------------------------------------
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10                  700,000       845,250
-----------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.38%, 01/15/11                         400,000       487,000
=======================================================================
                                                              1,843,776
=======================================================================
    Total Bonds & Notes (Cost $45,898,225)                   45,423,008
=======================================================================

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
ASSET-BACKED SECURITIES-1.02%

OTHER DIVERSIFIED FINANCIAL SERVICES-1.02%

Citicorp Lease-Series 1999-1,
  Class A1, Pass Through Ctfs., 7.22%,
  06/15/05 (Acquired 05/08/02-10/03/02; Cost
  $295,332)(a)(b)                              $  277,505   $   299,381
-----------------------------------------------------------------------
  Class A2, Pass Through Ctfs., 8.04%,
  12/15/19 (Acquired 08/20/02; Cost
  $166,614)(a)(b)                                 150,000       166,360
-----------------------------------------------------------------------
First Industrial Realty Trust, Inc., Pass
  Through Ctfs., 7.38%, 05/15/04 (Acquired
  02/06/03; Cost $104,850)(a)(b)                  100,000       103,611
-----------------------------------------------------------------------
Yorkshire Power (Cayman Islands)-Series
  2000-1, Pass Through Ctfs., 8.25%, 02/15/05
  (Acquired 06/19/03; Cost $327,087)(a)(b)        300,000       323,343
=======================================================================
                                                                892,695
=======================================================================
    Total Asset-Backed Securities (Cost
      $883,575)                                                 892,695
=======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-36.58%

FEDERAL HOME LOAN BANK-1.41%

Unsec. Bonds,
  4.88%, 04/16/04 to 05/15/07                     650,000       684,685
-----------------------------------------------------------------------
  5.70%, 03/03/09                                 500,000       542,060
=======================================================================
                                                              1,226,745
=======================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-8.59%

Pass Through Ctfs.,
  6.00%, 08/01/14 to 10/01/32                   3,732,040     3,804,046
-----------------------------------------------------------------------
  5.50%, 05/01/16                                 619,622       631,695
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32                   1,108,148     1,142,949
-----------------------------------------------------------------------
  7.00%, 06/01/16 to 06/01/32                     508,488       533,795
-----------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32                     796,350       846,877
-----------------------------------------------------------------------
Unsec. Notes,
  4.88%, 03/15/07                                 500,000       530,995
=======================================================================
                                                              7,490,357
=======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-20.76%

Deb.,
  5.88%, 02/02/06                                 350,000       379,554
-----------------------------------------------------------------------
Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                     148,373       157,406
-----------------------------------------------------------------------
  7.00%, 12/01/15 to 02/01/33                   2,657,635     2,788,924
-----------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/32                   4,223,198     4,349,508
-----------------------------------------------------------------------
  6.00%, 01/01/17 to 03/01/33                   4,154,543     4,219,458
-----------------------------------------------------------------------
  5.50%, 09/01/17                                 533,041       543,610
-----------------------------------------------------------------------
  8.00%, 08/01/21 to 04/01/32                   1,203,423     1,293,912
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,(g)
  5.00%, 08/01/18                               1,542,000     1,542,649
-----------------------------------------------------------------------
  5.50%, 08/01/33                                 818,000       808,919
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

Unsec. Bonds,
  6.63%, 11/15/30                              $   45,000   $    48,241
-----------------------------------------------------------------------
Unsec. Notes,
  5.25%, 06/15/06                                 300,000       322,104
-----------------------------------------------------------------------
  3.25%, 11/15/07                               1,200,000     1,190,820
-----------------------------------------------------------------------
Unsec. Sub. Notes,
  4.75%, 01/02/07                                 150,000       158,102
-----------------------------------------------------------------------
  5.25%, 08/01/12                                 300,000       298,500
=======================================================================
                                                             18,101,707
=======================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-5.16%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 05/15/32                     695,965       741,747
-----------------------------------------------------------------------
  8.50%, 02/15/25                                  66,997        72,736
-----------------------------------------------------------------------
  8.00%, 08/15/25                                  25,476        27,592
-----------------------------------------------------------------------
  7.00%, 04/15/28 to 01/15/32                     795,809       835,605
-----------------------------------------------------------------------
  6.00%, 11/15/28 to 02/15/33                   1,560,920     1,591,195
-----------------------------------------------------------------------
  6.50%, 01/15/29 to 07/15/32                   1,187,376     1,229,313
=======================================================================
                                                              4,498,188
=======================================================================

TENNESSEE VALLEY AUTHORITY-0.66%

Unsec. Bonds,
  7.14%, 05/23/12                                 500,000       572,760
=======================================================================
    Total U.S. Government Agency Securities
      (Cost $32,025,968)                                     31,889,757
=======================================================================

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
U.S. TREASURY SECURITIES-11.86%

U.S. TREASURY NOTES-9.11%

2.13%, 10/31/04                                $1,100,000   $ 1,110,483
-----------------------------------------------------------------------
1.50%, 07/31/05                                 1,000,000       994,220
-----------------------------------------------------------------------
6.50%, 10/15/06                                   100,000       112,234
-----------------------------------------------------------------------
4.75%, 11/15/08                                 1,700,000     1,805,723
-----------------------------------------------------------------------
5.00%, 02/15/11                                 1,000,000     1,056,090
-----------------------------------------------------------------------
3.88%, 02/15/13                                 3,000,000     2,862,180
=======================================================================
                                                              7,940,930
=======================================================================

U.S. TREASURY BONDS-2.75%

7.25%, 05/15/16                                   235,000       286,185
-----------------------------------------------------------------------
7.50%, 11/15/16                                 1,350,000     1,675,053
-----------------------------------------------------------------------
6.25%, 08/15/23                                   400,000       439,124
=======================================================================
                                                              2,400,362
=======================================================================
    Total U.S. Treasury Securities (Cost
      $10,618,805)                                           10,341,292
=======================================================================

                                                 SHARES

MONEY MARKET FUNDS-1.72%

STIC Liquid Assets Portfolio(h)                   750,113       750,113
-----------------------------------------------------------------------
STIC Prime Portfolio(h)                           750,113       750,113
=======================================================================
    Total Money Market Funds (Cost
      $1,500,226)                                             1,500,226
=======================================================================
TOTAL INVESTMENTS-103.29% (Cost $90,926,799)                 90,046,978
=======================================================================
OTHER ASSETS LESS LIABILITIES-(3.29%)                        (2,871,700)
=======================================================================
NET ASSETS-100.00%                                          $87,175,278
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
GO      - General Obligation Bonds
Gtd.    - Guaranteed
Jr.     - Junior
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 07/31/03 was $6,697,141, which represented 7.68% of the Fund's net assets. Unless otherwise indicated, these securities are not considered illiquid.
(b) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 07/31/03 was $6,127,277 which represented 7.03% of the Fund's net assets.
(c) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 07/31/03.
(d) Principal and interest payments are secured by bond insurance provided by one of the following companies: Financial Security Assurance or MBIA Insurance Corp.
(e) Interest on this security is taxable income to the Fund.
(f) Interest rates are redetermined monthly. Rates shown are rates in effect on 07/31/03.
(g) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section C.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------
July 31, 2003

ASSETS:

Investments, at market value (cost
  $89,426,573)                                  $88,546,752
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $1,500,226)                               1,500,226
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,018,666
-----------------------------------------------------------
  Dividends and interest                          1,057,614
-----------------------------------------------------------
  Fund shares sold                                  179,558
-----------------------------------------------------------
  Due from advisor                                   18,620
-----------------------------------------------------------
Investment for deferred compensation plan             4,456
-----------------------------------------------------------
Other assets                                         14,881
===========================================================
     Total assets                                93,340,773
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           5,677,505
-----------------------------------------------------------
  Fund shares reacquired                            339,280
-----------------------------------------------------------
  Dividends                                          22,523
-----------------------------------------------------------
  Deferred compensation plan                          4,456
-----------------------------------------------------------
Accrued distribution fees                            55,881
-----------------------------------------------------------
Accrued trustees' fees                                  791
-----------------------------------------------------------
Accrued transfer agent fees                          33,947
-----------------------------------------------------------
Accrued operating expenses                           31,112
===========================================================
     Total liabilities                            6,165,495
===========================================================
Net assets applicable to shares outstanding     $87,175,278
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $87,302,343
-----------------------------------------------------------
Undistributed net investment income                  (5,473)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and futures contracts       758,229
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                            (879,821)
===========================================================
                                                $87,175,278
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $30,336,007
___________________________________________________________
===========================================================
Class B                                         $47,654,575
___________________________________________________________
===========================================================
Class C                                         $ 9,184,696
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           2,930,167
___________________________________________________________
===========================================================
Class B                                           4,602,982
___________________________________________________________
===========================================================
Class C                                             887,086
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.35
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $10.35 divided by
       95.25%)                                  $     10.87
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.35
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.35
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the year ended July 31, 2003

INVESTMENT INCOME:

Interest                                                      $ 2,469,189
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       29,251
=========================================================================
    Total investment income                                     2,498,440
=========================================================================

EXPENSES:

Advisory fees                                                     306,590
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     30,361
-------------------------------------------------------------------------
Distribution fees -- Class A                                       73,324
-------------------------------------------------------------------------
Distribution fees -- Class B                                      335,706
-------------------------------------------------------------------------
Distribution fees -- Class C                                       67,977
-------------------------------------------------------------------------
Transfer agent fees                                               202,615
-------------------------------------------------------------------------
Trustees' fees                                                      8,875
-------------------------------------------------------------------------
Registration and filing fees                                       62,945
-------------------------------------------------------------------------
Other                                                              66,446
=========================================================================
    Total expenses                                              1,204,839
=========================================================================
Less: Fees waived and expenses paid indirectly                   (288,467)
=========================================================================
    Net expenses                                                  916,372
=========================================================================
Net investment income                                           1,582,068
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain from:
  Investment securities                                         1,398,556
-------------------------------------------------------------------------
  Futures contracts                                                46,592
=========================================================================
                                                                1,445,148
=========================================================================
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (1,022,343)
=========================================================================
Net gain from investment securities and futures contracts         422,805
=========================================================================
Net increase in net assets resulting from operations          $ 2,004,873
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

For the year ended July 31, 2003 and the period December 31, 2001
(Date operations commenced) to July 31, 2002

                                                                 2003           2002
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 1,582,068    $   139,633
----------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                   1,445,148         87,097
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (1,022,343)       142,522
========================================================================================
    Net increase in net assets resulting from operations        2,004,873        369,252
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (797,837)       (77,172)
----------------------------------------------------------------------------------------
  Class B                                                      (1,033,094)       (73,438)
----------------------------------------------------------------------------------------
  Class C                                                        (208,766)       (27,624)
========================================================================================
    Total distributions from net investment income             (2,039,697)      (178,234)
========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (29,369)            --
----------------------------------------------------------------------------------------
  Class B                                                         (47,717)            --
----------------------------------------------------------------------------------------
  Class C                                                          (8,496)            --
========================================================================================
    Total distributions from net realized gains                   (85,582)            --
========================================================================================
    Decrease in net assets resulting from distributions        (2,125,279)      (178,234)
========================================================================================
Share transactions-net:
  Class A                                                      21,104,305      9,251,803
----------------------------------------------------------------------------------------
  Class B                                                      33,005,431     14,591,873
----------------------------------------------------------------------------------------
  Class C                                                       6,138,256      3,012,998
========================================================================================
    Net increase in net assets resulting from share
     transactions                                              60,247,992     26,856,674
========================================================================================
    Net increase in net assets                                 60,127,586     27,047,692
========================================================================================

NET ASSETS:

  Beginning of year                                            27,047,692             --
========================================================================================
  End of year                                                 $87,175,278    $27,047,692
________________________________________________________________________________________
========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve maximum total return consistent with preservation of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The Fund will segregate assets to cover its obligations under dollar roll transactions. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $500 million of the Fund's average daily net assets, plus 0.45% on the next $500 million of the Fund's average daily net assets, plus 0.40% on the Fund's average daily net assets in excess of $1 billion. AIM Distributors has agreed to waive up to 0.10% of the Rule 12b-1 plan fees on Class A shares and AIM has contractually agreed to waive advisory fees and/or reimburse expenses for Class A, Class B and Class C shares to the extent necessary to limit total annual operating expenses of Class A shares to 1.25% and has voluntarily agreed to waive advisory fees and/or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit total annual operating expenses of Class A shares to 1.00%. The expense limitations exclude interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any. Voluntary fee waivers or reimbursements may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers and reimbursements, to the extent that the annualized expense ratio does not exceed the contractual expense limit for the fiscal year, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended July 31, 2003, AIM waived fees of $266,097.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended July 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended July 31, 2003, AFS retained $112,730 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended July 31, 2003, the Class A, Class B and Class C shares paid AIM Distributors $52,374, $335,706 and $67,977, respectively after AIM Distributors waived Class A plan fees of $20,950.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2003, AIM Distributors retained $56,983 in front-end sales commissions from the sale of Class A shares and $0, $44 and $2,635 from Class A, Class B shares and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

NOTE 3--INDIRECT EXPENSES

For the year ended July 31, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,189 and reductions in custodian fees of $231 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,420.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

    During the year ended July 31, 2003, the Fund paid $2,694 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the year ended July 31, 2003.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended July 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the committed line of credit facility or the uncommitted unsecured revolving line of credit facility.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the year ended July 31, 2003 and the period December 31, 2001 (date operations commenced) through July 31, 2002 were as follows:

                                          2003         2002
-------------------------------------------------------------
Distributions paid from ordinary
  income                               $2,125,279    $178,234
_____________________________________________________________
=============================================================


Tax Components of Net Assets:

As of July 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                   $   758,523
-----------------------------------------------------------
Unrealized appreciation
  (depreciation) -- investments                    (880,115)
-----------------------------------------------------------
Temporary book/tax differences                       (5,473)
-----------------------------------------------------------
Shares of beneficial interest                    87,302,343
===========================================================
Total net assets                                $87,175,278
___________________________________________________________
===========================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended July 31, 2003 was $244,598,621 and $167,959,126, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $   844,346
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (1,724,461)
===========================================================
Net unrealized appreciation (depreciation)
  of investment securities                      $  (880,115)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $90,927,093.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of the utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes, stock issuance cost and paydown gains (losses) on July 31, 2003, undistributed net investment income was increased by $453,374, undistributed net realized gains decreased by $680,162 and shares of beneficial interest increased by $226,788. This reclassification had no effect on the net assets of the Fund.

NOTE 9--SHARE INFORMATION

The Fund currently offers three classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                                                               DECEMBER 31, 2001
                                                                                                (DATE OPERATIONS
                                                                                                 COMMENCED) TO
                                                                   YEAR ENDED 2003               JULY 31, 2002
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,675,553    $ 38,439,296      992,436    $10,034,790
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,564,339      47,687,420    1,538,451     15,590,664
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,230,567      12,857,366      385,449      3,888,452
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         72,052         755,569        7,294         73,755
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         88,787         931,209        6,117         61,932
--------------------------------------------------------------------------------------------------------------------
  Class C                                                         18,930         198,523        2,532         25,581
====================================================================================================================
Automatic conversion of Class B shares to Class A shares*:
  Class A                                                         79,038         832,366           --             --
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        (79,022)       (832,366)          --             --
====================================================================================================================
Reacquired:
  Class A                                                     (1,811,444)    (18,922,926)     (84,762)      (856,742)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,411,242)    (14,780,832)    (104,448)    (1,060,723)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (661,171)     (6,917,633)     (89,221)      (901,035)
====================================================================================================================
                                                               5,766,387    $ 60,247,992    2,653,848    $26,856,674
____________________________________________________________________________________________________________________
====================================================================================================================

* Prior to the year ended July 31, 2003, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                           CLASS A
                                                              ----------------------------------
                                                                               DECEMBER 31, 2001
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED         COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2003                2002
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.19              $10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.32(a)             0.18(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.26                0.23
================================================================================================
    Total from investment operations                              0.58                0.41
================================================================================================
Less distributions:
  Dividends from net investment income                           (0.40)              (0.22)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.02)                 --
================================================================================================
    Total distributions                                          (0.42)              (0.22)
================================================================================================
Net asset value, end of period                                 $ 10.35              $10.19
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   5.77%               4.09%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $30,336              $9,325
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.00%(c)            1.00%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.54%(c)            3.21%(d)
================================================================================================
Ratio of net investment income to average net assets              3.07%(c)            3.10%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                         284%                215%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $20,949,696.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                           CLASS B
                                                              ----------------------------------
                                                                               DECEMBER 31, 2001
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2003                2002
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.19              $ 10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.24(a)              0.14(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.27                 0.22
================================================================================================
    Total from investment operations                              0.51                 0.36
================================================================================================
Less distributions:
  Dividends from net investment income                           (0.33)               (0.17)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.02)                  --
================================================================================================
    Total distributions                                          (0.35)               (0.17)
================================================================================================
Net asset value, end of period                                 $ 10.35              $ 10.19
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   4.98%                3.65%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $47,655              $14,678
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.75%(c)             1.75%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.19%(c)             3.86%(d)
================================================================================================
Ratio of net investment income to average net assets              2.32%(c)             2.35%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                         284%                 215%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $33,570,591.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                           CLASS C
                                                              ----------------------------------
                                                                               DECEMBER 31, 2001
                                                                               (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                               JULY 31,            JULY 31,
                                                                 2003                2002
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.19              $10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.24(a)             0.14(a)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.27                0.22
================================================================================================
    Total from investment operations                              0.51                0.36
================================================================================================
Less distributions:
  Dividends from net investment income                           (0.33)              (0.17)
------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.02)                 --
================================================================================================
    Total distributions                                          (0.35)              (0.17)
================================================================================================
Net asset value, end of period                                  $10.35              $10.19
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                   4.98%               3.65%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $9,185              $3,045
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.75%(c)            1.75%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.19%(c)            3.86%(d)
================================================================================================
Ratio of net investment income to average net assets              2.32%(c)            2.35%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                         284%                215%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $6,797,674.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Total Return Bond Fund and the Board of Trustees of AIM Investment Securities Funds:



We have audited the accompanying statement of assets and liabilities of AIM Total Return Bond Fund (a portfolio of AIM Investment Securities Funds), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Total Return Bond Fund as of July 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- ERNST & YOUNG LLP
September 10, 2003

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Investment Securities Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST    SINCE            DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
---------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1988             Director and Chairman, A I M Management Group
   Trustee, Chairman and                            Inc. (financial services holding company); and
   President                                        Director and Vice Chairman, AMVESCAP PLC and
                                                    Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.; Director,
                                                    Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); and Director
                                                    and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M
                                                    Distributors, Inc. (registered broker dealer),
                                                    AIM Investment Services, Inc.(3), (registered
                                                    transfer agent), and Fund Management Company
                                                    (registered broker dealer); and Chief Executive
                                                    Officer, AMVESCAP PLC -- Managed Products
---------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003             Director, President and Chief Executive
   Trustee and Executive Vice                       Officer, A I M Management Group Inc. (financial
   President                                        services holding company); Director, Chairman
                                                    and President, A I M Advisors, Inc. (registered
                                                    investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment
                                                    advisor) and A I M Distributors, Inc.
                                                    (registered broker dealer); Director and
                                                    Chairman, AIM Investment Services, Inc.(3)
                                                    (registered transfer agent); and Fund
                                                    Management Company (registered broker dealer);
                                                    and Chief Executive Officer, AMVESCAP
                                                    PLC -- AIM Division (parent of AIM and a global
                                                    investment management firm)
                                                    Formerly: Director, Chairman, President and
                                                    Chief Executive Officer, INVESCO Funds Group,
                                                    Inc. and INVESCO Distributors, Inc.; Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive Officer
                                                    of NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
---------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         2001             Of Counsel, law firm of Baker & McKenzie
   Trustee
---------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       1992             Chairman, Crockett Technology Associates
   Trustee                                          (technology consulting company)
---------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2000             Director of a number of public and private
   Trustee                                          business corporations, including the Boss Group
                                                    Ltd. (private investment and management) and
                                                    Magellan Insurance Company
                                                    Formerly: Director, President and Chief
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
---------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     1998             Formerly: Chairman, Mercantile Mortgage Corp.;
   Trustee                                          President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
---------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          1997             Chief Executive Officer, Twenty First Century
   Trustee                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
---------------------------------------------------------------------------------------------------


NAME, YEAR OF BIRTH AND           OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST   HELD BY TRUSTEE
--------------------------------  -------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946    None
   Trustee, Chairman and
   President
---------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951  Director and Chairman, INVESCO
   Trustee and Executive Vice     Bond Funds, Inc., INVESCO
   President                      Combination Stock & Bond Funds,
                                  Inc., INVESCO Counselor Series
                                  Funds, Inc., INVESCO
                                  International Funds, Inc.,
                                  INVESCO Manager Series Funds,
                                  Inc., INVESCO Money Market
                                  Funds, Inc., INVESCO Sector
                                  Funds, Inc., INVESCO Stock
                                  Funds, Inc., INVESCO
                                  Treasurer's Series Funds, Inc.
                                  and INVESCO Variable Investment
                                  Funds, Inc.
---------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939        Badgley Funds, Inc. (registered
   Trustee                        investment company)
---------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944      ACE Limited (insurance
   Trustee                        company); and Captaris, Inc.
                                  (unified messaging provider)
---------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941       Cortland Trust, Inc. (Chairman)
   Trustee                        (registered investment
                                  company); Annuity and Life Re
                                  (Holdings), Ltd. (insurance
                                  company)
---------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935    None
   Trustee
---------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952         Administaff
   Trustee
---------------------------------------------------------------------------------------------------

  (1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

  (2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each trustee and officer of AIM Investment Securities Funds is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937          1990               Partner, law firm of Kramer Levin Naftalis and
   Trustee                                             Frankel LLP
------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950       1998               Formerly: Chief Executive Officer, YWCA of the
   Trustee                                             USA
------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942         1988               Partner, law firm of Pennock & Cooper
   Trustee
------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935          2001               Retired
   Trustee
------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939           1990               Executive Vice President, Development and
   Trustee                                             Operations Hines Interests Limited Partnership
                                                       (real estate development company)
------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------

   Kevin M. Carome(4) -- 1956       2003               Director, Senior Vice President, Secretary and
   Senior Vice President                               General Counsel, A I M Management Group Inc.
                                                       (financial services holding company) and A I M
                                                       Advisors, Inc.; Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.(3); and Director,
                                                       Vice President and General Counsel, Fund
                                                       Management Company
                                                       Formerly: Senior Vice President and General
                                                       Counsel, Liberty Financial Companies, Inc.; and
                                                       Senior Vice President and General Counsel,
                                                       Liberty Funds Group, LLC
------------------------------------------------------------------------------------------------------

   Gary T. Crum(5) -- 1947          1991               Director, Chairman and Director of Investments,
   Senior Vice President                               A I M Capital Management, Inc.; Director and
                                                       Executive Vice President, A I M Management
                                                       Group Inc.; Director and Senior Vice President,
                                                       A I M Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955           2002               Managing Director and Chief Research
   Vice President                                      Officer -- Fixed Income, A I M Capital
                                                       Management, Inc.; and Vice President, A I M
                                                       Advisors, Inc.
------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943          1992               Vice President and Chief Compliance Officer,
   Vice President                                      A I M Advisors, Inc. and A I M Capital
                                                       Management, Inc.; and Vice President, AIM
                                                       Investment Services, Inc.(3)
------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960        1992               Managing Director and Chief Cash Management
   Vice President                                      Officer, A I M Capital Management, Inc.;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M Advisors,
                                                       Inc.
------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(5) -- 1940       2002               Vice President, A I M Advisors, Inc., and
   Vice President                                      President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management,
                                                       Inc.
------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959           1988               Vice President and Fund Treasurer, A I M
   Vice President and Treasurer                        Advisors, Inc.
------------------------------------------------------------------------------------------------------

NAME, YEAR OF BIRTH AND            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    HELD BY TRUSTEE
---------------------------------  -------------------------------

   Carl Frischling -- 1937         Cortland Trust, Inc.
   Trustee                         (registered investment company)
------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      None
   Trustee
------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        None
   Trustee
------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         None
   Trustee
------------------------------------------------------------------------------------------------------

   Louis S. Sklar -- 1939          None
   Trustee
------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
------------------------------------------------------------------------------------------------------

   Kevin M. Carome(4) -- 1956      N/A
   Senior Vice President
------------------------------------------------------------------------------------------------------

   Gary T. Crum(5) -- 1947         N/A
   Senior Vice President
------------------------------------------------------------------------------------------------------

   Stuart W. Coco -- 1955          N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Melville B. Cox -- 1943         N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Edgar M. Larsen(5) -- 1940      N/A
   Vice President
------------------------------------------------------------------------------------------------------

   Dana R. Sutton -- 1959          N/A
   Vice President and Treasurer
------------------------------------------------------------------------------------------------------

  (3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.
  (4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
  (5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        Ernst & Young LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               5 Houston Center
Houston, TX 77046               Suite 100                       Suite 100                       1401 McKinney
                                Houston, TX 77046               Houston, TX 77046               Suite 1200
                                                                                                Houston, TX 77010
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   State Street Bank and Trust
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022                                              Boston, MA 02110

REQUIRED FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Of ordinary dividends paid to shareholders during the Fund's tax year ended July 31, 2003, 0% is eligible for the dividends received deduction for corporations. The Fund designated long-term capital gains of $56,237 for the Fund's tax year ended July 31, 2003.

REQUIRED STATE INCOME TAX INFORMATION

Of the ordinary dividends paid, 10.01% was derived from U.S. Treasury
Obligations.

      DOMESTIC EQUITY                           INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

                                        AIM Asia Pacific Growth Fund                                 TAXABLE
                                        AIM Developing Markets Fund
AIM Aggressive Growth Fund              AIM European Growth Fund                        AIM Floating Rate Fund
AIM Balanced Fund*                      AIM European Small Company Fund                 AIM High Yield Fund
AIM Basic Balanced Fund*                AIM Global Aggressive Growth Fund               AIM Income Fund
AIM Basic Value Fund                    AIM Global Growth Fund                          AIM Intermediate Government Fund
AIM Blue Chip Fund                      AIM Global Trends Fund                          AIM Limited Maturity Treasury Fund(5,6)
AIM Capital Development Fund            AIM Global Value Fund(4)                        AIM Money Market Fund
AIM Charter Fund                        AIM International Core Equity Fund              AIM Short-Term Bond Fund
AIM Constellation Fund                  AIM International Emerging Growth Fund          AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund        AIM International Growth Fund                   INVESCO Cash Reserves Fund
AIM Diversified Dividend Fund(1)        INVESCO European Fund                           INVESCO High Yield Fund
AIM Emerging Growth Fund                INVESCO International Blue Chip Value Fund      INVESCO Select Income Fund
AIM Large Cap Basic Value Fund                                                          INVESCO U.S. Government Money Fund
AIM Large Cap Growth Fund                           SECTOR EQUITY                       INVESCO U.S. Government Securities Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund            AIM Global Energy Fund                                      TAX-FREE
AIM Mid Cap Core Equity Fund            AIM Global Financial Services Fund
AIM Mid Cap Growth Fund                 AIM Global Health Care Fund                     AIM High Income Municipal Fund
AIM Opportunities I Fund(2)             AIM Global Science and Technology Fund          AIM Municipal Bond Fund
AIM Opportunities II Fund(2)            AIM Global Utilities Fund                       AIM Tax-Exempt Cash Fund
AIM Opportunities III Fund(2)           AIM New Technology Fund                         AIM Tax-Free Intermediate Fund(5,6)
AIM Premier Equity Fund                 AIM Real Estate Fund                            INVESCO Tax-Free Bond Fund
AIM Premier Equity II Fund              INVESCO Advantage Global Health Sciences Fund   INVESCO Tax-Free Money Fund
AIM Select Equity Fund                  INVESCO Energy Fund
AIM Small Cap Equity Fund               INVESCO Financial Services Fund
AIM Small Cap Growth Fund(3)            INVESCO Gold & Precious Metals Fund
AIM Weingarten Fund                     INVESCO Health Sciences Fund
INVESCO Advantage Fund                  INVESCO Leisure Fund
INVESCO Balanced Fund*                  INVESCO Multi-Sector Fund
INVESCO Core Equity Fund                INVESCO Real Estate Opportunity Fund
INVESCO Dynamics Fund                   INVESCO Technology Fund
INVESCO Growth Fund                     INVESCO Telecommunications Fund
INVESCO Growth & Income Fund            INVESCO Utilities Fund
INVESCO Mid-Cap Growth Fund
INVESCO Small Company Growth Fund
INVESCO S&P 500 Index Fund
INVESCO Total Return Fund*
INVESCO Value Equity Fund

* Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) Effective October 1, 2002, the fund was reopened to new investors. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (5) Class A shares closed to new investors on October 30, 2002. (6) Class A3 shares were first offered on October 31, 2002.

    Pending shareholder approval, the following fund reorganizations will occur in late October or early November 2003: AIM Global Energy Fund into INVESCO Energy Fund; AIM Global Financial Services Fund into INVESCO Financial Services Fund; AIM Global Science and Technology Fund into INVESCO Technology Fund; AIM Global Utilities Fund into INVESCO Utilities Fund; AIM International Core Equity Fund into INVESCO International Blue Chip Value Fund; AIM New Technology Fund into INVESCO Technology Fund; AIM Premier Equity II Fund into AIM Premier Equity Fund; INVESCO Advantage Fund into AIM Opportunities III Fund; INVESCO Balanced Fund into INVESCO Total Return Fund; INVESCO Cash Reserves Fund into AIM Money Market Fund; INVESCO European Fund into AIM European Growth Fund; INVESCO Growth Fund into AIM Large Cap Growth Fund; INVESCO Growth & Income Fund into AIM Blue Chip Fund; INVESCO High Yield Fund into AIM High Yield Fund; INVESCO Real Estate Opportunity Fund into AIM Real Estate Fund; INVESCO Select Income Fund into AIM Income Fund; INVESCO Tax-Free Bond Fund into AIM Municipal Bond Fund; INVESCO Telecommunications Fund into INVESCO Technology Fund; INVESCO U.S. Government Securities Fund into AIM Intermediate Government Fund; INVESCO Tax-Free Money Fund into aim Tax-Exempt Cash Fund; and INVESCO Value Equity Fund into AIM Large Cap Basic Value Fund.

    For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after October 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $147 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $348 billion in assets under management. Data as of June 30, 2003.


Mutual   Retirement   Annuities   College     Separately    Offshore   Alternative   Cash
Funds    Products                 Savings     Managed       Products   Investments   Management
                                  Plans       Accounts


                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --Servicemark--

                          YOUR GOALS. OUR SOLUTIONS.SM
                                --Servicemark--


AIMinvestments.com                                                      TRB-AR-1

ITEM 2. CODE OF ETHICS

       Pursuant to rules of the Securities and Exchange Commission adopted pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 that became effective on March 1, 2003, a registered management investment company must disclose, for each fiscal year ending on or after July 15, 2003, whether the investment company has adopted a code of ethics for its principal executive officer, principal financial officer, principal accounting officer or controller, or persons serving similar positions (collectively, "Senior Officers"), and if not, why not.

       Registrant is one of eighteen legal entities, consisting of 86 series portfolios, known as "The AIM Family of Funds--Registered Trademark--" (the "AIM Funds"). The AIM Funds have fiscal years that end at different times throughout the year.

       At a meeting in person held on September 16-17, 2003, the Boards of Directors/Trustees of the AIM Funds adopted a uniform code of ethics for the Senior Officers of all of the AIM Funds, including Registrant, a copy of which is included in this filing under Item 10(a) (the "Code"). Most of the AIM Funds have fiscal years ending in October and December. For those Funds, the action taken by the Boards to adopt the Code occurred prior to the end of their current fiscal years. For Funds with fiscal years that ended July 31, 2003 or August 31, 2003, including Registrant, this action occurred subsequent to the end of their 2003 fiscal year-end.

       The Senior Officers have represented to the Registrant that there would have been no waivers, including implied waivers, sought under the Code had it been in effect during Registrant's most recent fiscal year. As officers of the Registrant's investment adviser, which is a wholly owned subsidiary of AMVESCAP PLC, the Senior Officers are also subject to AMVESCAP's Code of Conduct. The AMVESCAP Code of Conduct requires the Senior Officers to adhere to the highest standards of honest and ethical conduct.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Prema Mathai-Davis. Ms. Mathai-Davis is "independent" within the meaning of that term used in Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR/A is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report on Form N-CSR/A that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

10(a)(1)  Code of Ethics.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3)  Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Securities Funds

By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date: August 3, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investments Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date: August 3, 2004


By:    /s/ SIDNEY M. DILGREN
       -------------------------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date: August 3, 2004

                                 EXHIBIT INDEX

10(a)(1)  Code of Ethics.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3)  Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.